 Filed electronically with the Securities and Exchange Commission on November 28, 2003

                                                               File No. 2-36238
                                                               File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933
                         Pre-Effective Amendment No. ___
                         Post-Effective Amendment No. 84
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 68

                            SCUDDER SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

             Two International Place, Boston,          MA 02110-4103
           (Address of Principal Executive Offices)      (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2572

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston, MA 02110
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[_]      Immediately upon filing pursuant to paragraph (b)
[_]      60 days after filing pursuant to paragraph (a)(1)
[_]      75 days after filing pursuant to paragraph (a)(2)
[X]      On December 1, 2003 pursuant to paragraph (b)
[_]      On _____________ pursuant to paragraph (a)(1)
[_]      On _____________ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
[_]      This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Small/Aggressive Funds I

Scudder 21st Century Growth Fund

Scudder Dynamic Growth Fund

Supplement to each fund’s currently effective prospectus Dated December 1, 2003

CLASS I SHARES

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds’ Class A, B and C prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. In addition, Scudder 21st Century Growth Fund offers separately two other classes of shares designated Class AARP and Class S shares, which are described in the fund’s Class AARP and S prospectus dated December 1, 2003. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Deutsche Investment Management Americas Inc. (the “Advisor”) and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only through Scudder Distributors, Inc. (“SDI”), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The tables that follow show how the returns of the Class I shares of Scudder 21st Century Growth Fund and Scudder Dynamic Growth Fund, on a before tax basis, compare with broad-based market indices (which, unlike the funds, do not have any fees or expenses). The performance of both the funds and the indices may vary over time. All figures assume reinvestment of dividends and distributions. As always, past performance (before and after taxes) is no guarantee of future results.

On October 15, 2001 Scudder Small Capitalization Equity Fund changed its name to Scudder Dynamic Growth Fund. At the same time the fund changed its investment strategy to invest at least 65% of total assets in companies whose market capitalizations are $8.5 billion or less. Previously, the fund invested at least 65% of total assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index. Consequently, the fund’s performance prior to that date may have been different if the current investment strategy had been in place.

Scudder 21st Century Growth Fund — Class I

Average Annual Total Returns (%) as of 12/31/2002
	1 Year		Since Inception*

Scudder 21st Century Growth Fund (Return before taxes)	-	42.60	-	36.66

Index (Reflects no deductions for fees, expenses or taxes)	-	30.26	-	30.26

Index: The Russell 2000 Growth Index, which consists of those stocks in the Russell 2000 Index that have a greater-than-average growth orientation.

For more recent performance information, call your financial advisor or (800) 621-1048 or visit our Web site at www.scudder.com.

*	Since 12/01/01. Index comparison begins November 30, 2001.

2

Scudder Dynamic Growth Fund — Class I

Average Annual Total Returns (%) as of 12/31/2002
	1 Year	5 Years	Since Inception*

Scudder Dynamic Growth Fund (Return before taxes)	-39.29	-12.98	-3.17

Index (Reflects no deductions for fees, expenses or taxes)	-27.41	-1.82	4.47

Index: Russell Mid Cap Growth Index, an unmanaged capitalization-weighted index of medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

For more recent performance information, call your financial advisor or (800) 621-1048 or visit our Web site at www.scudder.com.

*	Since 7/31/1995. Index comparison begins 6/30/1995.

3

How much investors pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of a fund.

Shareholder Fees, fees paid directly from your investment.

	Maximum Sales Charge (Load) Imposed on Purchases (% of offering price)	Maximum Contingent Deferred Sales Charge (Load) (% of redemption proceeds)	Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distribu- tions	Redemption Fee	Exchange Fee

Scudder 21st Century Growth Fund	None	None	None	None	None

Scudder Dynamic Growth Fund	None	None	None	None	None

Annual Operating Expenses, deducted from fund assets.

	Management Fee	Distribution/ Service (12b-1) Fees	Other Expenses*	Total Annual Fund Operating Expenses**

Scudder 21st Century Growth Fund	0.75%	None	0.19%	0.94%

Scudder Dynamic Growth Fund	0.61	None	0.26	0.87

*	Restated and estimated to reflect the termination of the fixed rate administrative fee.
**	Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each fund to the extent necessary to maintain each fund’s total operating expenses at 1.50% and 1.00% for Class I shares of Scudder 21st Century Growth Fund and Scudder Dynamic Growth Fund, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees, and organizational and offering expenses. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses for Class I shares of each fund.

Example

Based on the costs above, this example helps you compare the expenses of a fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

	1 Year	3 Years	5 Years	10 Years

Scudder 21st Century Growth Fund	$96	$300	$520	$1,155

Scudder Dynamic Growth Fund	89	278	482	1,073

4

Financial Highlights

These tables are designed to help you understand each fund’s financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder 21st Century Growth Fund has been audited by PricewaterhouseCoopers LLP, independent auditors, and the information for Scudder Dynamic Growth Fund has been audited by Ernst & Young LLP, independent auditors, both of whose reports, along with each fund’s financial statements, are included in that fund’s annual report (see “Shareholder reports” on the last page).

Scudder 21st Century Growth Fund — Class I

	2003	2002[a]

Selected Per Share Data

Net asset value, beginning of period	$10.55	$16.23

Income (loss) from investment operations:

Net investment income (loss)[b]	(.07)	(.04)

Net realized and unrealized gain (loss) on investment transactions	1.47	(5.64)

Total from investment operations	1.40	(5.68)

Redemption fees	— ***	—	***

Net asset value, end of period	$11.95	$10.55

Total Return (%)	13.27	(35.00	)**

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	3	.02

Ratio of expenses (%)	.86	.86	*

Ratio of net investment income (loss) (%)	(.65)	(.65	)*

Portfolio turnover rate (%)	92	83

[a]	For the period from December 3, 2001 (commencement of sales of Class I shares) to July 31, 2002.

[b]	Based on average shares outstanding during the period.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

5

Scudder Dynamic Growth Fund — Class I

Years Ended September 30,	2003	2002	2001	2000	1999

Selected Per Share Data

Net asset value, beginning of period	$2.16	$3.16	$9.38	$6.27	$5.39

Income from investment operations:

Net investment income (loss)	(.01)[a]	(.01)[a]	(.02)	(.05)[a]	(.01)[a]

Net realized and unrealized gain (loss)on investment transactions	.97	(.99)	(4.88)	3.52	1.30

Total from investment operations	.96	(1.00)	(4.90)	3.47	1.29

Less distributions from:

Net realized gains on investment transactions	—	—	(1.32)	(.36)	(.41)

Total distributions	—	—	(1.32)	(.36)	(.41)

Net asset value, end of period	$3.12	$2.16	$3.16	$9.38	$6.27

Total Return (%)	44.44	(31.65)	(57.33)	56.87	24.66

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	.25	3	7	20	12

Ratio of expenses before expense reductions (%)	.72	.60	.71[b]	.97	.58

Ratio of expenses after expense reductions (%)	.72	.60	.70[b]	.96	.58

Ratio of net investment income (loss) (%)	(.43)	(.27)	(.27)	(.65)	(.21)

Portfolio turnover rate (%)	134	59	132	156	133

[a]	Based on average shares outstanding during the period.

[b]	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization in fiscal 2001 before and after expense reductions were .70% and .69%, respectively.

6

Special Features

Shareholders of a fund’s Class I shares may exchange their shares for (i) shares of Scudder Money Funds — Scudder Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Scudder Money Funds — Scudder Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share, if any, (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund.

7

December 1, 2003 SSAGF1-1I	Printed on recycled paper

Small/Aggressive Funds I

Classes A, B and C

Prospectus

December 1, 2003

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Dynamic Growth Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

How the Funds Work

4	Scudder 21st Century Growth Fund

11	Scudder Aggressive Growth Fund

19	Scudder Dynamic Growth Fund

26	Other Policies and Secondary Risks

28	Who Manages and Oversees the Funds

31	Financial Highlights

How to Invest in the Funds

41	Choosing a Share Class

47	How to Buy Shares

48	How to Exchange or Sell Shares

49	Policies You Should Know About

58	Understanding Distributions and Taxes

How the Funds Work

On the next few pages, you’ll find information about each fund’s investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you’ll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They’re not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

	Class A	Class B	Class C

ticker symbol	SCNAX	SCNBX	SCNCX
fund number	151	251	351

Scudder 21st Century Growth Fund

The Fund’s Main Investment Strategy

The fund seeks long-term growth of capital by investing in common stocks of emerging growth companies that the advisor believes are poised to be leaders in the new century. The fund typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index (as of September 30, 2003, the Russell 2000 Growth Index had a median market capitalization of $392 million). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

Using extensive fundamental and field research, the managers look for companies that have low debt, exceptional management teams that hold a significant stake in the company, strong current or potential competitive positioning, and potential annual earnings growth of at least 15%, among other factors. The managers often find these companies in rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers generally look for companies that they believe have potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

The managers may favor different types of securities from different industries and companies at different times.

OTHER INVESTMENTS The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the fund may use futures and options, including sales of covered put and call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market (See “Secondary Risks” for more information).

4    |     Scudder 21st Century Growth Fund

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given industry.

Also, as companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the fund may continue to hold their stock, but generally will not add to these holdings.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.

Stock Market Risk. As with most stock funds, one of the most important factors with this fund is how stocks perform — in this case, growth stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get attractive prices for them.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

This fund is designed for long-term investors who can accept the above-average risks of small-company investing and who are interested in a fund that seeks out tomorrow’s leaders.

Scudder 21st Century Growth Fund    |    5

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Small Company Risk. To the extent that a fund invests in small capitalization companies, it will be more susceptible to share price fluctuations, since small company stocks tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information, typical with small company investing, can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company’s financial resources. In addition, small company stocks are typically less liquid than large company stocks. Particularly when they are performing poorly, a small company’s shares may be more difficult to sell. Finally, the valuation of such securities often depends on future expectations.

Other factors that could affect performance include:

■	the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other factors

■	foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

■	derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see “Secondary Risks” for more information)

6    |     Scudder 21st Century Growth Fund

The Fund’s Performance History

While a fund’s past performance (before and after taxes) isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of the fund’s Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares was May 1, 2000. In the bar chart, the performance figures for Class A for periods prior to that date are based on the historical performance of the fund’s original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of the fund’s original share class (Class S), adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges of  Classes A, B, or C. Class S shares are offered in a different prospectus, but are not available to new investors.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and may vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder 21st Century Growth Fund

Annual Total Returns (%) as of 12/31 each year	Class A

2003 Total Return as of September 30: 21.77%

For the periods included in the bar chart:

Best Quarter: 46.52%, Q4 1999	Worst Quarter: –27.98%, Q3 2001

Scudder 21st Century Growth Fund    |    7

Average Annual Total Returns (%) as of 12/31/2002
	1 Year	5 Years	Since Inception*

Class A

Return before Taxes	-46.20	-5.05	-2.90

Return after Taxes on Distributions	-46.20	-5.45	-3.96

Return after Taxes on Distributions and Sale of Fund Shares	-30.58	-4.32	-3.14

Class B (Return before Taxes)	-45.11	-4.83	-2.72

Class C (Return before Taxes)	-43.95	-4.83	-2.86

Index (Reflects no deductions for fees, expenses or taxes)	-30.26	-6.59	-3.40

Index: Russell 2000 Growth Index, an unmanaged, capitalization-weighted index containing the growth stocks in the Russell 2000 Index.

*	Since 9/9/1996. Index comparison begins 9/30/1996.

Total returns from the date of inception through 2001 would have been lower if operating expenses hadn’t been reduced.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or (800) 621-1048 or visit our Web site at www.scudder.com.

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund’s taxable distributions, not a shareholder’s gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund’s taxable distributions and a shareholder’s gain or loss from selling fund shares.

8    |    Scudder 21st Century Growth Fund

How Much Investors Pay

The table describes the fees and expenses that you may pay if you buy and hold fund shares.

Fee Table	Class A	Class B	Class C

Shareholder Fees, paid directly from your investment

Maximum Cumulative Sales Charge (Load)	5.75%	4.00%	2.00%

Maximum Sales Charge (Load) Imposed on Purchases (% of offering price)	5.75	None	1.00

Maximum Contingent Deferred Sales Charge (Load) (% of redemption proceeds)	None *	4.00	1.00

Annual Operating Expenses, deducted from fund assets

Management Fee	0.75%	0.75%	0.75%

Distribution/Service (12b-1) Fee	0.24	0.98	0.98

Other Expenses**	1.52	1.68	1.78

Total Annual Operating Expenses**	2.51	3.41	3.51

Less Expense Waiver/Reimbursement***	0.76	0.92	1.02

Net Annual Fund Operating Expenses***	1.75	2.49	2.49

*	The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see ‘Policies You Should Know About — Policies about transactions’) may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.
**	Restated and estimated to reflect the termination of the fixed rate administrative fee.
***	Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s operating expenses at 1.50% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees, and organizational and offering expenses.

Scudder 21st Century Growth Fund    |    9

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Example	1 Year	3 Years	5 Years	10 Years

Expenses, assuming you sold your shares at the end of each period

Class A shares	$743	$1,243	$1,769	$3,203

Class B shares	652	1,262	1,895	3,241

Class C shares	450	1,073	1,817	3,779

Expenses, assuming you kept your shares

Class A shares	$743	$1,243	$1,769	$3,203

Class B shares	252	962	1,695	3,241

Class C shares	350	1,073	1,817	3,779

10    |    Scudder 21st Century Growth Fund

	Class A	Class B	Class C

ticker symbol	KGGAX	KGGBX	KGGCX
fund number	073	273	373

Scudder Aggressive Growth Fund

The Fund’s Main Investment Strategy

The fund seeks capital appreciation through the use of aggressive investment techniques. The fund normally invests at least 65% of total assets in equities — mainly common stocks — of US companies. The fund can invest in stocks of small, mid-sized and large companies of any market sector, and may invest in initial public offerings (IPOs) and in growth-oriented market sectors, such as the technology sector. In fact, the fund’s stock selection methods may at times cause it to invest more than 25% of its total assets in a single sector. A sector is typically made up of numerous industries.

In managing the fund, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other characteristics.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

OTHER INVESTMENTS While the fund invests mainly in US common stocks, it may invest up to 25% of total assets in foreign securities. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the fund may use futures and options, including sales of covered put and call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market (See “Secondary Risks” for more information).

Scudder Aggressive Growth Fund    |    11

The managers also look for companies in growing industries that have innovative products and services, repeat customers and control over costs and prices.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries while looking for those that may benefit from recent or expected changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times.

To a limited extent, the managers may seek to take advantage of short-term trading opportunities that result from market volatility. For example, the managers may increase positions in favored companies when prices fall and may sell companies that appear to be fully valued when prices rise.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental qualities have changed, other investments offer better opportunities, or to adjust their emphasis on a given industry or sector.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.

Stock Market Risk. As with most stock funds, one of the most important factors with this fund is how stocks perform — in this case, growth stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get attractive prices for them. To the extent that it invests in small and/or mid-sized companies, the fund will be subject to increased risk because smaller

12    |    Scudder Aggressive Growth Fund

company stocks tend to be more volatile than stocks of larger companies, in part because, among other things, smaller companies tend to be less established than larger companies, often have more limited product lines, and may depend more heavily upon a few key employees. In addition, the valuation of their stocks often depends on future expectations.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Non-Diversification Risk. The fact that the fund is classified as non-diversified and can invest a larger percentage of assets in a given stock than a diversified fund, increases its risk, because any factors affecting a given company could affect fund performance more than if the fund invested in a larger number of issuers. In addition, the fact that the fund may focus its investments in one or more sectors increases stock market risk, because factors affecting those sectors could affect fund performance.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify a fund’s performance if it has a small asset base. A fund is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that a fund will be able to obtain proportionately larger IPO allocations.

This fund is designed for long-term investors who can accept an above-average level of risk to their investment and who are interested in potentially higher returns.

Scudder Aggressive Growth Fund    |    13

Other factors that could affect performance include:

■	the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other factors

■	foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

■	derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see “Secondary Risks” for more information)

14    |    Scudder Aggressive Growth Fund

The Fund’s Performance History

While a fund’s past performance (before and after taxes) isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of the fund’s Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum applicable sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Aggressive Growth Fund

Annual Total Returns (%) as of 12/31 each year	Class A

2003 Total Return as of September 30: 23.42%

For the periods included in the bar chart:

Best Quarter: 33.20%, Q4 1999	Worst Quarter: –28.00%, Q3 2001

Scudder Aggressive Growth Fund    |    15

Average Annual Total Returns (%) as of 12/31/2002
	1 Year	5 Years	Since Inception*

Class A

Return before Taxes	-35.81	-5.36	0.21

Return after Taxes on Distributions	-35.81	-5.39	-0.12

Return after Taxes on Distributions and Sale of Fund Shares	-21.99	-4.16	0.06

Class B (Return before Taxes)	-34.45	-5.25	0.33

Class C (Return before Taxes)	-33.05	-5.31	0.12

Index (Reflects no deductions for fees, expenses or taxes)	-28.03	-4.11	0.72

Index: Russell 3000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 3000 Index.

*	Since 12/31/1996.

Total returns from 1998 through 1999 would have been lower if operating expenses hadn’t been reduced.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or (800) 621-1048 or visit our Web site at www.scudder.com.

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund’s taxable distributions, not a shareholder’s gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund’s taxable distributions and a shareholder’s gain or loss from selling fund shares.

16    |     Scudder Aggressive Growth Fund

How Much Investors Pay

The table describes the fees and expenses that you may pay if you buy and hold fund shares.

Fee Table	Class A	Class B	Class C

Shareholder Fees, paid directly from your investment

Maximum Cumulative Sales Charge (Load)	5.75%	4.00%	2.00%

Maximum Sales Charge (Load) Imposed on Purchases (% of offering price)	5.75	None	1.00

Maximum Contingent Deferred Sales Charge (Load) (% of redemption proceeds)	None *	4.00	1.00

Annual Operating Expenses, deducted from fund assets

Management Fee	0.70%	0.70%	0.70%

Distribution/Service (12b-1) Fee	0.23	0.97	0.98

Other Expenses**	1.16	1.56	1.60

Total Annual Operating Expenses**	2.09	3.23	3.28

Less Expense Waiver/Reimbursement***	0.34	0.74	0.78

Net Annual Fund Operating Expenses***	1.75	2.49	2.50

*	The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see ‘Policies You Should Know About — Policies about transactions’) may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.
**	Restated and estimated to reflect the termination of the fixed rate administrative fee.
***	Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s operating expenses at 1.50% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees, and organizational and offering expenses.

Scudder Aggressive Growth Fund    |    17

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Example	1 Year	3 Years	5 Years	10 Years

Expenses, assuming you sold your shares at the end of each period

Class A shares	$743	$1,161	$1,605	$2,831

Class B shares	652	1,226	1,824	2,974

Class C shares	451	1,028	1,728	3,588

Expenses, assuming you kept your shares

Class A shares	$743	$1,161	$1,605	$2,831

Class B shares	252	926	1,624	2,974

Class C shares	351	1,028	1,728	3,588

18    |    Scudder Aggressive Growth Fund

	Class A	Class B	Class C

ticker symbol	KSCAX	KSCBX	KSCCX
fund number	004	204	304

Scudder Dynamic Growth Fund

The Fund’s Main Investment Strategy

The fund seeks maximum appreciation of investors’ capital. Under normal market conditions, the fund invests at least 65% of total assets in stocks whose market capitalizations are $8.5 billion or less.

In particular, the managers seek small to medium-sized companies that may benefit from technological advances, new marketing methods and economic and demographic changes. The managers also consider the economic outlooks for various sectors and industries, typically favoring those where high growth companies tend to be clustered, such as medical technology, software and specialty retailing.

In managing the fund, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other characteristics.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Scudder Dynamic Growth Fund    |    19

OTHER INVESTMENTS While the fund invests mainly in US common stocks, it may invest up to 25% of total assets in foreign securities. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the fund may use futures and options, including sales of covered put and call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market (See “Secondary Risks” for more information).

Top-down analysis. The managers consider the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting its emphasis on a given industry. The fund also generally will sell securities of companies that have grown in market capitalization to above $8.5 billion, as necessary to keep focused on small and mid-size companies.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.

Stock Market Risk. As with most stock funds, one of the most important factors with this fund is how stocks perform — in this case, the small and mid-size company portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get attractive prices for them. To the extent that it invests in small and/or mid-sized companies, the fund will be subject to increased risk because smaller company stocks tend to be more volatile than stocks of larger companies, in part because, among other things, smaller companies tend to be less established than larger companies, often have more limited product lines, and may depend more heavily upon a few key employees. In addition, the valuation of their stocks often depends on future expectations.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends

This fund is designed for investors who are interested in the growth potential of small and mid-size companies or who are interested in diversifying a large-cap growth portfolio.

20    |    Scudder Dynamic Growth Fund

associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

■	the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other factors

■	foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

■	derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see “Secondary Risks” for more information).

Scudder Dynamic Growth Fund    |    21

The Fund’s Performance History

While a fund’s past performance (before and after taxes) isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of the fund’s Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class B and C shares is May 31, 1994. Performance figures for periods prior to that date are based on the historical performance of the fund’s original share class (Class A), adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of Classes B and C.

On October 15, 2001, the fund changed its name from Scudder Small Capitalization Equity Fund to Scudder Dynamic Growth Fund. At the same time, the fund changed its investment strategy to invest at least 65% of total assets in companies whose market capitalizations are $8.5 billion or less. Previously, the fund invested at least 65% of total assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index. Consequently, the fund’s performance prior to that date may have been different if the current investment strategy had been in place.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Classes B and C. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Dynamic Growth Fund

Annual Total Returns (%) as of 12/31 each year	Class A

2003 Total Return as of September 30: 30.97%

For the periods included in the bar chart:

Best Quarter: 32.09%, Q4 1999	Worst Quarter: -32.96%, Q3 2001

22    |    Scudder Dynamic Growth Fund

Average Annual Total Returns (%) as of 12/31/2002
	1 Year	5 Years	10 Years

Class A

Return before Taxes	-43.20	-14.48	-0.71

Return after Taxes on Distributions	-43.20	-15.79	-3.04

Return after Taxes on Distributions and Sale of Fund Shares	-26.52	-9.87	-0.24

Class B (Return before Taxes)	-42.33	-14.54	-1.26

Class C (Return before Taxes)	-40.72	-14.22	-1.09

Index (Reflects no deductions for fees, expenses or taxes)	-27.41	-1.82	6.71

Index: Russell Mid Cap Growth Index, an unmanaged capitalization-weighted index of medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

Total returns from June 25, 2001 through June 25, 2002 would have been lower if operating expenses hadn’t been reduced.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or (800) 621-1048 or visit our Web site at www.scudder.com.

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund’s taxable distributions, not a shareholder’s gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund’s taxable distributions and a shareholder’s gain or loss from selling fund shares.

Scudder Dynamic Growth Fund    |    23

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

Fee Table	Class A	Class B	Class C

Shareholder Fees, paid directly from your investment

Maximum Cumulative Sales Charge (Load)	5.75%	4.00%	2.00%

Maximum Sales Charge (Load) Imposed on Purchases (% of offering price)	5.75	None	1.00

Maximum Contingent Deferred Sales Charge (Load) (% of redemption proceeds)	None *	4.00	1.00

Annual Operating Expenses, deducted from fund assets

Management Fee	0.61%	0.61%	0.61%

Distribution/Service (12b–1) Fee	0.23	0.98	1.00

Other Expenses**	0.72	1.74	1.81

Total Annual Operating Expenses**	1.56	3.33	3.42

Less Expense Waiver/Reimbursement***	0.00	0.83	0.90

Net Annual Fund Operating Expenses***	1.56	2.50	2.52

*	The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see ‘Policies You Should Know About — Policies about transactions’) may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.
**	Restated and estimated to reflect the termination of the fixed rate administrative fee.
***	Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s operating expenses at 1.50% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees, and organizational and offering expenses. With regard to Class A shares, assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

24    |    Scudder Dynamic Growth Fund

Based on the costs above (including, for Class B and Class C shares, one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Example	1 Year	3 Years	5 Years	10 Years

Expenses, assuming you sold your shares at the end of each period

Class A shares	$725	$1,039	$1,376	$2,325

Class B shares	653	1,247	1,865	2,777

Class C shares	453	1,058	1,785	3,706

Expenses, assuming you kept your shares

Class A shares	$725	$1,039	$1,376	$2,325

Class B shares	253	947	1,665	2,777

Class C shares	353	1,058	1,785	3,706

Scudder Dynamic Growth Fund    |    25

Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of each fund’s strategy and risks, there are a few other issues to know about:

■	Although major changes tend to be infrequent, the Boards of Scudder 21st Century Growth Fund, Scudder Aggressive Growth Fund and Scudder Dynamic Growth Fund could change that fund’s investment goal without seeking shareholder approval.

■	The funds may trade securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

■	As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but while engaged in a temporary defensive position, a fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

■	Each fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible securities.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, each fund may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose a fund to the effects of leverage, which could increase a fund’s exposure to the market and potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to a fund.

26    |    Other Policies and Secondary Risks

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into a fund. If a fund underestimates its price, you may not receive the full market value for your fund shares when you sell.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify a fund’s performance if it has a small asset base. A fund is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that a fund will be able to obtain proportionately larger IPO allocations.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the funds.

If you want more information on a fund’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Other Policies and Secondary Risks    |    27

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. (‘DeIM’), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund’s investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds, and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

28    |    Who Manages and Oversees the Funds

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund’s average daily net assets:

Fund Name	Fee Paid

Scudder 21st Century Growth Fund	0.75%

Scudder Aggressive Growth Fund	0.70%	*

Scudder Dynamic Growth Fund	0.61%	*

*	For Scudder Aggressive Growth Fund and Scudder Dynamic Growth Fund, the fee is performance-based and payable at an annual rate of 0.65% of average daily net assets of each fund. The fee is then adjusted upward or downward by a maximum of 0.20% for Scudder Aggressive Growth Fund and 0.30% for Scudder Dynamic Growth Fund based upon the performance of each fund, as compared to the performance of the S&P 500 Index.

Who Manages and Oversees the Funds    |    29

The portfolio managers

The following people handle the day-to-day management of each fund.

Audrey M.T. Jones

CFA, Managing Director of Deutsche Asset Management and Lead Portfolio Manager of each fund.

■Joined Deutsche Asset Management in 1986.

■Portfolio manager with a primary focus on the credit sensitive, communications services, energy, process industries and transportation sectors.

■Over 30 years of investment industry experience.

■BBA, Lubin School of Business, Pace University.

■Joined the funds in 2002.

Doris R. Klug

CFA, Director of Deutsche Asset Management and Portfolio Manager of each fund.

■Joined Deutsche Asset Management in 2000.

■Portfolio manager with a primary focus on the consumer and capital goods sectors.

■Vice President of Mutual of America from 1993-2000.

■Over 21 years of financial industry experience.

■MBA, Stern School of Business, New York University.

■Joined the funds in 2002.

Samuel A. Dedio

Director of Deutsche Asset Management and Portfolio Manager of each fund.

■Joined Deutsche Asset Management in 1999 after eight years of experience, formerly serving as analyst at Ernst & Young, LLP, Evergreen Asset Management and Standard & Poor’s Corp.

■Portfolio manager for US small- and mid-cap equity and senior small cap analyst for technology.

■MS, Kogod School of Business, American University.

■Over 13 years of investment industry experience.

■Joined the funds in 2002.

30    |    Who Manages and Oversees the Funds

Financial Highlights

These tables are designed to help you understand each fund’s financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder 21st Century Growth Fund has been audited by PricewaterhouseCoopers LLP, independent accountants, and the information for Scudder Aggressive Growth Fund and Scudder Dynamic Growth Fund has been audited by Ernst & Young LLP, independent auditors, both of whose reports, along with each fund’s financial statements, are included in that fund’s annual report (see “Shareholder reports” on the last page).

Scudder 21st Century Growth Fund — Class A

Years Ended July 31,	2003	2002	2001	2000[a]

Selected Per Share Data

Net asset value, beginning of period	$10.46	$17.65	$27.24	$29.07

Income (loss) from investment operations:

Net investment income (loss)[b]	(.13)	(.18)	(.20)	(.06)

Net realized and unrealized gain (loss) on investment transactions	1.45	(7.01)	(8.19)	(1.77)

Total from investment operations	1.32	(7.19)	(8.39)	(1.83)

Less distributions from:

Net realized gains on investment transactions	—	—	(1.22)	—

Redemption fees	— ***	— ***	.02	—

Net asset value, end of period	$11.78	$10.46	$17.65	$27.24

Total Return (%)[c]	12.62	(40.74)	(31.54)[d]	(6.30	)d**

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	19	21	25	2

Ratio of expenses before expense reductions (%)	1.47	1.45	1.51[e]	2.10	*

Ratio of expenses after expense reductions (%)	1.47	1.45	1.46[e]	1.45	*

Ratio of net investment income (loss) (%)	(1.26)	(1.20)	(.99)	(.26	)**

Portfolio turnover rate (%)	92	83	111	135

[a]	For the period from May 1, 2000 (commencement of sales of Class A shares) to July 31, 2000.
[b]	Based on average shares outstanding during the period.
[c]	Total returns do not reflect the effect of any sales charges.
[d]	Total returns would have been lower had certain expenses not been reduced.
[e]	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.50% and 1.46%, respectively.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

Financial Highlights    |    31

Scudder 21st Century Growth Fund — Class B

Years Ended July 31,	2003	2002	2001	2000[a]

Selected Per Share Data

Net asset value, beginning of period	$10.28	$17.48	$27.19	$29.07

Income (loss) from investment operations:

Net investment income (loss)[b]	(.20)	(.29)	(.36)	(.12)

Net realized and unrealized gain (loss) on investment transactions	1.40	(6.91)	(8.15)	(1.76)

Total from investment operations	1.20	(7.20)	(8.51)	(1.88)

Less distributions from:

Net realized gains on investment transactions	—	—	(1.22)	—

Redemption fees	— ***	— ***	.02	—

Net asset value, end of period	$11.48	$10.28	$17.48	$27.19

Total Return (%)[c]	11.67	(41.19)	(32.09)[d]	(6.47	)d**

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	6	5	6	.69

Ratio of expenses before expense reductions (%)	2.27	2.26	2.39 [e]	3.19	*

Ratio of expenses after expense reductions (%)	2.27	2.26	2.25 [e]	2.20	*

Ratio of net investment income (loss) (%)	(2.06)	(2.01)	(1.79)	(.45	)**

Portfolio turnover rate (%)	92	83	111	135

[a]	For the period from May 1, 2000 (commencement of sales of Class B shares) to July 31, 2000.
[b]	Based on average shares outstanding during the period.
[c]	Total returns do not reflect the effect of any sales charges.
[d]	Total returns would have been lower had certain expenses not been reduced.
[e]	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.35% and 2.25%, respectively.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

32    |    Financial Highlights

Scudder 21st Century Growth Fund — Class C

Years Ended July 31,	2003	2002	2001	2000[a]

Selected Per Share Data

Net asset value, beginning of period	$10.29	$17.48	$27.19	$29.07

Income (loss) from investment operations:

Net investment income (loss)[b]	(.20)	(.29)	(.34)	(.12)

Net realized and unrealized gain (loss) on investment transactions	1.40	(6.90)	(8.17)	(1.76)

Total from investment operations	1.20	(7.19)	(8.51)	(1.88)

Less distributions from:

Net realized gains on investment transactions	—	—	(1.22)	—

Redemption fees	— ***	— ***	.02	—

Net asset value, end of period	$11.49	$10.29	$17.48	$27.19

Total Return (%)[c]	11.66	(41.13)	(32.09)[d]	(6.47	)d**

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	5	4	6	.34

Ratio of expenses before expense reductions (%)	2.24	2.24	2.40[e]	3.66	*

Ratio of expenses after expense reductions (%)	2.24	2.24	2.25[e]	2.20	*

Ratio of net investment income (loss) (%)	(2.03)	(1.99)	(1.78)	(.45	)**

Portfolio turnover rate (%)	92	83	111	135

[a]	For the period from May 1, 2000 (commencement of sales of Class C shares) to July 31, 2000.
[b]	Based on average shares outstanding during the period.
[c]	Total returns do not reflect the effect of any sales charges.
[d]	Total returns would have been lower had certain expenses not been reduced.
[e]	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.36% and 2.24%, respectively.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

Financial Highlights    |    33

Scudder Aggressive Growth Fund — Class A

Years Ended September 30,	2003	2002	2001	2000	1999

Selected Per Share Data

Net asset value, beginning of period	$8.63	$11.34	$22.88	$15.42	$10.98

Income (loss) from investment operations:

Net investment income (loss)[a]	(.11)	(.08)	.04	(.00)[b]	(.11)

Net realized and unrealized gain (loss) on investment transactions	3.39	(2.63)	(11.41)	7.46	4.55

Total from investment operations	3.28	(2.71)	(11.37)	7.46	4.44

Less distributions from:

Net realized gains on investment transactions	—	—	(.17)	—	—

Net asset value, end of period	$11.91	$8.63	$11.34	$22.88	$15.42

Total Return (%)[c]	38.01	(23.90)	(49.95)	48.38	40.44 [d]

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	75	59	86	142	40

Ratio of expenses before expense reductions (%)	1.43	1.27	1.51 [e]	1.40	1.59

Ratio of expenses after expense reductions (%)	1.43	1.27	1.51 [e]	1.40	1.30

Ratio of net investment income (loss) (%)	(1.01)	(.62)	.21	(.01)	(.81)

Portfolio turnover rate (%)	124	41	44	101	125

[a]	Based on average shares outstanding during the period.
[b]	Less than $0.005 per share.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions was 1.47%.

34    |    Financial Highlights

Scudder Aggressive Growth Fund — Class B

Years Ended September 30,	2003	2002	2001	2000	1999

Selected Per Share Data

Net asset value, beginning of period	$8.20	$10.86	$22.14	$15.06	$10.83

Income (loss) from investment operations:

Net investment income (loss)[a]	(.18)	(.16)	(.12)	(.20)	(.24)

Net realized and unrealized gain (loss) on investment transactions	3.20	(2.50)	(10.99)	7.28	4.47

Total from investment operations	3.02	(2.66)	(11.11)	7.08	4.23

Less distributions from:

Net realized gains on investment transactions	—	—	(.17)	—	—

Net asset value, end of period	$11.22	$8.20	$10.86	$22.14	$15.06

Total Return (%)[b]	36.83	(24.49)	(50.45)	47.01	39.06[c]

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	42	36	55	98	28

Ratio of expenses before expense reductions (%)	2.22	2.08	2.48[d]	2.33	2.77

Ratio of expenses after expense reductions (%)	2.22	2.08	2.48[d]	2.32	2.17

Ratio of net investment income (loss) (%)	(1.80)	(1.43)	(.75)	(.95)	(1.68)

Portfolio turnover rate (%)	124	41	44	101	125

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions was 2.41%.

Financial Highlights    |    35

Scudder Aggressive Growth Fund — Class C

Years Ended September 30,	2003	2002	2001	2000	1999

Selected Per Share Data

Net asset value, beginning of period	$8.18	$10.83	$22.11	$15.06	$10.84

Income (loss) from investment operations:

Net investment income (loss)[a]	(.17)	(.16)	(.15)	(.22)	(.25)

Net realized and unrealized gain (loss) on investment transactions	3.19	(2.49)	(10.96)	7.27	4.47

Total from investment operations	3.02	(2.65)	(11.11)	7.05	4.22

Less distributions from:

Net realized gains on investment transactions	—	—	(.17)	—	—

Net asset value, end of period	$11.20	$8.18	$10.83	$22.11	$15.06

Total Return (%)[b]	36.92	(24.47)	(50.52)	46.81	38.93[c]

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	21	15	19	27	7

Ratio of expenses before expense reductions (%)	2.20	2.06	2.62[d]	2.44	2.96

Ratio of expenses after expense reductions (%)	2.20	2.06	2.62[d]	2.43	2.30

Ratio of net investment income (loss) (%)	(1.78)	(1.41)	(.92)	(1.05)	(1.81)

Portfolio turnover rate (%)	124	41	44	101	125

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions was 2.57%.

36    |    Financial Highlights

Scudder Dynamic Growth Fund — Class A

Years Ended September 30,	2003	2002	2001	2000	1999

Selected Per Share Data

Net asset value, beginning of period	$2.06	$3.02	$9.10	$6.12	$5.30

Income from investment operations:

Net investment income (loss)	(.02)[a]	(.02)[a]	(.03)	(.08)[a]	(.04)[a]

Net realized and unrealized gain (loss) on investment transactions	.92	(.94)	(4.73)	3.42	1.27

Total from investment operations	.90	(.96)	(4.76)	3.34	1.23

Less distributions from:

Net realized gains on investment transactions	—	—	(1.32)	(.36)	(.41)

Total distributions	—	—	(1.32)	(.36)	(.41)

Net asset value, end of period	$2.96	$2.06	$3.02	$9.10	$6.12

Total Return (%)[b]	43.69	(31.79)[c]	(57.42)[c]	55.94	23.91

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	217	168	325	821	565

Ratio of expenses before expense reductions (%)	1.23	1.08	1.14[d]	1.34	1.01

Ratio of expenses after expense reductions (%)	1.23	1.07	1.10[d]	1.33	1.01

Ratio of net investment income (loss) (%)	(.94)	(.74)	(.67)	(1.02)	(.64)

Portfolio turnover rate (%)	134	59	132	156	133

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization in fiscal 2001 before and after expense reductions were 1.11% and 1.10%, respectively.

Financial Highlights    |    37

Scudder Dynamic Growth Fund — Class B

Years Ended September 30,	2003	2002	2001	2000	1999

Selected Per Share Data

Net asset value, beginning of period	$1.78	$2.65	$8.29	$5.67	$4.98

Income from investment operations:

Net investment income (loss)	(.04)[a]	(.04)[a]	(.08)	(.16)[a]	(.10)[a]

Net realized and unrealized gain (loss) on investment transactions	.80	(.83)	(4.24)	3.14	1.20

Total from investment operations	.76	(.87)	(4.32)	2.98	1.10

Less distributions from:

Net realized gains on investment transactions	—	—	(1.32)	(.36)	(.41)

Total distributions	—	—	(1.32)	(.36)	(.41)

Net asset value, end of period	$2.54	$1.78	$2.65	$8.29	$5.67

Total Return (%)[b]	42.70	(32.83)	(57.94)	53.95	22.78

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	35	31	63	186	136

Ratio of expenses before expense reductions (%)	2.13	2.01	2.26 [c]	2.51	2.28

Ratio of expenses after expense reductions (%)	2.13	2.01	2.25 [c]	2.50	2.28

Ratio of net investment income (loss) (%)	(1.84)	(1.68)	(1.82)	(2.19)	(1.91)

Portfolio turnover rate (%)	134	59	132	156	133

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization in fiscal 2001 before and after expense reductions were 2.19% and 2.19%, respectively.

38    |    Financial Highlights

Scudder Dynamic Growth Fund — Class C

Years Ended September 30,	2003	2002	2001	2000	1999

Selected Per Share Data

Net asset value, beginning of period	$1.82	$2.70	$8.39	$5.71	$5.00

Income from investment operations:

Net investment income (loss)	(.04)[a]	(.04)[a]	(.06)	(.13)[a]	(.08)[a]

Net realized and unrealized gain (loss) on investment transactions	.82	(.84)	(4.31)	3.17	1.20

Total from investment operations	.78	(.88)	(4.37)	3.04	1.12

Less distributions from:

Net realized gains on investment transactions	—	—	(1.32)	(.36)	(.41)

Total distributions	—	—	(1.32)	(.36)	(.41)

Net asset value, end of period	$2.60	$1.82	$2.70	$8.39	$5.71

Total Return (%)[b]	42.86	(32.59)	(58.02)	55.38	23.10

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	11	8	11	21	10

Ratio of expenses before expense reductions (%)	2.05	1.91	1.97[c]	2.10	1.93

Ratio of expenses after expense reductions (%)	2.05	1.91	1.89[c]	2.10	1.93

Ratio of net investment income (loss) (%)	(1.76)	(1.58)	(1.46)	(1.79)	(1.56)

Portfolio turnover rate (%)	134	59	132	156	133

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization in fiscal 2001 before and after expense reductions were 1.89% and 1.89%, respectively.

Financial Highlights    |    39

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You’ll also find information on how to check the status of your account using the method that’s most convenient for you.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

This prospectus offers three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Scudder 21st Century Growth Fund offers other classes of shares separately through another prospectus. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that’s right for you. You may want to ask your financial advisor to help you with this decision.

Because distribution (12b-1) fees for each class are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than other types of sales charges.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

Classes and features	Points to help you compare

Class A ■Sales charges of up to 5.75%, charged when you buy shares ■In most cases, no charges when you sell shares ■Up to 0.25% annual service fee	■Some investors may be able to reduce or eliminate their sales charges; see next page ■Total annual operating expenses are lower than those for Class B or Class C

Class B

■No charges when you buy shares

■Deferred sales charge declining from 4.00%, charged when you sell shares you bought within the last six years

■Up to 0.75% annual distribution fee and 0.25% shareholder service fee

■The deferred sales charge rate falls to zero after six years ■Shares automatically convert to Class A after six years, which means lower annual expenses going forward

Class C

■Sales charge of 1.00%, charged when you buy shares

■Deferred sales charge of 1.00%, charged when you sell shares you bought within the last year

■Up to 0.75% annual distribution fee and 0.25% shareholder service fee

■The deferred sales charge rate is lower, but your shares never convert to Class A, so annual expenses remain higher over the long term

Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, each fund’s advisor may provide compensation to your financial advisor for distribution, administrative and promotional services.

Choosing a Share Class    |    41

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have an up-front sales charge that varies with the amount you invest:

Your investment	Front-end Sales Charge as a % of offering price*	Front-end Sales Charge as a % of your net investment

Up to $50,000	5.75%	6.10%

$50,000–$99,999	4.50	4.71

$100,000–$249,999	3.50	3.63

$250,000–$499,999	2.60	2.67

$500,000–$999,999	2.00	2.04

$1 million or more	See below and next page

*	The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

■	you plan to invest at least $50,000 over the next 24 months (“letter of intent”)

■	the amount of shares you already own (including shares in certain other funds) plus the amount you’re investing now is at least $50,000 (“cumulative discount”)

■	you are investing a total of $50,000 or more in several funds at once (“combined purchases”)

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to ‘move’ your investment into a lower sales charge category in the table above, it’s generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial advisor.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

42    |    Choosing a Share Class

You may be able to buy Class A shares without sales charges when you are:

■	reinvesting dividends or distributions

■	investing through certain workplace retirement plans

■	participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

■	exchanging an investment in Class A shares of another fund for an investment in the fund unless the fund in which you are investing has a higher sales load, in which case you would typically be required to pay the difference

■	a current or former director or Trustee of the Deutsche or Scudder mutual funds

■	an employee, the employee’s spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor of any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you’re investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them (“Large Order NAV Purchase Privilege”). This CDSC is waived under certain circumstances (see “Policies You Should Know About”). Your financial advisor or Shareholder Services can answer your questions and help you determine if you’re eligible.

Choosing a Share Class    |    43

Class B shares

With Class B shares, you pay no up-front sales charges. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to  Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike with Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares	CDSC on shares you sell

First year	4.00%

Second or third year	3.00

Fourth or fifth year	2.00

Sixth year	1.00

Seventh year and later	None (automatic conversion to Class A)

This CDSC is waived under certain circumstances (see “Policies You Should Know About”). Your financial advisor or Shareholder Services can answer your questions and help you determine if you’re eligible.

While Class B shares don’t have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

Class B shares may make sense for longterm investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

44    |    Choosing a Share Class

Class C shares

Class C shares also have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those of Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares at any time, so they continue to have higher annual expenses.

Class C shares also have an up-front sales charge of 1.00%.

Front-end Sales Charge as a % of offering price*	Front-end Sales Charge as a % of your net investment

1.00%	1.01%

*	The offering price includes the sales charge.

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

■	Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

■	Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

■	Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the advisor and/or the distributor;

■	Purchases of Class C shares through certain retirement plans which have entered into an agreement with the advisor and/or the distributor; and

■	Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the advisor and/or the distributor.

Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible for an up-front charge waiver.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren’t certain of their investment time horizon.

Choosing a Share Class    |    45

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares	CDSC on shares you sell

First year	1.00%

Second year and later	None

This CDSC is waived under certain circumstances (see “Policies You Should Know About”). Your financial advisor or Shareholder Services can answer your questions and help you determine if you’re eligible.

Because Class C shares have an up-front sales charge and higher annual expenses, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.

46    |    Choosing a Share Class

How to Buy Shares

Once you’ve chosen a share class, use these instructions to make investments.

First investment	Additional investments

$1,000 or more for regular accounts $500 or more for IRAs	$50 or more for regular accounts and IRA accounts $50 or more with an Automatic Investment Plan

Through a financial advisor ■Contact your advisor using the method that’s most convenient for you	■Contact your advisor using the method that’s most convenient for you

By mail or express mail (see below) ■Fill out and sign an application ■Send it to us at the appropriate address, along with an investment check

■Send a check made out to ‘Scudder Funds’ and a Scudder investment slip to us at the appropriate address below

■If you don’t have an investment slip, simply include a letter with your name, account number, the full name of the fund and the share class and your investment instructions

By wire ■Call (800) 621-1048 for instructions	■Call (800) 621-1048 for instructions

By phone Not available	■Call (800) 621-1048 for instructions

With an automatic investment plan Not available	■To set up regular investments from a bank checking account, call (800) 621-1048

On the Internet Not available	■Call (800) 621-1048 to establish Internet access ■Go to www.scudder.com and register ■Follow the instructions for buying shares with money from your bank account

Regular mail:

First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356

Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:

Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Buy Shares    |    47

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

Exchanging into another fund	Selling shares

$1,000 or more to open a new account ($500 for IRAs) $50 or more for exchanges between existing accounts	Some transactions, including most for over $100,000, can only be ordered in writing with a signature guarantee; if you’re in doubt, see page 52

Through a financial advisor ■Contact your advisor by the method that’s most convenient for you	■Contact your advisor by the method that’s most convenient for you

By phone or wire ■Call (800) 621-1048 for instructions	■Call (800) 621-1048 for instructions

By mail, express mail or fax

(see previous page)

Write a letter that includes:

■the fund, class and account number you’re exchanging out of

■the dollar amount or number of shares you want to exchange

■the name and class of the fund you want to exchange into

■your name(s), signature(s) and address, as they appear on your account

■a daytime telephone number

Write a letter that includes:

■the fund, class and account number from which you want to sell shares

■the dollar amount or number of shares you want to sell

■your name(s), signature(s) and address, as they appear on your account

■a daytime telephone number

With an automatic exchange plan ■To set up regular exchanges from a fund account, call (800) 621-1048	Not available

With an automatic withdrawal plan Not available	■To set up regular cash payments from a fund account, call (800) 621-1048

On the Internet ■Call (800) 621-1048 to establish Internet access ■Go to www.scudder.com and register ■Follow the instructions for making on-line exchanges	■Call (800) 621-1048 to establish Internet access ■Go to www.scudder.com and register ■Follow the instructions for making on-line redemptions

48    |    How to Exchange or Sell Shares

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees that are separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to each fund’s Class A, Class B and Class C shares. Certain funds have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048 or contact your financial institution.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to

Policies You Should Know About    |    49

identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges).

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through investment providers must be forwarded to the funds’ transfer agent before they can be processed, you’ll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you’ll generally receive the dividend for the day on which your shares were sold.

50    |    Policies You Should Know About

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You’ll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone and electronic transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it’s important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other funds, particularly when there appears to be a pattern of ‘market timing’ or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, traveler’s checks, starter checks, money orders, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies.

Policies You Should Know About    |    51

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you ask us to send or receive a wire, please note that while we don’t charge a fee to send or receive wires, it’s possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you’ll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don’t need a signature guarantee. Also, you don’t need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, generally including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you cannot get a signature guarantee from a notary public, and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares (less any initial sales charge) or what you are selling them for — whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund don’t affect CDSCs. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

52    |    Policies You Should Know About

There are certain cases in which you may be exempt from a CDSC. These include:

■	the death or disability of an account owner (including a joint owner)

■	withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

■	withdrawals related to certain retirement or benefit plans

■	redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

■	for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors Inc., the funds’ distributor, that the dealer waives the applicable commission

■	for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that may apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the ‘reinstatement feature.’ With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You’ll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won’t be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To

Policies You Should Know About    |    53

take advantage of this feature, contact Shareholder Services or your financial advisor.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your investment provider.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

54    |    Policies You Should Know About

How the funds calculate share price

To calculate net asset value per share or NAV, each share class uses the following equation:

TOTAL ASSETS – TOTAL LIABILITIES	=	NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy shares is the NAV, although for Class A and Class C shares it will be adjusted to allow for any applicable sales charges (see “Choosing a Share Class”).

The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see “Choosing a Share Class”).

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund’s Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund’s value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren’t able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don’t price their shares.

Policies You Should Know About    |    55

Other rights we reserve

You should be aware that we may do any of the following:

■	withdraw or suspend the offering of shares at any time
■	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

■	reject a new account application if you don’t provide any required or requested identifying information, or for other reasons

■	refuse, cancel or rescind any purchase or exchange order, freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund’s best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

■	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

■	close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days’ notice so you can either increase your balance or close your account (these policies don’t apply to most retirement accounts, or if you have an automatic investment plan, or to investors with $100,000 or more in Scudder fund shares, or in any case where a fall in share price created the low balance)

■	pay you for shares you sell by ‘redeeming in kind,’ that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; Scudder 21st Century Growth Fund generally won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund’s net assets, whichever is less

56    |    Policies You Should Know About

■	change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

■	suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Policies You Should Know About    |    57

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund’s earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to its shareholders annually in November or December and if necessary may do so at other times as well.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested without sales charges. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Because each shareholder’s tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

58    |    Understanding Distributions and Taxes

The tax status of a fund’s earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at capital gain rates:	Generally taxed at ordinary income rates:

Distributions from the fund ■gains from the sale of securities held by the fund for more than one year ■qualified dividend income	■gains from the sale of securities held by the fund for one year or less ■all other taxable income

Transactions involving fund shares ■gains from selling fund shares held for more than one year	■gains from selling fund shares held for one year or less

Any investments in foreign securities may be subject to foreign withholding taxes. In that case, a fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from qualified dividend income will be taxed in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. In addition, the fund must meet holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. Capital gains realized before May 6, 2003 will not qualify for the reduced rates. For more information, see the Statement of Additional Information, under “Taxes.”

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of

Understanding Distributions and Taxes    |    59

dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you’ll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund pays a dividend. In tax-advantaged retirement accounts you don’t need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

60    |    Understanding Distributions and Taxes

To Get More Information

Shareholder reports — These include commentary from each fund’s management team about recent market conditions and the effects of a fund’s strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) — This tells you more about each fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Investments

222 South Riverside Plaza

Chicago, IL 60606-5808

www.scudder.com

(800) 621-1048

Distributor

Scudder Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606-5808

SEC

Public Reference Section

Washington, D.C. 20549-0102

www.sec.gov

(202) 942-8090

SEC File Numbers:
Scudder 21st Century Growth Fund	811-2021
Scudder Aggressive Growth Fund	811-07855
Scudder Dynamic Growth Fund	811-1702

Printed on recycled paper.    (12/1/03) SSAGF1-1

Small/Aggressive Funds I

Class AARP and Class S Shares

Prospectus

December 1, 2003

Scudder 21st Century Growth Fund

Scudder Development Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

How the Funds Work

5	Scudder 21st Century Growth Fund

11	Scudder Development Fund

17	Other Policies and Secondary Risks

19	Who Manages and Oversees the Funds

22	Financial Highlights

How to Invest in the Funds

27	How to Buy, Sell and Exchange Class AARP Shares

29	How to Buy, Sell and Exchange Class S Shares

31	Policies You Should Know About

39	Understanding Distributions and Taxes

How the Funds Work

On the next few pages, you’ll find information about each fund’s investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you’ll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They’re not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

This prospectus offers two classes of shares for each fund. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find Scudder prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

	Class AARP	Class S

ticker symbol	SXXIX	SCTGX
fund number	150	050

Scudder 21st Century Growth Fund

The Fund’s Main Investment Strategy

The fund seeks long-term growth of capital by investing in common stocks of emerging growth companies that the advisor believes are poised to be leaders in the new century. The fund typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index (as of September 30, 2003, the Russell 2000 Growth Index had a median market capitalization of $392 million). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

Using extensive fundamental and field research, the managers look for companies that have low debt, exceptional management teams that hold a significant stake in the company, strong current or potential competitive positioning, and potential annual earnings growth of at least 15%, among other factors. The managers often find these companies in rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers generally look for companies that they believe have potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

The managers may favor different types of securities from different industries and companies at different times.

OTHER INVESTMENTS The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the fund may use futures and options, including sales of covered put and call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market (See “Secondary Risks” for more information).

Scudder 21st Century Growth Fund    |    5

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given industry.

Also, as companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the fund may continue to hold their stock, but generally will not add to these holdings.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.

Stock Market Risk. As with most stock funds, one of the most important factors with this fund is how stocks perform — in this case, growth stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get attractive prices for them.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

This fund is designed for long-term investors who can accept the above-average risks of small-company investing and who are interested in a fund that seeks out tomorrow’s leaders

6    |    Scudder 21st Century Growth Fund

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Small Company Risk. To the extent that a fund invests in small capitalization companies, it will be more susceptible to share price fluctuations, since small company stocks tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information, typical with small company investing, can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company’s financial resources. In addition, small company stocks are typically less liquid than large company stocks. Particularly when they are performing poorly, a small company’s shares may be more difficult to sell. Finally, the valuation of such securities often depends on future expectations.

Other factors that could affect performance include:

■	the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

■	foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

■	derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see “Secondary Risks” for more information)

Scudder 21st Century Growth Fund    |    7

The Fund’s Performance History

While a fund’s past performance (before and after taxes) isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund’s Class S shares has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class AARP shares is October 2, 2000. Performance figures for periods prior to that date reflect the historical performance of the fund’s original share class (Class S).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and may vary for Class AARP. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder 21st Century Growth Fund

Annual Total Returns (%) as of 12/31 each year	Class S

2003 Total Return as of September 30: 22.04%

For the periods included in the bar chart:

Best Quarter: 46.60%, Q4 1999	Worst Quarter: –27.91%, Q3 2001

8    |    Scudder 21st Century Growth Fund

Average Annual Total Returns (%) as of 12/31/2002
	1 Year	5 Years	Since Inception*

Class S

Return before Taxes	–42.83	–3.69	–1.75

Return after Taxes on Distributions	–42.83	–4.10	–2.07

Return after Taxes on Distributions and Sale of Fund Shares	–26.30	–2.68	–1.19

Class AARP (Return before Taxes)	–42.78	–3.66	–1.72

Index (Reflects no deductions for fees, expenses or taxes)	–30.26	–6.59	–3.40

Index: The Russell 2000 Growth Index, which consists of those stocks in the Russell 2000 Index that have a greater-than-average growth orientation.

*	For Class S: Since 9/9/1996. Index comparison begins 9/30/1996.

For Class S, total returns from the date of inception through 2001 would have been lower if operating expenses hadn’t been reduced.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S) or visit our Web site at aarp.scudder.com (Class AARP) or myScudder.com (Class S).

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund’s taxable distributions, not a shareholder’s gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund’s taxable distributions and a shareholder’s gain or loss from selling fund shares.

Scudder 21st Century Growth Fund    |    9

How Much Investors Pay

This fund’s Class AARP and Class S shares have no sales charges or other shareholder fees, other than a short-term redemption/exchange fee. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

Fee Table	Class AARP	Class S

Shareholder Fees, paid directly from your investment	None	None

Redemption/Exchange fee on shares owned less than a year (as a % of amount redeemed, if applicable)	1.00%	1.00%

Annual Operating Expenses, deducted from fund assets

Management Fee	0.75%	0.75%

Distribution (12b-1) Fee	None	None

Other Expenses*	1.90	1.93

Total Annual Operating Expenses*	2.65	2.68

Less Expenses Waiver/Reimbursement**	1.14	1.17

Net Annual Fund Operating Expenses**	1.51	1.51

*	Restated and estimated to reflect the termination of the fixed rate administrative fee.
**	Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s operating expenses at 1.50% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, service fees, trustee and trustee counsel fees, and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund’s expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example	1 Year	3 Years	5 Years	10 Years

Class AARP	$154	$715	$1,303	$2,899

Class S	$154	$721	$1,316	$2,926

10        |    Scudder 21st Century Growth Fund

	Class AARP	Class S

ticker symbol	SDVCX	SCDVX
fund number	167	067

Scudder Development Fund

The Fund’s Main Investment Strategy

The fund seeks long-term capital appreciation by investing primarily in US companies with the potential for above-average growth. These investments are in equities of companies of any size, mainly common stocks.

In managing the fund, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other characteristics.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times.

OTHER INVESTMENTS While most of its investments are US securities, the fund may invest up to 20% of net assets in foreign securities. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the fund may use futures and options, including sales of covered put and call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market (See “Secondary Risks” for more information).

Scudder Development Fund    |    11

The fund continually reviews its holdings in light of changes in growth rates, among other fundamental factors. The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.

Stock Market Risk. As with most stock funds, one of the most important factors with this fund is how stocks perform — in this case, growth stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get attractive prices for them. To the extent that it invests in small companies, the fund will be subject to increased risk because small company stocks tend to be more volatile than stocks of larger companies, in part because, among other things, small companies tend to be less established than larger companies, often have more limited product lines, and may depend more heavily upon a few key employees. In addition, the valuation of their stocks often depends on future expectations.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

This fund is designed for long-term investors who can accept the above-average risks of a fund that takes a growth-style approach to choosing stocks.

12    |    Scudder Development Fund

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Other factors that could affect performance include:

■	the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

■	foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

■	derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest rate movements (see “Secondary Risks” for more information)

Scudder Development Fund    |    13

The Fund’s Performance History

While a fund’s past performance (before and after taxes) isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund’s Class S shares has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with two broad-based market indices (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indices varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class AARP shares is October 2, 2000. Performance figures for periods prior to that date reflect the historical performance of the fund’s original share class (Class S).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and may vary for Class AARP. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective June 30, 1999, the fund adopted its current objective to seek long-term capital appreciation by investing primarily in US companies with the potential for above-average growth. Previously, the fund’s investment objective was to seek long-term growth of capital by investing primarily in medium-size companies with the potential for sustainable above-average earnings growth. Consequently, the fund’s performance prior to that date would probably have been different if the current investment strategy had been in place.

Scudder Development Fund

Annual Total Returns	Class S

2003 Total Return as of September 30: 23.94%

For the periods included in the bar chart:

Best Quarter: 31.00%, Q4 2001	Worst Quarter: –33.33%, Q3 2001

14    |    Scudder Development Fund

Average Annual Total Returns (%) as of 12/31/2002
	1 Year	5 Years	10 Years

Class S

Return before Taxes	-33.29	-10.22	0.63

Return after Taxes on Distributions	-33.29	-11.83	-1.64

Return after Taxes on Distributions and Sale of Fund Shares	-20.44	-6.41	1.08

Class AARP (Return before Taxes)	-33.29	-10.20	0.65

Index 1 (Reflects no deductions for fees, expenses or taxes)*	-28.03	-4.11	6.30

Index 2 (Reflects no deductions for fees, expenses or taxes)*	-22.10	-0.59	9.34

Index 1: Russell 3000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 3000 Index.

Index 2: Standard & Poor’s 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*	Effective June 2003, the Russell 3000 Growth Index replaced the S&P 500 Index as the fund’s benchmark index because the advisor believes that the Russell 3000 Growth Index more accurately reflects the fund’s multi-cap growth investment philosophy and strategy.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S) or visit our Web site at aarp.com (Class AARP) or myScudder.com (Class S).

Scudder Development Fund    |    15

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund’s taxable distributions, not a shareholder’s gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund’s taxable distributions and a shareholder’s gain or loss from selling fund shares.

How Much Investors Pay

This fund’s Class AARP and Class S shares have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

Fee Table	Class AARP	Class S

Shareholder Fees, paid directly from your investment	None	None

Annual Operating Expenses, deducted from fund assets

Management Fee	0.85%	0.85%

Distribution (12b-1) Fee	None	None

Other Expenses*	1.62	0.95

Total Annual Operating Expenses*	2.47	1.80

Less Expense Waiver/Reimbursement**	0.96	0.29

Net Annual Fund Operating Expenses**	1.51	1.51

*	Restated and estimated to reflect the termination of the fixed rate administrative fee.
**	Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s operating expenses at 1.50% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, service fees, trustee and trustee counsel fees, and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund’s expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

Example	1 Year	3 Years	5 Years	10 Years

Class AARP	$154	$678	$1,229	$2,734

Class S	$154	$538	$948	$2,092

16    |    Scudder Development Fund

Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of each fund’s strategy and risks, there are a few other issues to know about:

■	Although major changes tend to be infrequent, either fund’s Board could change that fund’s investment goal without seeking shareholder approval.

■	The funds may trade securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

■	As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

■	Each fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible securities.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, each fund may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that a fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose a fund to the effects of leverage, which could increase a fund’s exposure to the market and potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to a fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if a fund has valued its securities too highly, you may end up paying too much for fund

Other Policies and Secondary Risks    |    17

shares when you buy into a fund. If a fund underestimates its price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the funds.

If you want more information on a fund’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

18    |    Other Policies and Secondary Risks

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. (“DeIM”), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund’s investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds, and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Who Manages and Oversees the Funds    |    19

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund’s average daily net assets:

Fund Name	Fee Paid

Scudder 21st Century Growth Fund	0.75%

Scudder Development Fund	0.85%

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

20    |    Who Manages and Oversees the Funds

The portfolio managers

The following people handle the day-to-day management of each fund.

Audrey M.T. Jones	Samuel A. Dedio
CFA, Managing Director of Deutsche Asset Management and Lead Portfolio Manager of each fund.	Director of Deutsche Asset Management and Portfolio Manager of each fund.

■Joined Deutsche Asset Management in 1986.

■Portfolio manager with a primary focus on the credit sensitive, communications services, energy, process industries and transportation sectors.

■Over 30 years of investment industry experience.

■BBA, Pace University Lubin School of Business.

■Joined the funds in 2002.

■Joined Deutsche Asset Management in 1999 after eight

years of experience, formerly serving as analyst at Ernst & Young, LLP, Evergreen Asset Management and Standard & Poor’s Corp.

■Portfolio manager for US small- and mid-cap equity and senior small cap analyst for technology.

■MS, Kogod School of Business, American University.

■Over 13 years of investment industry experience.

■Joined the funds in 2002.

Doris R. Klug
CFA, Director of Deutsche Asset Management and Portfolio Manager of each fund.

■Joined Deutsche Asset Management in 2000.

■Portfolio manager with a primary focus on the consumer and capital goods sectors.

■Vice President of Mutual of America from 1993-2000.

■Over 21 years of financial industry experience.

■MBA, Stern School of Business, New York University.

■Joined the funds in 2002.

Who Manages and Oversees the Funds    |    21

Financial Highlights

These tables are designed to help you understand each fund’s financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for each fund has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund’s financial statements, are included in that fund’s annual report (see “Shareholder reports” on the last page).

Scudder 21st Century Growth Fund — Class AARP

Years Ended July 31,	2003	2002	2001[a]

Selected Per Share Data

Net asset value, beginning of period	$10.54	$17.72	$28.93

Income (loss) from investment operations:

Net investment income (loss)[b]	(.10)	(.14)	(.12)

Net realized and unrealized gain (loss) on investment transactions	1.46	(7.04)	(9.89)

Total from investment operations	1.36	(7.18)	(10.01)

Less distributions from:

Net realized gain on investment transactions	—	—	(1.22)

Redemption fees	— ***	— ***	.02

Net asset value, end of period	$11.90	$10.54	$17.72

Total Return (%)	12.90	(40.52)	(35.32	)c**

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	3	3	5

Ratio of expenses (%)	1.21	1.21	1.19	*

Ratio of net investment income (loss) (%)	(1.00)	(.96)	(.75	)*

Portfolio turnover rate (%)	92	83	111

[a]	For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.
[b]	Based on average shares outstanding during the period.
[c]	Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 1% redemption fee.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

22    |    Financial Highlights

Scudder 21st Century Growth Fund — Class S

Years Ended July 31,	2003	2002	2001	2000	1999[d]		1998[b]

Selected Per Share Data

Net asset value, beginning of period	$10.52	$17.71	$27.25	$18.48	$10.15		$13.11

Income (loss) from investment operations:

Net investment income (loss)[c]	(.10)	(.14)	(.17)	(.31)	(.19)		(.19)

Net realized and unrealized gain (loss) on investment transactions	1.46	(7.05)	(8.17)	9.87	8.51		(2.78)

Total from investment operations	1.36	(7.19)	(8.34)	9.56	8.32		(2.97)

Less distributions from:

Net realized gain on investment transactions	—	—	(1.22)	(.82)	—		—

Redemption fees	— ***	— ***	.02	.03	.01		.01

Net asset value, end of period	$11.88	$10.52	$17.71	$27.25	$18.48		$10.15

Total Return (%)	12.93	(40.60)	(31.37)[d]	51.52[d]	82.07	d,e**	(22.58)[e]

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	117	140	277	352	72		27

Ratio of expenses before expense reductions (%)	1.21	1.21	1.36 [f]	1.74 [g]	2.22	*	2.17

Ratio of expenses after expense reductions (%)	1.21	1.21	1.21 [f]	1.55 [g]	1.75	*	1.75

Ratio of net investment income (loss) (%)	(1.00)	(.96)	(.76)	(1.10)	(1.42	)*	(1.38)

Portfolio turnover rate (%)	92	83	111	135	148	*	120

[a]	For the eleven months ended July 31, 1999. On September 16, 1998, the Fund changed its fiscal year end from August 31 to July 31.
[b]	For the year ended August 31.
[c]	Based on average shares outstanding during the period.
[d]	Total returns would have been lower had certain expenses not been reduced.
[e]	Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 1% redemption fee.
[f]	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.35% and 1.20%, respectively.
[g]	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.69% and 1.51%, respectively.
*	Annualized
**	Not annualized
***	Amount is less than $.005.

Financial Highlights    |    23

Scudder Development Fund — Class AARP

Years Ended July 31,	2003	2002	2001[a]

Selected Per Share Data

Net asset value, beginning of period	$13.95	$23.35	$47.06

Income (loss) from investment operations:

Net investment income (loss)[b]	(.12)	(.14)	(.12)

Net realized and unrealized gain (loss) on investment transactions	2.98	(7.98)	(17.74)

Total from investment operations	2.86	(8.12)	(17.86)

Less distributions from:

Net realized gains on investment transactions	—	(1.28)	(5.85)

Total distributions	—	(1.28)	(5.85)

Net asset value, end of period	$16.81	$13.95	$23.35

Total Return (%)	20.50	(36.52)	(41.23)**

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	1	.7	1

Ratio of expenses (%)	1.31	1.30	1.27 *

Ratio of net investment income (loss) (%)	(.85)	(.75)	(.43 )*

Portfolio turnover rate (%)	111	44	61

[a]	For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.
[b]	Based on average shares outstanding during the period.
*	Annualized
**	Not annualized

24    |    Financial Highlights

Scudder Development Fund — Class S

Years Ended July 31,	2003	2002	2001	2000	1999[a]		1999[b]

Selected Per Share Data

Net asset value, beginning of period	$13.94	$23.35	$44.92	$40.26	$42.06		$41.67

Income (loss) from investment operations:

Net investment income (loss)[c]	(.12)	(.14)	(.17)	(.42)	(.04)		(.35)

Net realized and unrealized gain (loss) on investment transactions	2.98	(7.99)	(15.55)	11.58	(1.76)		4.49

Total from investment operations	2.86	(8.13)	(15.72)	11.16	(1.80)		4.14

Less distributions from:

Net realized gains on investment transactions	—	(1.28)	(5.85)	(6.50)	—		(3.75)

Total distributions	—	(1.28)	(5.85)	(6.50)	—		(3.75)

Net asset value, end of period	$16.80	$13.94	$23.35	$44.92	$40.26		$42.05

Total Return (%)	20.52	(36.57)	(38.43)	29.22	(4.33	)**	11.65

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	239	220	445	827	716		775

Ratio of expenses before expense reductions (%)	1.31	1.30	1.29	1.41[d]	1.52	*	1.51

Ratio of expenses after expense reductions (%)	1.31	1.30	1.29	1.40[d]	1.52	*	1.51

Ratio of net investment income (loss) (%)	(.84)	(.75)	(.48)	(.95)	(1.09	)*	(.94)

Portfolio turnover rate (%)	111	44	61	100	4	*	97 *

[a]	For the one month ended July 31, 1999. On June 7, 1999, the Fund changed the fiscal year end from June 30 to July 31.
[b]	For the year ended June 30.
[c]	Based on average shares outstanding during the period.
[d]	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.40% and 1.39%, respectively.
[e]	The change in the investment objective during the period resulted in a higher portfolio turnover rate.
*	Annualized
**	Not annualized

Financial Highlights    |    25

How to Invest in the Funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you’re investing directly with Scudder, all of this information applies to you.

If you’re investing through a “third party provider” — for example, a workplace retirement plan, financial supermarket or financial advisor — your provider may have its own policies or instructions and you should follow those.

As noted earlier, there are two classes of shares of each fund available through this prospectus. The instructions for buying and selling each class are slightly different.

Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares: Use these instructions to invest directly. Make out your check to “The AARP Investment Program.”

First investment	Additional investments

$1,000 or more for regular accounts $500 or more for IRAs	$50 minimum for regular accounts and IRA accounts $50 minimum with an Automatic Investment Plan, Payroll Deduction or Direct Deposit

By mail or express mail (see below) ■For enrollment forms, call 1-800-253-2277 ■Fill out and sign an enrollment form ■Send it to us at the appropriate address, along with an investment check	Send a personalized investment slip or short note that includes: ■fund and class name ■account number ■check payable to “The AARP Investment Program”

By wire ■Call 1-800-253-2277 for instructions	■Call 1-800-253-2277 for instructions

By phone Not available	■Call 1-800-253-2277 for instructions

With an automatic investment plan ■Fill in the information required on your enrollment form and include a voided check	■To set up regular investments from a bank checking account, call 1-800-253-2277

Payroll Deduction or Direct Deposit ■Select either of these options on your enrollment form and submit it. You will receive further instructions by mail.	■Once you specify a dollar amount (minimum $50), investments are automatic.

Using QuickBuy Not available	■Call 1-800-253-2277 to speak to a representative ■or, to use QuickBuy on the Easy-Access Line, call 1-800-631-4636 and follow the instructions on how to purchase shares

On the Internet ■Go to “services and forms — How to open an account” at aarp.scudder.com ■Print out a prospectus and an enrollment form ■Complete and return the enrollment form with your check	■Call 1-800-253-2277 to ensure you have electronic services ■Register at aarp.scudder.com ■Follow the instructions for buying shares with money from your bank account

Regular mail: The AARP Investment Program,

First Investment: PO Box 219735, Kansas City, MO 64121-9735

Additional Investments: PO Box 219743, Kansas City, MO 64121-9743

Express, registered or certified mail:

The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

How to Buy, Sell and Exchange Class AARP Shares    |    27

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

Exchanging into another fund	Selling shares

$1,000 or more to open a new account ($500 or more for IRAs) $50 or more for exchanges between existing accounts	Some transactions, including most for over $100,000, can only be ordered in writing; if you’re in doubt, see page 34

By phone ■Call 1-800-253-2277 for instructions	■Call 1-800-253-2277 for instructions

Using Easy-Access Line ■Call 1-800-631-4636 and follow the instructions	■Call 1-800-631-4636 and follow the instructions

By mail, express mail or fax (see previous page) Your instructions should include: ■your account number ■names of the funds, class and number of shares or dollar amount you want to exchange	Your instructions should include: ■your account number ■name of the fund, class and number of shares or dollar amount you want to redeem

With an automatic withdrawal plan Not available	■To set up regular cash payments from an account, call 1-800-253-2277

Using QuickSell Not available	■Call 1-800-253-2277

On the Internet ■Register at aarp.scudder.com ■Go to “services and forms,” follow the instructions for making on-line exchanges	Not available

To reach us:	■Web site aarp.scudder.com
■	Program representatives 1-800-253-2277, M–F, 8 a.m. – 7 p.m. EST
■	Confidential fax line 1-800-821-6234, always open
■	TDD line 1-800-634-9454, M–F, 9 a.m. – 5 p.m. EST

Class AARP Services:	■AARP Lump Sum Service for planning and setting up a lump sum distribution
■	AARP Legacy Service for organizing financial documents and planning the orderly transfer of assets to heirs
■	AARP Goal Setting and Asset Allocation Service for allocating assets and measuring investment progress
■	For more information, please call 1-800-253-2277.

28    |    Exchanging or Selling Shares

How to Buy, Sell and Exchange Class S Shares

Buying Shares: Use these instructions to invest directly. Make out your check to “The Scudder Funds.”

First investment	Additional investments

$2,500 or more for regular accounts $1,000 or more for IRAs	$50 or more for regular accounts and IRA accounts $50 or more with an Automatic Investment Plan

By mail or express mail (see below) ■Fill out and sign an application ■Send it to us at the appropriate address, along with an investment check	Send a Scudder investment slip or short note that includes: ■fund and class name ■account number ■check payable to “The Scudder Funds”

By wire ■Call 1-800-SCUDDER for instructions	■Call 1-800-SCUDDER for instructions

By phone Not available	■Call 1-800-SCUDDER for instructions

With an automatic investment plan ■Fill in the information on your application and include a voided check	■To set up regular investments from a bank checking account, call 1-800-SCUDDER

Using QuickBuy Not available	■Call 1-800-SCUDDER to speak to a representative ■or, to use QuickBuy on SAIL™ , call 1-800-343-2890 and follow the instructions on how to purchase shares

On the Internet ■Go to “funds and prices” at myScudder.com ■Print out a prospectus and a new account application ■Complete and return the application with your check	■Call 1-800-SCUDDER to ensure you have electronic services ■Register at myScudder.com ■Follow the instructions for buying shares with money from your bank account

Regular mail:

First Investment: Scudder Investments, PO Box 219669, Kansas City, MO 64121-9669

Additional Investments: Scudder Investments, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:

Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

How to Buy, Sell and Exchange Class S Shares    |    29

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

Exchanging into another fund	Selling shares

$2,500 or more to open a new account ($1,000 or more for IRAs) $50 or more for exchanges between existing accounts	Some transactions, including most for over $100,000, can only be ordered in writing; if you’re in doubt, see page 34

By phone or wire ■Call 1-800-SCUDDER for instructions	■Call 1-800-SCUDDER for instructions

Using SAIL™ ■Call 1-800-343-2890 and follow the instructions	■Call 1-800-343-2890 and follow the instructions

By mail, express mail or fax

(see previous page)

Your instructions should include:

■the fund, class and account number you’re exchanging out of

■the dollar amount or number of shares you want to exchange

■the name and class of the fund you want to exchange into

■your name(s), signature(s) and address, as they appear on your account

■a daytime telephone number

Your instructions should include:

■the fund, class and account number from which you want to sell shares

■the dollar amount or number of shares you want to sell

■your name(s), signature(s) and address, as they appear on your account

■a daytime telephone number

With an automatic withdrawal plan Not available	■To set up regular cash payments from a Scudder account, call 1-800-SCUDDER

Using QuickSell Not available	■Call 1-800-SCUDDER

On the Internet ■Register at myScudder.com ■Follow the instructions for making on-line exchanges	■Register at myScudder.com ■Follow the instructions for making on-line redemptions

30    |    Exchanging or Selling Shares

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to the fund’s Class AARP and Class S shares. Certain funds have other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-253-2277 (Class AARP) or  1-800-SCUDDER (Class S) or contact your financial institution.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When you open an

Policies You Should Know About     |    31

account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges).

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you’ll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

32    |    Policies You Should Know About

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you’ll generally receive the dividend for the day on which your shares were sold.

Automated phone information is available 24 hours a day. You can use our automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP shares

Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636

For Class S shares

Call SAILTM, the Scudder Automated Information Line, at 1-800-343-2890

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You’ll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Telephone and electronic transactions. Since many transactions may be initiated by telephone or electronically, it’s important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Policies You Should Know About     |    33

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other funds, particularly when there appears to be a pattern of “market timing” or other frequent purchases and sales. We may also reject or limit purchase orders, for this or other reasons.

Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, traveler’s checks, starter checks, money orders, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don’t charge a fee to send or receive wires, it’s possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you’ll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don’t need a signature guarantee. Also, you don’t need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, generally including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that

34    |    Policies You Should Know About

you cannot get a signature guarantee from a notary public, and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your investment provider.

How the funds calculate share price

For each share class, the price at which you buy shares is the net asset value per share, or NAV.

To calculate NAV, each share class uses the following equation:

TOTAL ASSETS – TOTAL LIABILITIES	= NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares of Scudder Development Fund is also the NAV. The price at which you sell shares of Scudder 21st Century Growth Fund is the fund’s NAV, minus a 1.00% redemption/exchange fee on shares owned less than one year. You won’t be charged this fee if you’re investing in an employer-sponsored retirement plan that is set up directly with Scudder. Certain other types of accounts may also be eligible for a waiver of this fee. If your employer-sponsored retirement plan is through a third- party investment provider, or if you are investing through an IRA or other individual retirement account, the fee will apply.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Policies You Should Know About     |    35

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund’s Board which are intended to reflect fair value when market quotations or pricing service information are not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund’s value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren’t able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don’t price their shares.

36    |    Policies You Should Know About

Other rights we reserve

You should be aware that we may do any of the following:

■	withdraw or suspend the offering of shares at any time

■	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

■	refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund’s best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

■	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

■	close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders, $2,500 for Class S shareholders and $250 for Class S retirement accounts; we will give you 60 days’ notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don’t apply to certain retirement accounts, or if you have an automatic investment plan, or to investors with $100,000 or more in Scudder fund shares, or in any case where a fall in share price created the low balance)

■	reject a new account application if you don’t provide any required or requested identifying information, or for other reasons

■

pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the funds generally won’t make a redemption in kind unless your requests

Policies You Should Know About     |    37

over a 90-day period total more than $250,000 or 1% of the value of the fund’s net assets, whichever is less

■	change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

■	suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

38    |    Policies You Should Know About

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund’s earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to its shareholders in November or December and if necessary may do so at other times as well.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested without sales charges Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Because each shareholder’s tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Understanding Distributions and Taxes     |    39

The tax status of a fund’s earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at capital gain rates:	Generally taxed at ordinary income rates:

Distributions from the fund ■gains from the sale of securities held by the fund for more than one year ■qualified dividend income	■gains from the sale of securities held by the fund for one year or less ■all other taxable income

Transactions involving fund shares ■gains from selling fund shares held for more than one year	■gains from selling fund shares held for one year or less

Any investment in foreign securities may be subject to foreign withholding taxes. In that case, a fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from qualified dividend income will be taxed in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. In addition, the fund must meet holding period and other requirements with respect to dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been temporarily reduced. Capital gains realized before May 6, 2003 will not qualify for the reduced rates. For more information, see the Statement of Additional Information, under “Taxes.”

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain

40    |    Understanding Distributions and Taxes

details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you’ll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund pays a dividend. In tax-advantaged retirement accounts you don’t need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Understanding Distributions and Taxes     |    41

To Get More Information

Shareholder reports — These include commentary from each fund’s management team about recent market conditions and the effects of each fund’s strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund’s financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) — This tells you more about each fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S), or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090.

AARP Investment Program from Scudder Investments (Class AARP)	Scudder Investments (Class S)	SEC

PO Box 219735 Kansas City, MO 64121-9735	PO Box 219669 Kansas City, MO 64121-9669	Public Reference Section Washington, D.C. 20549-0102
aarp.scudder.com	myScudder.com	www.sec.gov
1-800-253-2277	1-800-SCUDDER	1-202-942-8090

Distributor

Scudder Distributors, Inc.

222 South Riverside Plaza

Chicago, IL  60606-5808

SEC File Numbers:
Scudder 21st Century Growth Fund	811–2031
Scudder Development Fund	811–2031

Printed on recycled paper.    (12/01/03) 50/67-2-123

                                                                         SCUDDER
                                                                     INVESTMENTS

                            Value Funds II
                            Classes A, B and C

                          Prospectus

--------------------------------------------------------------------------------
                            December 1, 2003
--------------------------------------------------------------------------------

                       |    Scudder Large Company Value Fund
                       |    Scudder Small Company Value Fund
                       |    Scudder Small Company Stock Fund
                       |    Scudder Tax Advantaged Dividend Fund

As with all mutual funds, the Securities and Exchange  Commission (SEC) does not approve or disapprove these shares or determine  whether the information in this prospectus  is  truthful  or  complete.  It is a criminal  offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                        How to Invest in the Funds

     4  Scudder Large Company                 44  Choosing a Share Class
        Value Fund

                                              50  How to Buy Shares
    10  Scudder Small Company
        Value Fund                            51  How to Exchange or Sell Shares

    16  Scudder Small Company                 52  Policies You Should Know
        Stock Fund                                About

    22  Scudder Tax Advantaged                60  Understanding Distributions
        Dividend Fund                             and Taxes

    28  Other Policies and Secondary
        Risks

    30  Who Manages and Oversees
        the Funds

    34 Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                                             |
                              ticker symbol  |   SDVAX       SDVBX       SDVCX
                                fund number  |   449         649         749

Scudder Large Company Value Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks maximum long-term capital appreciation through a value-oriented investment approach. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of large US companies that are similar in size to the companies in the Russell 1000 Value Index (as of October
31, 2003, the Russell 1000 Value Index had a median market capitalization of
$3.46 billion) and that the portfolio managers believe are undervalued. These are typically companies that have been sound historically but are temporarily out of favor. The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Russell 1000 Value Index.
Although the fund typically invests in stocks across a wide range of industries and economic sectors (a sector is comprised of two or more related industries), at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector.

The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may also invest up to 20% of net assets in foreign securities.

The fund is permitted, but not required, to use various types of derivatives
(contracts whose value is based on, for example, indexes, currencies or securities). The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. The fund currently does not utilize derivatives, and although the managers have no immediate intention to do so, the fund may choose to use them in the future.

                                       4

The managers assemble the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times while still maintaining variety in terms of industries and companies represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments that the fund makes and the fund may not be able to get an attractive price for them.

Value Investing Risk. As with any investment strategy, the "value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisor overestimates the value or return potential of one or more common stocks, the fund may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who favor a value investment style and who are interested in broadly diversified exposure to large company stocks.

                                       5

Foreign Investment Risk. To the extent that the fund holds the securities of companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. Finally, the currency of the country in which the fund has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Other factors that could affect performance include:

..  the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

..  at times, market conditions might make it hard to value some investments or to get an attractive price for them

..  derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements (see "Secondary risks" for more information)

                                       6

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table on the following page shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time.
All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is June 25, 2001. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A, B or C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Scudder Large Company Value Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

       1993       19.74
       1994      -10.12
       1995       31.28
       1996       19.22
       1997       32.18
       1998        9.20
       1999        4.37
       2000       14.33
       2001      -12.75
       2002      -16.85

2003 Total Return as of September 30: 12.44%

For the periods included in the bar chart:

Best Quarter: 15.91%, Q4 1998             Worst Quarter: -19.42%, Q3 2002

                                       7

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                  -21.63           -2.28           7.09
--------------------------------------------------------------------------------
  Return after Taxes on                -22.12           -3.80           4.77
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                -15.50           -2.38           4.90
  Distributions and Sale of
  Fund Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)          -20.01           -2.06           6.86
--------------------------------------------------------------------------------
Class C (Return before Taxes)          -18.37           -2.09           6.78
--------------------------------------------------------------------------------
Index (reflects no deductions for      -17.48           -0.92           7.97
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.scudder.com.

--------------------------------------------------------------------------------
The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.\

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

                                       8

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)     5.75%          4.00%          2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed         5.75           None           1.00
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)       None*           4.00           1.00
(as % of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                              0.60%          0.60%          0.60%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee            0.20           0.99           1.00
--------------------------------------------------------------------------------
Other Expenses**                            0.76           0.81           1.14
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.56           2.40           2.74
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursements***       0.34           0.38           0.72
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses***       1.22           2.02           2.02
--------------------------------------------------------------------------------

*     The redemption of shares purchased at net asset value under the Large
      Order NAV Purchase Privilege (see "Policies You Should Know About --
      Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

**    Restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

***   Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.005%, 1.020%, and 1.010% for Class A, Class B and
      Class C shares respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $692         $1,008          $1,346        $2,298
--------------------------------------------------------------------------------
Class B shares               605          1,012           1,446         2,306
--------------------------------------------------------------------------------
Class C shares               403            874           1,472         3,088
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $692         $1,008          $1,346        $2,298
--------------------------------------------------------------------------------
Class B shares               205            712           1,246         2,306
--------------------------------------------------------------------------------
Class C shares               303            874           1,472         3,088
--------------------------------------------------------------------------------

                                       9

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                                             |
                              ticker symbol  |   SAAUX       SABUX       SACUX
                                fund number  |   450         650         750

Scudder Small Company Value Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of total assets, including the amount of any borrowings for investment purposes, in undervalued common stocks of small US companies. These are companies that are similar in size to those in the Russell
2000 Value Index (as of October 31, 2003, the Russell 2000 Value Index had a
median market capitalization of $428 million). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Russell 2000 Value Index.

A quantitative stock valuation model compares each company's stock price to the company's earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers believe that by combining techniques used by fundamental value investors with extensive growth and earnings analysis they can minimize investment style bias and ultimately produce a "pure" stock selection process that seeks to add value in any market environment. The team also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information.

--------------------------------------------------------------------------------
OTHER INVESTMENTS The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

                                       10

The managers then assemble the fund's portfolio from among the qualifying stocks, using a tool known as Portfolio Optimizer -- sophisticated portfolio management software that analyzes the potential return and risk characteristics of each stock and the overall portfolio.

The managers diversify the fund's investments among many industries and among many companies (typically over 150 companies).

The managers will normally sell a stock when the company no longer qualifies as a small company, when the managers no longer consider it to be undervalued or when the managers believe other investments offer better opportunities.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments that the fund makes and the fund may not be able to get an attractive price for them.

Value Investing Risk. As with any investment strategy, the "value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisor overestimates the value or return potential of one or more common stocks, the fund may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who are looking for a fund that takes a value approach to investing in small company stocks.

                                       11

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Small Company Capitalization Risk. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity -- can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Other factors that could affect performance include:

..  the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

..  at times, market conditions might make it hard to value some investments or to get an attractive price for them

..  derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements (see "Secondary risks" for more information)

                                       12

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table on the following page shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time.
All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is December 3, 2001. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A, B or C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Scudder Small Company Value Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

      1996       23.50
      1997       36.64
      1998       -5.80
      1999      -12.09
      2000       12.45
      2001       14.89
      2002       -9.78

2003 Total Return as of September 30: 19.37%

For the periods included in the bar chart:

Best Quarter: 18.00%, Q3 1997             Worst Quarter: -21.14%, Q3 2002

                                       13

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                                                        Since
                                        1 Year         5 Years        Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

  Return before Taxes                  -14.97           -1.87           6.75
--------------------------------------------------------------------------------
  Return after Taxes on                -16.88           -3.16           5.99
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                 -9.63           -2.49           5.00
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)          -12.88           -1.68           6.76
--------------------------------------------------------------------------------
Class C (Return before Taxes)          -11.39           -1.67           6.64
--------------------------------------------------------------------------------
Index (reflects no deductions for      -11.43            2.71           9.85
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Russell 2000 Value Index measures the performance of those Russell
2000 companies with lower price-to-book ratios and lower forecasted growth rates.

*    The fund commenced operations on October 6, 1995. Index comparison begins
     October 31, 1995.

Total returns from inception through 1997 and for 1999-2001 would have been lower if operating expenses hadn't been reduced.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.scudder.com.

--------------------------------------------------------------------------------
The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

                                       14

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)     5.75%          4.00%          2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed         5.75           None           1.00
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)        None*           4.00           1.00
(as % of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                              0.75%          0.75%          0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee            0.20           0.97           0.99
--------------------------------------------------------------------------------
Other Expenses**                            0.86           0.56           0.52
--------------------------------------------------------------------------------
Total Annual Operating Expenses             1.81           2.28           2.26
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursements***       0.10           0.00           0.00
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses***       1.71           2.28           2.26
--------------------------------------------------------------------------------

*    The redemption of shares purchased at net asset value under the Large Order
     NAV Purchase Privilege (see "Policies You Should Know About -- Policies
     about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

**   Restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

***  Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.50%, for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares          $739          $1,103          $1,490          $2,572
--------------------------------------------------------------------------------
Class B shares           631           1,012           1,420           2,391
--------------------------------------------------------------------------------
Class C shares           427             799           1,298           2,669
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares          $739          $1,103          $1,490          $2,572
--------------------------------------------------------------------------------
Class B shares           231             712           1,220           2,391
--------------------------------------------------------------------------------
Class C shares           327             799           1,298           2,669
--------------------------------------------------------------------------------

                                       15

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                                             |
                              ticker symbol  |   SZCAX       SZCBX       SZCCX
                                fund number  |   439         639         739

Scudder Small Company Stock Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small
US companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 Index (as of
October 31, 2003, the Russell 2000 Index had a median market capitalization of
$440.2 million). The fund intends to invest in companies whose market capitalizations fall within the normal range of the Russell 2000 Index.

In addition, the fund does not invest in securities issued by tobacco-producing companies.

A quantitative stock valuation model compares each company's stock price to the company's earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers believe that by combining techniques used by fundamental value investors with extensive growth and earnings analysis they can minimize investment style bias and ultimately produce a "pure" stock selection process that seeks to add value in any market environment. The team also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information.

--------------------------------------------------------------------------------
OTHER INVESTMENTS While the fund invests primarily in common stocks, it may invest up to 20% of total assets in US government securities. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

                                       16

The managers then build a diversified portfolio of attractively rated companies using analytical tools to actively monitor the risk profile of the portfolio compared to appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including:

..  focusing on companies with reasonable valuations

..  diversifying broadly among industries and companies (typically over 300 companies)

..  limiting the majority of the portfolio to 2% in any one issuer (other funds may invest 5% or more)

The managers will normally sell a stock when the managers believe it is too highly valued, its fundamental qualities have deteriorated, when its potential risks have increased or when the company no longer qualifies as a small company.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments that the fund makes and the fund may not be able to get an attractive price for them.

Value Investing Risk. As with any investment strategy, the "value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisor overestimates the value or return potential of one or more common stocks, the fund may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors looking for broad exposure to small company stocks.

                                       17

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Small Company Capitalization Risk. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity -- can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Other factors that could affect performance include:

..  the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

..  at times, market conditions might make it hard to value some investments or to get an attractive price for them

..  derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements (see "Secondary risks" for more information)

                                       18

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table on the following page shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time.
All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is June 25, 2001. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class AARP), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class AARP, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A, B or C. Class AARP shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Scudder Small Company Stock Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class A
--------------------------------------------------------------------------------

      1998       -6.50
      1999       -3.80
      2000       -2.16
      2001        9.25
      2002      -13.16

2003 Total Return as of September 30: 27.86%

For the periods included in the bar chart:

Best Quarter: 20.32%, Q4 2001             Worst Quarter: -20.02%, Q3 2002

                                       19

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                                                        Since
                                        1 Year        5 Years         Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                   -18.15          -4.68           0.82
--------------------------------------------------------------------------------
  Return after Taxes on                 -18.15          -2.64          -2.24
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                 -13.37          -1.95          -2.56
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)           -16.52          -4.53           0.84
--------------------------------------------------------------------------------
Class C (Return before Taxes)           -14.80          -4.51           0.85
--------------------------------------------------------------------------------
Index (reflects no deductions for       -20.48          -1.36           1.94
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks.

*    The fund commenced operations on February 1, 1997. Index comparison begins
     January 31, 1997.

Total return from inception through 1998 and for 2000 would have been lower if operating expenses hadn't been reduced.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.scudder.com.

--------------------------------------------------------------------------------
The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

                                       20

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                   Class A      Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)       5.75%         4.00%        2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on       5.75          None         1.00
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales            None*         4.00         1.00
Charge (Load) (as % of redemption
proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               0.75%         0.75%        0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee             0.19          0.97         0.97
--------------------------------------------------------------------------------
Other Expenses**                             0.99          1.16         1.08
--------------------------------------------------------------------------------
Total Annual Operating Expenses              1.93          2.88         2.80
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursements***        0.23          0.40         0.32
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses***        1.70          2.48         2.48
--------------------------------------------------------------------------------

*    The redemption of shares purchased at net asset value under the Large Order
     NAV Purchase Privilege (see "Policies You Should Know About -- Policies
     about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

**   Restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

***  Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.50% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                   $738       $1,125        $1,537       $2,682
--------------------------------------------------------------------------------
Class B shares                    651        1,154         1,683        2,742
--------------------------------------------------------------------------------
Class C shares                    449          930         1,536        3,174
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                   $738       $1,125        $1,537       $2,682
--------------------------------------------------------------------------------
Class B shares                    251          854         1,483        2,742
--------------------------------------------------------------------------------
Class C shares                    349          930         1,536        3,174
--------------------------------------------------------------------------------

                                       21

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                                             |
                              ticker symbol  |   SDDAX       SDDBX       SDDCX
                                fund number  |   290         390         690

Scudder Tax Advantaged Dividend Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks high income consistent with preservation of capital and, secondarily, long-term growth of capital. The fund seeks to achieve its objectives by investing primarily in a diversified portfolio of income-producing equity securities and debt securities. The fund attempts to provide a yield that exceeds the composite yield on the securities comprising the Standard & Poor's
500 Composite Stock Index (S&P 500).

Under normal circumstances, the fund invests at least 80% of its assets in dividend-paying equity securities. These include common stocks, preferred stocks, convertible securities and securities of real estate investment trusts.
By investing a significant portion of the fund's assets in dividend-paying equity securities, the fund seeks to help investors take advantage of lower federal tax rates with respect to a portion of the dividend income generated by the fund. The fund may also invest up to 20% of its assets in non-dividend paying equity securities and debt securities. Although the fund invests primarily in US issuers, it may invest up to 25% of its assets in foreign securities.

--------------------------------------------------------------------------------
OTHER INVESTMENTS Debt securities in which the fund invests include those rated investment grade (i.e., BBB/Baa or above) and below investment grade high yield/high risk bonds. The fund may invest up to 15% of net assets in high yield/high risk bonds (i.e., rated BB/Ba and below). In addition, the fund may invest in affiliated mutual funds. The fund initially expects to make part or all of its investments in debt securities through investment in affiliated mutual funds. By investing in affiliated mutual funds, the fund will achieve greater diversification of its fixed income investments (by holding more securities of varying sizes and risks) than it could gain buying fixed income securities directly.

The fund is permitted, but not required, to use various types of derivatives
(contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

                                       22

The fund emphasizes a value-investing style focusing primarily on established companies that offer the prospects for future dividend payments and capital growth and whose current stock prices appear to be undervalued relative to the general market.

The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The managers assemble the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times while still maintaining variety in terms of industries and companies represented.

Fixed income investments will be held in the fund to further enhance the income earned by the fund and to provide diversification benefits, in an effort to reduce the overall volatility for the fund. Bond holdings may be of any maturity or quality, and will primarily be in the US Treasury, agency, mortgage pass-through and corporate sectors.

The allocation of the fund's portfolio among debt, equity and cash is based on a diversified approach to asset allocation that combines multiple uncorrelated styles and market views from multiple globally located investment teams within a rigorous, quantitative framework. The asset allocation model for the fund will be run periodically and used to re-balance new cash flows as well as set targets and re-balance the fund as needed.

The managers will normally sell a security when the managers believe the income or growth potential of the security has changed, other investments offer better opportunities, or in the course of adjusting the emphasis on or within a given industry.

                                       23

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Value Investing Risk. As with any investment strategy, the "value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisor overestimates the value or return potential of one or more common stocks, the fund may underperform the general equity markets. Value stocks may also be out of favor for certain periods in relation to growth stocks.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise and increase in value when interest rates decline. The longer the effective maturity of the fund's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by the fund may prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.
Prepayment may reduce the fund's income. As interest rates increase, principal payments that are slower than expected may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the fund's duration and reducing the value of the security.

                                       24

Credit Risk. A fund purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds
(rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than those of investment grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

Foreign Investment Risk. To the extent that the fund holds the securities of companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. These risks tend to be greater in emerging markets, so to the extent the fund invests in emerging markets, it takes on greater risks. Finally, the currency of the country in which the fund has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Other factors that could affect performance include:

..  the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

..  at times, market conditions might make it hard to value some investments or to get an attractive price for them

..  derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements (see "Secondary risks" for more information)

The Fund's Performance History

Because this is a new fund, it does not have a full calendar year of performance to report as of the date of this prospectus.

                                       25

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Cumulative Sales Charge (Load)      5.75%          4.00%          2.00%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed         5.75           None           1.00
on Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)       None/\1         4.00           1.00
(as % of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee/\2                           0.75%          0.75%          0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee            0.25           1.00           1.00
--------------------------------------------------------------------------------
Other Expenses/\3                           0.42           0.49           0.48
--------------------------------------------------------------------------------
Total Annual Operating Expenses/\4          1.42           2.24           2.23
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursements/\4       0.47           0.47           0.47
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses/\4,/\5   0.95           1.77           1.76
--------------------------------------------------------------------------------

/\1  The redemption of shares purchased at net asset value under the Large Order
     NAV Purchase Privilege (see "Policies You Should Know About -- Policies
     about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

/\2  To the extent the fund invests in other mutual funds advised by the advisor and its affiliates ("affiliated mutual funds"), the advisor has agreed to waive its management fee by an amount equal to the amount of management fees borne by the fund as a shareholder of such other affiliated mutual funds.

/\3  Other expenses are based on estimated amounts for the current fiscal year.

/\4  Pursuant to an agreement between the fund and the advisor, the advisor has contractually agreed to waive its fees or reimburse expenses so that total annual operating expenses will not exceed 0.95%, 1.77% and 1.76% for Class
     A, B and C, respectively (excluding taxes, interest, brokerage and extraordinary expenses). These expense caps will remain in effect until
     December 31, 2004.

/\5  In addition to the fees shown in the table, the fund will also pay its pro rata share of the operating expenses of any affiliated mutual funds in which the fund invests. These expenses will vary depending upon the percentage of the fund's assets invested in affiliated mutual funds and the expense ratios of the particular affiliated mutual funds in which the fund invests.

                                       26

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                                     1 Year                3 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                               $666                   $954
--------------------------------------------------------------------------------
Class B shares                                580                    954
--------------------------------------------------------------------------------
Class C shares                                377                    745
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                               $666                   $954
--------------------------------------------------------------------------------
Class B shares                                180                    654
--------------------------------------------------------------------------------
Class C shares                                277                    745
--------------------------------------------------------------------------------

                                       27

Other Policies and Secondary Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

..  Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to Scudder Large Company Value Fund, Scudder Small Company Stock Fund
   and Scudder Tax Advantaged Dividend Fund's 80% investment policy and Scudder
   Small Company Value Fund's 90% investment policy as described herein.

..  Certain funds may trade securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

..  As a temporary defensive measure, a fund could shift up to 100% of its assets into investments such as money market securities or other short-term bonds that offer comparable levels of risk. This could prevent losses but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the fund managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

..  Each fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred stocks or convertible securities.

..  Due to Scudder Tax Advantaged Dividend Fund's investments in dividend-paying equities, it is likely that a portion of fund distributions may be eligible to be treated as qualified dividend income, which is taxed in the hands of individuals at long-term capital gain rates. The portion of fund distributions eligible for such treatment will vary and may be less than the portion of the fund's assets invested in such dividend-paying equities.
   Investors should note that these lower federal tax rates apply only to dividend income that is eligible for treatment as qualified dividend income.
   Interest income from the fund's investments in fixed-income securities and dividend income from its investments in real estate investment trusts will not be eligible for treatment as qualified dividend income. In addition, a portion of the fund's dividend income from dividend-paying equity securities may not qualify. For more information, please see "Understanding
   Distributions and Taxes," below, and "Taxes" in the Statement of Additional
   Information.

                                       28

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, each fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to market volatility and greater potential losses than if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

                                       29

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche
Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York,
NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management,
Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust
Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank
AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

                                       30

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

---------------------------------------------------------------------
Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder Large Company Value Fund                       0.60%
---------------------------------------------------------------------
Scudder Small Company Value Fund                       0.75%
---------------------------------------------------------------------
Scudder Small Company Stock Fund                       0.75%
---------------------------------------------------------------------

The Scudder Tax Advantaged Dividend Fund entered into an investment management agreement with the advisor effective August 29, 2003. The table below describes the fee rates for the fund.

---------------------------------------------------------------------
Average Daily Net Assets                                 Fee Rate
---------------------------------------------------------------------

Investment Management Fee
---------------------------------------------------------------------
first $250 million                                        0.75%
---------------------------------------------------------------------
next $750 million                                         0.72%
---------------------------------------------------------------------
next $1.5 billion                                         0.70%
---------------------------------------------------------------------
next $2.5 billion                                         0.68%
---------------------------------------------------------------------
next $2.5 billion                                         0.65%
---------------------------------------------------------------------
next $2.5 billion                                         0.64%
---------------------------------------------------------------------
next $2.5 billion                                         0.63%
---------------------------------------------------------------------
over $12.5 billion                                        0.62%
---------------------------------------------------------------------

                                       31

The portfolio managers

The following people handle the day-to-day management of each fund.

Scudder Large Company Value Fund          Scudder Small Company Value Fund and
                                          Scudder Small Company Stock Fund
Thomas Sassi
Managing Director of Deutsche             Janet Campagna
Asset Management and Lead Portfolio       Managing Director of Deutsche Asset
Manager of the fund.                      Management and Portfolio Manager of
 . Joined Deutsche Asset Management       the fund.
   in 1996 and the fund in 2003.           . Joined Deutsche Asset Management
 . Over 31 years of investment               in 1999 and the fund in 2003.
   industry experience.                    . Head of global and tactical
 . MBA, Hofstra University.                  asset allocation.
                                           . Investment strategist and
Frederick L. Gaskin                          manager of the asset allocation
Managing Director of Deutsche Asset          strategies group for Barclays
Management and Portfolio Manager             Global Investors from 1994 to
of the fund.                                 1999.
 . Joined Deutsche Asset Management        . Over 15 years of investment
   in 1996 and the fund in 2003.             industry experience.
 . Over 16 years of investment             . Master's degree in Social
   industry experience.                      Science from California
 . MBA, Babcock Graduate School of           Institute of Technology.
   Management at Wake Forest               . Ph.D in Political Science from
   University.                               University of California at
                                             Irvine.

                                           Robert Wang
                                           Managing Director of Deutsche Asset
                                           Management and Portfolio Manager of
                                           the fund.
                                            . Joined Deutsche Asset Management
                                              in 1995 as portfolio manager for
                                              asset allocation after 13 years
                                              of experience of trading fixed
                                              income and derivative securities
                                              at J.P. Morgan.
                                            . Senior portfolio manager for
                                              Multi Asset Class Quantitative
                                              Strategies: New York.
                                            . Joined the fund in 2003.

                                       32

Scudder Tax Advantaged Dividend Fund     Janet Campagna
                                         Managing Director of Deutsche Asset
Frederick L. Gaskin                      Management and Portfolio Manager of
Managing Director of Deutsche Asset      the fund.
Management and Portfolio Manager          . Joined Deutsche Asset Management
of the fund.                                in 1999 and the fund in 2003.
 . Joined Deutsche Asset Management       . Head of global and tactical asset
   in 1996 and the fund in 2003.            allocation.
 . Over 16 years of investment            . Investment strategist and manager
   industry experience.                     of the asset allocation strategies
 . MBA, Babcock Graduate School of          group for Barclays Global
   Management at Wake Forest                Investors from 1994 to 1999.
   University.                            . Over 15 years of investment
                                            industry experience.
David Hone                                . Master's degree in Social Science
CFA, Director of Deutsche Asset             from California Institute of
Management and Portfolio Manager of         Technology.
the fund.                                 . Ph.D in Political Science from
 . Joined Deutsche Asset Management         University of California at Irvine.
   in 1996 as equity analyst for the
   investment bank, having since         Jan C. Faller
   served as assistant portfolio         CFA, Managing Director of Deutsche
   manager for US Large Cap Value        Asset Management and Portfolio Manager
   Equity and analyst for sectors        of the fund.
   including consumer cyclicals,          . Joined Deutsche Asset Management
   consumer staples and financials,         in 1999 after nine years of
   after eight years of experience as       experience as investment manager
   senior underwriter for Chubb & Son.      for PanAgora Asset Management and
 . Portfolio manager for US Large Cap       banking officer for Wainwright
   Value Equity: New York.                  Bank & Trust Co.
 . Joined the fund in 2003.               . Portfolio manager for Enhanced
                                            Strategies & Mutual Funds Group:
                                            New York.
                                          . MBA, Amos Tuck School, Dartmouth
                                            College.
                                          . Joined the fund in 2003.

                                       33

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for each fund has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).

The Scudder Tax Advantaged Dividend Fund commenced operations on August 29, 2003 and therefore does not have any financial information to report as of the date of this prospectus.

Scudder Large Company Value Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended July 31,                                  2003     2002     2001/\a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $19.26   $26.17   $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\b                       .25      .21      .00/\c
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           1.51    (5.33)    (.41)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     1.76    (5.12)    (.41)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                (.31)    (.10)      --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions          --    (1.69)      --
--------------------------------------------------------------------------------
  Total distributions                                 (.31)    (1.79)      --
--------------------------------------------------------------------------------
Net asset value, end of period                       $20.71   $19.26   $26.17
--------------------------------------------------------------------------------
Total Return (%)/\d                                    9.31   (20.49)   (1.54)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   81       79      101
--------------------------------------------------------------------------------
Ratio of expenses (%)                                  1.18     1.11     1.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)              1.33      .94      .17*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              93       52       80
--------------------------------------------------------------------------------

/\a  For the period from June 25, 2001 (commencement of sales of Class A shares)
     to July 31, 2001.

/\b  Based on average shares outstanding during the period.

/\c  Amount is less than $.005.

/\d  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

                                       34

Scudder Large Company Value Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended July 31,                                   2003    2002     2001/\a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $19.16   $26.15   $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\b                       .10      .02     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           1.50    (5.32)    (.41)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     1.60    (5.30)    (.43)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                (.15)      --       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions          --    (1.69)      --
--------------------------------------------------------------------------------
  Total distributions                                  (.15)   (1.69)      --
--------------------------------------------------------------------------------
Net asset value, end of period                       $20.61   $19.16   $26.15
--------------------------------------------------------------------------------
Total Return (%)/\c                                    8.42   (21.18)   (1.62)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   24       26       38
--------------------------------------------------------------------------------
Ratio of expenses (%)                                  2.00     1.95     1.96*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)               .51      .10     (.63)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              93       52       80
--------------------------------------------------------------------------------

/\a  For the period from June 25, 2001 (commencement of sales of Class B shares)
     to July 31, 2001.

/\b  Based on average shares outstanding during the period.

/\c  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

                                       35

Scudder Large Company Value Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended July 31,                                  2003     2002     2001/\a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $19.16   $26.16   $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\b                       .10      .03     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           1.51    (5.34)    (.40)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     1.61    (5.31)    (.42)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                               (.15)       --       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions          --    (1.69)      --
--------------------------------------------------------------------------------
  Total distributions                                  (.15)   (1.69)      --
--------------------------------------------------------------------------------
Net asset value, end of period                       $20.62   $19.16   $26.16
--------------------------------------------------------------------------------
Total Return (%)/\c                                    8.43   (21.14)   (1.58)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   10       10       12
--------------------------------------------------------------------------------
Ratio of expenses (%)                                  1.99     1.94     1.94*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)               .52      .11     (.60)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              93       52       80
--------------------------------------------------------------------------------

/\a  For the period from June 25, 2001 (commencement of sales of Class C shares)
     to July 31, 2001.

/\b  Based on average shares outstanding during the period.

/\c  Total return does not reflect the effect of any sales charge.

*    Annualized

**   Not annualized

                                       36

Scudder Small Company Value Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended July 31,                                            2003    2002/\a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $20.77  $20.89
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\b                                 .05     .03
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment          2.28    (.09)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                               2.33    (.06)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                            --    (.07)
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                 (2.25)     --
--------------------------------------------------------------------------------
  Total distributions                                           (2.25)   (.07)
--------------------------------------------------------------------------------
Redemption fees                                                    --***  .01
--------------------------------------------------------------------------------
Net asset value, end of period                                 $20.85  $20.77
--------------------------------------------------------------------------------
Total Return (%)/\c                                             13.11    (.24)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                              3       3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            1.44    1.48*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                         .28     .23*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       168     157
--------------------------------------------------------------------------------

/\a  For the period from December 3, 2001 (commencement of sales of Class A shares) to July 31, 2002.

/\b  Based on average shares outstanding during the period.

/\c  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

***  Amount is less than $.005.

                                       37

Scudder Small Company Value Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended July 31,                                            2003    2002/\a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $20.71  $20.89
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\b                                (.10)   (.09)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment          2.25    (.07)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                               2.15    (.16)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                            --    (.03)
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                 (2.25)     --
--------------------------------------------------------------------------------
  Total distributions                                           (2.25)   (.03)
--------------------------------------------------------------------------------
Redemption fees                                                    --***  .01
--------------------------------------------------------------------------------
Net asset value, end of period                                 $20.61  $20.71
--------------------------------------------------------------------------------
Total Return (%)/\c                                             12.21    (.74)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                              2       2
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            2.26    2.28*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                        (.54)   (.57)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       168     157
--------------------------------------------------------------------------------

/\a  For the period from December 3, 2001 (commencement of sales of Class B shares) to July 31, 2002.

/\b  Based on average shares outstanding during the period.

/\c  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

***  Amount is less than $.005.

                                       38

Scudder Small Company Value Fund -- Class C

--------------------------------------------------------------------------------
 Year Ended July 31,                                             2003    2002/\a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $20.71  $20.89
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\b                                (.10)   (.08)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment          2.25    (.08)
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                               2.15    (.16)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                            --    (.03)
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                 (2.25)     --
--------------------------------------------------------------------------------
  Total distributions                                           (2.25)   (.03)
--------------------------------------------------------------------------------
Redemption fees                                                    --***  .01
--------------------------------------------------------------------------------
Net asset value, end of period                                 $20.61  $20.71
--------------------------------------------------------------------------------
Total Return (%)/\c                                             12.21    (.73)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            .66     .43
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            2.25    2.26*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                        (.53)   (.55)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       168     157
--------------------------------------------------------------------------------

/\a  For the period from December 3, 2001 (commencement of sales of Class C shares) to July 31, 2002.

/\b  Based on average shares outstanding during the period.

/\c  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

***  Amount is less than $.005.

                                       39

Scudder Small Company Stock Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended September 30,                              2003     2002    2001/\a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $16.02    $16.04  $18.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\b                      (.05)     (.08)   (.03)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           5.46       .06   (2.43)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     5.41      (.02)  (2.46)
--------------------------------------------------------------------------------
Net asset value, end of period                       $21.43    $16.02  $16.04
--------------------------------------------------------------------------------
Total Return (%)/\c                                   33.77      (.12) (13.30)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    5         1    .009
--------------------------------------------------------------------------------
Ratio of expenses (%)                                  1.42      1.48    1.48*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)              (.25)    (.44)    (.60)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             164       146      48
--------------------------------------------------------------------------------

/\a  For the period from June 25, 2001 (commencement of sales of Class A shares)
     to September 30, 2001.

/\b  Based on average shares outstanding during the period.

/\c  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

                                       40

Scudder Small Company Stock Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended September 30,                              2003     2002    2001/\a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $15.85    $16.01   $18.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\b                      (.19)     (.22)   (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           5.37       .06   (2.43)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     5.18      (.16)  (2.49)
--------------------------------------------------------------------------------
Net asset value, end of period                       $21.03    $15.85  $16.01
--------------------------------------------------------------------------------
Total Return (%)/\c                                   32.68     (1.00) (13.46)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    2        .9     .02
--------------------------------------------------------------------------------
Ratio of expenses (%)                                  2.25      2.28    2.28*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (1.08)    (1.24)  (1.40)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             164       146      48
--------------------------------------------------------------------------------

/\a  For the period from June 25, 2001 (commencement of sales of Class B shares)
     to September 30, 2001.

/\b  Based on average shares outstanding during the period.

/\c  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

                                       41

Scudder Small Company Stock Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended September 30,                              2003     2002    2001/\a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $15.85    $16.01  $18.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\b                      (.20)     (.22)   (.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           5.39       .06   (2.43)
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     5.19     (.16)   (2.49)
--------------------------------------------------------------------------------
Net asset value, end of period                       $21.04    $15.85  $16.01
--------------------------------------------------------------------------------
Total Return (%)/\c                                   32.74     (1.00) (13.46)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   .9        .1    .002
--------------------------------------------------------------------------------
Ratio of expenses (%)                                  2.21      2.26    2.25*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (1.04)    (1.22)  (1.37)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                             164       146      48
--------------------------------------------------------------------------------

/\a  For the period from June 25, 2001 (commencement of sales of Class C shares)
     to September 30, 2001.

/\b  Based on average shares outstanding during the period.

/\c  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

                                       42

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial advisor to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

================================================================================
Classes and features                      Points to help you compare
================================================================================

Class A

.. Sales charges of up to 5.75%, charged   . Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
.. In most cases, no charges when you
  sell shares                             . Total annual operating expenses are
                                            lower than those for Class B or
.. Up to 0.25% annual service fee            Class C
================================================================================
Class B

.. No charges when you buy shares          . The deferred sales charge rate falls
                                            to zero after six years
.. Deferred sales charge declining from
  4.00%, charged when you sell shares     . Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
.. 1.00% annual distribution/service fee
================================================================================
Class C

.. Sales charge of 1.00%, charged when     . The deferred sales charge rate is
  you buy shares                            lower than Class B, but your shares
                                            never convert to Class A, so annual
.. Deferred sales charge of 1.00%,           expenses remain higher
  charged when you sell shares you
  bought within the last year

.. 1.00% annual distribution/service fee
================================================================================

Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's advisor may provide compensation to financial advisors for distribution, administrative and promotional services.

                                       44

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

---------------------------------------------------------------------
                        Sales charge as a %   Sales charge as a % of
Your investment          of offering price*     your net investment
---------------------------------------------------------------------
Up to $50,000                 5.75%                  6.10%
---------------------------------------------------------------------
$50,000-$99,999               4.50                   4.71
---------------------------------------------------------------------
$100,000-$249,999             3.50                   3.63
---------------------------------------------------------------------
$250,000-$499,999             2.60                   2.67
---------------------------------------------------------------------
$500,000-$999,999             2.00                   2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

*    The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

..  you plan to invest at least $50,000 over the next 24 months ("letter of intent")

..  the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

..  you are investing a total of $50,000 or more in several funds at once
   ("combined purchases")

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial advisor.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

                                       45

You may be able to buy Class A shares without sales charges when you are:

..  reinvesting dividends or distributions

..  investing through certain workplace retirement plans

..  participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

..  exchanging an investment in Class A shares of another fund for an investment in the fund unless the fund in which you are investing has a higher sales load, in which case you would be required to pay the difference

..  a current or former director or trustee of the Deutsche or Scudder mutual funds

..  an employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase
Privilege"). This CDSC is waived under certain circumstances (see "Policies You
Should Know About -- Policies About Transactions"). Your financial advisor or
Shareholder Services can answer your questions and help you determine if you're eligible.

                                       46

Class B shares

With Class B shares, you pay no up-front sales charges. Class B shares have a
12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to
0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

---------------------------------------------------------------------
Year after you bought shares          CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                           3.00
---------------------------------------------------------------------
Fourth or fifth year                           2.00
---------------------------------------------------------------------
Sixth year                                     1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know
About -- Policies About Transactions"). Your financial advisor or Shareholder
Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

                                       47

Class C shares

Class C shares have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class
B shares, but higher than those for Class A shares (and the performance of Class
C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares also have an up-front sales charge of 1.00%.

--------------------------------------------------------------------------------
     Front-end Sales Charge as a        Front-end Sales Charge as a
         % of Offering Price*            % of your net investment
--------------------------------------------------------------------------------
                1.00%                              1.01%
--------------------------------------------------------------------------------

*    The offering price includes the sales charge.

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

..  Additional purchases of Class C shares made in an existing account and in the same fund by existing Class C shareowners as of January 31, 2003;

..  Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

..  Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the advisor and/or the distributor;

..  Purchases of Class C shares through certain retirement plans which have entered into an agreement with the advisor and/or the distributor; and

..  Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the advisor and/or the distributor.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

                                       48

Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible for an up-front sales charge waiver.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

--------------------------------------------------------------------------------
     Year after you bought shares           CDSC on shares you sell
--------------------------------------------------------------------------------
     First year                                      1.00%
--------------------------------------------------------------------------------
     Second year and later                           None
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know
About -- Policies About Transactions"). Your financial advisor or Shareholder
Services can answer your questions and help you determine if you're eligible.

Because Class C shares have an up-front sales charge and higher annual expenses, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

                                       49

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

================================================================================
First investment                          Additional investments
================================================================================
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
================================================================================
Through a financial advisor

.. Contact your advisor using the method   . Contact your advisor using the
  that's most convenient for you            method that's most convenient for
                                            you
================================================================================
By mail or express mail (see below)

.. Fill out and sign an application        . Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
.. Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment check   below

                                          . If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
================================================================================
By wire

.. Call (800) 621-1048 for instructions    . Call (800) 621-1048 for instructions
================================================================================
By phone

Not available                             . Call (800) 621-1048 for instructions
================================================================================
With an automatic investment plan

Not available                             . To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048
================================================================================
On the Internet

Not available                             . Call (800) 621-1048 to establish
                                            Internet access

                                          . Go to www.scudder.com and log in

                                          . Follow the instructions for buying
                                            shares with money from your bank
                                            account
================================================================================

--------------------------------------------------------------------------------
Regular mail:

First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356
Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO
64121-9154

Express, registered or certified mail:

Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

                                       50

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

================================================================================
Exchanging into another fund              Selling shares
================================================================================
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 55
existing accounts
================================================================================
Through a financial advisor               . Contact your advisor by the method
                                            that's most convenient for you
.. Contact your advisor by the method
  that's most convenient for you
================================================================================
By phone or wire

.. Call (800) 621-1048 for instructions    . Call (800) 621-1048 for instructions
================================================================================
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

.. the fund, class and account number      . the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

.. the dollar amount or number of shares   . the dollar amount or number of
  you want to exchange                      shares you want to sell

.. the name and class of the fund you      . your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
.. your name(s), signature(s) and
  address, as they appear on your         . a daytime telephone number
  account

.. a daytime telephone number
================================================================================
With an automatic exchange plan

.. To set up regular exchanges from a      Not available
  fund account, call (800) 621-1048
================================================================================
With an automatic withdrawal plan

Not available                             . To set up regular cash payments from
                                            a fund account, call (800) 621-1048
================================================================================
On the Internet

.. Call (800) 621-1048 to establish        . Call (800) 621-1048 to establish
  Internet access                           Internet access

.. Go to www.scudder.com and log in        . Go to www.scudder.com and log in

.. Follow the instructions for making      . Follow the instructions for making
  on-line exchanges                         online redemptions
================================================================================

                                       51

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Each fund has other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open.
Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. (Eastern time), but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be to used verify the identity of all persons opening an account.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

                                       52

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each fund then we may reject your application and order.

Each fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in
"good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges).

If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on
Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

                                       53

Telephone and electronic transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser.
In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing
House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Each fund accepts payment for shares only in US dollars by check, bank or
Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, traveler's checks, starter checks, money orders, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies. The funds generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so.
Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares.
You may not exchange or redeem shares in certificate form by telephone or via the Internet.

                                       54

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your investment provider for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares (less any initial sales charge) or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first.
Exchanges from one fund into another fund don't affect CDSCs. For each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

                                       55

There are certain cases in which you may be exempt from a CDSC. These include:

..  the death or disability of an account owner (including a joint owner)

..  withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

..  withdrawals related to certain retirement or benefit plans

..  redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

..  for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors Inc., the funds' distributor, that the dealer waives the applicable commission

..  for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder
Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature."
With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares)
for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid.
You can only use the reinstatement feature once for any given group of shares.
To take advantage of this feature, contact Shareholder Services or your financial advisor.

                                       56

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer:
when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the
SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your investment provider.

How the funds calculate share price

To calculate net asset value per share or NAV, each share class uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------   =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy shares is the NAV, although for Class A and Class C shares it will be adjusted to allow for any applicable sales charges (see
"Choosing a Share Class").

The price at which you sell shares is also the NAV, although for Class B and
Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share
Class").

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information.

                                       57

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

..  withdraw or suspend the offering of shares at any time

..  withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

..  reject a new account application if you don't provide any required or requested identifying information, or for other reasons

..  refuse, cancel or rescind any purchase or exchange order; freeze any account
   (meaning you will not be able to purchase fund shares in your account);
   suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

..  close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

..  close your account and send you the proceeds if your balance falls below
   $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to most retirement accounts, if you have an automatic investment plan, to investors with
   $100,000 or more in Scudder fund shares or in any case, where a fall in share price created the low balance)

                                       58

..  pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1%
   of the value of a fund's net assets, whichever is less

..  change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

..  suspend or postpone redemptions during periods when the New York Stock
   Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

                                       59

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Scudder Tax Advantaged Dividend Fund intends to pay dividends to shareholders quarterly. The fund also intends to pay distributions annually in December. The fund may make other distributions as needed.

Scudder Large Company Value Fund, Scudder Small Company Value Fund and Scudder
Small Company Stock Fund intend to pay dividends and distributions to their shareholders in December and if necessary may do so at other times as well.

For federal income tax purposes, income and capital gains distribution are generally taxable. However, distribution by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you
(except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

                                       60

The tax status of the fund earnings you receive and your own fund transactions, generally depends on their type:

====================================================================
Generally taxed at capital         Generally taxed at ordinary
gain rates:                        income rates:
====================================================================
Distributions from the fund

.. gains from the sale of           . gains from the sale of
  securities held by the fund for    securities held by the fund
  more than one year                 for one year or less

.. qualified dividend income        . all other income
====================================================================
Transactions involving fund shares

.. gains from selling fund shares   . gains from selling fund
  held for more than one year        shares held for one year or
                                     less
====================================================================

Any investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's yield on those securities would be decreased.
Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, any investments in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include interest from fixed-income securities. In addition, the fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund's shares for the lower rates to apply.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been reduced to 15%. Capital gains realized before May 6, 2003 will not qualify for the reduced rates. For more information, see the Statement of Additional Information, under "Taxes."

                                       61

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.
The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

                                       62

Notes
--------------------------------------------------------------------------------

For More Information
Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by
e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference
Room may be obtained by calling (202) 942-8090.

--------------------------------------------------------------------------------

Scudder Investments                        SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                  Public Reference Section
Chicago, IL 60606-5808                     Washington, D.C. 20549-0102
www.scudder.com                            www.sec.gov
(800) 621-1048                             (202) 942-8090

Distributor
Distributors, Inc.
222 South Riverside Plaza                  SEC File Numbers: Scudder
Chicago, IL 60606-5808
                                           Scudder Large Company Value

SCUDDER                                    Scudder Small Company Value Fund     811-2021
INVESTMENTS
                                           Scudder Small Company Stock Fund       811-43
A Member of
Deustche Asset Management [LOGO]           Scudder Tax Advantaged Dividend Fund 811-1444

                                                                     SCUDDER
                                                                     INVESTMENTS

                             Value Funds II

Prospectus

--------------------------------------------------------------------------------
                             December 1, 2003
--------------------------------------------------------------------------------

                             Scudder Large Company Value Fund
                             Class AARP and Class S Shares

                             Scudder Small Company Value Fund
                             Class S Shares

                             Scudder Small Company Stock Fund
                             Class AARP and Class S Shares

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

How the Funds Work                              How to Invest in the Funds

  4  Scudder Large Company                       33  How to Buy, Sell and
     Value Fund                                      Exchange Class AARP Shares

 10  Scudder Small Company                       35  How to Buy, Sell and
     Value Fund                                      Exchange Class S Shares

 16  Scudder Small Company                       37  Policies You Should Know
     Stock Fund                                      About

 22  Other Policies and Secondary                44  Understanding Distributions
     Risks                                           and Taxes

 24  Who Manages and Oversees
     the Funds

 27  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember  that mutual  funds are  investments,  not bank  deposits.  They're not insured or guaranteed by the FDIC or any other  government  agency.  Their share prices will go up and down and you could lose money by investing in them.

This prospectus offers two classes for each fund. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find Scudder prospectuses on the Internet for Class AARP shares at
aarp.scudder.com and for Class S shares at myScudder.com.

--------------------------------------------------------------------------------
                                                       |  Class AARP    Class S

                                        ticker symbol  |  SLCOX         SCDUX

                                        fund number    |  249           049

  Scudder Large Company Value Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks maximum long-term capital appreciation through a value-oriented investment approach. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of large US companies that are similar in size to the companies in the Russell 1000 Value Index (as of October
31, 2003, the Russell 1000 Value Index had a median market capitalization of
$3.46 billion) and that the portfolio managers believe are undervalued. These are typically companies that have been sound historically but are temporarily out of favor. The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Russell 1000 Value Index.
Although the fund typically invests in stocks across a wide range of industries and economic sectors (a sector is comprised of two or more related industries), at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector.

The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may also invest up to 20% of net assets in foreign securities.

The fund is permitted, but not required, to use various types of derivatives
(contracts whose value is based on, for example, indexes, currencies or securities). The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. The fund currently does not utilize derivatives, and although the managers have no immediate intention to do so, the fund may choose to use them in the future.

                                       4

The managers assemble the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times while still maintaining variety in terms of industries and companies represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments that the fund makes and the fund may not be able to get an attractive price for them.

Value Investing Risk. As with any investment strategy, the "value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisor overestimates the value or return potential of one or more common stocks, the fund may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who favor a value investment style and who are interested in broadly diversified exposure to large company stocks.

                                       5

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Foreign Investment Risk. To the extent that the fund holds the securities of companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. Finally, the currency of the country in which the fund has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Other factors that could affect performance include:

..  the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

..  at times, market conditions might make it hard to value some investments or to get an attractive price for them

..  derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements (see "Secondary risks" for more information)

                                       6

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance for the fund's Class S shares has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class AARP shares is October 2, 2000. Performance figures before that date reflect the historical performance of the fund's original share class (Class S).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and may vary for Class AARP. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Large Company Value Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993       20.07
1994       -9.87
1995       31.64
1996       19.55
1997       32.54
1998        9.50
1999        4.66
2000       14.64
2001      -12.53
2002      -16.69

2003 Total Return as of September 30: 12.68%

For the periods included in the bar chart:

Best Quarter: 15.99%, Q4 1998             Worst Quarter: -19.37%, Q3 2002

                                       7

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                     -16.69          -0.87          8.01
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     -17.28          -2.44          5.66
--------------------------------------------------------------------------------
  Return after Taxes on                   -10.24          -0.60          6.15
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class AARP (Return before taxes)          -16.68          -0.86          8.02
--------------------------------------------------------------------------------
Index (reflects no deductions for         -17.48          -0.92          7.97
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S) or visit our Web site at
aarp.scudder.com (Class AARP) or myScudder.com (Class S).

--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

                                       8

How Much Investors Pay

This fund's Class AARP and Class S shares have no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder of Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                             Class AARP      Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment      None          None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                            0.60%         0.60%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                          None          None
--------------------------------------------------------------------------------
Other Expenses*                                           0.76          0.53
--------------------------------------------------------------------------------
Total Annual Operating Expenses                           1.36          1.13
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursements**                      0.35          0.12
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses**                      1.01          1.01
--------------------------------------------------------------------------------

*    Restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

**   Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.995% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, trustee and trustee counsel fees and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP                  $103           $396           $711        $1,605
--------------------------------------------------------------------------------
Class S                      103            347            611         1,364
--------------------------------------------------------------------------------

                                       9

--------------------------------------------------------------------------------
                                                             |   Class S

                                              ticker symbol  |   SCSUX

                                              fund number    |   078

  Scudder Small Company Value Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of total assets, including the amount of any borrowings for investment purposes, in undervalued common stocks of small US companies. These are companies that are similar in size to those in the Russell
2000 Value Index (as of October 31, 2003, the Russell 2000 Value Index had a
median market capitalization of $428 million). The fund intends to invest primarily in companies whose market capitalizations fall within the normal range of the Russell 2000 Value Index.

A quantitative stock valuation model compares each company's stock price to the company's earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers believe that by combining techniques used by fundamental value investors with extensive growth and earnings analysis they can minimize investment style bias and ultimately produce a "pure" stock selection process that seeks to add value in any market environment. The team also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

                                       10

The managers then assemble the fund's portfolio from among the qualifying stocks, using a tool known as Portfolio Optimizer -- sophisticated portfolio management software that analyzes the potential return and risk characteristics of each stock and the overall portfolio.

The managers diversify the fund's investments among many industries and among many companies (typically over 150 companies).

The managers will normally sell a stock when the company no longer qualifies as a small company, when the managers no longer consider it to be undervalued or when the managers believe other investments offer better opportunities.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments that the fund makes and the fund may not be able to get an attractive price for them.

Value Investing Risk. As with any investment strategy, the "value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisor overestimates the value or return potential of one or more common stocks, the fund may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who are looking for a fund that takes a value approach to investing in small company stocks.

                                       11

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Small Company Capitalization Risk. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity -- can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Other factors that could affect performance include:

..  the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

..  at times, market conditions might make it hard to value some investments or to get an attractive price for them

..  derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements (see "Secondary risks" for more information)

                                       12

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance for the fund's Class S shares has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Scudder Small Company Value Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1996       23.84
1997       37.01
1998       -5.54
1999      -11.85
2000       12.76
2001       15.21
2002       -9.56

2003 Total Return as of September 30: 19.61%

For the periods included in the bar chart:

Best Quarter:18.09%, Q3 1997              Worst Quarter: -21.08%, Q3 2002

                                       13

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                       1 Year        5 Years    Since Inception*
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                 -9.56          -0.44          7.92
--------------------------------------------------------------------------------
  Return after Taxes on              -11.68          -1.01          7.36
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on               -3.65          -0.32          6.53
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index (reflects no deductions for    -11.43           2.71          9.85
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Russell 2000 Value Index measures the performance of those Russell
2000 companies with lower price-to-book ratios and lower forecasted growth rates.

*    Class S commenced operations on October 6, 1995. Index comparison begins
     October 31, 1995.

Total returns from inception through 1997 and for 1999-2001 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S) or visit our Web site at
aarp.scudder.com (Class AARP) or myScudder.com (Class S).

--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

                                       14

How Much Investors Pay

This fund's Class S shares have no sales charge or other shareholder fees other than a short-term redemption/exchange fee. The fund does have annual operating expenses and as a shareholder of Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                 None
--------------------------------------------------------------------------------
Redemption/Exchange fee, on shares owned less than a year (as        1.00%
a % of amount redeemed, if applicable)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                       0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                     None
--------------------------------------------------------------------------------
Other Expenses*                                                      1.00
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                      1.75
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursements**                                 0.24
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses**                                 1.51
--------------------------------------------------------------------------------

*    Restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

**   Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.50% for Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, trustee and trustee counsel fees and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                           1 Year      3 Years      5 Years     10 Years
--------------------------------------------------------------------------------
Class S                            $154         $528        $927        $2,043
--------------------------------------------------------------------------------

                                       15

--------------------------------------------------------------------------------
                                                       |  Class AARP    Class S

                                        ticker symbol  |  ASCSX          SSLCX

                                        fund number    |  139            339

  Scudder Small Company Stock Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small
US companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 Index (as of
October 31, 2003, the Russell 2000 Index had a median market capitalization of
$440.2 million). The fund intends to invest in companies whose market capitalizations fall within the normal range of the Russell 2000 Index.

In addition, the fund does not invest in securities issued by tobacco-producing companies.

A quantitative stock valuation model compares each company's stock price to the company's earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers believe that by combining techniques used by fundamental value investors with extensive growth and earnings analysis they can minimize investment style bias and ultimately produce a "pure" stock selection process that seeks to add value in any market environment. The team also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests primarily in common stocks, it may invest up to 20% of total assets in US government securities. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

                                       16

The managers then build a diversified portfolio of attractively rated companies using analytical tools to actively monitor the risk profile of the portfolio compared to appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including:

..    focusing on companies with reasonable valuations

..    diversifying broadly among industries and companies (typically over 300 companies)

..    limiting the majority of the portfolio to 2% in any one issuer (other funds may invest 5% or more)

The managers will normally sell a stock when the managers believe it is too highly valued, its fundamental qualities have deteriorated, when its potential risks have increased or when the company no longer qualifies as a small company.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments that the fund makes and the fund may not be able to get an attractive price for them.

Value Investing Risk. As with any investment strategy, the "value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisor overestimates the value or return potential of one or more common stocks, the fund may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors looking for broad exposure to small company stocks.

                                       17

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Small Company Capitalization Risk. Small company stocks tend to experience steeper price fluctuations -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity -- can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Other factors that could affect performance include:

..  the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

..  at times, market conditions might make it hard to value some investments or to get an attractive price for them

..  derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements (see "Secondary risks" for more information)

                                       18

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance for the fund's Class AARP shares has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

On July 17, 2000, the fund was reorganized from AARP Small Company Stock Fund, a series of AARP Growth Trust, into Class AARP of Scudder Small Company Stock
Fund, a newly created series of Investment Trust. The performance of Class AARP in the bar chart and performance table for periods prior to July 17, 2000 reflects the performance of AARP Small Company Stock Fund. The inception date for Class S shares is July 17, 2000. Performance figures for Class S before that date reflect the historical performance of AARP Small Company Stock Fund.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class AARP only and may vary for Class S. After-tax returns are estimates, calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Small Company Stock Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class AARP
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998       -6.24
1999       -3.53
2000       -1.89
2001        9.58
2002      -12.87

2003 Total Return as of September 30: 28.01%

For the periods included in the bar chart:

Best Quarter: 20.42%, Q4 2001             Worst Quarter: -19.95%, Q3 2002

                                       19

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                                                       Since
                                        1 Year        5 Years        Inception*
--------------------------------------------------------------------------------
Class AARP
--------------------------------------------------------------------------------
  Return before Taxes                    -12.87         -3.26          2.13
--------------------------------------------------------------------------------
  Return after Taxes on Distributions    -12.87         -3.28          2.08
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     -7.91         -2.58          1.71
  and Sale of Fund Shares
--------------------------------------------------------------------------------
Class S (Return before Taxes)            -12.93         -3.28          2.11
--------------------------------------------------------------------------------
Index (reflects no deductions for        -20.48         -1.36          1.94
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: The Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks.

*    Class AARP commenced operations on February 1, 1997. Index comparison begins January 31, 1997

Total returns from inception through 1998 and 2000 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S) or visit our Web site at
aarp.scudder.com (Class AARP) or myScudder.com (Class S).

--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number represents only the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

                                       20

How Much Investors Pay

This fund's Class AARP and Class S shares have no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder of Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                             Class AARP      Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your                None           None
investment
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                           0.75%          0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                         None           None
--------------------------------------------------------------------------------
Other Expenses*                                          1.13           0.98
--------------------------------------------------------------------------------
Total Annual Operating Expenses                          1.88           1.73
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursements**                     0.37           0.22
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses**                     1.51           1.51
--------------------------------------------------------------------------------

*    Restated to reflect estimated costs due to the termination of the fixed rate administrative fee.

**   Through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.50% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, trustee and trustee counsel fees and organizational and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP                  $154           $555           $982        $2,171
--------------------------------------------------------------------------------
Class S                      154            524            918         2,023
--------------------------------------------------------------------------------

                                       21

Other Policies and Secondary Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

..  Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to Scudder Large Company Value Fund or Scudder Small Company Stock
   Fund's 80% investment policy and Scudder Small Company Value Fund's 90%
   investment policy as described herein.

..  Certain funds may trade securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

..  As a temporary defensive measure, a fund could shift up to 100% of its assets into investments such as money market securities or other short-term bonds that offer comparable levels of risk. This could prevent losses but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the fund managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

..  Each fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred stocks or convertible securities.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, each fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to market volatility and greater potential losses than if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

                                       22

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

                                       23

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche
Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York,
NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management,
Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust
Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank
AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

                                       24

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

---------------------------------------------------------------------
Fund Name                                             Fee Paid
---------------------------------------------------------------------
Scudder Large Company Value Fund                       0.60%
---------------------------------------------------------------------
Scudder Small Company Value Fund                       0.75%
---------------------------------------------------------------------
Scudder Small Company Stock Fund                       0.75%
---------------------------------------------------------------------

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the
AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

                                       25

The portfolio managers

The following people handle the day-to-day management of each fund.

Scudder Large Company Value Fund          Scudder Small Company Value Fund and
                                          Scudder Small Company Stock Fund
Thomas Sassi
Managing Director of Deutsche             Janet Campagna
Asset Management and Lead Portfolio       Managing Director of Deutsche Asset
Manager of the fund.                      Management and Portfolio Manager of
 .  Joined Deutsche Asset Management      the fund.
    in 1996 and the fund in 2003.           . Joined Deutsche Asset Management
 .  Over 31 years of investment               in 1999 and the fund in 2003.
    industry experience.                    . Head of global and tactical
 .  MBA, Hofstra University.                  asset allocation.
                                            . Investment strategist and
Frederick L. Gaskin                           manager of the asset allocation
Managing Director of Deutsche Asset           strategies group for Barclays
Management and Portfolio Manager              Global Investors from 1994 to
of the fund.                                  1999.
 .  Joined Deutsche Asset Management        . Over 15 years of investment
    in 1996 and the fund in 2003.             industry experience.
 .  Over 16 years of investment             . Master's degree in Social
    industry experience.                      Science from California
 .  MBA, Babcock Graduate School of           Institute of Technology.
    Management at Wake Forest               . Ph.D in Political Science from
    University.                               University of California at
                                              Irvine.

                                          Robert Wang
                                          Managing Director of Deutsche Asset
                                          Management and Portfolio Manager of
                                          the fund.
                                            . Joined Deutsche Asset Management
                                              in 1995 as portfolio manager for
                                              asset allocation after 13 years
                                              of experience of trading fixed
                                              income and derivative securities
                                              at J.P. Morgan.
                                            . Senior portfolio manager for
                                              Multi Asset Class Quantitative
                                              Strategies: New York.
                                            . Joined the fund in 2003.

                                       26

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for each fund has been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).

Scudder Large Company Value Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended July 31,                                  2003     2002     2001/\a
--------------------------------------------------------------------------------
Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $19.26    $26.19   $29.03
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\b                       .29       .27      .25
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           1.51     (5.35)     .04
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     1.80     (5.08)     .29
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                (.35)     (.16)    (.32)
--------------------------------------------------------------------------------
  Net realized gains on investment transactions          --     (1.69)   (2.81)
--------------------------------------------------------------------------------
  Total distributions                                  (.35)    (1.85)   (3.13)
--------------------------------------------------------------------------------
Net asset value, end of period                       $20.71    $19.26   $26.19
--------------------------------------------------------------------------------
Total Return (%)                                       9.56    (20.33)     .40**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   19        17       16
--------------------------------------------------------------------------------
Ratio of expenses (%)                                   .97       .89      .89*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)              1.54      1.16     1.11*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              93        52       80
--------------------------------------------------------------------------------

/\a  For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.

/\b  Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

                                       27

Scudder Large Company Value Fund -- Class S

-------------------------------------------------------------------------------------------------------
 Years Ended July 31,                      2003        2002    2001       2000     1999/\a      1998/\b
-------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of             $19.26      $26.18   $26.81    $30.05     $25.65      $28.98
period
-------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)/\c            .29         .27      .32       .33        .30/\d      .36
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized               1.51       (5.34)    2.18     (1.73)      6.38       (1.59)
  gain (loss) on investment
  transactions
-------------------------------------------------------------------------------------------------------
  Total from investment                     1.80       (5.07)    2.50     (1.40)      6.68       (1.23)
  operations
-------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                     (.35)       (.16)    (.32)     (.39)      (.18)       (.24)
-------------------------------------------------------------------------------------------------------
  Net realized gains on                       --       (1.69)   (2.81)    (1.45)     (2.10)      (1.86)
  investment transactions
-------------------------------------------------------------------------------------------------------
  Total distributions                       (.35)      (1.85)   (3.13)    (1.84)     (2.28)      (2.10)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period            $20.71      $19.26   $26.18    $26.81     $30.05      $25.65
-------------------------------------------------------------------------------------------------------
Total Return (%)                            9.56      (20.30)    8.68     (4.61)     26.79**     (4.54)
-------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and
 Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of period                  1,520       1,581    2,558     2,078      2,555       1,997
($ millions)
-------------------------------------------------------------------------------------------------------
Ratio of expenses before expense             .97         .89      .89       .95/\e     .87*        .88
reductions (%)
-------------------------------------------------------------------------------------------------------
Ratio of expenses after expense              .97         .89      .89       .94/\e     .87*        .88
reductions (%)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income              1.54        1.16     1.17      1.20       1.25*       1.25
(loss) (%)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                   93          52       80        46         35*         40
-------------------------------------------------------------------------------------------------------

/\a  For the ten months ended July 31, 1999. On June 7, 1999, the Fund changed the fiscal year end from September 30 to July 31.

/\b  For the year ended September 30.

/\c  Based on average shares outstanding during the period.

/\d  Net investment income per share includes non-recurring dividend income amounting to $.05 per share.

/\e  The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were
     .94% and .94%, respectively.

*    Annualized

**   Not annualized

                                       28

Scudder Small Company Value Fund -- Class S

------------------------------------------------------------------------------------------------------------
 Years Ended July 31,                          2003     2002    2001      2000       1999/\a         1998/\b
------------------------------------------------------------------------------------------------------------
Selected Per Share Data
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of                 $20.79   $21.45  $16.58    $19.40      $17.65          $19.58
period
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)/\c                .10      .13     .04       .02         .02             .07
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized                   2.28     (.71)   4.85     (2.83)       1.90           (1.71)
  gain (loss) on investment
  transactions
------------------------------------------------------------------------------------------------------------
  Total from investment                         2.38     (.58)   4.89     (2.81)       1.92           (1.64)
  operations
------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                         (.05)    (.09)   (.03)     (.02)       (.05)           (.02)
------------------------------------------------------------------------------------------------------------
  Net realized gains on                        (2.25)      --      --        --        (.14)           (.30)
  investment transactions
------------------------------------------------------------------------------------------------------------
  Total distributions                          (2.30)    (.09)   (.03)     (.02)       (.19)           (.32)
------------------------------------------------------------------------------------------------------------
Redemption fees                                   --***   .01     .01       .01         .02             .03
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $20.87   $20.79  $21.45    $16.58      $19.40          $17.65
------------------------------------------------------------------------------------------------------------
Total Return (%)                               13.40    (2.69)  29.57/\d (14.43)/\d    0.96/\d,/\e**  (8.45)
------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and
 Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period                        237      240     221       161         294             237
($ millions)
------------------------------------------------------------------------------------------------------------
Ratio of expenses before                        1.21     1.21    1.25/\f   1.84/\g     1.59*           1.39
expense reductions (%)
------------------------------------------------------------------------------------------------------------
Ratio of expenses after                         1.21     1.21    1.18/\f   1.32/\g     1.32*           1.39
expense reductions (%)
------------------------------------------------------------------------------------------------------------
Ratio of net investment income                   .51      .56     .21       .12         .11*            .31
(loss) (%)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                      168      157      71        29          34*             23
------------------------------------------------------------------------------------------------------------

/\a  For the eleven months ended July 31, 1999. On September 16, 1998, the Fund changed the fiscal year end from August 31 to July 31.

/\b  For the year ended August 31.

/\c  Based on average shares outstanding during the period.

/\d  Total return would have been lower had certain expenses not been reduced.

/\e  Total returns do not reflect the effect to the shareholder of the 1%
     redemption fee on shares held less than one year.

/\f  The ratios of operating expenses include a net reduction in reorganization expenses from fiscal 2000. The ratios without this net reduction before and after expense reductions were 1.28% and 1.21%, respectively.

/\g  The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were
     1.76% and 1.25%, respectively.

*    Annualized

**   Not annualized

***  Amount is less than $.005.

                                       29

Scudder Small Company Stock Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended September 30,              2003     2002     2001    2000     1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $16.09   $16.06   $18.32  $17.89   $16.93
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)/\a      (.01)    (.03)    (.06)   (.08)      .02
--------------------------------------------------------------------------------
  Net realized and unrealized gain      5.49      .06   (2.20)     .53      .96
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations      5.48      .03   (2.26)     .45      .98
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   --       --       --   (.02)    (.02)
--------------------------------------------------------------------------------
Net asset value, end of period        $21.57   $16.09   $16.06  $18.32   $17.89
--------------------------------------------------------------------------------
Total Return (%)                       34.06      .19   (12.34)  2.41/\b   5.70
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)    50       37       34      48       66
--------------------------------------------------------------------------------
Ratio of expenses before expense        1.21     1.21     1.23   1.86/\c   1.70
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         1.21     1.21     1.23   1.73/\c   1.70
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income         (.04)    (.17)    (.32)   (.46)      .13
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)              164      146       48      48       17
--------------------------------------------------------------------------------

/\a  Based on average shares outstanding during the period.

/\b  Total return would have been lower had certain expenses not been reduced.

/\c  The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were
     1.78% and 1.65%, respectively.

                                       30

Scudder Small Company Stock Fund -- Class S

--------------------------------------------------------------------------------
 Years Ended September 30,                    2003      2002     2001    2000/\a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period        $16.08   $16.05    $18.30   $18.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:    (.01)    (.03)     (.06)      --/\c
  Net investment income (loss)/\b
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     5.49      .06    (2.19)    (.20)
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations            5.48      .03    (2.25)    (.20)
--------------------------------------------------------------------------------
Net asset value, end of period              $21.56   $16.08    $16.05   $18.30
--------------------------------------------------------------------------------
Total Return (%)                             34.08      .19    (12.30)  (1.14)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)          52       41        42       46
--------------------------------------------------------------------------------
Ratio of expenses (%)                         1.21     1.21      1.23   1.19/\d*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)    (.04)    (.17)     (.32)   (.21)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                    164      146        48       48
--------------------------------------------------------------------------------

/\a  For the period from July 17, 2000 (commencement of sales of Class S shares)
     to September 30, 2000.

/\b  Based on average shares outstanding during the period.

/\c  Amount is less than $.005.

/\d  The ratio of operating expenses includes a one-time reduction in reorganization costs from fiscal 2000. The ratio without this reduction was
     1.24%.

*    Annualized

**   Not annualized

                                       31

How to Invest in the Funds

The following pages tell you how to invest in the funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions and you should follow those.

As noted earlier, there are two classes of shares of certain funds available through this prospectus. The instructions for buying and selling each class are slightly different.

Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares: Use these instructions to invest directly. Make out your check to
"The AARP Investment Program."

================================================================================
First investment                          Additional investments
================================================================================
$1,000 or more for regular accounts       $50 minimum for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 minimum with an Automatic
                                          Investment Plan, Payroll Deduction or
                                          Direct Deposit
================================================================================
By mail or express mail (see below)

.. For enrollment forms, call              Send a personalized investment slip or
  1-800-253-2277                          short note that includes:

.. Fill out and sign an enrollment form    . fund and class name

.. Send it to us at the appropriate        . account number
  address, along with an investment
  check                                   . check payable to "The AARP
                                            Investment Program"
================================================================================
By wire

.. Call 1-800-253-2277 for instructions    . Call 1-800-253-2277 for instructions
================================================================================
By phone

Not available                             . Call 1-800-253-2277 for instructions
================================================================================
With an automatic investment plan

.. Fill in the information required on     . To set up regular investments from a
  your enrollment form and include a        bank checking account, call
  voided check                              1-800-253-2277
================================================================================
Payroll Deduction or Direct Deposit

.. Select either of these options on your  . Once you specify a dollar amount
  enrollment form and submit it. You        (minimum $50), investments are
  will receive further instructions by      automatic.
  mail.
================================================================================
Using QuickBuy

Not available                             . Call 1-800-253-2277 to speak to a
                                            representative

                                          . or, to use QuickBuy on the
                                            Easy-Access Line, call
                                            1-800-631-4636 and follow the
                                            instructions on how to purchase
                                            shares
================================================================================
On the Internet

.. Go to "services and forms-- How to      . Call 1-800-253-2277 to ensure you
  open an account" at aarp.scudder.com      have electronic services

.. Print out a prospectus and an           . Register at aarp.scudder.com
  enrollment form
                                          . Follow the instructions for buying
.. Complete and return the enrollment        shares with money from your bank
  form with your check                      account
================================================================================

--------------------------------------------------------------------------------

Regular mail: The AARP Investment Program,
First Investment: PO Box 219735, Kansas City, MO 64121-9735
Additional Investments: PO Box 219743, Kansas City, MO 64121-9743

Express, registered or certified mail:
The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

                                       33

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

================================================================================
Exchanging into another fund              Selling shares
================================================================================
$1,000 or more to open a new account      Some transactions, including most for
($500 or more for IRAs)                   over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         40
existing accounts
================================================================================
By phone

.. Call 1-800-253-2277 for instructions    . Call 1-800-253-2277 for instructions
================================================================================
Using Easy-Access Line

.. Call 1-800- 631-4636 and follow the     . Call 1-800-631-4636 and follow the
  instructions                              instructions
================================================================================
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

.. your account number                     . your account number

.. names of the funds, and the class and   . names of the funds, and the class
  number of shares or dollar amount you     and number of shares or dollar
  want to exchange                          amount you want to redeem
================================================================================
With an automatic withdrawal plan

Not available                             . To set up regular cash payments from
                                            an account, call 1-800-253-2277
================================================================================
Using QuickSell

Not available                             . Call 1-800-253-2277
================================================================================
On the Internet

.. Register at aarp.scudder.com            Not available

.. Go to "services and forms"

.. Follow the instructions for making
  on-line exchanges
================================================================================

 To reach us:    . Web site aarp.scudder.com
                 . Program representatives 1-800-253-2277, M-F, 8 a.m. - 7 p.m.
                   EST
                 . Confidential fax line 1-800-821-6234, always open
                 . TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST

 Class AARP      . AARP Lump Sum Service for planning and setting up a lump
 Services          sum distribution
                 . AARP Legacy Service for organizing financial documents and planning the orderly transfer of assets to heirs
                 . AARP Goal Setting and Asset Allocation Service for allocating assets and measuring investment progress
                 . For more information, please call 1-800-253-2277.

                                       34

How to Buy, Sell and Exchange Class S Shares

Buying Shares: Use these instructions to invest directly. Make out your check to
"The Scudder Funds."

================================================================================
First investment                          Additional investments
================================================================================
$2,500 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$1,000 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
================================================================================
By mail or express mail (see below)

.. Fill out and sign an application        Send a Scudder investment slip or
                                          short note that includes:
.. Send it to us at the appropriate
  address, along with an investment       . fund and class name
  check
                                          . account number

                                          . check payable to "The Scudder Funds"
================================================================================
By wire

.. Call 1-800-SCUDDER for instructions     . Call 1-800-SCUDDER for instructions
================================================================================
By phone

Not available                             . Call 1-800-SCUDDER for instructions
================================================================================
With an automatic investment plan

.. Fill in the information on your         . To set up regular investments from a
  application and include a voided check    bank checking account, call
                                            1-800-SCUDDER
================================================================================
Using QuickBuy

Not available                             . Call 1-800-SCUDDER to speak to a
                                            representative

                                          . or, to use QuickBuy on SAIL(TM),
                                            call 1-800-343-2890 and follow the
                                            instructions on how to purchase
                                            shares
================================================================================
On the Internet

.. Go to "funds and prices" at             . Call 1-800-SCUDDER to ensure you
  myScudder.com                             have electronic services

.. Print out a prospectus and a new        . Register at myScudder.com
  account application
                                          . Follow the instructions for buying
.. Complete and return the application       shares with money from your bank
  with your check                           account
================================================================================

--------------------------------------------------------------------------------

Regular mail:
First Investment: Scudder Investments, PO Box 219669, Kansas City, MO 64121-9669
Additional Investments: Scudder Investments, PO Box 219664, Kansas City, MO
64121-9664

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

                                       35

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with Scudder.

================================================================================
Exchanging into another fund              Selling shares
================================================================================
$2,500 or more to open a new account      Some transactions, including most for
($1,000 or more for IRAs)                 over $100,000, can only be ordered in
                                          writing; if you're in doubt, see page
$50 or more for exchanges between         40
existing accounts
================================================================================
By phone or wire

.. Call 1-800-SCUDDER for instructions     . Call 1-800-SCUDDER for instructions
================================================================================
Using SAIL(TM)

.. Call 1-800-343-2890 and follow the      . Call 1-800-343-2890 and follow the
  instructions                              instructions
================================================================================
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

.. the fund, class and account number      . the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

.. the dollar amount or number of shares   . the dollar amount or number of
  you want to exchange                      shares you want to sell

.. the name and class of the fund you      . your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
.. your name(s), signature(s) and
  address, as they appear on your account . a daytime telephone number

.. a daytime telephone number
================================================================================
With an automatic withdrawal plan

Not available                             . To set up regular cash payments from
                                            a Scudder account, call
                                            1-800-SCUDDER
================================================================================
Using QuickSell

Not available                             . Call 1-800-SCUDDER
================================================================================
On the Internet

.. Register at myScudder.com               . Register at myScudder.com

.. Follow the instructions for making      . Follow the instructions for making
  on-line exchanges                         on-line redemptions
================================================================================

                                       36

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class AARP and Class S shares. Each fund has other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-253-2277 (Class
AARP) or 1-800-SCUDDER (Class S) or contact your financial advisor.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open.
Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be to used verify the identity of all persons opening an account.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 7 p.m.
Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or
1-800-SCUDDER (Class S).

                                       37

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each fund then we may reject your application and order.

Each fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in
"good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

                                       38

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

--------------------------------------------------------------------------------
For Class AARP shares
--------------------------------------------------------------------------------
Call Easy-Access Line, the AARP Program Automated Information Line, at
1-800-631-4636
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For Class S shares
--------------------------------------------------------------------------------
Call SAIL(TM), the Scudder Automated Information Line, at 1-800-343-2890
--------------------------------------------------------------------------------

Telephone and electronic transactions. Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing
House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Each fund accepts payment for shares only in US dollars by check, bank or
Federal Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, traveler's checks, starter checks, money orders, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies. The funds generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

                                       39

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so.
Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares.
You may not exchange or redeem shares in certificate form by telephone or via the Internet.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your investment provider for more information.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

                                       40

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer:
when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the
SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your investment provider.

How the funds calculate share price

For each share class, the price at which you buy shares is the net asset value per share, or NAV:

To calculate NAV, each share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

Scudder Small Company Value Fund charges a 1.00% redemption/exchange fee on shares owned less than one year. You won't be charged this fee if you're investing in an employer-sponsored retirement plan that is set up directly with
Scudder. Certain other types of accounts may also be eligible for this waiver.
If your employer-sponsored retirement plan is through a third-party investment provider or if you are investing through an IRA or other individual retirement plan, the fee will apply.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information.

                                       41

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

..  withdraw or suspend the offering of shares at any time

..  withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

..  reject a new account application if you don't provide any required or requested identifying information, or for other reasons

..  refuse, cancel or rescind any purchase or exchange order; freeze any account
   (meaning you will not be able to purchase fund shares in your account);
   suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

..  close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

..  close your account and send you the proceeds if your balance falls below
   $1,000 for Class AARP shareholders, $2,500 for Class S shareholders or $250 for Class S retirement accounts; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (although these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

                                       42

..  pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1%
   of the value of a fund's net assets, whichever is less

..  change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

..  suspend or postpone redemptions during periods when the New York Stock
   Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

                                       43

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to its shareholders in
December and if necessary may do so at other times as well.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you
(except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

                                       44

The tax status of the fund earnings you receive and your own fund transactions, generally depends on their type:

====================================================================
Generally taxed at capital         Generally taxed at ordinary
gain rates:                        income rates:
====================================================================
Distributions from the fund

.. gains from the sale of           . gains from the sale of
  securities held by the fund for    securities held by the fund
  more than one year                 for one year or less

.. qualified dividend income        . all other income
====================================================================
Transactions involving fund
shares

.. gains from selling fund shares   . gains from selling fund
  held for more than one year        shares held for one year or
                                     less
====================================================================

Any investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund's yield on those securities would be decreased.
Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, any investments in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. It does not include interest from fixed-income securities. In addition, the fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund's shares for the lower rates to apply.

For taxable years beginning on or before December 31, 2008, long-term capital gain rates applicable to individuals have been reduced to 15%. Capital gains realized before May 6, 2003 will not qualify for the reduced rates. For more information, see the Statement of Additional Information, under "Taxes."

                                       45

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.
The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

                                       46

Notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S), or contact
Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's
Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to
publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AARP Investment Program from
Scudder Investments (Class     Scudder Investments
AARP)                          (Class S)             SEC
--------------------------------------------------------------------------------
PO Box 219735                  PO Box 219669         Public Reference Section
Kansas City, MO                Kansas City, MO       Washington, D.C.
64121-9735                     64121-9669            20549-0102
aarp.scudder.com               myScudder.com         www.sec.gov
1-800-253-2277                 1-800-SCUDDER         1-202-942-8090

Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808

SCUDDER                              SEC File Numbers:
INVESTMENTS
                                     Scudder Large Company Value Fund   811-1444
                                     Scudder Small Company Value Fund   811-2021
A Member of                          Scudder Small Company Stock Fund     811-43
Deutsche Asset Management [LOGO]

                            SCUDDER SECURITIES TRUST

                        Scudder 21st Century Growth Fund
                      Class A, Class B, Class C and Class I

                         SCUDDER AGGRESSIVE GROWTH FUND
                      Class A, Class B, Class C and Class I

                           SCUDDER DYNAMIC GROWTH FUND
                      Class A, Class B, Class C and Class I

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 1, 2003

This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus for Class A, B, C and I shares of Scudder 21st Century Growth Fund (a "Fund"), a series of Scudder
Securities Trust (a "Trust"), Scudder Aggressive Growth Fund and Scudder Dynamic
Growth Fund (each a "Fund," collectively with 21st Century Growth Fund the
"Funds," and each a "Trust," and collectively with Scudder Securities Trust the
"Trusts"), dated December 1, 2003, as amended from time to time, copies of which may be obtained without charge by contacting Scudder Distributors, Inc., 222
South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained, and is available along with other materials on the Securities and Exchange Commission's
Internet Web site (http://www.sec.gov).

The financial statements that are part of the Annual Reports to Shareholders of each Fund, dated July 31, 2003 for Scudder 21st Century Growth Fund and
September 30, 2003 for Scudder Aggressive Growth Fund and Scudder Dynamic Growth
Fund are incorporated by reference herein and are deemed to be part of this
Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the combined prospectus.

                                                                            Page
                                                                            ----

                                        i

                             INVESTMENT RESTRICTIONS

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Fund's objective will be met.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

Each Fund (except Aggressive Growth Fund) has elected to be classified as a diversified series of an open-end management investment company. A diversified
Fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

Aggressive Growth Fund has elected to be classified as a non-diversified series of an open-end management investment company. A non-diversified Fund may invest a greater proportion of its assets in the obligations of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers.
While not limited by the Investment Company Act of 1940, as amended, (the "1940
Act") as to the proportion of its assets that it may invest in obligations of a single issuer, the Fund will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, (the "Code") for qualification as a regulated investment company.

As a matter of fundamental policy, each Fund may not:

(1)  borrow money, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2)  issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3)  concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4)  engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5)  purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund's ownership of securities;

(6)  purchase physical commodities or contracts relating to physical commodities; or

(7)  make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of a Fund which, under the 1940 Act, as amended, and the rules thereunder and as used in this Statement of Additional
Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

The Trustees of each Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. Such

                                        1

non-fundamental policies may be changed or amended by the Trustees of each Trust without prior notice to or approval of shareholders.

As a matter of non-fundamental policy, each Fund currently does not intend to:

(a)  borrow money in an amount greater than 5% of its total assets (1/3 of total assets for Aggressive Growth Fund) except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in a Fund's registration statement which may be deemed to be borrowings;

(b)  enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(c)  purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v)
     that a Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(d)  purchase options, unless the aggregate premiums paid on all such options held by a Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(e)  enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of a Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of a Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(f)  purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of a Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

(g)  lend portfolio securities in an amount greater than 5% of its total assets
     (1/3 of total assets for Aggressive Growth and Dynamic Growth); and

(h)  for Aggressive Growth Fund and Dynamic Growth Fund only, invest more than
     15% of net assets in illiquid securities.

Each Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the
Fund's net assets, valued at the time of the transaction, would be invested in such securities.

Each Fund may engage in short sales against-the-box, although it is each Fund's current intention that no more than 5% of its net assets will be at risk.

To meet federal tax requirements for qualification as a regulated investment company, the Fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities (other than US Government securities or securities of a regulated investment company) of a single issuer, and (2) at least 50% of its total assets is represented by cash, government securities, securities of other regulated investment companies, and other securities of any issuer that does not represent more than 5% of the Fund's assets or more than 10% of the issuer's voting securities.

21st Century Growth Fund has no current intention of investing more than 20% of its net assets in foreign securities.

                                        2

Master/feeder Fund Structure. The Board of Trustees of a Trust has the
discretion to retain the current distribution arrangement for a fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets through a master/feeder fund structure. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                                        3

Temporary Defensive Policy. For temporary defensive purposes, each Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments (rated in the two highest categories by Moody's
Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Service, a
division of the McGraw-Hill Companies, Inc. ("S&P")) and high grade debt securities without equity features (rated Aaa, Aa or A by Moody's or AAA, AA or
A by S&P, or, if unrated, are deemed by the Advisor to be of equivalent quality). In such a case, a Fund would not be pursuing, and may not achieve, its investment objective.

                       INVESTMENT POLICIES AND TECHNIQUES

Scudder Aggressive Growth Fund, Scudder Dynamic Growth Fund and Scudder 21st
Century Growth Fund, a series of Scudder Securities Trust, are each open-end management investment companies which continuously offer and redeem shares at net asset value. Each Fund is a company of the type commonly known as a mutual fund.

Scudder Aggressive Growth Fund offers the following classes of shares: Class A,
Class B, Class C and Class I. Scudder Dynamic Growth Fund offers the following classes of shares: Class A, Class B, Class C and Class I. Scudder 21st Century
Growth Fund offers the following classes of shares: Class AARP, Class S, Class
A, Class B, Class C and Class I shares. Only Class A, Class B, Class C and Class
I shares of each Fund are offered herein. Each class has its own important features and policies.

General Investment Objective and Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing each Fund's portfolio assets. The
Advisor may in its discretion at any time employ such practice, technique or instrument for one or more Funds but not for all Funds advised by it.
Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets.
Certain practices, techniques or instruments may not be principal activities of a Fund, but, to the extent employed, could from time to time have a material impact on a Fund's performance. It is possible that certain investment practices and techniques described below may not be permissible for a Fund based on its investment restrictions, as described herein, and in the Fund's applicable prospectus.

Although a Fund does not concentrate its investments in any one industry, each
Fund's exposure to issuers with above-average potential for growth may, from time to time, result in exposure to one or more related industries in the same market sector, such as the technology sector. A sector is made up of numerous industries. If a Fund has significant exposure to a market sector, factors affecting issuers in that sector may have a greater effect on the Fund than if it had not had exposure to in that sector.

Borrowing. As a matter of fundamental policy, a Fund will not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While a Fund's
Board of Trustees does not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by a
Fund will involve special risk considerations. Although the principal of a
Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Common Stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies.
Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the

                                        4

business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Convertible Securities. A Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income)
with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including
Liquid Yield Option Notes ("LYONs"(TM)).

Debt Securities. When the Advisor believes that it is appropriate to do so in order to achieve a Fund's objectives, a Fund may invest in debt securities, including bonds of private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. A Fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's or AAA,
AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor.

The principal risks involved with investments in bonds include interest rate risk, credit risk and pre-payment risk. Interest rate risk refers to the likely decline in the value of bonds as interest rates rise. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities. Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment. Pre-payment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset backed securities,

                                        5

but may affect other debt securities as well. When the underlying debt obligations are prepaid ahead of schedule, the return on the security will be lower than expected. Pre-payment rates usually increase when interest rates are falling.

Depositary Receipts. A Fund may invest in sponsored or unsponsored American
Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global
Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and
other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored
Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored
Depositary Receipts are not obligated to disclose material information in the
United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary
Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depositary
Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of a Fund's investment policies, a Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S.
dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated ADRs rather than directly in foreign issuers' stock, a Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs.
However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Dollar Roll Transactions. Dollar roll transactions consist of the sale by a Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities.
Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Fund agrees to buy a security on a future date.

A fund will segregate cash, U.S. Government securities or other liquid assets in an amount sufficient to meet their purchase obligations under the transactions.

Dollar rolls may be treated for purposes of the Investment Company Act of 1940, as amended, as borrowings of a fund because they involve the sale of a security coupled with an agreement to repurchase. A dollar roll involves costs to a fund.
For example, while a fund receives a fee as consideration for agreeing to repurchase the security, a fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a fund, thereby effectively charging a fund interest on its borrowing. Further, although a fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of a fund's borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a fund is able to purchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a fund, the security that a fund is required to buy under the dollar roll

                                        6

may be worth less than an identical security. Finally, there can be no assurance that a fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Foreign Currencies. Because investments in foreign securities will usually involve currencies of foreign countries, and because a fund may hold foreign currencies and forward foreign currency exchange contracts ("forward contracts"), futures contracts and options on futures contracts on foreign currencies, the value of the assets of a fund as measured in US dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a fund may incur costs in connection with conversions between various currencies.

The strength or weakness of the U.S. dollar against these currencies is responsible for part of a fund's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock in yen remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. Many foreign currencies have experienced significant devaluation relative to the dollar.

Although a fund values its assets daily in terms of US dollars, it does not intend to convert its holdings of foreign currencies into US dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the
"spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer. A fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts
(or options thereon) to purchase or sell foreign currencies. (See "Strategic
Transactions and Derivatives" below.)

Foreign Securities. Investments in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in US securities and which may favorably or unfavorably affect a fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock
Exchange, Inc. (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets is less than in the US and at times, volatility of price can be greater than in the US. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a fund due to subsequent declines in value of the portfolio security or, if a fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on US exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, a fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the US. It may be more difficult for a fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the US and foreign countries may be less reliable than within the US, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

                                        7

In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect US investments in those countries.
Moreover, individual foreign economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a fund seeks to mitigate the risks associated with the foregoing considerations through diversification and continuous professional management.

Illiquid Securities and Restricted Securities. A fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

A fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security;
and (4) the nature of the security and the nature of the market for the security
(i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund's decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell.

                                        8

IPO Risk. Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a fund's portfolio as the fund's assets increase (and thus have a more limited effect on a fund's performance).

Interfund Borrowing and Lending Program. Each Fund has received exemptive relief from the Securities and Exchange Commission (the "SEC"), which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, such borrowings will comply with each
Fund's non-fundamental policies.

Investment Company Securities. A fund may acquire securities of other investment companies to the extent consistent with its investment objective and the limitations of the 1940 Act. A fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, a fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR
Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P
MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

                                        9

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The
Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific
Morgan Stanley Capital International Index.

Investment of Uninvested Cash Balances. A Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an
Exemptive Order issued by the SEC, a Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which Deutsche Investment Management Americas Inc. (the "Advisor") acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the
"Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940
Act. Investment by a Fund in shares of the Central Funds will be in accordance with a Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with Rule 2a-7 under the 1940 Act. The other
Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance a Fund's ability to manage Uninvested Cash.

A Fund will invest Uninvested Cash in Central Funds only to the extent that a
Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of shares of Central Funds are made at net asset value.

Lending of Portfolio Securities. A fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time, which coincides, with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, a fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed

                                       10

by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Participation Interests. A fund may purchase from financial institutions participation interests in securities in which the fund may invest. A participation interest gives a fund an undivided interest in the security in the proportion that the fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by a fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S.
Government securities, or, in the case of unrated participation interest, determined by the Advisor to be of comparable quality to those instruments in which a fund may invest. For certain participation interests, a fund will have the right to demand payment, on not more than seven days' notice, for all or any part of a fund's participation interests in the security, plus accrued interest.
As to these instruments, a fund generally intends to exercise its right to demand payment only upon a default under the terms of the security.

Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A fund's investments in the securities of privatized enterprises may include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a fund, to participate in privatizations may be limited by local law, or the price or terms on which a fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not

                                       11

function as well as an enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering, these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to operate effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Real Estate Investment Trusts ("REITs"). REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in
REITs may subject a fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate.
Changes in interest rates may also affect the value of a fund's investment in
REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore,
REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the registration requirements of the 1940 Act, as amended. By investing in
REITs indirectly through the fund, a shareholder will bear not only his or her proportionate share of the expenses of the fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase Agreements. A fund may invest in repurchase agreements, subject to its investment guidelines. In a repurchase agreement, a fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser
(i.e., a fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.
Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price upon repurchase. In either case, the income to a fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by that fund or as being collateral for a loan by that fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the
Obligation. If the court characterizes the transaction as a loan and a fund has not perfected a security interest in the Obligation, that fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the

                                       12

Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to that fund of the sale to a third party are less than the repurchase price. However, if the market value
(including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse Repurchase Agreements. A fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. A fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of fund assets and its yield and may be viewed as a form of leverage.

Commercial Paper. Subject to its investment objectives and policies, a fund may invest in commercial paper issued by major corporations under the 1933 Act in reliance on the exemption from registration afforded by Section 3(a)(3) thereof.
Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section
4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like a fund through or with the assistance of the issuer or investment dealers who make a market in the Section
4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by a fund's Board , if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of a fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Short Sales Against the Box. A fund may make short sales of common stocks if, at all times when a short position is open, a fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to a fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. A fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which a fund may enter into short sales against the box.

Small Company Risk. The Advisor believes that many small companies may have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt and erratic movements at times, due to limited trading volumes and less publicly available information. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price.
Such investments can provide a greater potential for profit or loss than an

                                       13

equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, a fund would lose the entire purchase price of the warrant.

When-Issued Securities. A fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis.
The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by a fund to the issuer and no interest accrues to a fund. When a fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities, a fund would earn no income. While such securities may be sold prior to the settlement date, a fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. A fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Zero Coupon Securities. A fund may invest in zero coupon securities, which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include municipal securities, securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm, from the underlying principal (the "corpus") of the US Treasury security.
A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS(TM)") and
Certificate of Accrual on Treasuries ("CATS(TM)"). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve
Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the US Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as a fund, most likely will be deemed the beneficial holder of the underlying US Government securities. A fund intends to adhere to the current SEC staff position that privately stripped obligations should not be considered US Government securities for the purpose of determining if a fund is
"diversified" under the 1940 Act.

The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the Treasury Department, is known as "STRIPS" or "Separate Trading of Registered
Interest and Principal of Securities." Under the STRIPS program, a fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

                                       14

When US Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash)
payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells.

Strategic Transactions and Derivatives

A fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, a fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic
Transactions"). In addition, certain Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a fund's assets will be committed to certain Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a fund to utilize these Strategic Transactions successfully will depend on the
Advisor's ability to predict pertinent market movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic
Transactions will not be used to alter fundamental investment purposes and characteristics of the fund, and the fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a fund.

Strategic Transactions, including derivative contracts, have risks associated with them, including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential

                                       15

financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic
Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

Combined Transactions. A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic
Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is
"in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

                                       16

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an
OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. A fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A fund will engage in OTC option transactions only with U.S.
government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from
Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the
SEC currently takes the position that OTC options purchased by the fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a fund's income. The sale of put options can also provide income.

A fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities)
and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a fund must be "covered"
(i.e., the fund must own the securities or futures contract subject to the call)
or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a fund will receive the option premium to help protect it against loss, a call sold by a fund exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

A fund may purchase and sell put options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities)
and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A fund will not sell put options if, as a result, more than 50% of a fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a disadvantageous price above the market price.

                                       17

General Characteristics of Futures. A fund may enter into futures contracts or purchase or sell put and call options on such futures as hedges against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange
Act. Futures and options on futures may be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes to the extent consistent with the exclusion from commodity pool operator registration. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances).
Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a fund. If the fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

Options on Securities Indices and Other Financial Indices. A fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. A fund may engage in currency transactions with
Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set

                                       18

at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or in which the fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German deutschemark, the fund holds securities denominated in schillings, and the Advisor believes that the value of schillings will decline against the US dollar, the Advisor may enter into a commitment or option to sell deutschemarks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a fund is engaging in proxy hedging. If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Euro. The implementation of the Euro may result in uncertainties for European securities and the operation of a fund. The Euro was introduced on January 1,
1999 by eleven member countries of the European Economic and Monetary Union
(EMU). Implementation of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments which

                                       19

would not otherwise occur. Additional questions are raised by the fact that certain other European Community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999. The Advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities in general.

Eurodollar Instruments. A fund may make investments in Eurodollar instruments.
Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the
U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv)
the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a fund anticipates purchasing at a later date. A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

                                       20

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in
addition to other requirements, require that the fund segregate cash or liquid assets with its custodian to the extent fund obligations are not otherwise
"covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a fund requires the fund to segregate cash or liquid assets equal to the exercise price.

Except when a fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the fund to buy or sell currency will generally require the fund to hold an amount of that currency or liquid assets denominated in that currency equal to the fund's obligations or to segregate cash or liquid assets equal to the amount of a fund's obligation.

OTC options entered into by a fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic
Transactions. For example, a fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the fund. Moreover, instead of segregating cash or liquid assets if the fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

                                       21

                             MANAGEMENT OF THE FUNDS

Investment Advisor

On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for each Fund, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the
"Advisor"). DeIM, which is part of DeAM, is the investment advisor for each
Fund. Under the supervision of the Board of Trustees of each Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds, and DeIM provides a full range of investment advisory services to institutional and retail clients. The
Funds' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM is the marketing name in the US for the asset management activities of
Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset
Management Investment Services Ltd., Deutsche Bank Trust Company Americas and
Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM, together with its predecessors, is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public.
In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance
Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper
Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder
changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder
Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain U.K.
operations (known as Threadneedle Investments), was acquired by Deutsche Bank
AG.

The Advisor manages each Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.

Pursuant to the present investment management agreements (the "Agreements") with each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

                                       22

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the
Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies.
In selecting securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.

In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients.
Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.

The current Agreement for 21st Century Growth Fund, dated April 5, 2002, was last approved by the Trustees on August 12, 2003. The current Agreements for
Aggressive Growth Fund and Dynamic Growth Fund, each dated April 5, 2002, were last approved by the Trustees on September 26, 2003. Each Agreement continues in effect until September 30, 2004 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the
Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of each Fund.

The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

Under each Agreement, the Advisor regularly provides each Fund with continuing investment management for each Fund's portfolio consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to each Trust's Declaration of Trust, By-Laws, the 1940
Act, the Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the
Board of Trustees of each Trust may from time to time establish. The Advisor also advises and assists the officers of each Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

Under each Fund's Agreement, the Advisor also renders administrative services
(not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as each Funds' transfer agent, pricing agents,
Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each
Funds' federal, state and local tax returns; preparing and filing each Funds'
federal excise tax returns; assisting with investor and public relations matters; monitoring the

                                       23

valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Funds' operating budget; processing the payment of each Funds' bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting each
Fund in the conduct of its business, subject to the direction and control of the
Trustees.

Pursuant to a sub-administrator agreement between the Advisor and State Street
Bank and Trust Company, ("SSB") the Advisor has delegated certain administrative functions to SSB under the investment management agreements. The costs and expenses of such delegation are borne by the Advisor, not by the Funds.

The Advisor pays the compensation and expenses of all Trustees, officers and executive employees of a fund affiliated with the Advisor and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Advisor as may duly be elected officers or Trustees of the
Fund, subject to their individual consent to serve and to any limitations imposed by law.

Each fund is managed by a team of investment professionals, each of whom plays an important role in a fund's management process. Team members work together to develop investment strategies and select securities for a fund's portfolio. This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The
Advisor and its affiliates believe that this team approach benefits fund investors by bringing together many disciplines and leveraging the Advisor's extensive resources. Team members with primary responsibility for management of the funds, as well as team members who have other ongoing management responsibilities for each fund, are identified in each fund's prospectus, as of the date of the fund's prospectus. Composition of the team may change over time, and fund shareholders and investors will be notified of changes affecting individuals with primary fund management responsibility.

21st Century Growth Fund pays the Advisor an advisory fee at the annual rate of
0.75% for the first $500 million of average daily net assets, 0.70% on the next
$500 million of net assets, and 0.65% on net assets over $1 billion. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. All of the Fund's expenses are paid out of gross investment income. For the period October 2, 2000 through December
29, 2000, the Advisor and certain of its subsidiaries voluntarily maintained the annualized expenses of Class A, Class B and Class C shares at 1.45%, 2.20% and
2.20%, respectively.

Prior to October 2, 2000, 21st Century Growth Fund paid the Advisor an annual fee equal to 1.00% of the Fund's average daily net assets, payable monthly, provided the Fund made such interim payments as were requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the period May 1, 2000 through October 1, 2000, the Advisor and certain of its subsidiaries voluntarily maintained the annualized expenses of
Class A, Class B, and Class C shares at 1.45%, 2.20% and 2.20%, respectively.

Aggressive Growth Fund and Dynamic Growth Fund each pay a base annual advisory fee, payable monthly, at the annual rate of 0.65% of the average daily net assets of the Fund. This base fee is subject to upward or downward adjustment on the basis of the investment performance of the Class A shares of the Fund compared with the performance of the Standard & Poor's(TM) 500 Stock Index (the
"Index") as described herein. After the effect of the

                                       24

adjustment, the management fee rate for the Aggressive Growth Fund may range between 0.45% and 0.85% and the management fee rate for the Dynamic Growth Fund may range between 0.35% and 0.95%.

Aggressive Growth Fund, will pay an additional monthly fee at an annual rate of
0.02% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the Class A shares of the Fund exceeds that of the Index for the immediately preceding twelve months; provided that such additional monthly fee shall not exceed 1/12 of 0.20% of the average daily net assets. Conversely, the compensation payable by Aggressive Growth Fund will be reduced by an annual rate of 0.02% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the
Class A shares of the Fund falls below that of the Index, provided that such reduction in the monthly fee shall not exceed 1/12 of 0.20% of the average net assets. The total adjusted fee on an annual basis can range from 0.45% to 0.85%
of average daily net assets.

Aggressive Growth Fund's investment performance during any twelve month period is measured by the percentage difference between (a) the opening net asset value of one Class A share of the Fund and (b) the sum of the closing net asset value of one Class A share of the Fund plus the value of any income and capital gain dividends on such share during the period treated as if reinvested in Class A shares of the Fund at the time of distribution. The performance of the Index is measured by the percentage change in the Index between the beginning and the end of the twelve month period with cash distributions on the securities which comprise the Index being treated as reinvested in the Index at the end of each month following the payment of the dividend. Each monthly calculation of the incentive portion of the fee may be illustrated as follows: if over the preceding twelve month period the Aggressive Growth Fund's adjusted net asset value applicable to one Class A share went from $10.00 to $11.50 (15%
appreciation), and the Index, after adjustment, went from 100 to 104 (or only
4%), the entire incentive compensation would have been earned by the Advisor. On the other hand, if the Index rose from 100 to 115 (15%), no incentive fee would have been payable. A rise in the Index from 100 to 125 (25%) would have resulted in the minimum monthly fee of 1/12 of 0.45%. Since the computation is not cumulative from year to year, an additional management fee may be payable with respect to a particular year, although the Aggressive Growth Fund's performance over some longer period of time may be less favorable than that of the Index.
Conversely, a lower management fee may be payable in a year in which the performance of the Fund's Class A shares is less favorable than that of the
Index, although the performance of the Fund's Class A shares over a longer period of time might be better than that of the Index.

Dynamic Growth Fund will pay an additional monthly fee at an annual rate of
0.05% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the Class A shares of the Fund exceeds that of the Index for the immediately preceding twelve months; provided that such additional monthly fee shall not exceed 1/12 of 0.30% of the average daily net assets. Conversely, the compensation payable by Dynamic Growth Fund will be reduced by an annual rate of 0.05% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the
Class A shares of the Fund falls below that of the Index, provided that such reduction in the monthly fee shall not exceed 1/12 of 0.30% of the average net assets. The total adjusted fee on an annual basis can range from 0.35% to 0.95%
of average daily net assets.

Dynamic Growth Fund's investment performance during any twelve month period is measured by the percentage difference between (a) the opening net asset value of one Class A share of the Fund and (b) the sum of the closing net asset value of one Class A share of the Fund plus the value of any income and capital gain dividends on such share during the period treated as if reinvested in Class A shares of the Fund at the time of distribution. The performance of the Index is measured by the percentage change in the Index between the beginning and the end of the twelve month period with cash distributions on the securities which comprise the Index being treated as reinvested in the Index at the end of each month following the payment of the dividend. Each monthly calculation of the incentive portion of the fee may be illustrated as follows: if over the preceding twelve month period Dynamic Growth Fund's adjusted net asset value applicable to one Class A share went from $10.00 to $11.00 (10% appreciation), and the Index, after adjustment, went from 100 to 104 (or only 4%), the entire incentive compensation would have been earned by the Advisor. On the other hand, if the Index rose from 100 to 110 (10%), no incentive fee would have been payable. A rise in the Index from 100 to 116 (16%) would have resulted in the minimum monthly fee of 1/12 of 0.35%. Since the computation is not cumulative from year to year, an additional management fee may be payable with respect to a particular year, although the Dynamic Growth Fund's performance over some longer period of time may be less favorable than that of the Index. Conversely, a lower management fee may be

                                       25

payable in a year in which the performance of the Fund's Class A shares is less favorable than that of the Index, although the performance of the Fund's Class A shares over a longer period of time might be better than that of the Index.

The advisory fees paid by each Fund for its last three fiscal years, and the amount waived or reimbursed during its most recent fiscal year, are shown in the table below.

                                                                             $ Amount of
                                                                      Reimbursement or Waiver
Fund                        Fiscal 2003   Fiscal 2002   Fiscal 2001       for Fiscal 2003
-------------------------   -----------   -----------   -----------   -----------------------
21st Century Growth Fund*    $1,161,021    $1,962,334    $2,759,156               $0
Aggressive Growth Fund**     $  623,013    $  909,874    $1,265,863               $0
Dynamic Growth Fund**        $  919,531    $1,830,986    $3,719,656               $0

*    Fiscal year end for 21st Century Growth Fund is July 31.

**   Fiscal year end for Aggressive Growth Fund and Dynamic Growth Fund is
     September 30.

Under its Agreement, each Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. A Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders'
inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and
Trustees of the applicable Fund with respect thereto.

The Agreement for 21st Century Growth Fund identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder,"
"Scudder Investments" and "Scudder, Stevens and Clark, Inc." (together, the
"Scudder Marks"). Under this license, Scudder Securities Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services. The term "Scudder Investments" is the designation given to the services provided by Deutsche Investment Management
Americas Inc. and its affiliates to the Scudder Mutual Funds.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of each Trust who are not "interested persons" of the Advisor are represented by independent counsel at a Fund's expense.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

                                       26

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of a Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of a Fund may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

The term "Scudder Investments" is the designation given to the services provided by the Advisor and its affiliates to the Scudder Family of Funds.

Board Considerations in connection with the Annual Renewal of the Investment
Management Agreement for Scudder 21st Century Growth Fund.

As noted above, the Trustees approved the continuation of the Fund's current investment management agreement in August 2003. In connection with their deliberations, the Trustees considered such information and factors as they believed, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of the Fund. The factors considered by the
Trustees included, among others, the nature, quality and extent of services provided by the Advisor to the Fund; investment performance, both of the Fund itself and relative to appropriate peer groups and market indices; investment management fees, expense ratios and asset sizes of the Fund itself and relative to appropriate peer groups; the Advisor's profitability from managing the Fund and other investment companies managed by the Advisor before marketing expenses paid by the Advisor; and possible economies of scale; and possible financial and other benefits to the Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to the Fund. In assessing the possible financial and other benefits to the Advisor and its affiliates, the benefits considered by the Trustees included research services available to the
Advisor by reason of brokerage business generated by the Fund.

The Trustees requested and received extensive information from the Advisor in connection with their consideration of the factors cited above. The Trustees met privately with their independent legal counsel on several occasions to review this information, and requested and received additional information on a range of topics. In conducting their review, the Trustees also considered the
Advisor's recent acquisition by Deutsche Bank AG, including the possible effects of this transaction and the resulting organizational changes on the utility of certain historic information regarding the Fund and the Advisor. To the extent they deemed it relevant, the

                                       27

Trustees also considered the extensive materials they had requested and received in connection with their consideration of Deutsche Bank AG's recent acquisition of the Advisor

Board Considerations in Connection with the Annual Renewal of Investment
Management Agreements for Scudder Aggressive Growth Fund and Scudder Dynamic
Growth Fund

The Board of Trustees approved the renewal of each Fund's advisory contract on
September 26, 2003. As part of the annual contract review process, commencing in
July, 2003, the Board, as a whole, the Independent Trustees, separately, and each Fund's Equity Oversight Committee met on several occasions to consider the renewal of each Fund's investment management agreement. The Equity Oversight
Committee initially analyzed and reviewed extensive materials, received responses from the Advisor and received advice from counsel. The Committee presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committee's findings and recommendations and presented their recommendations to the full Board. At a meeting on September 26, 2003, the Board concluded that the terms of the investment management agreements for each Fund are fair and reasonable and the continuance of each agreement is in the best interest of each Fund.

In connection with their meetings, the Equity Oversight Committee and the Board received comprehensive materials from the Advisor and from independent sources relating to the management fees charged and services provided, including information about (i) the nature and quality of services provided by the
Advisor; (ii) the management fees, expense ratios and asset sizes of the Funds relative to peer groups; (iii) the level of the Advisor's profits with respect to the management of the Funds, including the methodology used to allocate costs among funds advised by the Advisor; (iv) the short-term and long-term performance of the Funds relative to appropriate peer groups and one or a combination of market indices; (v) fall-out benefits to the Advisor from its relationship to the Funds, including revenues derived from services provided to the Funds by affiliates of the Advisor; and (vi) the potential benefits to the
Advisor, the Funds and their shareholders of receiving research services from broker/dealer firms in connection with the allocation of portfolio transactions to such firms.

Investment Performance. The Board reviewed each Fund's investment performance as well as the performance of a peer group of funds, and the performance of an appropriate index or combination of indices. The Board considered short-term and long-term performance, as well as the factors contributing to underperformance of certain funds advised by the Advisor and steps taken by the Advisor to improve such underperformance. In particular, the Board has requested the
Advisor to identify Scudder funds whose performance ranks in the lowest quartile of their peer group ("Focus Funds") and to provide more frequent reports of steps to monitor and improve performance of the Focus Funds.

                                       28

Fees and Expenses. The Board considered each Fund's management fee rates, expense ratios and asset sizes relative to an appropriate peer group of funds, including information about the effect of the unitary fee structure under the administration agreement and expense limitation commitments from the Advisor.

Profitability. The Board considered the level of the Advisor's profits with respect to the management of each Fund, including a review of the Advisor's methodology in allocating its costs to the management of the Funds. The Board considered the profits realized by the Advisor in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Board also considered the Advisor's overall profit margins in comparison with available industry data.

Economies of Scale. The Board considered whether there have been economies of scale with respect to the management of each Fund and whether the Fund has appropriately benefited from any economies of scale. The Board considered whether the management fee rate is reasonable in relation to the asset size of the Fund.

Advisor Personnel and Methods. The Board considered the size, education and experience of the Advisor's staff, its use of technology and its approach to recruiting, training and retaining portfolio managers and other research and management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of administrative and shareholder services performed by the
Advisor and its affiliated companies.

Other Benefits to the Advisor. The Board also considered the character and amount of other incidental benefits received by the Advisor and its affiliates, including the receipt of research through the use of soft dollars.

Administrative Agreements

Effective June 25, 2001 for Scudder Aggressive Growth Fund and Scudder Dynamic
Growth Fund and December 29, 2000 for 21st Century Growth Fund, and in each case until September 30, 2003, each Fund operated under an administrative services agreement with the Advisor (the "Administrative Agreement") pursuant to which the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the
Advisor under its investment management agreement with each Fund, as described above) in exchange for the payment by the Fund of an administrative services fee
(the "Administrative Fee") for Class S and Class AARP of 0.45% of the average daily net assets of the applicable class. One effect of this arrangement was to make each Fund's expense ratio more predictable.

21st Century Growth Fund: For the fiscal year ended July 31, 2003, the
Administrative Fees aggregated $96,006, $26,049, $20,905 and $1,156 for Class A,
B, C and I shares, respectively, of which $8,716, $2,572, $2,123 and $193 for
Class A, B, C and I, respectively, was unpaid as of July 31, 2003. For the fiscal year ended July 31, 2002, the Administrative Fees aggregated $131,362,
$36,412, $27,873 and $8 for Class A, B, C and I shares, respectively. For the period December 29, 2000 through July 31, 2001 the Administrative Fees aggregated $57,579, $16,245 and $13,469 for Class A, B and C shares, respectively.

Aggressive Growth Fund: For the fiscal year ended September 30, 2003, the
Administrative Fees aggregated $321,656, $208,720, $90,446 and $2,191 for Class
A, B, C and I shares, respectively, of which $35,007, $20,800 and $9,465 Class
A, B and C, respectively, was unpaid as of September 30, 2003. For the fiscal year ended September 30, 2002, the Administrative Fees aggregated $422,600,
$294,238, $101,085 and $4,685 for Class A, B, C and I shares, respectively. For the period June 25, 2001 through

                                       29

September 30, 2001, the Administrative Fees aggregated $134,951, $96,039 and
$29,911 for Class A, B and C shares, respectively.

Dynamic Growth Fund: For the fiscal year ended September 30, 2003, the
Administrative Fees aggregated $708,345, $170,957, $38,340 and $1,889 for Class
A, B, C and I shares, respectively, of which $74,502, $12,838, $3,556 and $754 for Class A, B, C and I respectively, was unpaid as of September 30, 2003. For the fiscal year ended September 30, 2002, the Administrative Fees aggregated
$1,103,394, $294,831, $47,355 and $6,505 for Class A, B, C and I shares, respectively. For the FY ended September 30, 2002, the Advisor waived 0.015% of the Administrative Fee for Class A shares of Dynamic Growth Fund. For the period
June 25, 2001 through September 30, 2001, the Administrative Fees aggregated
$419,636, $117,643, $15,133 and $2,518 for Class A, B, C and I shares, respectively.

The Administrative Agreement terminated on September 30, 2003. With the termination of the Administrative Agreement, certain expenses that were borne by the Advisor under the Administrative Agreement, such as transfer agent and custodian fees, are now borne directly by shareholders. Effective October 1,
2003 through September 30, 2005, however, the Advisor has agreed to contractually waive a portion of its fees and/or reimburse the Fund as described in the prospectus.

AMA InvestmentLink(SM) Program

For 21st Century Growth Fund only: Pursuant to an agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the
"AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by
AMA members in Scudder funds in connection with

                                       30

the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions,
Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA
Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA
InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a
service mark of AMA Solutions, Inc.

Codes of Ethics

The Trusts, the Advisor and the Funds' principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of
Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the
Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             FUND SERVICE PROVIDERS

Principal Underwriter and Administrator

Pursuant to an Underwriting and Distribution Services Agreement ("Distribution
Agreement"), Scudder Distributors, Inc. ("SDI"), 222 South Riverside Plaza,
Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter, distributor and administrator for the Class A, Class B, Class C and
Class I shares of each Fund and acts as agent of each Fund in the continuous offering of its shares. The Distribution Agreement for 21st Century Growth Fund,
dated April 5, 2002, was last approved by the Trustees on August 12, 2003. The
Distribution Agreements for Aggressive Growth Fund and Dynamic Growth Fund,
dated April 5, 2002, were last approved by the Trustees on September 26, 2003.

Each Distribution Agreement had an initial term ending September 30, 2002 and continues from year to year so long as its continuance is approved for each class at least annually by a vote of the Board of Trustees of each Fund, including the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the Distribution Agreement. Each
Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by each Fund or by
SDI upon 60 days' notice. Termination by a Fund with respect to a class may be by vote of (i) a majority of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the
Distribution Agreement, or (ii) a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. All material amendments must be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Agreement.
The provisions concerning continuation, amendment and termination of a
Distribution Agreement are on a series by series and class-by-class basis.

SDI bears all of its expenses of providing services pursuant to the Distribution
Agreement, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be typeset and printed for existing shareholders, and SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. As indicated under "Purchases" in the section "Purchase and
Redemption of Shares," SDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of the Funds'
shares. SDI receives no compensation from the Funds as principal underwriter for
Class A shares. SDI receives compensation from the Funds as principal underwriter for Class B and Class C shares.

                                       31

Shareholder and administrative services are provided to each Fund on behalf of
Class A, Class B and Class C shareholders under a Shareholder Services Agreement
(the "Services Agreement") with SDI. The Services Agreement continues in effect from year to year so long as such continuance is approved for a Fund at least annually by a vote of the Board of the applicable Fund, including the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the Services Agreement. The Services Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by a Fund or by SDI upon 60 days' notice. Termination with respect to the Class A, B or C shares of a Fund may be by a vote of (i) the majority of the Board members of the Fund who are not interested persons of the
Fund and who have no direct or indirect financial interest in the Services
Agreement, or (ii) a "majority of the outstanding voting securities" of the
Class A, B or C shares, as defined under the 1940 Act. The Services Agreement may not be amended for a class to increase materially the fee to be paid by the
Fund without approval of a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Services Agreement.

Under the Services Agreement, SDI may provide or appoint various broker-dealer firms and other service or administrative firms ("firms") to provide information and services to investors in a Fund. Typically, SDI appoints firms that provide services and facilities for their customers or clients who are investors in a
Fund. Firms appointed by SDI provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding a
Fund, providing assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation.

SDI bears all of its expenses of providing those services pursuant to the
Services Agreement, including the payment of a service fee to firms (as defined below). As indicated under "Rule 12b-1 Plans," below, SDI receives compensation from the Funds' Class A, B and C shares for its services under the Services
Agreement.

Rule 12b-1 Plans.

Each Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (each a
"Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by SDI to pay for distribution services for those classes. Pursuant to each Rule 12b-1 Plan, shareholder and administrative services are provided to the applicable Fund on behalf of its
Class A, B and C shareholders under each Fund's Services Agreement with SDI.
Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

Expenses of the Funds paid in connection with the Rule 12b-1 Plans for each class of shares include advertising and literature, prospectus printing for prospective investors, marketing and sales expenses, miscellaneous expenses and interest expenses. A portion of the marketing and sales and operating expenses could be considered overhead expenses.

The Rule 12b-1 distribution plans for Class B and Class C shares provide alternative methods for paying sales charges and may help funds grow or maintain asset levels to provide operational efficiencies and economies of scale. Rule
12b-1 service plans provide compensation to SDI or intermediaries for post-sales servicing. Since each Distribution Agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by SDI to pay for distribution and services for those classes, the agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The Rule 12b-1 Plan may not be amended to increase the fee to be paid by a Fund with respect to a class without approval by a majority of the outstanding voting securities of such class of the Fund. Similarly, the
Services Agreement is approved and reviewed separately for the Class A shares,
Class B shares and Class C shares in accordance with Rule 12b-1.

                                       32

If a Rule 12b-1 Plan is terminated in accordance with its terms, the obligation of the applicable Fund to make payments to SDI pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for a Fund to pay any expenses incurred by SDI other than fees payable under a Rule 12b-1 Plan, if for any reason the Rule 12b-1 Plan is terminated in accordance with its terms.
Future fees under the Plan may or may not be sufficient to reimburse SDI for its expenses incurred.

Distribution Services. For its services under the Distribution Agreement, SDI receives a fee from each Fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its
Class B shares. This fee is accrued daily as an expense of Class B shares. SDI also receives any contingent deferred sales charges paid with respect to Class B shares. SDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the Distribution Agreement, SDI receives a fee from each
Fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of
Class C shares. For periods after the first year, SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. This fee continues until terminated by SDI or the applicable Fund. SDI also receives any contingent deferred sales charges paid with respect to Class C shares.

Shareholder Services. For its services under the Services Agreement, SDI receives a shareholder services fee from each Fund under a Rule 12b-1 Plan, payable monthly, at an annual rate of up to 0.25% of the average daily net assets of Class A, B and C shares of that Fund.

With respect to Class A Shares of a Fund, SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares of a
Fund, commencing with the month after investment. With respect to Class B and
Class C Shares of a Fund, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares of the Fund maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of SDI.
In addition SDI may, from time to time, pay certain firms from it own resources additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a Fund.

SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for shareholder or administrative functions performed for a Fund. Currently, the shareholder services fee payable to SDI is payable at an annual rate of up to
0.25% of net assets based upon Fund assets in accounts for which a firm provides administrative services and at the annual rate of 0.15% of net assets based upon
Fund assets in accounts for which there is no firm of record (other than SDI)
listed on a Fund's records. The effective shareholder services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is held in accounts for which a firm of record provides shareholder services. The Board of each Fund, in its discretion, may approve basing the fee to SDI at the annual rate of 0.25% on all
Fund assets in the future.

Certain trustees or officers of the Funds are also directors or officers of the
Advisor or SDI, as indicated under "Officers and Trustees."

Prior to the implementation of the Rule 12b-1 Plan, the administrative service fees were paid by each Fund under an administrative services agreement as set forth below:

21st Century Growth Fund: For the fiscal year ended July 31, 2003, the Fund paid administrative service fees of $96,006, $26,049, $20,905 and $11,156 for Class
A, B, C and I shares, respectively. For the fiscal year ended July 31, 2002, the
Fund paid administrative service fees of $37,692, $9,654 and $7,521

                                       33

for Class A, B and C shares, respectively.

Aggressive Growth Fund: For the fiscal year ended September 30, 2003, the Fund paid administrative service fees of $321,656, $208,720, $90,446 and $2,191 for
Class A, B, C and I shares, respectively. For the fiscal year ended September
30, 2002, the Fund paid administrative service fees of $280,411, $202,611 and
$61,106 for Class A, B and C shares, respectively.

Dynamic Growth Fund: For the fiscal year ended September 30, 2003, the Fund paid administrative service fees of $708,345, $170,957, $38,340 and $1,889 for Class
A, B, C and I shares, respectively. For the fiscal year ended September 30,
2002, the Fund paid administrative service fees of $1,234,158, $272,309 and
$36,657 for Class A, B and C shares, respectively.

Expenses of the Funds paid in connection with the Rule 12b-1 Plans for each class of shares are set forth below. A portion of the marketing and sales and operating expenses shown below could be considered overhead expenses.

                                       34

For each Fund, a deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended July 31, 2003, SDI received
$[   ] in Class A deferred sales charges for 21st Century Growth Fund. For the
  ---
year ended September 30, 2003, SDI received $[   ] in Class A deferred sales
                                              ---
charges for Dynamic Growth Fund. For the year ended September 30, 2003, SDI
received $[   ] in Class A deferred sales charges for Aggressive Growth Fund.
           ---

                                       35

----------------------------------------------------------------------------------------
                                    Compensation to Underwriter and Firms
                                     for Fiscal Year Ended July 31, 2003
----------------------------------------------------------------------------------------
                                                         Contingent
                                         Compensation     Deferred      Compensation
                           12b-1 Fees      Retained     Sales Charge   Paid by SDI to
Fund                       Paid to SDI      by SDI       Paid to SDI       Firms
------------------------   -----------   ------------   ------------   --------------
21st Century Growth Fund
Class A                    $48,076       $[_]           $     0        $[_]
Class B                    $48,801       $[_]           $15,587        $[_]
Class C                    $41,179       $[_]           $    98        $[_]

----------------------------------------------------------------------------------------
                                      Other Distribution Expenses Paid
                             by Underwriter for Fiscal Year Ended July 31, 2003
----------------------------------------------------------------------------------------

                           Advertising                 Marketing      Misc.
                               and       Prospectus   and Sales-    Operating   Interest
Fund                       Literature     Printing     Expenses     Expenses     Expense
------------------------   -----------   ----------   ----------   ----------   --------
21st Century Growth Fund
Class A                    N/A           N/A          N/A          N/A          N/A
Class B                    $ 8,978       $497         $3,149       $548         $21,627
Class C                    $11,529       $593         $4,226       $636         $     0

---------------------------------------------------------------------------------------
                                      Compensation to Underwriter and Firms
                                    for Fiscal Year Ended September 30, 2003
---------------------------------------------------------------------------------------
                                                        Contingent
                                        Compensation     Deferred      Compensation
                         Fees Paid to     Retained     Sales Charge   Paid by SDI to
Fund                          SDI          by SDI       Paid to SDI        Firms
----------------------   ------------   ------------   ------------   --------------
Aggressive Growth Fund
Class A                  $156,475       $[_]           $  9,480       $[_]
Class B                  $386,431       $[_]           $138,150       $[_]
Class C                  $177,581       $[_]           $    924       $[_]

Dynamic Growth Fund
Class A                  $442,659       $[_]           $    28        $[_]
Class B                  $319,519       $[_]           $61,122        $[_]
Class C                  $ 90,182       $[_]           $   243        $[_]

-------------------------------------------------------------------------------------
                                      Other Distribution Expenses Paid
                          by Underwriter for Fiscal Year Ended September 30, 2003
-------------------------------------------------------------------------------------

                         Advertising                 Marketing     Misc.
                             and       Prospectus   and Sales-   Operating   Interest
Fund                      Literature    Printing     Expenses     Expenses    Expense
----------------------   -----------   ----------   ----------   ---------   --------
Aggressive Growth Fund
Class A                  N/A           N/A          N/A          N/A         N/A
Class B                  $49,655       $2,139       $18,484      $ 1,828     $155,912
Class C                  $32,616       $1,371       $12,200      $11,214     $      0

Dynamic Growth Fund
Class A                  N/A           N/A          N/A          N/A         N/A
Class B                  $33,817       $1,398       $12,559      $1,296      $4,008
Class C                  $14,574       $  590       $ 5,647      $  518      $    0

                                       36

The following table shows the aggregate amount of underwriting commissions paid to SDI, the amount in commissions it paid out to brokers and the amount of underwriting commissions retained by SDI.

                                          Aggregate      Aggregate          Aggregate           Aggregate
                                            Sales       Commissions      Commissions Paid      Commissions
Fund                       Fiscal Year   Commissions   Paid to Firms   to Affiliated Firms   Retained by SDI
------------------------   -----------   -----------   -------------   -------------------   ---------------
21st Century Growth Fund      2003         $ 15,000       $ 12,000           $     0             $ 3,000
                              2002         $ 19,000       $ 14,000           $     0             $ 5,000
                              2001*        $ 11,031       $      0           $     0             $11,031

Aggressive Growth Fund        2003
                              2002         $121,000       $ 98,000           $ 7,000             $16,000
                              2001         $276,000       $192,000           $37,000             $47,000

Dynamic Growth Fund           2003
                              2002         $127,000       $102,000           $ 9,000             $16,000
                              2001         $319,000       $229,000           $21,000             $69,000

*    For the period May 1, 2000 (commencement of Class A, B and C shares)
     through fiscal year ended July 31, 2001.

Certain trustees or officers of the Funds are also directors or officers of the
Advisor or SDI, as indicated under "Officers and Trustees."

                                       37

Independent Accountants and Reports to Shareholders

The financial highlights of 21st Century Growth Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this
Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal
Street, Boston, MA 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

                                       38

Independent Auditors and Reports to Shareholders

The financial highlights of Aggressive Growth Fund and Dynamic Growth Fund included in the Funds' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200
Clarendon Street, Boston, MA 02116, independent auditors, given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Funds and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110, serves as legal counsel to 21st Century Growth Fund and its Independent Trustees.

Vedder, Price, Kaufman and Kammholz, P.C., 222 North LaSalle Street, Chicago,
Illinois 60601, serves as legal counsel to Aggressive Growth Fund and Dynamic
Growth Fund and their Independent Trustees.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston,
Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining net asset value per share and maintaining the portfolio and general accounting records for the Funds.

21st Century Growth Fund pays SFAC an annual fee equal to 0.0250% of the first
$150 million of average daily net assets, 0.0075% of such assets in excess of
$150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

From August 1, 2000 to December 29, 2000, for 21st Century Growth Fund, SFAC
imposed fees amounting to $38,945. From December 29, 2000 through September 30,
2003, the costs of fund accounting were borne by the Advisor in accordance with the Administrative Agreement.

Pursuant to a sub-accounting agreement between SFAC and State Street Bank and
Trust Company ("SSB"), SFAC has delegated certain fund accounting functions to
SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by SFAC, not by the Funds.

Currently, SFAC receives no fee for its services to Aggressive Growth Fund and
Dynamic Growth Fund; however, subject to Board approval, some time in the future, SFAC may seek payment for its services under this agreement.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company (the "Custodian" or "SSB"), 225 Franklin
Street, Boston, Massachusetts 02110, as custodian for each Fund has custody of all securities and cash of each Fund. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund.

SSB is also Aggressive Growth Fund's and Dynamic Growth Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with SSB, Scudder
Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri
64105-2005, an affiliate of the Advisor, serves as "Shareholder Service Agent"
of each Fund and, as such, performs all of SSB's duties as transfer agent and dividend paying agent. SSB receives as transfer agent, and pays to SISC as follows: annual account fees of $10.00 ($18.00 for retirement accounts) plus account set up charges, transaction and maintenance charges, an asset based fee of 0.08% and out-of-pocket reimbursement.

                                       39

Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City,
Missouri 64105-2005, an affiliate of the Advisor, is 21st Century Growth Fund's transfer agent, dividend-paying agent and shareholder service agent for the
Fund's Class A, B, C and I shares. Prior to the implementation of the
Administrative Agreement, SISC received as transfer agent, annual account fees of $5 per account, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc.
("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Funds.

From December 29, 2000 for 21st Century Growth Fund and June 25, 2001 for
Aggressive Growth Fund and Dynamic Growth Fund through September 30, 2003, the costs of sub-transfer and sub-accounting services were borne by the Advisor pursuant to the Administrative Agreement.

21st Century Growth Fund: For the period August 1, 2000 through December 29,
2000, the amount charged to Class A, B and C shares by SISC aggregated $14,929,
$5,801 and $4,532, respectively, a portion of which was not imposed at July 31,
2001. The amount imposed for the period was $8,217, $1,548 and $1,076, respectively.

Aggressive Growth Fund: For the period October 1, 2000 through June 24, 2001, the amount charged to Class A, B and C shares by SISC aggregated $471,175,
$412,640 and $140,795, respectively.

Dynamic Growth Fund: For the period October 1, 2000 through June 24, 2001, the amount charged to Class A, B, C and I shares by SISC aggregated $887,364,
$450,584, $10,027 and $8,479, respectively.

Each Fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

                                       40

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

Orders for the purchase and sale of portfolio securities, including allocations of brokerage, may be placed by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors, among others, as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker-dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place such orders with broker-dealers who supply research services to the Advisor or a Fund. The term "research services", may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker-dealer might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed income transactions, with certain broker-dealers pursuant to which a broker-dealer will provide research services to the Advisor in exchange for the direction by the Advisor of brokerage transactions to the broker-dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. Although certain research services from broker-dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker-dealers through whom other clients of the
Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

When selecting a broker-dealer to effect portfolio transactions on behalf of a
Fund, the Advisor may, provided that it can be done consistently with the policy of obtaining the most favorable net results, consider the activities of the broker-dealer in selling shares of any Scudder-branded (funds marketed with the
Scudder name), open-end investment company. The Advisor has informed the Board of each Scudder-branded, open-end investment company of these practices and has undertaken to provide to the Boards regular reports about its selection of broker-dealers to effect portfolio transactions. The Advisor believes that these reports are important because it recognizes that it or its affiliates may derive some benefit from these practices. The Advisor and its affiliates expect that each of the Funds will benefit by the direction of orders of the Funds to broker-dealers in consideration of those broker-dealers' sales of the
Scudder-branded, open-end funds in general.

21st Century Growth Fund: For the fiscal period ended July 31, 2001 and the fiscal years ended July 31, 2002 and July 31, 2003, the Fund paid aggregate
brokerage commissions of $206,209, $443,878 and [   ]. The Fund is required to
                                                 ---
identify any securities of its "regular broker or dealers" (as such term is defined in the 1940 Act) that the Fund has acquired during the most recent fiscal year. As of July 31, 2003, the Fund did not hold any securities of its regular brokers or dealers.

Aggressive Growth Fund: For the fiscal years ended September 30, 2001, September
30, 2002 and September 30, 2003, the Fund paid aggregate brokerage commissions of $126,521.

$141,143 and [   ]. The Fund is required to identify any securities of its
              ---
"regular broker or dealers" (as such term is defined in the 1940 Act) that the
Fund has acquired during the most recent fiscal year. As of September 30, 2003, the Fund did not hold any securities of its regular brokers or dealers.

Dynamic Growth Fund: For the fiscal years ended September 30, 2001, September
30, 2002 and September 30, 2003, the Fund paid aggregate brokerage commissions
of $1,102,382, $638,169 and [   ]. The Fund is required to identify any
                             ---
securities of its "regular broker or dealers" (as such term is defined in the
1940 Act) that the Fund has acquired during the most recent fiscal year. As of
September 30, 2003, the Fund did not hold any securities of its regular brokers or dealers.

For the fiscal year ended July 31, 2003:

                             Percentage of        Percentage of         Dollar Amount of    Dollar Amount of
                           Commissions Paid   Transactions Involving    Commissions Paid      Transactions
                             to Affiliated      Commissions Paid to      to Brokers for      Allocated for
Name of Fund                    Brokers         Affiliated Brokers     Research Services   Research Services
------------------------   ----------------   ----------------------   -----------------   -----------------
21st Century Growth Fund          0%                    0%                  $223,062         $247,216,496

For the fiscal year ended September 30, 2003:

                             Percentage of        Percentage of         Dollar Amount of    Dollar Amount of
                           Commissions Paid   Transactions Involving    Commissions Paid      Transactions
                             to Affiliated      Commissions Paid to      to Brokers for      Allocated for
Name of Fund                    Brokers         Affiliated Brokers     Research Services   Research Services
------------------------   ----------------   ----------------------   -----------------   -----------------
Aggressive Growth Fund            0%                    0%                  $ 79,114         $ 76,377,039

Dynamic Growth Fund               0%                    0%                  $369,960         $333,139,350

Portfolio Turnover

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.

Higher levels of activity by a Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet a Fund's objective.

Portfolio turnover rates for the two most recent fiscal periods are as follows:

21st Century Growth Fund: For the fiscal years ended July 31, 2003 and July 31,
2002, the Fund's portfolio turnover rate was 92% and 83%, respectively.

Aggressive Growth Fund: For the fiscal years ended September 30, 2003 and
September 30, 2002, the Fund's portfolio turnover rate was 124% and 41%, respectively.

Dynamic Growth Fund: For the fiscal years ended September 30, 2003 and September
30, 2002, the Fund's portfolio turnover rate was 134% and 59%, respectively.

                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by a Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of a Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value (including any applicable sales charge) of a Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

The quarterly subminimum account policy applies to all accounts in a household.
In addition, the fee will not apply to accounts enrolled in an automatic investment program, IRAs or employer-sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service
Agent.

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the transfer agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Fund's shares, including higher minimum investments, and may assess transaction or other fees.
Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, a Fund's transfer agent, Scudder Investments Service Company (the
"Transfer Agent"), will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a Fund through the Shareholder Service
Agent for record-keeping and other expenses relating to

                                       41

these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless a
Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50, maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through
QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. QuickBuy and
QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Tax-Sheltered Retirement Plans. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

..    Traditional, Roth and Education IRAs. This includes Savings Incentive Match
     Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee
     Pension Plan ("SEP") IRA accounts and prototype documents.

..    403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

..    Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request.
Additional fees and transaction policies and procedures may apply to such plans.
Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

Each Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, a Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. A Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Each Fund may waive the minimum for purchases by trustees, directors, officers or employees of a Fund or the Advisor and its affiliates.

                                       42

Financial Services Firms' Compensation. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers.

SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of a Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Scudder
Investments Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv)
the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described herein and the prospectus,
SDI may pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such amounts may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund, or other Funds underwritten by SDI.

SDI may re-allow to dealers up to the full applicable Class A sales charge during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act. Scudder
Distributors, Inc. ("SDI") may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase
Privilege and one of the three following compensation schedules up to the following amounts:

Compensation Schedule #1/(1)/                   Compensation Schedule #2/(2)/    Compensation Schedule #3/(2)(3)/
------------------------------                 -------------------------------   --------------------------------
                                    As a                              As a                               As a
                                 Percentage                        Percentage                         Percentage
Amount of                          of Net          Amount of         of Net           Amount of         of Net
Shares Sold                      Asset Value      Shares Sold      Asset Value       Shares Sold      Asset Value
------------------------------   -----------   -----------------   -----------    ----------------   ------------
$1 million to $5 million            1.00%      Under $15 million      0.75%       Over $15 million   0.25% - 0.50%
Over $5 million to $50 million      0.50%             --                --               --                --
Over $50 million                    0.25%             --                --               --                --

/(1)/ The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the proprietary subaccount record keeping system, made available through Scudder Investments Service
     Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, SDI will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under "Special Features -- Class A Shares -- Combined
     Purchases," including purchases pursuant to the "Combined Purchases,"
     "Letter of Intent" and "Cumulative Discount" features referred to above.

/(2)/ Compensation Schedules 2 and 3 apply to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The
     Compensation Schedule will be determined based on the value of the conversion assets. Conversion from "Compensation Schedule #2" to
     "Compensation Schedule #3" is not an automatic process. Plans whose assets grow beyond $15 million will convert to Compensation Schedule 3 after being re-underwritten. When a plan's assets grow to exceed $15 million, the Plan
     Sponsor may request to be re-underwritten by contacting their Client
     Relationship Manager to discuss a conversion to Compensation Schedule #3.

/(3)/ Compensation Schedule 3 is based on individual plan underwriting criteria.
     In most cases, the investment dealers are compensated at a rate of 0.25%.
     However, certain underwriting factors, such as the number of enrollment and education meetings conducted by Scudder staff the number of non-Scudder funds the plan chooses and the per participant record keeping fee, can increase the fee paid up to 0.50%.

                                       43

The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. SDI advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, SDI currently pays firms for sales of Class C shares of distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to
Class C shares maintained and serviced by the firm. SDI is compensated by the
Fund for services as distributor and principal underwriter for Class C shares.

Class A Purchases. The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                            Sales Charge
                                    -------------------------------------------------------------
                                                                               Allowed to Dealers
                                    As a Percentage of    As a Percentage      as a Percentage of
Amount of Purchase                    Offering Price     of Net Asset Value*     Offering Price
---------------------------------   ------------------   -------------------   ------------------
Less than $50,000                          5.75%                6.10%                  5.20%
$50,000 but less than $100,000             4.50                 4.71                   4.00
$100,000 but less than $250,000            3.50                 3.63                   3.00
$250,000 but less than $500,000            2.60                 2.67                   2.25
$500,000 but less than $1 million          2.00                 2.04                   1.75
$1 million and over                         .00**                .00**                  ***

*    Rounded to the nearest one-hundredth percent.

**   Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***  Commission is payable by SDI as discussed below.

Class A NAV Sales. Class A shares may be sold at net asset value to:

(a)  a current or former director or trustee of Deutsche or Scudder Mutual
     Funds;

(b)  an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder Investments family of funds or a broker-dealer authorized to sell shares of the Funds;

(c)  registered representatives and employees of broker-dealers having selling group agreements with SDI and officers, directors and employees of service agents of a Fund, for themselves or their spouses or dependent children;

                                       44

(d)  certain professionals who assist in the promotion of Scudder Funds pursuant to personal services contracts with SDI, for themselves or members of their families. SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50%
     of the amount of Class A shares purchased;

(e)  any trust, pension, profit-sharing or other benefit plan for only such persons listed under the preceding paragraphs (a) and (b);

(f)  persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

(g)  persons who purchase shares of a Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups;

(h)  selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients pursuant to an agreement with SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares qualify;

(i)  unit investment trusts sponsored by Ranson & Associates, Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates,
     Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(j)  through certain investment advisors registered under the Investment
     Advisors Act and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by a
     Fund;

(k)  (1) employer sponsored employee benefit plans using the Flex subaccount recordkeeping system ("Flex Plans"), established prior to October 1, 2003, provided that the Flex Plan is a participant-directed plan that has not less than 200 eligible employees; (2) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section
     403(b)(7) which is not sponsored by a K-12 school district, provided that the amount invested in Class A shares of the Fund or other Scudder Funds totals at least $1,000,000, including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount"
     features referred to below (collectively, the "Large Order NAV Purchase
     Privilege"); or (3) if you are investing $1 million or more, either as a lump sum or through the Large Order NAV Purchase Privilege (if no other net asset value purchase privilege applies); and

(l)  in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends, and under other circumstances deemed appropriate by SDI and consistent with regulatory requirements; and

Class A shares also may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et
al. v. Kemper Short-Term Global Income Fund, et al., Case

                                       45

No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin
Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of
(1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by SDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or SDI whenever a quantity discount or reduced sales charge is applicable to a purchase.

Combined Purchases. A Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the sales charge discount bracket attained by combining concurrent investments in Class A shares of any Scudder Funds that bear a sales charge.

For purposes of the Combined Purchases, Letter of Intent and Cumulative Discount
features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service
Agent may include: (a) Money Market Funds as "Scudder Funds", (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of
Class A shares of Scudder Funds that bear a sales charge made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by
SDI. The Letter, which imposes no obligation to purchase or sell additional
Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Scudder Funds held of record as of the initial purchase date under the
Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares.

Class A Cumulative Discount. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares being purchased, the value of all Class A shares of Scudder Funds that bear a sales charge (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Multi-Class Suitability. SDI has established the following procedures regarding the purchase of Class A, Class B and Class C Shares. These procedures do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. A suitability determination must be made by investors with the assistance of their financial advisor. Orders for Class B Shares or Class C Shares for $500,000 or more will be declined with the exception of orders received from employer sponsored employee benefit

                                       46

plans using the Flex subaccount recordkeeping system.

The following provisions apply to the sale of Class A, Class B and Class C
Shares to Flex Plans. Class B Shares will not be sold to Flex Plans established on the Flex subaccount recordkeeping system after October 1, 2003. Orders for
Class B Shares or Class C Shares for Flex Plans (not including plans under Code
Section 403 (b)(7) sponsored by a K-12 school district) established on the Flex subaccount recordkeeping system prior to October 1, 2002 will be invested instead in Class A Shares at net asset value when the combined subaccount value in a Fund or other Scudder Funds or other eligible assets is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of
Intent" and "Cumulative Discount" features described below. Flex Plans established prior to October 1, 2002 with eligible assets of less than $5 million may continue to purchase Class B Shares or Class C Shares until October
1, 2005. Flex Plans set-up on the Flex subaccount recordkeeping system after
October 1, 2002 will automatically begin purchasing Class A shares at net asset value once the plan's eligible assets reach $1 million. After October 1, 2005, all Flex Plans with eligible assets over $1 million must begin purchasing Class
A Shares.

Class C Purchases. Class C shares are offered at net asset value with an up-front sales charge of 1.00%. Class C shares are also subject to a contingent deferred sales charge and a Rule 12b-1 distribution and services fee.

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

     .    Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31,
          2003;

     .    Exchanges of Class C shares made in an existing account by current
          Class C shareowners as of January 31, 2003;

     .    Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the
          Distributor;

     .    Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the
          Distributor; and

     .    Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible for a sales charge waiver.

Multi-Class Suitability. SDI has established the following procedures regarding the purchase of Class A, Class B and Class C shares. These procedures do not reflect in any way the suitability of a particular class of shares for a particular investor. That determination must be

                                       47

made by investors with the assistance of their financial advisor. Orders for
Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans (not including plans under Code Section 403 (b)(7) sponsored by a K-12 school district) using the subaccount record keeping system made available through the Shareholder Service Agent ("Flex Plans") will be invested instead in
Class A shares at net asset value where the combined subaccount value in a Fund or other Scudder Funds is in excess of $1 million for Class B shares or $5 million for Class C shares including purchases pursuant to the "Combined
Purchases," "Letter of Intent" and "Cumulative Discount." Plans set-up on the
Flex recordkeeping system after October 1, 2002 will automatically begin purchasing Class A shares at NAV once the plan's assets reach $1 million. The current level for automatic Class A share purchases is $5 million. Flex plans with Class B or C shares assets between $1 and $5 million may continue to purchase Class B or C shares until October 1, 2005. After October 1, 2005, all plans with assets over $1 million must begin purchasing Class A shares.

Purchase of Class I Shares. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment value, will typically be higher for Class I shares than for Class A, Class B, or Class
C shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit
Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of the
Advisor and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under
Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies. Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the Fund, and, in the case of category (4) above, selected dealers authorized by SDI.

Automatic Investment Plan. A shareholder may purchase additional shares of a
Fund through an automatic investment program. With the Direct Deposit Purchase
Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll
Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class shares. If a fund does not offer
Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The funds also reserve the right to waive the minimum account balance requirement for employee and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

                                       48

Redemptions

Each Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the
Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Fund's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by a Fund for up to seven days if a Fund or the Shareholder Service
Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved.
A Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to a Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which shares, subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

The purchase of Class A shares while participating in a automatic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals.

                                       49

Contingent Deferred Sales Charge (CDSC). The following example will illustrate the operation of the CDSC. Assume that an investor makes a single purchase of
$10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional
$1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the CDSC would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the
$1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3.00% ($300) because it was in the second year after the purchase was made.

The rate of the CDSC is determined by the length of the period of ownership.
Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1, 1999. In the event no specific order is requested when redeeming shares subject to a CDSC, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any CDSC directly. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.

The Class A CDSC will be waived in the event of:

(a)  redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district;

(b)  redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder
     Service Agent;

(c)  redemption of shares of a shareholder (including a registered joint owner)
     who has died;

(d)  redemption of shares of a shareholder (including a registered joint owner)
     who after purchase of the shares being redeemed becomes totally disabled
     (as evidenced by a determination by the federal Social Security
     Administration);

(e)  redemptions under a Fund's Automatic Withdrawal Plan at a maximum of 12%
     per year of the net asset value of the account; and

(f)  redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

The Class B CDSC will be waived for the circumstances set forth in items (c),
(d) and (e) for Class A shares. In addition, this CDSC will be waived:

(g)  for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in the Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

(h)  for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts); and

(i)  in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (1) to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the CDSC and the conversion privilege), (2) in connection with retirement distributions (limited at any one time to 12% of the total value of plan assets invested in a Fund), (3) in connection with distributions qualifying

                                       50

     under the hardship provisions of the Code and (4) representing returns of excess contributions to such plans.

The Class C CDSC will be waived for the circumstances set forth in items (b),
(c), (d) and (e) for Class A shares and for the circumstances set forth in items
(g) and (h) for Class B shares. In addition, this CDSC will be waived for:

(j)  redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and

(k)  redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In-kind Redemptions. A Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash
Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are
available on exchange but only through a financial services firm having a services agreement with SDI. You may exchange from the following money market funds into the same class of a Scudder fund, if available, at net asset value, subject to the conditions detailed in each fund's prospectus: Cash Management
Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund
Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash
Management Fund Institutional, Cash Reserves Fund Institutional and Treasury
Money Fund Institutional.

Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder
Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a
Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the
Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the
15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a
Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another

                                       51

such Scudder Fund. Exchanges will be made automatically until the shareholder or a Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

Multi-Class Conversions. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

                                    DIVIDENDS

Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, each Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

Each Fund intends to distribute dividends from its net investment income excluding short-term capital gains annually in December. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of a federal excise tax. An additional distribution may be made, if necessary.

Any dividends or capital gains distributions declared in October, November or
December with a record date in such a month and paid during the following
January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day.

The level of income dividends per share (as a percentage of net asset value)
will be lower for Class B and Class C Shares than for Class A Shares primarily as a result of the distribution services fee applicable to Class B and Class C
Shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of a Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1.   To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.   To receive income and capital gain dividends in cash.

Dividends will be reinvested in Shares of the same class of a Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See "Combined Purchases" for a listing of such other Funds. To use this privilege of investing dividends of a Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of
$1,000 in a Fund distributing the dividends. A Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests in writing that a check be issued for that particular distribution.

                                       52

If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In
January of each year, each Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

Each Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Code.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

Federal Taxation. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, and has qualified as such since its inception. Each Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the
Fund level. In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Each Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies. Each Fund must diversify its holdings so that, at the end of each quarter of its taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii)
not more than 25% of the value of its assets is invested in the securities
(other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.
Each Fund is required to distribute to its shareholders at least 90% of its taxable and tax-exempt net investment income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income.
Such distributions would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make

                                       53

substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98%
of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year.
Although each Fund's distribution policies should enable it to avoid excise tax liability, a Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Fund.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income.
Taxes on distributions of capital gains are determined by how long the Funds owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from
"qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the reinvestment privilege. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10%
and 15% rate brackets -- for taxable years beginning on or before December 31,
2008. Capital gains realized before May 6, 2003 will not qualify for the reduced rate.

In order for some portion of the dividends received by a Fund shareholder to be
"qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to each Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property,
(3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United
States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United
States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by each Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the
Fund's shares. Only qualified dividend income received by the Fund after
December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be

                                       54

treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

Dividends from domestic corporations may comprise a substantial part of each
Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of such fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Transactions in Fund Shares. Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Foreign Taxation. Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than
50% of the value of each Fund's total assets will consist of securities issued by foreign corporations, the Funds will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid, with the result that shareholders will not be able to include in income, and will not be entitled to take any credits or deductions for such foreign taxes.

Passive Foreign Investment Companies. Equity investments by a Fund in certain
"passive foreign investment companies" ("PFICs") could potentially subject the
Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, such Fund may elect to avoid the imposition of that tax.
For example, the Fund may elect to treat a PFIC as a "qualified electing fund"
(a "QEF election"), in which case the Fund would be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. Such Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings
"to the market" as though it had sold and repurchased its holdings in those
PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require such Fund to liquidate other investments (including when it is not advantageous

                                       55

to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Other Tax Considerations. A Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other Strategic Transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate the Fund's income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses.
These rules could therefore affect the amount, timing and character of distributions to investors.

The Fund's investment in zero coupon bonds and other debt obligations having original issue discount may cause the Fund to recognize taxable income in excess of any cash received from the investment.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of a Fund's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a flat U.S.
withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which a Fund is entitled are disclosed in a Fund's annual and semi-annual reports to shareholders.

All distributions by a Fund result in a reduction in the net asset value of that
Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.
Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

                                       56

                                 NET ASSET VALUE

The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the
Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr.
Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq")
system or another over-the-counter ("OTC") market is valued at its Nasdaq
Official Closing Price ("NOCP") on Nasdaq or its most recent sale price on such other OTC market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange or OTC market as of the
Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time. In the case of certain foreign exchanges or OTC markets, the closing price reported by the exchange or OTC market (which may sometimes be referred to as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the bid prices), if available, and otherwise at the average of most recent bid quotation or evaluated prices, if applicable, on the value date, obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange.
Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts
(and options thereon) are valued at the most recent settlement price, if available, on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile
Exchange, closing settlement times are prior to the close of trading on the New
York Stock Exchange.

                                       57

For stock index futures contracts which trade on the Chicago Mercantile
Exchange, closing settlement prices are normally available at approximately 4:20
Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation
Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's
Pricing Committee.

                              OFFICERS AND TRUSTEES

Scudder Securities Trust -- Scudder 21st Century Growth Fund

The following table presents certain information regarding the Independent
Trustees of each Trust as of October 1, 2003. Each Trustee's age as of October
1, 2003 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Director/Trustee is c/o Deutsche
Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The
term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because each Fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of each Trust may also serve in similar capacities with other funds in the fund complex.

Independent Trustees

Name, Age, Position(s)                                                             Number of Funds
Held with the Fund and       Principal Occupation(s) During Past 5 Years and       in Fund Complex
Length of Time Served/1/     Other Directorships Held                              Overseen
--------------------------------------------------------------------------------------------------
Henry P. Becton, Jr. (59)    President, WGBH Educational Foundation.                     48
Trustee, 1990-present        Directorships: Becton Dickinson and Company
                             (medical technology company); The A.H. Belo Company
                             (media company); Concord Academy; Boston Museum of
                             Science; Public Radio International. Former
                             Directorship American Public Television; New
                             England Aquarium; Mass Corporation for Educational
                             Telecommunications; Committee for Economic
                             Development; Public Broadcasting Service
--------------------------------------------------------------------------------------------------
Dawn-Marie Driscoll (56)     President, Driscoll Associates (consulting firm);           48
Trustee, 1987-present        Executive Fellow, Center for Business Ethics,
                             Bentley College; formerly, Partner, Palmer & Dodge
                             (1988-1990); Vice President of Corporate Affairs
                             and General Counsel, Filene's (1978-1988).

                                       58

Name, Age, Position(s)                                                             Number of Funds
Held with the Fund and       Principal Occupation(s) During Past 5 Years and       in Fund Complex
Length of Time Served/1/     Other Directorships Held                              Overseen
--------------------------------------------------------------------------------------------------
                             Directorships: CRS Technology (technology service
                             company); Advisory Board, Center for Business
                             Ethics, Bentley College; Board of Governors,
                             Investment Company Institute; former Chairman, ICI
                             Directors Services Committee
--------------------------------------------------------------------------------------------------
Keith R. Fox (49)            Managing Partner, Exeter Capital Partners (private           48
Trustee, 1996-present        equity funds). Directorships: Facts on File (school
                             and library publisher); Progressive Holding
                             Corporation (kitchen importer and distributor);
                             Cloverleaf Transportation Inc. (trucking); K-Media,
                             Inc. (broadcasting); Natural History, Inc.
                             (magazine publisher); National Association of Small
                             Business Investment Companies (trade association)
--------------------------------------------------------------------------------------------------
Louis E. Levy (70)           Retired. Formerly, Chairman of the Quality Control           48
Trustee, 2002-present        Inquiry Committee, American Institute of Certified
                             Public Accountants (1992-1998); Partner, KPMG LLP
                             (1958-1990). Directorships: Household International
                             (banking and finance); ISI Family of Funds
                             (registered investment companies; 4 funds
                             overseen); Kimberly-Clark Corporation (personal
                             consumer products)
--------------------------------------------------------------------------------------------------
Jean Gleason Stromberg       Retired. Formerly, Consultant (1997-2001);                   48
(59) Trustee, 1999-present   Director, US General Accounting Office (1996-1997);
                             Partner, Fulbright & Jaworski, L.L.P. (law firm)
                             (1978-1996). Directorships: The William and Flora
                             Hewlett Foundation; Service Source, Inc.
--------------------------------------------------------------------------------------------------
Jean C. Tempel (60)          Managing Partner, First Light Capital (venture               48
Trustee, 1994-present        capital group) (2000-present); formerly, Special
                             Limited Partner, TL Ventures (venture capital fund)
                             (1996-1998); General Partner, TL Ventures
                             (1994-1996); President and Chief Operating Officer,
                             Safeguard Scientifics, Inc. (public technology
                             business incubator company) (1991-1993).
                             Directorships: Sonesta International Hotels, Inc.;
                             Aberdeen Group (technology research); The
                             Reference, Inc. (IT consulting for financial
                             services); United Way of Mass Bay. Trusteeships:
                             Connecticut College, Chair, Finance Committee;
                             Northeastern University, Chair, Funds and Endowment
                             Committee
--------------------------------------------------------------------------------------------------
Carl W. Vogt (67)            Senior Partner, Fulbright & Jaworski, L.L.P. (law            48
                             firm);

                                       59

Name, Age, Position(s)                                                             Number of Funds
Held with the Fund and       Principal Occupation(s) During Past 5 Years and       in Fund Complex
Length of Time Served/1/     Other Directorships Held                              Overseen
--------------------------------------------------------------------------------------------------
Trustee, 2002-present        formerly, President (interim) of Williams
                             College (1999-2000); President, certain funds in
                             the Deutsche Asset Management Family of Funds
                             (formerly, Flag Investors Family of Funds)
                             (registered investment companies) (1999-2000).
                             Directorships: Yellow Corporation (trucking);
                             American Science & Engineering (x-ray detection
                             equipment); ISI Family of Funds (registered
                             investment companies, 4 funds overseen); National
                             Railroad Passenger Corporation (Amtrak); formerly,
                             Chairman and Member, National Transportation Safety
                             Board
--------------------------------------------------------------------------------------------------

Interested Trustee and Officers

Name, Age, Position(s)                                                             Number of Funds
Held with the Fund and       Principal Occupation(s) During Past 5 Years and       in Fund Complex
Length of Time Served/1/     Other Directorships Held                              Overseen
--------------------------------------------------------------------------------------------------
Richard T. Hale/2/,/3/       Managing Director, Deutsche Investment Management           201
(58) Chairman and Trustee,   Americas Inc (2003 to present); Managing Director,
2002-present, and            Deutsche Bank Securities Inc. (formerly Deutsche
President, 2003-present      Banc Alex. Brown Inc.) and Deutsche Asset
                             Management (1999 to present); Director and
                             President, Investment Company Capital Corp.
                             (registered investment advisor) (1996 to present);
                             Director, Deutsche Global Funds, Ltd. (2000 to
                             present), CABEI Fund (2000 to present), North
                             American Income Fund (2000 to present) (registered
                             investment companies); Director, Scudder Global
                             Opportunities Fund (since 2003); Director/Officer
                             Deutsche/Scudder Mutual Funds (various dates);
                             President, Montgomery Street Income Securities,
                             Inc. (2002 to present) (registered investment
                             companies); Vice President, Deutsche Asset
                             Management, Inc. (2000 to present); formerly,
                             Director, ISI Family of Funds (registered
                             investment companies; 4 funds overseen) (1992-1999)
--------------------------------------------------------------------------------------------------
Daniel O. Hirsch/3/ (49)     Managing Director, Deutsche Asset Management                n/a
Vice President and           (2002-present) and Director, Deutsche Global Funds
Assistant Secretary,         Ltd. (2002-present); formerly, Director, Deutsche
2002-present                 Asset Management (1999-2002); Principal, BT Alex.
                             Brown Incorporated (now Deutsche Bank Securities
                             Inc.) (1998-1999); Assistant General Counsel,
                             United States Securities and Exchange Commission
                             (1993-1998)
--------------------------------------------------------------------------------------------------
John Millette/4/ (40)        Director, Deutsche Asset Management                         n/a
Vice President and
Secretary, 1999-present
--------------------------------------------------------------------------------------------------
Kenneth Murphy (39) Vice     Vice President, Deutsche Asset Management                   n/a
President, 2002-             (2000-present); formerly, Director, John Hancock
                             Signature Services

                                       60

Name, Age, Position(s)                                                             Number of Funds
Held with the Fund and       Principal Occupation(s) During Past 5 Years and       in Fund Complex
Length of Time Served/1/     Other Directorships Held                              Overseen
--------------------------------------------------------------------------------------------------
                             (1992-2000); Senior Manager, Prudential Mutual Fund
                             Services (1987-1992)
--------------------------------------------------------------------------------------------------
Charles A. Rizzo/4/ (45)     Director, Deutsche Asset Management (April                  n/a
Treasurer, 2002-present      2000-present). Formerly, Vice President and
                             Department Head, BT Alex. Brown Incorporated (now
                             Deutsche Bank Securities Inc.) (1998-1999); Senior
                             Manager, Coopers & Lybrand L.L.P. (now
                             PricewaterhouseCoopers LLP) (1993-1998)
--------------------------------------------------------------------------------------------------
Caroline Pearson/4/ (41)     Managing Director, Deutsche Asset Management                n/a
Assistant Secretary,
1997-present
--------------------------------------------------------------------------------------------------
Kathleen Sullivan            Director, Deutsche Asset Management                         n/a
D'Eramo/4/ (46) Assistant
Treasurer, 2003-present
--------------------------------------------------------------------------------------------------
Salvatore Schiavone/4/       Director, Deutsche Asset Management.                        n/a
(37) Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------
Lucinda Stebbins/4/ (57)     Director, Deutsche Asset Management.                        n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------
James Fenger/4/ (43) Vice    Managing Director of Deutsche Asset Management              n/a
President, 1998-present
--------------------------------------------------------------------------------------------------
Audrey Jones/4/ (57) Vice    Managing Director of Deutsche Asset Management              n/a
President, 2002-present
--------------------------------------------------------------------------------------------------

/1/  Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the
     Officer(s) of

                                       61

     the Trust, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.

/2/  As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Funds within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Funds.

/3/  Address: One South Street, Baltimore, Maryland

/4/  Address: Two International Place, Boston, Massachusetts

Trustees' and Officers' Roles with Principal Underwriter: Scudder Distributors,
Inc.

Kenneth Murphy: Vice President

Caroline Pearson: Secretary

Trustees' Responsibilities. The officers of each Trust manage each Fund's day-to-day operations under the direction of the Trusts' Board of Trustees. The primary responsibility of the Board of Trustees is to represent the interests of the Fund's shareholders and to provide oversight of the management of the Fund.
Currently, seven of the Board's members are Independent Trustees; that is, they are not "interested persons" (as defined in the 1940 Act) of the Trust or the
Advisor.

The Trustees meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements.
In 2002, the Trustees conducted over 36 meetings to deal with fund issues
(including regular and special board and committee meetings). These meetings were held over the course of 24 different days. In addition, various Trustees participated as members of the Board's Valuation Committee throughout the year.
Furthermore, the Independent Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the
Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the
Advisory Group on Best Practices for Fund Directors. For example, the
Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The
Trustees are also assisted in this regard by the Fund's independent public accountants and other independent experts retained from time to time for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.

For a discussion of the factors considered by the Board in connection with its most recent approval of the continuation of the Fund's management

                                       62

contracts, please refer to "Management of the Funds -- Board Considerations in
Connection with Annual Renewal of Investment Management Agreements."

Board Committees. The Fund's board has the following standing committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Funds, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Keith R. Fox, Louis E. Levy
(Chair), Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Trust's
Audit Committee held three meetings during each Fund's last calendar year.

Committee on Independent Trustees: The Committee on Independent Trustees selects and nominates Independent Trustees*; establishes Trustee compensation, retirement, fund ownership and other corporate governance policies and conducts periodic reviews of independent legal counsel. The members of the Committee on
Independent Trustees are Henry P. Becton, Jr., Dawn-Marie Driscoll (Chair),
Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel and Carl W.
Vogt. The Trust's Committee on Independent Trustees held eleven meetings during each Fund's last calendar year.

Valuation Committee: The Valuation Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of the
Fund's securities as needed in accordance with the Valuation Procedures when actual market values are unavailable and performs such other tasks as the full
Board deems necessary. The members of the Valuation Committee are Keith R. Fox and Richard T. Hale. The Alternate Valuation Committee members are Henry P.
Becton, Jr., Dawn-Marie Driscoll, Jean Gleason Stromberg and Jean C. Tempel. The
Trust's Valuation Committee held seven meetings during each Fund's last calendar year.

Investment Oversight Committee: The Board has established two Investment
Oversight Committees, one focusing on funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on funds primarily investing in fixed income securities (the "Fixed Income Oversight
Committee"). These Committees meet regularly with fund portfolio managers and other investment personnel to review the relevant funds' investment strategies and investment performance. The members of the Equity Oversight Committee are
Henry P. Becton, Jr. (Chair), Jean C. Tempel and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith R. Fox,
Louis E. Levy and Jean Gleason Stromberg (Chair). Each Investment Oversight
Committee held four meetings during calendar year 2002.

Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports to the Board on matters relating to the quality, type and level of services provided to fund shareholders and the quality of type of distribution-related services provided to the funds. The members of the
Shareholder Servicing Committee are Keith R. Fox (Co-Chair), Jean C. Tempel
(Co-Chair), Henry P. Becton, Jr., Dawn-Marie Driscoll, Louis E. Levy, Jean
Gleason Stromberg, and Carl W. Vogt. The Trust's Shareholder Servicing Committee
held four meetings during each Fund's last fiscal year.

*    Fund Shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the secretary of the Fund.

Remuneration. Each Independent Trustee receives compensation from the Funds for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent
Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at

                                       63

directors' conferences or service on special director task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the
Fund. The following table shows compensation received by each Trustee from the
Trust and aggregate compensation from the fund complex during the most recent calendar year.

                                                        Pension or Retirement    Total Compensation
                              Compensation from           Benefits Accrued            Paid to
Name of Trustee**          21st Century Growth Fund   as Part of Fund Expenses        Trustees
------------------------   ------------------------   ------------------------   ------------------
Henry P. Becton, Jr.               $ 1,639                       $0
Dawn-Marie Driscoll                $ 1,719                       $0
Keith R. Fox                       $ 1,638                       $0
Louis E. Levy*                     $ 1,270                       $0
Jean Gleason Stromberg             $ 1,621                       $0
Jean C. Tempel                     $ 1,598                       $0
Carl W. Vogt*                      $ 1,316                       $0

*    Newly elected Trustees, effective April 8, 2002.

                                       64

Trustee Fund Ownership. The following sets forth ranges of Trustee beneficial share ownership as of December 31, 2002.

                                                               Aggregate Dollar Range of
                                                                Securities Owned in All
                         Dollar Range of Securities Owned in   Funds in the Fund Complex
Name of Trustees               21st Century Growth Fund           Overseen by Trustees
----------------------   -----------------------------------   -------------------------
Henry P. Becton, Jr.                 $1 - $10,000                    Over $100,000
Dawn-Marie Driscoll                      None                        Over $100,000
Keith Fox                                None                        Over $100,000
Louis E. Levy                            None                        Over $100,000
Richard T. Hale                          None                        Over $100,000
Jean Gleason Stromberg                   None                        Over $100,000
Jean C. Tempel                           None                        Over $100,000
Carl W. Vogt                             None                        Over $100,000

As of October 31, 2003, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities
Exchange Act of 1934) less than 1% of the Fund.

To the best of the Fund's knowledge, as of October 31, 2003, no person owned beneficially more than 5% of each class of the Fund's outstanding shares, except as noted below.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class S were held in the name of Fidelity Investments Institutional Operations Company, 100 Magellan Way,
Covington, KY 41015 who may be deemed to be beneficial owner of such shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class S were held in the name of Scudder Trust Company, for the benefit of Farmer's Group, Inc. Employee
Profit Sharing Savings Plan, P.O. Box 957, Salem, NH 03079 who may be deemed to be beneficial owner of such shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class A were held in the name of Scudder Trust Company, Trustee for Credence Systems Corp. Savings &
Retirement Plan, P.O. Box 1757, Salem, NH 03079 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class A were held in the name of Banc One Securities Corp., for the benefit of The One Select Portfolio,
1111 Polaris Parkway, Columbus, OH 43240 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class B were held in the name of First Clearing Corporation, for the benefit

                                       65

of customers, 10700 Wheat First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class C were held in the name of Banc One Securities Corp., for the benefit of The One Select Portfolio,
1111 Polaris Parkway, Columbus, OH 43240 who may be deemed to be the beneficial owner of certain of these shares.

Scudder Aggressive Growth Fund and Scudder Dynamic Growth Fund

The following table presents certain information regarding the Independent
Trustees and Executive Officers of each Trust as of October 1, 2003. Each
Trustee's age as of October 1, 2003 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each
Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago,
Illinois 60606. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the Declaration of Trust or the Bylaws. Because the
Fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of the Fund may also serve in similar capacities with other funds in the fund complex.

Independent Trustees

Name, Age, Position(s)
Held with the Trust and                                                                    Number of Funds
Length of Time              Principal Occupation(s) During Past 5 Years and                in Scudder Fund
Served/1/                   Other Directorships Held                                       Complex Overseen
-----------------------------------------------------------------------------------------------------------
John W. Ballantine (57)     Retired; formerly, Executive Vice President and Chief Risk            82
Trustee, 1999-present       Management Officer, First Chicago NBD Corporation/The First
                            National Bank of Chicago (1996-1998); Executive Vice
                            President and Head of International Banking (1995-1996).
                            Directorships: Enron Corporation (energy trading firm)
                            (effective May 30, 2002); First Oak Brook Bancshares, Inc.;
                            Oak Brook Bank; American Healthways, Inc. (provider of
                            disease and care management services); Prisma Energy
                            International (owner and operator of Enron's international energy infrastructure business); FNB Corporation (bank
                            holding company).
-----------------------------------------------------------------------------------------------------------
Lewis A. Burnham (70)       Retired; formerly, Director of Management Consulting,                 82
Trustee, 1977-present       McNulty & Company (1990-1998); prior thereto, Executive Vice
                            President, Anchor Glass Container Corporation.
-----------------------------------------------------------------------------------------------------------
Donald L. Dunaway (66)      Retired; formerly, Executive Vice President, A.O. Smith               82
Trustee, 1980-present       Corporation (diversified manufacturer) (1963-1994).
-----------------------------------------------------------------------------------------------------------
James R. Edgar (57)         Distinguished Fellow, University of Illinois, Institute of            82
Trustee, 1999-present       Government and Public Affairs (1999-present); formerly,
                            Governor, State of Illinois (1991-1999). Directorships:
                            Kemper Insurance Companies; John B. Sanfilippo & Son, Inc.
                            (processor/packager/marketer of nuts, snacks and candy
                            products); Horizon Group Properties, Inc.; Youbet.com
                            (online wagering platform); Alberto-Culver Company
                            (manufactures, distributes and markets health and
                            beauty-care products).
-----------------------------------------------------------------------------------------------------------

                                       66

Name, Age, Position(s)
Held with the Trust and                                                                    Number of Funds
Length of Time              Principal Occupation(s) During Past 5 Years and                in Scudder Fund
Served/1/                   Other Directorships Held                                       Complex Overseen
-----------------------------------------------------------------------------------------------------------
Paul K. Freeman (53)        President, Cook Street Holdings (consulting); Adjunct                 82
Trustee, 2002-present       Professor, University of Denver; Consultant, World
                            Bank/Inter-American Development Bank; formerly, Project
                            Leader, International Institute for Applied Systems Analysis
                            (1998-2001); Chief Executive Officer, The Eric Group, Inc.
                            (environmental insurance) (1986-1998).
-----------------------------------------------------------------------------------------------------------
Robert B. Hoffman (66)      Retired; formerly, Chairman, Harnischfeger Industries, Inc.           82
Trustee, 1981-present       (machinery for the mining and paper industries) (1999-2000);
                            prior thereto, Vice Chairman and Chief Financial Officer,
                            Monsanto Company (agricultural, pharmaceutical and
                            nutritional/food products) (1994-1999).
-----------------------------------------------------------------------------------------------------------
Shirley D. Peterson (62)    Retired; formerly, President, Hood College (1995-2000);               82
Trustee, 1995-present       prior thereto, Partner, Steptoe & Johnson (law firm);
                            Commissioner, Internal Revenue Service; Assistant Attorney
                            General (Tax), US Department of Justice. Directorships:
                            Bethlehem Steel Corp.; Federal Mogul Corp. (supplier of
                            automotive components and subsystems); Trustee, Bryn Mawr
                            College.
-----------------------------------------------------------------------------------------------------------
Fred B. Renwick (73)        Retired; Professor Emeritus of Finance, New York University,          82
Trustee, 1988-present       Stern School of Business (2001-present); formerly,
                            Professor, New York University Stern School of business
                            (1965-2001). Directorships: The Wartburg Foundation;
                            Chairman, Finance Committee of Morehouse College Board of
                            Trustees; formerly, Director of Board of Pensions,
                            Evangelical Lutheran Church in America; member of the
                            Investment Committee of Atlanta University Board of
                            Trustees; Chair of the Investment Committee, American Bible
                            Society Board of Trustees.
-----------------------------------------------------------------------------------------------------------
William P. Sommers (70)     Retired; formerly, President and Chief Executive Officer,             82
Trustee, 1979-present       SRI International (research and development) (1994-1998);
                            prior thereto, Executive Vice President, Iameter (medical
                            information and educational service provider); Senior Vice
                            President and Director, Booz, Allen & Hamilton Inc.
                            (management consulting firm). Directorships: PSI Inc.
                            (satellite engineering and components); Evergreen Solar,
                            Inc. (develop/manufacture solar electric system engines); H2
                            Gen (manufacture hydrogen generators); Zassi Medical
                            Evolutions, Inc. (specialists in intellectual property
                            opportunities in medical device arena); Guckenheimer
                            Enterprises (executive food services).
-----------------------------------------------------------------------------------------------------------
John G. Weithers (70)       Retired; formerly, Chairman of the Board and Chief Executive          82
Trustee, 1993-present       Officer, Chicago Stock Exchange. Directorships: Federal Life
                            Insurance Company; Chairman of the Members of the
                            Corporation and Trustee, DePaul University; formerly,
                            International Federation of Stock Exchanges; Records
                            Management Systems.
-----------------------------------------------------------------------------------------------------------

                                       67

Interested Trustee/2/ and Officers

Name, Age, Position(s)
Held with the Trust and                                                                    Number of Funds
Length of Time              Principal Occupation(s) During Past 5 Years and                in Scudder Fund
Served/1/                   Other Directorships Held                                       Complex Overseen
-----------------------------------------------------------------------------------------------------------
Richard T. Hale/2,3/ (58)   Managing Director, Deutsche Investment Management Americas            20
Chairman and Trustee,       Inc. (2003 to present); Managing Director, Deutsche Bank
2002-present, and           Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.)
President, 2003-            and Deutsche Asset Management (1999 to present); Director
present                     and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche
                            Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to
                            present), North American Income Fund (2000 to present)
                            (registered investment companies); Director, Scudder Global
                            Opportunities Fund (since 2003); Director/Officer
                            Deutsche/Scudder Mutual Funds (various dates); President,
                            Montgomery Street Income Securities, Inc. (2002 to present)
                            (registered investment companies); Vice President, Deutsche
                            Asset Management, Inc. (2000 to present); formerly,
                            Director, ISI Family of Funds (registered investment
                            companies; 4 funds overseen) (1992-1999)
----------------------------------------------------------------------------------------------------------
Philip J. Collora (58)      Director, Deutsche Asset Management                                   n/a
Vice President and
Assistant Secretary,
1986-present

----------------------------------------------------------------------------------------------------------
Daniel O. Hirsch/3/ (49)    Managing Director, Deutsche Asset Management (2002-present)           n/a
Vice President and          and Director, Deutsche Global Funds Ltd. (2002-present);
Assistant Secretary,2002-   formerly, Director, Deutsche Asset Management (1999-2002);
present                     Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                            Securities Inc.) (1998-1999); Assistant General Counsel,
                            United States Securities and Exchange Commission (1993-1998)
----------------------------------------------------------------------------------------------------------
Kenneth Murphy/4/ (39)      Vice President, Deutsche Asset Management (2000-present);             n/a
Vice President, 2002-       formerly, Director, John Hancock Signature Services
present                     (1992-2000); Senior Manager, Prudential Mutual Fund Services
                            (1987-1992)
----------------------------------------------------------------------------------------------------------
Julie Van Cleave (44)       Managing Director, Deutsche Asset Management                          n/a
Vice President, 2003-
present
----------------------------------------------------------------------------------------------------------
Charles A. Rizzo/4/ (46)    Director, Deutsche Asset Management (April 2000 to present);          n/a
Treasurer, 2002-present     formerly, Vice President and Department Head, BT Alex. Brown
                            Incorporated (now Deutsche Bank Securities Inc.)
                            (1998-1999); Senior Manager, Coopers & Lybrand
----------------------------------------------------------------------------------------------------------

                                       68

Name, Age, Position(s)
Held with the Trust and                                                                    Number of Funds
Length of Time              Principal Occupation(s) During Past 5 Years and                in Scudder Fund
Served/1/                   Other Directorships Held                                       Complex Overseen
-----------------------------------------------------------------------------------------------------------
                            L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
-----------------------------------------------------------------------------------------------------------
John Millette/4/ (41)       Director, Deutsche Asset Management                                   n/a
Secretary, 2001-present
----------------------------------------------------------------------------------------------------------
Lisa Hertz (33)             Assistant Vice President, Deutsche Asset Management                   n/a
Assistant Secretary,
2003- present
----------------------------------------------------------------------------------------------------------
Caroline Pearson/4/ (41)    Managing Director, Deutsche Asset Management                          n/a
Assistant Secretary,
1998- present
----------------------------------------------------------------------------------------------------------
Kathleen                    Director, Deutsche Asset Management                                   n/a
Sullivan D'Eramo/4/ (46)
Assistant Treasurer,
2003-present
----------------------------------------------------------------------------------------------------------
Salvatore Schiavone/4/      Director, Deutsche Asset Management.                                  n/a
(37) Assistant Treasurer,
2003-present
----------------------------------------------------------------------------------------------------------
Lucinda Stebbins/4/ (57)    Director, Deutsche Asset Management.                                  n/a
Assistant Treasurer,
2003-present
----------------------------------------------------------------------------------------------------------

/1/  Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including each Fund, managed by the Advisor. For the
     Officers of each Fund, length of time served represents the date that each
     Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.

/2/  As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Funds within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Funds.

/3/  Address: One South Street, Baltimore, Maryland

/4/  Address: Two International Place, Boston, Massachusetts

Paul Freeman, prior to his service as independent trustee of the Funds, served as a board member of certain funds in the Deutsche Bank complex ("DB Funds"). In connection with his resignation and the resignation of certain other board members as trustees of the DB Funds on July 30, 2002 (the "Effective Date"),
which was part of a restructuring of the boards overseeing the DB Funds,
Deutsche Asset Management, Inc. ("DeAM") agreed to recommend, and, if necessary obtain, directors and officers ("D&O") liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third

                                       69

party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors,
Inc.

Kenneth Murphy:      Vice President
Caroline Pearson:    Secretary
Philip J. Collora:   Assistant Secretary

Trustees' Responsibilities. The officers of each Trust manage each Fund's day-to-day operations under the direction of the Trusts' Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of each Fund and to provide oversight of the management of each
Fund. A majority of the Trusts' Board members are not affiliated with the
Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the
Committees' responsibilities.

Board Committees: Each Trust's Board has the following committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Funds, confers with the independent auditors regarding the Fund financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Donald
L. Dunaway (Chairman), Robert B. Hoffman and Lewis A. Burnham. The Audit
Committee held eight meetings during calendar year 2002.

Nominating and Governance Committee: The Nominating and Governance Committee,
which consists of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman),
James R. Edgar and Shirley D. Peterson. The Nominating and Governance Committee
held five meetings during calendar year 2002. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) to the Secretary of the Trust.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Fund's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W.
Ballantine and Richard T. Hale. Alternative Valuation Committee members are
William P. Sommers, Donald L. Dunaway, and John G. Weithers. The Funds'
Valuation Committee held four meetings during calendar year 2002.

Operations Committee: The Operations Committee oversees the operations of the
Fund, such as reviewing the Fund's administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements, and shareholder services. Currently, the members of the
Operations Committee are John W. Ballantine (Chairman), Paul K. Freeman, Fred B.
Renwick and John G. Weithers. The Trust's Operations Committee held 10 meetings during calendar year 2002.

Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the Funds, such as investment performance and risk, expenses and services provided under the investment management

                                       70

agreement. The current members of the Equity Oversight Committee are Robert B.
Hoffman (Chairman), Lewis A. Burnham and John G. Weithers. The Trust's Equity
Oversight Committee held four meetings during calendar year 2002.

Remuneration. Each Independent Trustee receives from each Fund a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor which may have different fee schedules. The Advisor supervises the Funds' investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Funds and receives a management fee for its services.

The Board of Trustees of the Trusts established a deferred compensation plan for the Independent Trustees ("Deferred Compensation Plan"). Under the Deferred
Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Trusts, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor ("Shadow Shares"). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously,
Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Trustees' share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Funds, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by each Fund. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Trusts and aggregate compensation from the fund complex during the most recent calendar year.

                                                                                                    Total
                           Compensation from    Compensation from   Pension or Retirement      Compensation Paid
                           Scudder Aggressive    Scudder Dynamic     Benefits Accrued as        to Trustees from
Name of Trustee               Growth Fund*        Growth Fund*      Part of Fund Expenses   Fund Complex/(4)(5)/
------------------------   ------------------   -----------------   ---------------------   --------------------
John W. Ballantine               $2,635               $3,503                 $0                    $225,470
Lewis A. Burnham                 $2,159               $2,976                 $0                    $196,060
Donald L. Dunaway/(1)/           $2,637               $3,544                 $0                    $225,370
James R. Edgar/(2)/              $2,050               $2,880                 $0                    $183,770
Paul K. Freeman**                $1,388               $1,896                 $0                    $124,198
Robert B. Hoffman                $2,043               $2,864                 $0                    $187,210
Shirley D. Peterson/(3)/         $2,164               $3,044                 $0                    $206,010
Fred B. Renwick                  $2,336               $3,156                 $0                    $199,280
William P. Sommers               $2,198               $3,023                 $0                    $196,110
John G. Weithers                 $2,390               $3,252                 $0                    $211,230

*    Scudder Aggressive Growth Fund and Scudder Dynamic Growth Fund each consist of one fund.

**   Newly elected Trustee effective May 15, 2002.

/(1)/Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow
     Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from Scudder Dynamic Growth
     Fund to Mr. Dunaway are $14,593.

/(2)/Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by
     Governor Edgar. Total deferred fees (including interest thereon

                                       71

     and the return from the assumed investment in the funds managed by the
     Advisor) payable from Scudder Aggressive Growth Fund and Scudder Dynamic
     Growth Fund to Governor Edgar are $2,686 and $3,570, respectively.

/(3)/ Includes $19,020 in annual retainer fees received by Ms. Peterson in her role as lead Trustee.

/(4)/ For each Trustee (except for Mr. Freeman) total compensation includes compensation for service on the boards of 33 trusts/corporations comprised of 85 funds/portfolios. For Mr. Freeman, the total includes compensation for service, for partial periods, on the boards of 34 trust/corporations comprised of 97 funds/portfolios. Each trustee, including Mr. Freeman, currently serves on the boards of 33 DeAM trusts/corporations comprised of
     82 funds/portfolios.

/(5)/ Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of the Chicago Board in connection with the sale of the
     Advisor to Deutsche Bank AG. Such amounts totaled $36,190 for Messrs.
     Ballantine and Dunaway, $25,850 for Mr. Burnham, $24,070 for Mr. Edgar,
     $10,170 for Mr. Freeman, $20,680 for Messrs. Hoffman and Sommers, $34,070
     for Ms. Peterson, $25,680 for Mr. Renwick and $30,850 for Mr. Weithers.
     These meeting fees were borne by the Advisor.

Trustee Fund Ownership. Under each Trust's Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years each Independent Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on "shadow investments" in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular
Independent Trustee's personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment)
of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Trustee's share ownership of each Fund and all funds in the fund complex overseen by the
Trustee as of December 31, 2002.

                        Dollar Range of       Dollar Range of     Aggregate Dollar Range of
                      Securities Owned in   Securities Owned in    Securities Owned in All
                        Scudder Dynamic     Scudder Aggressive    Funds in the Fund Complex
Name of Trustee           Growth Fund           Growth Fund          Overseen by Trustee
-------------------   -------------------   -------------------   -------------------------
John W. Ballantine            None                  None                Over $100,000
Lewis A. Burnham       $10,001 - $ 50,000           None                Over $100,000
Donald L. Dunaway*     $50,000 - $100,000       $1 - $10,000            Over $100,000
James R. Edgar*        $10,001 - $ 50,000           None                Over $100,000
Paul K. Freeman               None                  None                     None
Richard T. Hale               None                  None                Over $100,000
Robert B. Hoffman      $10,000 - $ 50,000           None                Over $100,000
Shirley D. Peterson           None                  None                Over $100,000
Fred B. Renwick               None                  None                Over $100,000
William P. Sommers     $10,001 - $ 50,000           None                Over $100,000
John G. Weithers                                    None                Over $100,000

*    The dollar range of shares shown includes share equivalents of certain
     Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to a Trust's Deferred Compensation Plan as more fully described above under "Remuneration."

As of November   , 2003, all Trustees and Officers of the Funds as a group
                --
owned beneficially (as that term is defined in section 13(d) of the Securities
Exchange Act of 1934) less than 1% of each class of Aggressive Growth Fund.

                                       72

To the best of each Fund's knowledge, as of November   , 2003, no person
                                                      --
owned beneficially more than 5% of each class of Aggressive Growth Fund's outstanding shares, except as noted below.

As of November   , 2003, [   ] shares in the aggregate, or [   ]% of the
               --         ---                               ---
outstanding shares of Scudder Aggressive Growth Fund, Class I were held in the name of Scudder Investments, Profit Sharing Plan, 60 Wall Street, New York, NY
10005 who may be deemed to be the beneficial owner of certain of these shares.

[As of November   , 2003, all Trustees and Officers of the Funds as a group
                --
owned beneficially (as that term is defined in section 13(d) of the Securities
Exchange Act of 1934) less than 1% of each class of each Fund.]

[To the best of each Fund's knowledge, as of November   , 2003, no person
                                                      --
owned beneficially more than 5% of each class of the Fund's outstanding shares, except as noted below.]

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder Dynamic Growth Fund, Class A were held in the name of First Clearing Corp., for the benefit of customers, 10700 Wheat First Drive,
Glenn Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder Dynamic Growth Fund, Class I were held in the name of Scudder Investments Profit Sharing Plan, 60 Wall Street, New York, NY 10005
who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder Dynamic Growth Fund, Class I were held in the name of Scudder Investments Money Purchase Plan, 60 Wall Street, New York, NY 10005
who may be deemed to be the beneficial owner of certain of these shares.

                               TRUST ORGANIZATION

Scudder 21st Century Growth Fund is a series of Scudder Securities Trust, a
Massachusetts business trust established under a Declaration of Trust dated
October 16, 1985, as amended from time to time. The Fund's shares are currently divided into six classes: Class A, Class B, Class C, Class I, Class AARP and
Class S shares.

                                       73

Scudder Aggressive Growth Fund is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1996, as amended from time to time. The Fund's shares are currently divided into four classes: Class A, Class
B, Class C and Class I shares.

Scudder Dynamic Growth Fund, formerly Scudder Small Capitalization Equity Fund, is a Massachusetts business trust established under a Declaration of Trust dated
October 24, 1985, as amended from time to time. The Fund's shares are currently divided into four classes: Class A, Class B, Class C and Class I shares.

The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Fund's prospectus. Each share has equal rights with each other share of the same class of the Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval. A Fund generally is not required to hold meetings of its shareholders. Under the Agreement and
Declaration of Trust of a Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act;
(c) any termination or reorganization of a Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the
Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof) to the extent provided therein; and (e) such additional matters as may be required by law, the
Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable.
Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declarations of Trust provide that obligations of each Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the
Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a
Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a
Fund or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed.

                                       74

Any of the Trustees of Scudder 21st Century Growth Fund may be removed (provided the aggregate number of Trustees after such removal shall not be less than one)
with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such
Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the
Trustees will assist shareholder communications to the extent provided for in
Section 16(c) under the 1940 Act.

Any Trustee of Scudder Aggressive Growth Fund and Scudder Dynamic Growth Fund
may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the mater voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the Trust's portfolio securities and executed by the shareholder entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Trust, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a
Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

It is possible that a Fund might become liable for a misstatement regarding another Fund. The Trustees of each Fund have considered this and approved the use of a combined SAI for the Funds.

                             PROXY VOTING GUIDELINES

Each Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. Each Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with each Fund's best economic interests. The Advisor has adopted its own Proxy
Voting Policies and Procedures ("Policies") and Proxy Voting Guidelines
("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of each Fund and the interests of the Advisor and its affiliates, including each Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

     .    Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

     .    Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

     .    Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The
          Advisor generally votes for fair price proposals.

     .    Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The
Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment Advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated

                                       75

investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting).

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with each Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the board, or of a majority of the board. In addition, the
Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment
Advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the
Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the
Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be refused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the
Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

Information regarding how a Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-621-1048.

                              FINANCIAL STATEMENTS

The financial statements, including the portfolio of investments, of Scudder
21st Century Growth Fund, together with the Report of Independent Accountants,
Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated July 31, 2003 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of
Additional Information.

The financial statements, including the portfolios of investments, of Scudder
Aggressive Growth Fund and Scudder Dynamic Growth Fund, together with the
Reports of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Reports to the Shareholders of the Funds, each dated
September 30, 2003, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                             ADDITIONAL INFORMATION

The CUSIP numbers of Scudder 21st Century Growth Fund are:

Class A 811196-807

Class B 811196-872

Class C 811196-880

Class I 811196-732

                                       76

Scudder 21st Century Growth Fund has a fiscal year ending July 31.

The CUSIP numbers of Scudder Aggressive Growth Fund are:

Class A 81111M-107

Class B 81111M-206

Class C 81111M-305

Class I 81111M-404

Scudder Aggressive Growth Fund has a fiscal year ending September 30.

The CUSIP numbers of Scudder Dynamic Growth Fund are:

Class A 811197-102

Class B 811197-201

Class C 811197-300

Class I 811197-409

Scudder Dynamic Growth fund has a fiscal year ending September 30.

This Statement of Additional Information contains the information of Scudder
21st Century Growth Fund, Scudder Aggressive Growth Fund and Scudder Dynamic
Growth Fund. Each Fund, through its combined prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.

The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                       77

                            SCUDDER SECURITIES TRUST

                            Scudder Development Fund
                             Class S and Class AARP

                        Scudder 21st Century Growth Fund
                             Class S and Class AARP

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2003

This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus for Class S and AARP shares of Scudder 21st Century Growth Fund and Scudder Development Fund (each a "Fund"
and collectively the "Funds"), a series of Scudder Securities Trust (a "Trust"), dated December 1, 2003, as amended from time to time, copies of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South
Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained, and is available along with other materials on the Securities and Exchange Commission's Internet
Web site (http://www.sec.gov).

The financial statements that are part of the Annual Reports to Shareholders of each Fund, dated July 31, 2003, are incorporated by reference herein and are deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the combined prospectus.

                                                                            Page
                                                                            ----

                                       i

                             INVESTMENT RESTRICTIONS

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Fund's objective will be met.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

Each Fund has elected to be classified as a diversified series of an open-end management investment company.

A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

As a matter of fundamental policy, each Fund may not:

(1)  borrow money, except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2)  issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3)  concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4)  engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5)  purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund's ownership of securities;

(6)  purchase physical commodities or contracts relating to physical commodities; or

(7)  make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of a Fund which, under the 1940 Act, as amended, and the rules thereunder and as used in this Statement of Additional
Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

The Trustees of each Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. Such non-fundamental policies may be changed or amended by the Trustees of each Trust without prior notice to or approval of shareholders.

As a matter of non-fundamental policy, each Fund currently does not intend to:

(a)  borrow money in an amount greater than 5% of its total assets except (i)
     for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in a Fund's registration statement which may be deemed to be borrowings;

(b)  enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(c)  purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v)
     that a Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(d)  purchase options, unless the aggregate premiums paid on all such options held by a Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(e)  enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of a Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of a Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(f)  purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of a Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(g)  lend portfolio securities in an amount greater than 5% of its total assets.

Each Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the
Fund's net assets, valued at the time of the transaction, would be invested in such securities.

Each Fund may engage in short sales against-the-box, although it is each Fund's current intention that no more than 5% of its net assets will be at risk.

To meet federal tax requirements for qualification as a regulated investment company, the Fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities (other than US Government securities or securities of a regulated investment company) of a single issuer, and (2) at least 50% of its total assets is represented by cash, government securities, securities of other regulated investment companies, and other securities of any issuer that does not represent more than 5% of the Fund's assets or more than 10% of the issuer's voting securities.

Neither Fund has any current intention of investing more than 20% of its net assets in foreign securities.

Master/feeder Fund Structure. The Board of Trustees of a Trust has the
discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets through a master/feeder fund structure. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                                       2

Temporary Defensive Policy. For temporary defensive purposes, each Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments (rated in the two highest categories by Moody's
Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Service, a
division of the McGraw-Hill Companies, Inc. ("S&P")) and high grade debt securities without equity features (rated Aaa, Aa or A by Moody's or AAA, AA or
A by S&P, or, if unrated, are deemed by the Advisor to be of equivalent quality). In such a case, a Fund would not be pursuing, and may not achieve, its investment objective.

                       INVESTMENT POLICIES AND TECHNIQUES

Scudder Development Fund and Scudder 21st Century Growth Fund, a diversified series of Scudder Securities Trust, are each open-end management investment companies which continuously offer and redeem shares at net asset value. Each
Fund is a company of the type commonly known as a mutual fund.

                                       3

Scudder 21st Century Growth Fund offers the following classes of shares: Class
AARP, Class S, Class A, Class B, Class C and Class I Shares. Scudder Development
Fund offers the following classes of shares: Class AARP and Class S. Only Class
AARP and Class S shares of each Fund are offered herein. Each class has its own important features and policies. Shares of Class AARP are especially designed for members of the American Association of Retired Persons ("AARP").

General Investment Objective and Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing each fund's portfolio assets. The
Advisor, may in its discretion at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it.
Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets.
Certain practices, techniques or instruments may not be principal activities of a fund, but, to the extent employed, could from time to time have a material impact on a fund's performance. It is possible that certain investment practices and techniques described below may not be permissible for a fund based on its investment restrictions, as described herein, and in the fund's applicable prospectus.

Although a Fund does not concentrate its investments in any one industry, each
Fund's exposure to issuers with above-average potential for growth may, from time to time, result in exposure to one or more related industries in the same market sector, such as the technology sector. A sector is made up of numerous industries. If a Fund has significant exposure to a market sector, factors affecting issuers in that sector may have a greater effect on the Fund than if it had not had exposure to in that sector.

Borrowing. As a matter of fundamental policy, a fund will not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While a fund's
Board of Trustees does not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase the fund's volatility and the risk of loss in a declining market. Borrowing by a fund will involve special risk considerations. Although the principal of a fund's borrowings will be fixed, a fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Common Stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies.
Therefore, a fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

Convertible Securities. A fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits,

                                       4

dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income)
with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including
Liquid Yield Option Notes ("LYONs"(TM)).

Debt Securities. When the Advisor believes that it is appropriate to do so in order to achieve a fund's objectives, a fund may invest in debt securities, including bonds of private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. A fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's or AAA,
AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Advisor.

The principal risks involved with investments in bonds include interest rate risk, credit risk and pre-payment risk. Interest rate risk refers to the likely decline in the value of bonds as interest rates rise. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities. Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment. Pre-payment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset backed securities, but may affect other debt securities as well. When the underlying debt obligations are prepaid ahead of schedule, the return on the security will be lower than expected. Pre-payment rates usually increase when interest rates are falling.

Depositary Receipts. A fund may invest in sponsored or unsponsored American
Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global
Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and
other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored
Depositary Receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored
Depositary Receipts are not obligated to disclose material information in the
United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are

                                       5

Depositary Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of
Depositary Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a
United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United
States. For purposes of a fund's investment policies, a fund's investments in
ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated ADRs rather than directly in foreign issuers' stock, a fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Dollar Roll Transactions. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities.
Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a fund agrees to buy a security on a future date.

A fund will segregate cash, U.S. Government securities or other liquid assets in an amount sufficient to meet their purchase obligations under the transactions.

Dollar rolls may be treated for purposes of the Investment Company Act of 1940, as amended, as borrowings of a fund because they involve the sale of a security coupled with an agreement to repurchase. A dollar roll involves costs to a fund.
For example, while a fund receives a fee as consideration for agreeing to repurchase the security, a fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a fund, thereby effectively charging a fund interest on its borrowing. Further, although a fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of a fund's borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a fund is able to purchase them. Similarly, a fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a fund, the security that a fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Foreign Currencies. Because investments in foreign securities will usually involve currencies of foreign countries, and because a fund may hold foreign currencies and forward foreign currency exchange contracts ("forward contracts"), futures contracts and options on futures contracts on foreign currencies, the value of the assets of a fund as measured in US dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a fund may incur costs in connection with conversions between various currencies.

The strength or weakness of the U.S. dollar against these currencies is responsible for part of a fund's investment performance. If the dollar falls in value relative to the Japanese yen, for example, the dollar value of a Japanese

                                       6

stock held in the portfolio will rise even though the price of the stock in yen remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. Many foreign currencies have experienced significant devaluation relative to the dollar.

Although a fund values its assets daily in terms of US dollars, it does not intend to convert its holdings of foreign currencies into US dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the
"spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer. A fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts
(or options thereon) to purchase or sell foreign currencies. (See "Strategic
Transactions and Derivatives" below.)

Foreign Securities. Investments in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in US securities and which may favorably or unfavorably affect a fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock
Exchange, Inc. (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets is less than in the US and at times, volatility of price can be greater than in the US. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a fund due to subsequent declines in value of the portfolio security or, if a fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on US exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, a fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the US. It may be more difficult for a fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the US and foreign countries may be less reliable than within the US, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect US investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a fund seeks to mitigate the risks associated with the foregoing considerations through diversification and continuous professional management.

                                       7

Illiquid Securities and Restricted Securities. A fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

A fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security;
and (4) the nature of the security and the nature of the market for the security
(i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund's decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell.

IPO Risk. Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a fund's portfolio as the fund's assets increase (and thus have a more limited effect on a fund's performance).

Interfund Borrowing and Lending Program. Each Fund has received exemptive relief from the Securities and Exchange Commission (the "SEC"), which permits the Funds to participate in an interfund-lending program among certain investment companies advised by the Advisor. The interfund-lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the

                                       8

following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, such borrowings will comply with each Fund's non-fundamental policies.

Investment Company Securities. A fund may acquire securities of other investment companies to the extent consistent with its investment objective and the limitations of the 1940 Act. A fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, a fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR
Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P
MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The
Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

                                       9

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific
Morgan Stanley Capital International Index.

Investment of Uninvested Cash Balances. A Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an
Exemptive Order issued by the SEC, a Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which Deutsche Investment Management Americas Inc. (the "Advisor") acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the
"Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940
Act. Investment by a Fund in shares of the Central Funds will be in accordance with a Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with Rule 2a-7 under the 1940 Act. The other
Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance a Fund's ability to manage Uninvested Cash.

A Fund will invest Uninvested Cash in Central Funds only to the extent that a
Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets. Purchase and sales of shares of Central Funds are made at net asset value.

Lending of Portfolio Securities. A fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, a fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

                                       10

Participation Interests. A fund may purchase from financial institutions participation interests in securities in which the fund may invest. A participation interest gives a fund an undivided interest in the security in the proportion that the fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by a fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S.
Government securities, or, in the case of unrated participation interest, determined by the Advisor to be of comparable quality to those instruments in which a fund may invest. For certain participation interests, a fund will have the right to demand payment, on not more than seven days' notice, for all or any part of a fund's participation interests in the security, plus accrued interest.
As to these instruments, a fund generally intends to exercise its right to demand payment only upon a default under the terms of the security.

Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A fund's investments in the securities of privatized enterprises may include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a fund, to participate in privatizations may be limited by local law, or the price or terms on which a fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as an enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering, these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to operate effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Real Estate Investment Trusts ("REITs"). REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in
REITs may subject a fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the

                                       11

mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore,
REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the registration requirements of the 1940 Act, as amended. By investing in
REITs indirectly through the fund, a shareholder will bear not only his or her proportionate share of the expenses of the fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase Agreements. A fund may invest in repurchase agreements, subject to its investment guidelines. In a repurchase agreement, a fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser
(i.e., a fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.
Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price upon repurchase. In either case, the income to a fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by that fund or as being collateral for a loan by that fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the
Obligation. If the court characterizes the transaction as a loan and a fund has not perfected a security interest in the Obligation, that fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to that fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a fund will direct the seller of the Obligation to deliver additional securities so that the market value
(including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse Repurchase Agreements. A fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a fund, as the seller of the securities, agrees to repurchase such securities at an agreed time and price. A fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of fund assets and its yield and may be viewed as a form of leverage.

Commercial Paper. Subject to its investment objectives and policies, a fund may invest in commercial paper issued by major corporations under the 1933 Act in reliance on the exemption from registration afforded by Section

                                       12

3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A fund also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a fund who agree that they are purchasing the paper for investment and not with a view to public distribution.
Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like a fund through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by a fund's Board , if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of a fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Short Sales Against the Box. A fund may make short sales of common stocks if, at all times when a short position is open, a fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to a fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. A fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which a fund may enter into short sales against the box.

Small Company Risk. The Advisor believes that many small companies may have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt and erratic movements at times, due to limited trading volumes and less publicly available information. Also, the securities of smaller companies may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price.
Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, a fund would lose the entire purchase price of the warrant.

When-Issued Securities. A fund may from time to time purchase equity and debt securities on a "when-issued," "delayed delivery" or "forward delivery" basis.
The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by a fund to the issuer and no interest accrues to a fund. When a fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities, a fund would earn no income. While such securities may be sold prior to the settlement date, a fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the

                                       13

security in determining its net asset value. The market value of the securities may be more or less than the purchase price. A fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Zero Coupon Securities. A fund may invest in zero coupon securities, which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include municipal securities, securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm, from the underlying principal (the "corpus") of the US Treasury security.
A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS(TM)") and
Certificate of Accrual on Treasuries ("CATS(TM)"). The underlying US Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve
Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the US Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as a fund, most likely will be deemed the beneficial holder of the underlying US Government securities. A fund intends to adhere to the current SEC staff position that privately stripped obligations should not be considered US Government securities for the purpose of determining if a fund is
"diversified" under the 1940 Act.

The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the Treasury Department, is known as "STRIPS" or "Separate Trading of Registered
Interest and Principal of Securities." Under the STRIPS program, a fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

When US Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash)
payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells.

Strategic Transactions and Derivatives

A fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, a fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell

                                       14

futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called
"Strategic Transactions"). In addition, certain Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit
(subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a fund to utilize these Strategic Transactions successfully will depend on the
Advisor's ability to predict pertinent market movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic
Transactions will not be used to alter fundamental investment purposes and characteristics of the fund, and the fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

Combined Transactions. A fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic
Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In

                                       15

addition, many Strategic Transactions involving options require segregation of fund assets in special accounts, as described below under "Use of Segregated and
Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. A fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is
"in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an
OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. A fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that

                                       16

option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the
Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received
(or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by the fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a fund's income. The sale of put options can also provide income.

A fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities)
and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a fund must be "covered"
(i.e., the fund must own the securities or futures contract subject to the call)
or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a fund will receive the option premium to help protect it against loss, a call sold by a fund exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

A fund may purchase and sell put options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities)
and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A fund will not sell put options if, as a result, more than 50% of a fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. A fund may enter into futures contracts or purchase or sell put and call options on such futures as hedges against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10%
of the face amount of the contract (but may be higher in some circumstances).
Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a fund. If the fund exercises an

                                       17

option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. A fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. A fund may engage in currency transactions with
Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or
Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a fund has or in which the fund expects to have portfolio exposure.

                                       18

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German deutschemark, the fund holds securities denominated in schillings, and the Advisor believes that the value of schillings will decline against the US dollar, the Advisor may enter into a commitment or option to sell deutschemarks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a fund is engaging in proxy hedging. If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

                                       19

Euro. The implementation of the Euro may result in uncertainties for European securities and the operation of a fund. The Euro was introduced on January 1,
1999 by eleven member countries of the European Economic and Monetary Union
(EMU). Implementation of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments which would not otherwise occur.
Additional questions are raised by the fact that certain other European
Community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999. The Advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities in general.

Eurodollar Instruments. A fund may make investments in Eurodollar instruments.
Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the
U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv)
the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a fund anticipates purchasing at a later date. A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in
addition to other requirements, require that the fund segregate cash or liquid assets with its custodian to the extent fund obligations are not otherwise
"covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a

                                       20

current basis. A put option written by a fund requires the fund to segregate cash or liquid assets equal to the exercise price.

Except when a fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the fund to buy or sell currency will generally require the fund to hold an amount of that currency or liquid assets denominated in that currency equal to the fund's obligations or to segregate cash or liquid assets equal to the amount of a fund's obligation.

OTC options entered into by a fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, a fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, a fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic
Transactions. For example, a fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the fund. Moreover, instead of segregating cash or liquid assets if the fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

                            MANAGEMENT OF THE FUNDS

Investment Advisor

On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment advisor for each Fund, was acquired by Deutsche Bank AG. Upon the closing of this transaction, Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the
"Advisor"). DeIM, which is a part of DeAM, is the investment advisor for each
Fund. Under the supervision of the Board of Trustees of each Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Fund's investment decisions, buys and sells securities for the Fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds, and DeIM provides a full range of investment advisory services to institutional and retail clients. The

                                       21

Funds' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM is the marketing name in the US for the asset management activities of
Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset
Management Investment Services Ltd., Deutsche Bank Trust Company Americas and
Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM, together with its predecessors, is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public.
In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance
Company ("Zurich") acquired a majority interest in Scudder, and Zurich Kemper
Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper Investments, Inc. On January 1, 2001, Scudder
changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder
Investments, Inc. On April 5, 2002, 100% of Scudder, not including certain U.K.
operations (known as Threadneedle Investments), was acquired by Deutsche Bank
AG.

The Advisor manages each Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.

Pursuant to the present investment management agreements (the "Agreements") with each Fund, the Advisor acts as each Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the
Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team vigorously researches hundreds of companies. In selecting securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.

In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

                                       22

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients.
Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.

The current Agreements, each dated April 5, 2002, were last approved by the
Trustees on August 12, 2003. Each Agreement continues in effect until September
30, 2004 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such
Agreement or interested persons of the Advisor or the Trust ("Independent
Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of each Fund.

The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

Under each Agreement, the Advisor regularly provides each Fund with continuing investment management for each Fund's portfolio consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940
Act, the Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the
Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

Under each Fund's Agreement, the Advisor also renders administrative services
(not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as each Funds' transfer agent, pricing agents,
Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each
Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget;
processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends; and
otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Trustees.

Pursuant to a sub-administrator agreement between the Advisor and State Street
Bank and Trust Company, ("SSB") the Advisor has delegated certain administrative functions to SSB under the investment management agreements. The costs and expenses of such delegation are borne by the Advisor, not by the Funds.

The Advisor pays the compensation and expenses of all Trustees, officers and executive employees of a Fund affiliated with the Advisor and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Advisor as may duly be elected officers or Trustees of the
Fund, subject to their individual consent to serve and to any limitations imposed by law.

                                       23

Each Fund is managed by a team of investment professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for a Fund's portfolio.
This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The Advisor and its affiliates believe that this team approach benefits fund investors by bringing together many disciplines and leveraging the
Advisor's extensive resources. Team members with primary responsibility for management of the Funds, as well as team members who have other ongoing management responsibilities for each Fund, are identified in each Fund's prospectus, as of the date of the Fund's prospectus. Composition of the team may change over time, and Fund shareholders and investors will be notified of changes affecting individuals with primary Fund management responsibility.

21st Century Growth Fund pays the Advisor an advisory fee at the annual rate of
0.75% for the first $500 million of average daily net assets, 0.70% on the next
$500 million of net assets, and 0.65% on net assets over $1 billion. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. All of the Fund's expenses are paid out of gross investment income. For the period October 2, 2000 through December
29, 2000, the Advisor and certain of its subsidiaries voluntarily maintained the annualized expenses of both Class AARP and Class S shares at 1.20%.

Prior to October 2, 2000, 21st Century Growth Fund paid the Advisor an annual fee equal to 1.00% of the Fund's average daily net assets, payable monthly, provided the Fund made such interim payments as were requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser and certain of its subsidiaries voluntarily maintained expenses at not more than 1.20% of average daily net assets for Class S shares from May 1, 2000 through October 1, 2000.

Development Fund pays the Advisor an advisory fee at the annual rate of 0.85%
for the first $1 billion of average daily net assets, 0.80% on the next $500 million of net assets, and 0.75% on net assets over $1.5 billion. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. All of the Fund's expenses are paid out of gross investment income.

The advisory fees paid by each Fund for its last three fiscal years ending July
31, and the amount waived or reimbursed during its most recent fiscal year, are shown in the table below.

                                                                           $ Amount of
                           Fiscal Year   Fiscal Year   Fiscal Year   Reimbursement or Waiver
Fund                           2003          2002          2001        for Fiscal Year 2003
------------------------   -----------   -----------   -----------   -----------------------
21st Century Growth Fund    $1,161,021    $1,962,334   $2,759,156              $0
Development Fund            $1,833,797    $2,839,058   $5,607,373              $0

Under its Agreement, each Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the

                                       24

expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. A Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

Each Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Investments" and "Scudder,
Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to each Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the
Scudder Marks in the Trust's investment products and services. The term "Scudder
Investments" is the designation given to the services provided by Deutsche
Investment Management Americas Inc. and its affiliates to the Scudder Mutual
Funds.

In reviewing the terms of each Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at a Funds'
expense.

Each Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of a Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of a Fund may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

The term "Scudder Investments" is the designation given to the services provided by the Advisor and its affiliates to the Scudder Family of Funds.

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The
Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of AARP Classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the
AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

Board Considerations in connection with the Annual Renewal of Investment
Management Agreements for Scudder Development Fund and Scudder 21st Century
Growth Fund

As noted above, the Trustees approved the continuation of the Funds' current investment management agreement in August 2003. In connection with their deliberations, the Trustees considered such information and factors as they believed, in the light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant to the interests of the shareholders of the Funds. The factors considered by the
Trustees included, among others, the nature, quality and extent of services provided by the Advisor to the Funds; investment performance, both of the Funds themselves and relative to appropriate peer groups and market indices;
investment management fees, expense ratios and asset sizes of the Funds themselves and relative to appropriate peer groups; the

                                       25

Advisor's profitability from managing the Funds and other investment companies managed by the Advisor before marketing expenses paid by the Advisor; and
possible economies of scale; and possible financial and other benefits to the
Advisor from serving as investment adviser and from affiliates of the Advisor providing various services to the Funds. In assessing the possible financial and other benefits to the Advisor and its affiliates, the benefits considered by the
Trustees included research services available to the Advisor by reason of brokerage business generated by the Funds.

The Trustees requested and received extensive information from the Advisor in connection with their consideration of the factors cited above. The Trustees met privately with their independent legal counsel on several occasions to review this information, and requested and received additional information on a range of topics. In conducting their review, the Trustees also considered the
Advisor's recent acquisition by Deutsche Bank AG, including the possible effects of this transaction and the resulting organizational changes on the utility of certain historic information regarding the Funds and the Advisor. To the extent they deemed it relevant, the Trustees also considered the extensive materials they had requested and received in connection with their consideration of
Deutsche Bank AG's recent acquisition of the Advisor.

Administrative Agreements

Effective October 2, 2000 for Development Fund and December 29, 2000 for 21st
Century Growth Fund, and in each case until September 30, 2003, each Fund operated under an administrative services agreement with the Advisor (the
"Administrative Agreement") pursuant to which the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its investment management agreement with each Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee")
for Class S and Class AARP of 0.45% of the average daily net assets of the applicable class. One effect of this arrangement was to make each Fund's expense ratio more predictable.

21st Century Growth Fund: For the fiscal year ended July 31, 2003, the
Administrative Fees aggregated $10,465 and $548,853 for Class AARP and S shares, respectively, of which $982 and $42,261 for Class AARP and S shares, respectively, was unpaid as of July 31, 2003. For the fiscal year ended July 31,
2002, the Administrative Fees aggregated $17,474 and $979,150 for Class AARP and
S shares, respectively. For the period December 29, 2000 through July 31, 2001, the Administrative Fees aggregated $12,681 and $778,352 for Class AARP and S shares, respectively.

Development Fund: For the fiscal year ended July 31, 2003, the Administrative
Fees aggregated $3,492 and $967,342 for Class AARP and S shares, respectively, of which $400 and $86,640 for Class AARP and S shares, respectively, was unpaid as of July 31, 2003. For the fiscal year ended July 31, 2002, the Administrative
Fees charged to the Fund aggregated $4,834 and $1,498,199 for Class AARP and S shares, respectively. For the period October 2, 2000 through July 31, 2001, the
Administrative Fees aggregated $4,133 and $2,198,547 for Class AARP and S shares, respectively.

The Administrative Agreement terminated on September 30, 2003. With the termination of the Administrative Agreement

                                       26

certain expenses that were borne by the Advisor under the Administrative
Agreement, such as transfer agent and custodian fees, are now borne directly by shareholders. Effective October 1, 2003 through September 30, 2005, however, the
Advisor has agreed to contractually waive a portion of its fees and/or reimburse the Fund as described in the prospectus.

AMA InvestmentLink(SM) Program

Pursuant to an agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA
Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in
Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA
InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Codes of Ethics

The Trusts, the Advisor and the Funds' principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of
Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the
Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             FUND SERVICE PROVIDERS

Underwriter

Pursuant to an underwriting agreement dated September 30, 2002, Scudder
Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 (the
"Distributor"), an affiliate of the Advisor, is the principal underwriter for
Class S and AARP. The underwriting agreement initially remained in effect until
September 30, 2003 and continues from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of
Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of each Fund. The underwriting agreement of each fund was last approved by the Trustees on August 12, 2003.

Under the underwriting agreement, each Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering each Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of each Fund; the cost of

                                       27

printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and
a portion of the cost of computer terminals used by both the Funds and the
Distributor.

The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of each Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.

Note: Although neither Class S nor Class AARP of either Fund has a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Funds will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

The Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of each Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of each Fund.

                                       28

Independent Accountants and Reports to Shareholders

The financial highlights of each Fund included in the Funds' prospectuses and the Financial Statements incorporated by reference in this Statement of
Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street,
Boston, Massachusetts 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers audits the financial statements of the Funds and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Ropes & Gray LLP, One International Place, Boston, Massachusetts, 02110 serves as legal counsel to each Fund and its Independent Trustees.

Fund Accounting Agent

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston,
Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining net asset value per share and maintaining the portfolio and general accounting records for the Funds. Effective upon the termination of the
Administrative Agreement on September 30, 2003, each fund paid SFAC an annual fee equal to 0.0250% of the first $150 million of average daily net assets,
0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

As noted above, through September 30, 2003, costs of fund accounting were borne by the Advisor pursuant to the Administrative Agreement. Prior to the implementation of the Administrative Agreement these fees were in place through
December 29, 2000 for Scudder 21st Century Growth Fund and October 2, 2000 for
Scudder Development Fund.

Pursuant to a sub-accounting agreement between SFAC and State Street Bank and
Trust Company ("SSB"), SFAC has delegated certain fund accounting functions to
SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by SFAC, not by the Funds.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company (the "Custodian" or "SSB"), 225 Franklin
Street, Boston, Massachusetts 02110, as custodian has custody of all securities and cash of each Fund. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. The custodian's fee may be reduced by certain earnings credits in favor of each Fund.

Scudder Service Corporation ("Service Corporation" or "SSC"), P.O. Box 229,
Boston, Massachusetts, 02107-2291, a subsidiary of the Advisor, is the transfer and dividend disbursing agent for each Fund. Service Corporation also

                                       29

serves as shareholder service agent for each Fund and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Each Fund pays Service Corporation an annual fee of
$26.00 for each regular account for a shareholder and $29.00 for each retirement account maintained for a participant.

Pursuant to a sub-transfer agency agreement between SSC and DST Systems, Inc.
("DST"), SSC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SSC, not by the Funds.

Pursuant to a services agreement with SSC, Scudder Investments Service Company
(SISC), an affiliate of the Advisor, may perform, from time to time, certain transaction and shareholder servicing functions.

Development Fund: From August 1, 2000 to October 2, 2000, the amount charged to the Fund by Service Corporation aggregated $179,331. From October 2, 2000 to
September 30, 2003, the cost of transfer agency services for the Fund was borne by the Advisor in accordance with the Administrative Agreement.

21st Century Growth Fund: From August 1, 2000 to December 29, 2000, the amount charged to the Fund by Service Corporation aggregated $0 for Class AARP shares and $295,012 for Class S shares; neither fee was imposed. From December 29, 2000 to September 30, 2003, the cost of transfer agency services for the Fund was borne by the Advisor in accordance with the Administrative Agreement.

Each Fund, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

Retirement Service Provider. Scudder Trust Company, an affiliate of the Advisor, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans invested in the Funds. Annual service fees are paid by each Fund to Scudder Trust Company, 11 Northeastern
Boulevard, Salem, New Hampshire 03079 for such accounts. Each Fund pays Scudder
Trust Company an annual fee of [$29.00] per Annual Open account and [$5.00] per
Annual Closed account.

For the period ended October 2, 2000, the amount charged to the Class S shares of Development Fund aggregated $187,774. From October 2, 2000, to September 30,
2003, the foregoing costs were borne by the Advisor in accordance with the
Administrative Agreement.

For the period ended December 29, 2000, STC did not impose a portion of its fees amounting to $379,919 for the Class S shares of the 21st Century Growth Fund;
the imposed fees amounted to $207,720. From December 29, 2000 to September 30,
2003, the foregoing costs were borne by the Advisor in accordance with the
Administrative Agreement.

Pursuant to an agreement between STC and ADP, STC has delegated certain of these sub-accounting and recordkeeping services to ADP. The costs and expenses of such delegation are borne by STC, not by the Funds.

                                       30

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

Orders for the purchase and sale of portfolio securities, including allocations of brokerage, may be placed by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors, among others, as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

A Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the securities being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place such orders with broker/dealers who supply research services to the Advisor or a Fund. The term "research services" may include but is not limited to advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund or of other Funds managed by the Advisor or its affiliates.

When selecting a broker-dealer to effect portfolio transactions on behalf of a
Fund, the Advisor may, provided that it can be done consistently with the policy of obtaining the most favorable net results, consider the activities of the broker-dealer in selling shares of any Scudder-branded (i.e., marketed with the
Scudder name), open-end investment company. The Advisor has informed the Board of each Scudder-branded, open-end investment company of these practices and has undertaken to provide to the Boards regular reports about its selection of broker-dealers to effect portfolio transactions. The Advisor believes that these reports are important because it recognizes that it or its affiliates may derive some benefit from these practices. The Advisor and its affiliates expect that the Funds will benefit by the direction of orders of the Funds to broker-dealers in consideration of those broker-dealers' sales of the Scudder-branded, open-end funds in general.

Although certain research services from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund and not all such information is used by the Advisor in connection with a Fund.
Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

21st Century Growth Fund: For the fiscal period ended July 31, 2003, and the fiscal years ended July 31, 2002 and July 31, 2001, the Fund paid aggregate
brokerage commissions of $[       ], $443,878, and $206,209, respectively.
                           -------

Development Fund: For the fiscal period ended July 31, 2003, and the fiscal years ended July 31, 2002 and July 31, 2001, the Fund paid aggregate brokerage
commissions of $[       ], $353,470, and $318,973, respectively.
                 -------

For the fiscal year ended July 31, 2003:

                           Percentage of      Percentage of
                            Commissions        Transactions       Dollar Amount of    Dollar Amount of
                              Paid to           Involving         Commissions Paid      Transactions
                             Affiliated    Commissions Paid to     to Brokers for      Allocated for
Name of Fund                  Brokers       Affiliated Brokers   Research Services   Research Services
------------------------   -------------   -------------------   -----------------   -----------------
21st Century Growth Fund         0%                 0%                $223,062          $247,216,496
Development Fund               [  ]%              [  ]%               $    [  ]         $        [  ]
                                --                 --                       --                    --

Portfolio Turnover

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.

Higher levels of activity by a Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet a Fund's objective.

Portfolio turnover rates for the two most recent fiscal periods are as follows:

21st Century Growth Fund: For the fiscal years ended July 31, 2003 and July 31,
2002, the Fund's portfolio turnover rate was 92% and 83%, respectively.

Development Fund: For the fiscal years ended July 31, 2003 and July 31, 2002, the Fund's portfolio turnover rate was 111% and 44%, respectively.

                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by a Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of a Fund next determined after receipt in good order by Scudder Distributors, Inc. ("SDI") of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Additional Minimum Balance Policies. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gifts to Minor Act and Uniform Transfers to
Minor Act accounts, the minimum balance is $1,000 for Class S and $500 for Class
AARP. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of
$50/month is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

Reductions in value that result solely from market activity will not trigger involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to automatic redemption.

Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA)
with balances below $100 are subject to automatic redemption following 60 days'
written notice to applicable shareholders.

                                       31

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the Transfer Agent) for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem a Fund's shares, including higher minimum investments, and may assess transaction or other fees.
Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, a Fund's Transfer Agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a Fund through the
Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

Telephone and Electronic Transaction Procedures. Shareholders have various telephone, Internet, wire and other electronic privileges available. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized instructions pursuant to these privileges unless a
Fund or its agents reasonably believe, based upon reasonable verification procedures, that the instructions were genuine. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations. During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (maximum $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through
QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. QuickBuy and
QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Share Pricing. Purchases will be filled without sales charges at the net asset value per share next computed after receipt of the application in good order.
Net asset value normally will be computed for each class as of twelve o'clock noon and the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the
Distributor, it is the responsibility of the member broker, rather than a Fund, to forward the purchase order to the Transfer Agent by the close of regular trading on the Exchange.

Direct Distributions Program. Investors may have dividends and distributions automatically deposited to their predesignated bank account through Scudder's
Direct Distributions Program. Shareholders who elect to participate in the
Direct Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A
Direct Distributions request form can be obtained by calling 1-800-SCUDDER for
Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

Tax-Sheltered Retirement Plans. The Shareholder Service Agent provides retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:

                                       32

..    Traditional, Roth andEducation IRAs. This includes Savings Incentive Match
     Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee
     Pension Plan ("SEP") IRA accounts and prototype documents.

..    403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

..    Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures describing these plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request.
Additional fees and transaction policies and procedures may apply to such plans.
Investors should consult with their own tax advisors before establishing a retirement plan.

Purchases

Each Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason. Also, from time to time, a Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. A Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Eligible Class S Investors. The following investors may purchase Class S shares of Scudder Funds:

1.   Existing shareholders of Class S shares of any Scudder Fund as of December
     29, 2000, and household members residing at the same address.

2.   Investors who owned Class S shares as of June 30, 2001 and household members residing at the same address may open new accounts in Class S of any Scudder Fund.

3.   Any retirement, employee stock, bonus pension or profit-sharing plans.

4.   Any participant who owns Class S shares of any Scudder Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan as of December 29, 2000 may, at a later date, open a new individual account in Class S of any Scudder Fund.

5.   Any participant who owns Class S shares of any Scudder Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares.
     This applies for individuals who begin their retirement plan investments with a Scudder Fund at any time, including after December 29, 2000.

6.   Fund Trustees and Directors of the Advisor and its affiliates.

7.   Officers and full-time employees and their family members of the Advisor and its affiliates.

8.   Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or Scudder Investor Services,
     Inc., and to the Portfolios of Scudder Pathway Series.

                                       33

9.   Registered investment advisors ("RIAs") may purchase Class S shares for any client that has an existing position in Class S shares of any Scudder Funds as of June 30, 2001.

10.  Broker dealers and RIAs may purchase Class S shares in comprehensive fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, a broker dealer or RIA with a comprehensive fee program that at December 29, 2000 invested in
     Class S shares of Scudder Funds as a fixed component of the program's asset allocation model will continue to be eligible to purchase Class S shares on behalf of any client who invests in the program after June 30, 2001.

11.  Broker dealers and RIAs may purchase Class S shares in mutual fund wrap fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, a broker-dealer with a mutual fund wrap program that invests in one or more Scudder Funds as a fixed component of the program's asset allocation model will be eligible to purchase Class S shares on behalf of any client who invests in such a program.

Scudder Distributors, Inc. may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

Clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc.
("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

Automatic Investment Plan. A shareholder may purchase additional shares of a
Fund through an automatic investment program. With the Direct Deposit Purchase
Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll Investment Plans. A shareholder may purchase shares through Payroll
Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is invested each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Expedited Purchase Procedures for Existing Shareholders. Shareholders of other
Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire by calling 1-800-SCUDDER for instructions. The investor must send a duly completed and signed application to a Fund promptly. A subsequent purchase order for $10,000 or more that is not greater than four times an account value may be placed by telephone, fax, etc. by established shareholders (except by Scudder
Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit
Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan
holders), members of the NASD, and banks.

It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class shares. If a fund does not offer
Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. The funds also reserve the right to waive the minimum

                                       34

account balance requirement for employee and director accounts. Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

Redemptions

A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which
(i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

Wires. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by a Fund for up to seven days if the Fund or the Shareholder Service
Agent deems it appropriate under then-current market conditions. The ability to send wires is limited by the business hours and holidays of the firms involved.
A Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The account holder is responsible for any charges imposed by the account holder's firm or bank. To change the designated account to receive wire redemption proceeds, send a written request to the Fund Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is
$50. The maximum annual rate at which shares, subject to CDSC may be redeemed is
12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment approximately the first of the month. Investors using this Plan must reinvest Fund distributions.

Non-retirement plan shareholders may establish an Automatic Withdrawal Plan (the
"Plan") to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares.

                                       35

Shares are then liquidated as necessary to provide for withdrawal payments.
Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

An Automatic Withdrawal Plan request form can be obtained by calling
1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.

Redemption Fee. The redemption fee will not be applied to (a) a redemption of shares outstanding for one year or more; (b) shares purchased through certain
Scudder retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans provided, however, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply (before purchasing shares, please check with your account representative concerning the availability of the fee waiver. In addition, this waiver does not apply to IRA and SEP-IRA accounts.); (c) shares purchased through certain wrap fee programs; (d) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by a
Fund); (e) a redemption of shares by a Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information; or (f) a redemption of shares due to the death of the registered shareholder of a Fund account or due to the death of all registered shareholders of a Fund account with more than one registered shareholder (i.e., joint tenant account), upon receipt by Scudder Service
Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. In general, shares of a fund may be exchanged or redeemed at net asset value. However, shares held for less than six months are redeemable at a price equal to 98% of the then current net asset value per share. This 2% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption.

In-kind Redemptions. A Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Checkwriting. All new investors and existing shareholders who apply to State
Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. A Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service
Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Exchanges

Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date.

                                       36

Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash
Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are
available on exchange but only through a financial services firm having a services agreement with SDI. You may exchange from the following money market funds into the same class of a Scudder fund, if available, at net asset value, subject to the conditions detailed in each fund's prospectus: Cash Management
Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund
Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash
Management Fund Institutional, Cash Reserves Fund Institutional and Treasury
Money Fund Institutional.

Shares of a Scudder Fund with a value in excess of $1,000,000 acquired by exchange through another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold
Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the
15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a
Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder
Fund. Exchanges will be made automatically until the shareholder or a Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

                                    DIVIDENDS

Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, each Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, a Fund may be subject to that excise tax. In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

Each Fund intends to distribute dividends from its net investment income excluding short-term capital gains annually in December. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in December to prevent application of a federal excise tax. An additional distribution may be made, if necessary.

Any dividends or capital gains distributions declared in October, November or
December with a record date in such a month and paid during the following
January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

                                       37

Income and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of a Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1.   To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.   To receive income and capital gain dividends in cash.

Dividends will be reinvested in Shares of the same class of a Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See "Combined Purchases" for a listing of other such funds. To use this privilege of investing dividends of a Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of
$1,000 in a Fund distributing the dividends. A Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund and class unless the shareholder requests in writing that a check be issued for that particular distribution.

If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In
January of each year, each Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

Each Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code of 1986, as amended ("the Code").

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

Federal Taxation. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and has qualified as such since its inception. Each Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the
Fund level. In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Each Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies. Each Fund must diversify its holdings so that, at the end of each quarter of its taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other

                                       38

regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses. Each Fund is required to distribute to its shareholders at least 90%
of its taxable and tax-exempt net investment income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income.
Such distributions would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98%
of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year.
Although each Fund's distribution policies should enable it to avoid excise tax liability, a Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Fund.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income.
Taxes on distributions of capital gains are determined by how long the Funds owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from
"qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the reinvestment privilege. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued to the shareholder. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.

Long-term capital gain rates applicable to individuals have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10%
and 15% rate brackets -- for taxable years beginning on or before December 31,
2008. Capital gains realized before May 6, 2003 will not qualify for the reduced rate.

In order for some portion of the dividends received by a Fund shareholder to be
"qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to each Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period

                                       39

beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by each Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the
Fund's shares. Only qualified dividend income received by the Fund after
December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term
"gross income" is the excess of net short-term capital gain over net long-term capital loss.

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

Dividends from domestic corporations may comprise a substantial part of each
Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of such Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Transactions in Fund Shares. Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Foreign Taxation. Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than
50% of the value of each Fund's total assets will consist of securities issued by foreign corporations, the Funds will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid, with the result that shareholders will not be able to include in income, and will not be entitled to take any credits or deductions for such foreign taxes.

Passive Foreign Investment Companies. Equity investments by a Fund in certain
"passive foreign investment companies" ("PFICs") could potentially subject the
Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, such Fund may elect to avoid the

                                       40

imposition of that tax. For example, the Fund may elect to treat a PFIC as a
"qualified electing fund" (a "QEF election"), in which case the Fund would be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.
Such Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require such
Fund to liquidate other investments (including when it is not advantageous to do
so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Other Tax Considerations. A Fund's use of options, futures contracts, forward contracts (to the extent permitted) and certain other Strategic Transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate the Fund's income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses.
These rules could therefore affect the amount, timing and character of distributions to investors.

The Fund's investment in zero coupon bonds and other debt obligations having original issue discount may cause the Fund to recognize taxable income in excess of any cash received from the investment.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of a Fund's shares. Any shareholder who is not a U.S. Person (as such term is defined in the Code) should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a flat U.S.
withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Capital gains distributions may be reduced if Fund capital loss carryforwards are available. Any capital loss carryforwards to which a Fund is entitled are disclosed in a Fund's annual and semi-annual reports to shareholders.

All distributions by a Fund result in a reduction in the net asset value of that
Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.
Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception

                                       41

from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

                                 NET ASSET VALUE

The net asset value of shares of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the
Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr.
Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of a Fund because of higher expenses borne by these classes.

An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq")
system or another over-the-counter ("OTC") market is valued at its Nasdaq
Official Closing Price ("NOCP") on Nasdaq or its most recent sale price on such other OTC market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange or OTC market as of the
Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time. In the case of certain foreign exchanges or OTC markets, the closing price reported by the exchange or OTC market (which may sometimes be referred to as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on the relevant exchange.
Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded

                                       42

in the OTC market is valued on the Value Date at the evaluated price provided by the broker-dealer with which it was traded. Futures contracts (and options thereon) are valued at the most recent settlement price, if available, on the exchange on which they are traded most extensively. With the exception of stock index futures contracts which trade on the Chicago Mercantile Exchange, closing settlement times are prior to the close of trading on the New York Stock
Exchange. For stock index futures contracts which trade on the Chicago
Mercantile Exchange, closing settlement prices are normally available at approximately 4:20 Eastern time. If no settlement price is available, the last traded price on such exchange will be used.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation
Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's
Pricing Committee.

                              OFFICERS AND TRUSTEES

Scudder Securities Trust

The following tables present certain information regarding the Trustees and
Officers of the Trust as of October 1, 2003. Each Trustee's age as of October 1,
2003 is set forth in parentheses after his or her name. Unless otherwise noted,
(i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management,
Two International Place, Boston, Massachusetts 02110-4103. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns, or is removed as provided in the governing documents of the Trust. Because neither Fund holds an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The Trustees of each Trust may also serve in similar capacities with other funds in the fund complex.

Independent Trustees

Name, Age, Position(s)                                                        Number of Funds
Held with the Fund and      Principal Occupation(s) During Past 5 Years and   in Fund Complex
Length of Time Served/1/    Other Directorships Held                          Overseen
---------------------------------------------------------------------------------------------
Henry P. Becton, Jr. (59)   President, WGBH Educational Foundation.                  48
Trustee, 1990-present       Directorships: Becton Dickinson and Company
                            (medical technology company); The A.H. Belo
                            Company (media company); Concord
                            Academy; Boston Museum of Science; Public Radio
---------------------------------------------------------------------------------------------

                                       43

Name, Age, Position(s)                                                        Number of Funds
Held with the Fund and      Principal Occupation(s) During Past 5 Years and   in Fund Complex
Length of Time Served/1/    Other Directorships Held                          Overseen
---------------------------------------------------------------------------------------------
                            International, Former Directorships: American
                            Public Television; New England Aquarium; Mass
                            Corporation for Educational Telecommunications;
                            Committee for Economic Development; Public
                            Broadcasting Service
---------------------------------------------------------------------------------------------
Dawn-Marie Driscoll (56)    President, Driscoll Associates (consulting               48
Trustee, 1987-present       firm); Executive Fellow, Center for Business
                            Ethics, Bentley  College; formerly, Partner,
                            Palmer & Dodge (1988-1990); Vice President of
                            Corporate Affairs and General Counsel, Filene's
                            (1978-1988). Directorships: CRS Technology
                            (technology service company); Advisory Board,
                            Center for Business Ethics, Bentley College;
                            Board of Governors, Investment Company
                            Institute; former Chairman, ICI Directors
                            Services Committee
---------------------------------------------------------------------------------------------
Keith R. Fox (49)           Managing Partner, Exeter Capital Partners                48
Trustee, 1996-present       (private equity funds). Directorships: Facts on
                            File (school and library publisher);
                            Progressive Holding Corporation (kitchen
                            importer and distributor); Cloverleaf
                            Transportation Inc. (trucking); K-Media, Inc.
                            (broadcasting); Natural History, Inc. (magazine
                            publisher); National Association of Small
                            Business Investment Companies (trade
                            association)
---------------------------------------------------------------------------------------------
Louis E. Levy (70)          Retired. Formerly, Chairman of the Quality               48
Trustee, 2002-present       Control Inquiry Committee, American Institute
                            of Certified Public Accountants (1992-1998);
                            Partner, KPMG LLP (1958-1990). Directorships:
                            Household International (banking and finance);
                            ISI Family of Funds (registered investment
                            companies; 4 funds overseen); Kimberly-Clark
                            Corporation (personal consumer products)
---------------------------------------------------------------------------------------------
Jean Gleason Stromberg      Retired. Formerly, Consultant (1997-2001);               48
(59)                        Director, US General Accounting Office
Trustee, 1999-present       (1996-1997); Partner, Fulbright & Jaworski,
                            L.L.P. (law firm) (1978-1996). Directorships:
                            The William and Flora Hewlett Foundation;
                            Service Source, Inc.
---------------------------------------------------------------------------------------------
Jean C. Tempel (60)         Managing Partner, First Light Capital (venture           48
Trustee, 1994-present       capital group) (2000-present); formerly,
                            Special Limited Partner, TL Ventures (venture
                            capital fund) (1996-1998); General Partner, TL
                            Ventures (1994-1996); President and Chief
                            Operating Officer, Safeguard Scientifics, Inc.
                            (public technology business incubator company)
                            (1991-1993).
---------------------------------------------------------------------------------------------

                                       44

Name, Age, Position(s)                                                        Number of Funds
Held with the Fund and      Principal Occupation(s) During Past 5 Years and   in Fund Complex
Length of Time Served/1/    Other Directorships Held                          Overseen
---------------------------------------------------------------------------------------------
                            Directorships: Sonesta International Hotels,
                            Inc.; Aberdeen Group (technology research);
                            The Reference, Inc. (IT  consulting for
                            financial services); United Way of Mass Bay.
                            Trusteeships: Connecticut College, Chair,
                            Finance Committee; Northeastern University,
                            Chair, Funds and Endowment Committee
---------------------------------------------------------------------------------------------
Carl W. Vogt (67)           Senior Partner, Fulbright & Jaworski, L.L.P.             48
Trustee, 2002-present       (law firm); formerly, President (interim) of
                            Williams College (1999-2000); President,
                            certain funds in the Deutsche Asset Management
                            Family of Funds (formerly, Flag Investors
                            Family of Funds) (registered investment
                            companies) (1999-2000). Directorships: Yellow
                            Corporation (trucking); American Science &
                            Engineering (x-ray detection equipment); ISI
                            Family of Funds (registered investment
                            companies, 4 funds overseen); National Railroad
                            Passenger Corporation (Amtrak); formerly,
                            Chairman and Member, National Transportation
                            Safety Board
---------------------------------------------------------------------------------------------

Interested Trustee and Officers

Name, Age, Position(s)                                                        Number of Funds
Held with the Fund and      Principal Occupation(s) During Past 5 Years and   in Fund Complex
Length of Time Served/1/    Other Directorships Held                          Overseen
---------------------------------------------------------------------------------------------
Richard T. Hale/2,3/ (58)   Managing Director, Deutsche Investment                  201
Chairman and Trustee,       Management Americas Inc (2003 to present);
2002-present, and           Managing Director, Deutsche Bank Securities
President, 2003-present     Inc. (formerly Deutsche Banc Alex. Brown Inc.)
                            and Deutsche Asset Management (1999 to
                            present); Director and President, Investment
                            Company Capital Corp. (registered investment
                            advisor) (1996 to present); Director, Deutsche
                            Global Funds, Ltd. (2000 to present), CABEI
                            Fund (2000 to present), North American Income
                            Fund (2000 to present) (registered investment
                            companies); Director, Scudder Global
                            Opportunities Fund (since 2003);
                            Director/Officer Deutsche/Scudder Mutual Funds
                            (various dates); President, Montgomery Street
                            Income Securities, Inc. (2002 to present)
                            (registered investment companies); Vice
                            President, Deutsche Asset Management, Inc.
                            (2000 to present); formerly, Director, ISI
                            Family of Funds (registered investment
                            companies; 4 funds overseen) (1992-1999)
---------------------------------------------------------------------------------------------

                                       45

Name, Age, Position(s)                                                        Number of Funds
Held with the Fund and      Principal Occupation(s) During Past 5 Years and   in Fund Complex
Length of Time Served/1/    Other Directorships Held                          Overseen
---------------------------------------------------------------------------------------------
Daniel O. Hirsch/3/ (49)    Managing Director, Deutsche Asset Management            n/a
Vice President and          (2002-present) and Director, Deutsche Global
Assistant Secretary,        Funds Ltd. (2002-present); formerly, Director,
2002-present                Deutsche Asset Management (1999-2002);
                            Principal, BT Alex. Brown Incorporated (now
                            Deutsche Bank Securities Inc.) (1998-1999);
                            Assistant General Counsel, United States
                            Securities and Exchange Commission (1993-1998)
---------------------------------------------------------------------------------------------
John Millette/4/ (41)       Director, Deutsche Asset Management                     n/a
Vice President and
Secretary, 1999-present
---------------------------------------------------------------------------------------------
Kenneth Murphy/4/ (39)      Vice President, Deutsche Asset Management               n/a
Vice President,             (2000-present); formerly, Director, John
2002-present                Hancock Signature Services (1992-2000); Senior
                            Manager, Prudential Mutual Fund Services
                            (1987-1992)
---------------------------------------------------------------------------------------------
Charles A. Rizzo/4/ (46)    Director, Deutsche Asset Management (April              n/a
Treasurer, 2002-present     2000-present). Formerly, Vice President and
                            Department Head,  BT Alex. Brown Incorporated
                            (now Deutsche Bank Securities Inc.)
                            (1998-1999); Senior Manager, Coopers & Lybrand
                            L.L.P. (now PricewaterhouseCoopers LLP)
                            (1993-1998)
---------------------------------------------------------------------------------------------
Caroline Pearson/4/ (41)    Managing Director, Deutsche Asset Management            n/a
Assistant Secretary,
1997-present
---------------------------------------------------------------------------------------------
Kathleen Sullivan           Director, Deutsche Asset Management                     n/a
D'Eramo/4/ (46)
Assistant Treasurer,
2003-present
---------------------------------------------------------------------------------------------
Salvatore Schiavone/4/      Director, Deutsche Asset Management                     n/a
(37)
Assistant Treasurer,
2003-present
---------------------------------------------------------------------------------------------
Lucinda Stebbins/4/ (57)    Director, Deutsche Asset Management.                    n/a
Assistant Treasurer,        Trustee of Massachusetts Hospital School
2003-present
---------------------------------------------------------------------------------------------
James Fenger/4/ (44)        Managing Director of Deutsche Asset Management          n/a
Vice President,
1998-
---------------------------------------------------------------------------------------------

                                       46

Name, Age, Position(s)                                                        Number of Funds
Held with the Fund and      Principal Occupation(s) During Past 5 Years and   in Fund Complex
Length of Time Served/1/    Other Directorships Held                          Overseen
---------------------------------------------------------------------------------------------
present
---------------------------------------------------------------------------------------------
Audrey Jones/4/ (58)        Managing Director of Deutsche Asset Management          n/a
Vice President,
2002-present
---------------------------------------------------------------------------------------------

/1/  Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the
     Officer(s) of the Trust, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.

/2/  As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Funds within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the Funds.

/3/  Address: One South Street, Baltimore, Maryland

/4/  Address: Two International Place, Boston, Massachusetts

Trustees' and Officers' Role with Principal  Underwriter:  Scudder Distributors,
Inc.

Kenneth Murphy: Vice President
Caroline Pearson: Secretary

Trustees' Responsibilities. The officers of each Trust manage each Fund's day-to-day operations under the direction of the Trusts' Board of Trustees. The primary responsibility of the Board of Trustees is to represent the interests of each Fund's shareholders and to provide oversight of the management of each
Fund. Currently, seven of the Board's members are Independent Trustees; that is, they are not "interested persons" (as defined in Section 2(a)(19) of the 1940
Act) of the Trust or the Advisor.

The Trustees meet multiple times during the year to review the investment performance of each Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other

                                       47

requirements.In 2002, the Trustees conducted over 36 meetings to deal with fund issues (including regular and special board and committee meetings). These meetings were held over the course of 24 different days. In addition, various
Trustees participated as members of the Board's Valuation Committee throughout the year. Furthermore, the 2002 Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the
Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the
Advisory Group on Best Practices for Fund Directors. For example, the
Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The
Trustees are also assisted in this regard by each Fund's independent public accountants and other independent experts retained from time to time for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters such as investment, accounting and shareholders servicing issues.

For a discussion of the factors considered by the Board in connection with its most recent approval of the continuation of the Fund's management contracts, please refer to "Management of the Funds - Board Considerations in Connection
with Annual Renewal of Investment Management Agreements."

Board Committees. Each Fund's board has the following standing committees:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Funds, reviews the independence of such firm, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Fund's accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are Henry P. Becton, Jr., Dawn-Marie Driscoll, Keith R. Fox, Louis E. Levy
(Chairman), Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The Trust's
Audit Committee held three meetings during the Fund's last calendar year.

Committee on Independent Trustees: The Committee on Independent Trustees selects and nominates Independent Trustees*; establishes Trustee compensation, retirement, fund ownership and other corporate governance policies and conducts review of independent legal counsel. The members of the Committee on Independent
Trustees are Henry P. Becton, Jr., Dawn-Marie Driscoll (Chair), Keith R. Fox,
Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel and Carl W. Vogt. The
Trust's Committee on Independent Trustees held eleven meetings during the Fund's last calendar year.

Valuation Committee: The Valuation Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of the
Fund's securities and other assets as needed in accordance with the Valuation
Procedures when actual market values are unavailable and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are Keith R. Fox and Richard T. Hale. The Alternate

                                       48

Valuation Committee members are Henry P. Becton, Jr., Dawn-Marie Driscoll, Jean
Gleason Stromberg and Jean C. Tempel. The Trust's Valuation Committee held seven meetings during the Fund's last calendar year.

Investment Oversight Committee: The Board has established two Investment
Oversight Committees, one focusing on funds primarily investing in equity securities (the "Equity Oversight Committee") and one focusing on funds primarily investing in fixed income securities (the "Fixed Income Oversight
Committee"). These Committees meet regularly with fund portfolio managers and other investment personnel to review the relevant funds' investment strategies and investment performance. The members of the Equity Oversight Committee are
Henry P. Becton, Jr. (Chair), Jean C. Tempel and Carl W. Vogt. The members of the Fixed Income Oversight Committee are Dawn-Marie Driscoll, Keith R. Fox,
Louis E. Levy and Jean Gleason Stromberg (Chair). Each Investment Oversight
Committee held four meetings during the calendar year 2002.

Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports to the Board on matters relating to the quality, type and level of services provided to fund shareholders. The members of the Shareholder Servicing
Committee are Keith R. Fox (Co-Chair), Jean C. Tempel (Co-Chair), Henry P.
Becton, Jr., Dawn-Marie Driscoll, Louis E. Levey, Jean Gleason Stromberg, and
Carl W. Vogt. The Trust's Shareholder Servicing Committee held four meetings during the Fund's last fiscal year.

*    Fund Shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the secretary of the Funds.

Remuneration. Each Independent Director receives compensation from the Funds for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Independent
Director for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Independent Directors do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from each Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by each Fund. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from all of the funds in the fund complex during the most recent calendar year.

                                                                   Pension or Retirement
                           Compensation from    Compensation from      Benefits Accrued      Total Compensation
                                Scudder           Scudder 21st            as Part of               Paid to
Name of Trustee            Development Fund*   Century Growth Fund      Fund Expenses             Trustees
------------------------   -----------------   -------------------   ---------------------   ------------------
Henry P. Becton, Jr.             $ 1,921              $ 1,639                 $0                  $ [    ]
Dawn-Marie Driscoll/1/           $ 2,021              $ 1,719                 $0                  $ [    ]
Keith R. Fox                     $ 1,919              $ 1,638                 $0                  $ [    ]
Louis E. Levy*                   $ 1,493              $ 1,270                 $0                  $ [    ]
Jean Gleason Stromberg           $ 1,898              $ 1,621                 $0                  $ [    ]
Jean C. Tempel                   $ 1,876              $ 1,598                 $0                  $ [    ]

                                       49

Carl W. Vogt*                  $1,554               $1,316                $0                  $[ ]

*    Newly elected Trustees, effective April 8, 2002.

/(1)/Includes $10,000 in annual retainer fees received by Ms. Driscoll in her role as Lead Trustee.

Trustee Fund Ownership. The following sets forth ranges of Trustee beneficial share ownership as of December 31, 2002.

                           Dollar Range of      Aggregate Dollar Range of
                         Securities Owned in     Securities Owned in All
                         Scudder 21st Century   Funds in the Fund Complex
Name of Trustees             Growth Fund          Overseen by Trustees
----------------------   --------------------   -------------------------
Henry P. Becton, Jr.         $1 - $10,000             Over $100,000
Dawn-Marie Driscoll              None                 Over $100,000
Keith Fox                        None                 Over $100,000
Louis E. Levy                    None                 Over $100,000
Richard T. Hale                  None                 Over $100,000
Jean Gleason Stromberg           None                 Over $100,000
Jean C. Tempel                   None                 Over $100,000
Carl W. Vogt                     None                 Over $100,000

As of October 31, 2003, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities
Exchange Act of 1934) less than 1% of the Fund.

                                       50

To the best of the Fund's knowledge, as of October 31, 2003, no person owned beneficially more than 5% of each class of the Fund's outstanding shares (except as noted below).

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class S were held in the name of Fidelity Investments Institutional Operations Company, 100 Magellan Way,
Covington, KY 41015 who may be deemed to be beneficial owner of such shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class S were held in the name of Scudder Trust Company, for the benefit of Farmer's Group, Inc. Employee
Profit Sharing Savings Plan, P.O. Box 957, Salem, NH 03079 who may be deemed to be beneficial owner of such shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class A were held in the name of Scudder Trust Company, Trustee for Credence Systems Corp. Savings &
Retirement Plan, P.O. Box 1757, Salem, NH 03079 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class A were held in the name of Banc One Securities Corp., for the benefit of The One Select Portfolio,
1111 Polaris Parkway, Columbus, OH 43240 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class B were held in the name of Donaldson, Lufkin & Jenrette, for the benefit of customers, P.O. Box
2052, Jersey City, NJ 07303 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class B were held in the name of First Clearing Corporation, for the benefit of customers, 10700 Wheat
First Drive, Glen Allen, VA 23060 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder 21st Century Growth Fund, Class C were held in the name of Banc One Securities Corp., for the benefit of The One Select Portfolio,
1111 Polaris Parkway, Columbus, OH 43240 who may be deemed to be the beneficial owner of certain of these shares.

                            Dollar Range of     Aggregate Dollar Range of
                         Securities Owned in     Securities Owned in All
                          Scudder Development   Funds in the Fund Complex
Name of Trustees                 Fund              Overseen by Trustees
----------------------   --------------------   -------------------------
Henry P. Becton, Jr.       $10,001 - $50,000         Over $100,000
Dawn-Marie Driscoll               None               Over $100,000
Keith Fox                         None               Over $100,000
Louis E. Levy                     None               Over $100,000
Richard T. Hale                   None               Over $100,000
Jean Gleason Stromberg            None               Over $100,000
Jean C. Tempel                    None               Over $100,000
Carl W. Vogt                      None               Over $100,000

                                       51

As of October 31, 2003, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities
Exchange Act of 1934) less than 1% of the Fund.

To the best of the Fund's knowledge, as of October 31, 2002, no person owned beneficially more than 5% of each class of the Fund's outstanding shares (except as noted below).

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder Development Fund, Class AARP were held in the name
Scudder Trust Company, Custodian for R. Dale Fink, IRA, P.O. Box 1757, Salem, NH
03079 who may be deemed to be the beneficial owner of certain of these shares.

As of October 31, 2003, [   ] shares in the aggregate, or [   ]% of the
                         ---                               ---
outstanding shares of Scudder Development Fund, Class AARP were held in the name
Scudder Trust Company, Custodian for Gary Boggs, IRA, P.O. Box 1757, Salem, NH
03079 who may be deemed to be the beneficial owner of certain of these shares.

                               TRUST ORGANIZATION

Organizational Description

Scudder 21st Century Growth Fund and Scudder Development Fund are each a series of Scudder Securities Trust, a Massachusetts business trust established under a
Declaration of Trust dated October 16, 1985, as amended from time to time.
Scudder 21st Century Growth Fund's shares are currently divided into six classes: Class A, Class B, Class C, Class I, Class AARP and Class S shares.
Scudder Development Fund's shares are currently divided into two classes: Class
S and Class AARP shares.

The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAIs and in the Funds' prospectuses. Each share has equal rights with each other share of the same class of a Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval. Currently, Class A,
Class B, Class C, Class S, Class AARP and Class I shares are offered for 21st
Century Growth Fund and Class S and AARP are offered for Development Fund.

The Funds generally are not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of a Fund ("Declaration of Trust"),
however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination or reorganization of a Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof) to the extent provided therein; and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable.
Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the
Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declarations of

                                       52

Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a
Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a
Fund or the Trust's Trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed.

Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the outstanding shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the outstanding shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

                             PROXY VOTING GUIDELINES

Each Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. Each Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with each Fund's best economic interests. The Advisor has adopted its own Proxy
Voting Policies and Procedures ("Policies") and Proxy Voting Guidelines
("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of each Fund and the interests of the Advisor and its affiliates, including each Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

     .    Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

     .    Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

     .    Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The
          Advisor generally votes for fair price proposals.

     .    Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The
Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as

                                       53

investment Advisor or principal underwriter ("affiliated investment companies").
The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called
"mirror" or "echo" voting).

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with each Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the board, or of a majority of the board. In addition, the
Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment
Advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the
Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the
Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be refused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the
Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

Information regarding how a Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-621-1048.

                              FINANCIAL STATEMENTS

The financial statements, including the portfolios of investments, of Scudder
21st Century Growth Fund and Scudder Development Fund, together with the Reports of Independent Auditors, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of each Fund dated July 31, 2003 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                             ADDITIONAL INFORMATION

The CUSIP numbers of Scudder 21st Century Growth Fund are:

Class S 811196-401

Class AARP 811196-849

Scudder 21st Century Growth Fund has a fiscal year ending July 31.

The CUSIP numbers of Scudder Development Fund are:

Class S 811196-104

                                       54

Class AARP 811196-823

Scudder Development Fund has a fiscal year ending July 31.

This Statement of Additional Information contains the information of Scudder
21st Century Growth Fund and Scudder Development Fund. Each Fund, through its combined prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The
Trustees of each Fund have considered this, and have approved the use of this
Statement of Additional Information.

The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                       55

                                INVESTMENT TRUST

        Scudder Small Company Stock Fund (Class AARP and Class S Shares)

                            SCUDDER SECURITIES TRUST

                Scudder Small Company Value Fund (Class S Shares)

                               VALUE EQUITY TRUST

        Scudder Large Company Value Fund (Class AARP and Class S Shares)

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2003

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the prospectus for the Scudder Small Company Stock Fund, a series of  Investment  Trust,  Scudder  Small  Company  Value Fund,  a series of
Scudder Securities Trust and Scudder Large Company Value Fund, a series of Value
Equity Trust (each a "Fund" and  collectively the "Funds" and each a "Trust" and collectively the "Trusts"),  each dated December 1, 2003 as amended from time to time,  a copy of which may be  obtained  without  charge by  contacting  Scudder
Investor  Services,   Inc.,  Two  International  Place,  Boston,   Massachusetts
02110-4103,  1-800-SCUDDER  or from  the  firm  from  which  this  Statement  of
Additional Information was obtained.

The Annual Reports to Shareholders of each Fund, dated July 31, 2003 for Scudder
Small  Company Value Fund and Scudder Large Company Value Fund and September 30,
2003 for Scudder Small Company Stock Fund accompany this Statement of Additional
Information. They are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional  Information is  incorporated by reference into the combined prospectus for the Funds.

                                                                           Page
                                                                           ----

                                       i

                             INVESTMENT RESTRICTIONS

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders.  There can be no assurance that a Fund's objective will be met.

Any  investment  restrictions  herein  which  involve  a maximum  percentage  of securities  or assets shall not be  considered  to be violated  unless an excess over the percentage occurs  immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

Each Fund has elected to be classified  as a  diversified  series of an open-end management  investment  company. A diversified fund may not, with respect to 75%
of total  assets,  invest more than 5% of total  assets in the  securities  of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

As a matter of fundamental policy, each Fund may not:

(1)      borrow money,  except as permitted under the Investment  Company Act of
         1940, as amended,  (the "1940 Act"),  and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2)      issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory  authority  having  jurisdiction, from time to time;

(3)      concentrate its investments in a particular  industry,  as that term is used in the 1940 Act,  and as  interpreted  or modified  by  regulatory authority having jurisdiction, from time to time;

(4)      engage in the  business of  underwriting  securities  issued by others, except to the extent that a Fund may be deemed to be an  underwriter in connection with the disposition of portfolio securities;

(5)      purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real  estate  or  interests  therein,  except  that a Fund  reserves freedom of action to hold and to sell real estate  acquired as a result of a Fund's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

(7)      make loans except as permitted  under the 1940 Act, and as  interpreted or modified by regulatory authority having  jurisdiction,  from time to time.

A  fundamental  policy may not be changed  without the approval of a majority of the outstanding  voting  securities of a Fund which,  under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information,  means the lesser of (1) 67% or more of the voting securities  present at such meeting, if the holders of more than 50% of the outstanding  voting  securities of a Fund are present or  represented  by proxy,  or (2) more than 50% of the  outstanding voting securities of a Fund.

The  Trustees  of each Trust  have  voluntarily  adopted  certain  policies  and restrictions,  which are observed in the conduct of each Fund's  affairs.  These
represent   intentions  of  the  Trustees  based  upon  current   circumstances.
Non-fundamental  policies  may be changed  by the  Trustees  of a Trust  without requiring prior notice to or approval of shareholders.

As a matter of Non-fundamental policy, each Fund currently does not intend to:

(a)      borrow money in an amount  greater  than 5% of its total assets  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse
         repurchase   agreements,   dollar  rolls,   or  other   investments  or
         transactions  described in a Fund's registration statement which may be deemed to be borrowings;

(b)      enter into either of reverse  repurchase  agreements or dollar rolls in an amount greater than 5% of its total assets;

(c)      purchase  securities  on margin or make short  sales,  except (i) short sales against the box, (ii) in connection with arbitrage  transactions,
         (iii) for margin deposits in connection with futures contracts, options or other  permitted  investments,  (iv) that  transactions  in  futures contracts  and  options  shall  not be  deemed  to  constitute  selling securities  short,  and (v)  that a Fund  may  obtain  such  short-term
         credits  as  may  be  necessary   for  the   clearance  of   securities
         transactions;

(d)      purchase  options,  unless  the  aggregate  premiums  paid on all  such options  held by a Fund  at any  time do not  exceed  20% of its  total assets; or sell put options, if as a result, the aggregate value of the obligations  underlying  such put options would exceed 50% of its total assets;

(e)      enter  into  futures  contracts  or  purchase  options  thereon  unless immediately  after the  purchase,  the value of the  aggregate  initial margin with respect to such futures contracts entered into on behalf of a Fund and the premiums paid for such options on futures contracts does not  exceed  5% of the fair  market  value of a  Fund's  total  assets;
         provided that in the case of an option that is in-the-money at the time of purchase,  the in-the-money  amount may be excluded in computing the
         5% limit;

(f)      purchase warrants if as a result,  such securities,  taken at the lower of cost or market value, would represent more than 5% of the value of a
         Fund's total assets (for this  purpose,  warrants  acquired in units or attached to securities will be deemed to have no value);

                                       2

(g)      lend  portfolio  securities  in an amount  greater than 5% of its total assets; and

(h)      acquire  securities  of  registered  open-end  investment  companies or registered unit investment  trusts in reliance on Sections  12(d)(1)(F)
         or 12(d)(1)(G) of the Investment Company Act of 1940.

Each Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof,  more than 15% of the
Fund's net assets,  valued at the time of the transaction,  would be invested in such securities.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  the Fund  must  limit  its  investments  so that at the  close of each quarter  of its  taxable  year (1) no more  than  25% of its  total  assets  are invested in the securities of a single issuer (other than the US Government or a regulated investment company), and (2) with respect to at least 50% of its total assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

Each  fund  may  invest  up to 20% of its  assets  in US  Treasury,  agency  and instrumentality obligations.

Temporary Defensive Policy. For temporary defensive purposes,  the Scudder Small
Company  Stock  Fund may  invest  without  limit in high  quality  money  market securities,  including U.S. Treasury bills,  repurchase  agreements,  commercial paper,  certificates of deposit issued by domestic and foreign  branches of U.S.
banks, bankers' acceptances,  and other debt securities, such as U.S. government obligations  and corporate debt  instruments  when the portfolio  managers deems such a position advisable in light of economic or market conditions.

For  temporary  defensive  purposes,  the Scudder  Small  Company Value Fund may invest without limit in cash and cash  equivalents when the Advisor deems such a position advisable in light of economic or market  conditions.  It is impossible to accurately  predict how long such alternate  strategies  may be utilized.  In such cases,  the Fund may hold without limit cash,  high grade debt  securities, without  equity  features,  which are rated  Aaa,  A or A by  Moody's  Investors
Service,  Inc. ("Moody's") or AAA, AA or A by Standard & Poor's Ratings Service,
a division of The  McGraw-Hill  Companies,  Inc.  ("S&P"),  or, if unrated,  are deemed  by the  Advisor  to be of  equivalent  quality,  and may  invest in U.S.
Government  securities and money market  instruments  which are rated in the two highest  categories by Moody's or S&P, or if unrated,  are deemed by the Advisor to be of equivalent quality.

For  temporary  defensive  purposes,  the Scudder  Large  Company Value Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments (rated in the two highest categories by Moody's or S&P)
and high grade debt  securities  without equity features (rated Aaa, Aa, or a by
Moody's  Investors  Services,  Inc.).  In such a case,  the  Fund  would  not be pursuing, and may not achieve, its investment objective.

                                       3

Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing  directly in a portfolio of securities,  invests most or all of its investment  assets in a separate  registered  investment  company  (the  "master fund") with  substantially  the same  investment  objective  and policies as the feeder  fund.  Such a  structure  permits  the  pooling of assets of two or more feeder funds,  preserving  separate  identities or distribution  channels at the feeder  fund  level.  Based on the  premise  that  certain  of the  expenses  of operating an investment  portfolio are  relatively  fixed,  a larger  investment portfolio may eventually  achieve a lower ratio of operating expenses to average net assets. An existing  investment  company is able to convert to a feeder fund
by  selling  all  of  its  investments,   which  involves  brokerage  and  other
transaction  costs and realization of a taxable gain or loss, or by contributing its assets to the master  fund and  avoiding  transaction  costs and,  if proper procedures are followed, the realization of taxable gain or loss.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objective and Policies

Descriptions  in  this  Statement  of  Additional  Information  of a  particular investment  practice  or  technique  in which a fund  may  engage  are  meant to describe the spectrum of investments  that the Advisor in its discretion  might, but is not  required  to, use in managing  each  Fund's  portfolio  assets.  The
Advisor may in its  discretion  at any time employ such  practice,  technique or instrument  for  one or  more  funds  but  not  for  all  funds  advised  by it.
Furthermore,  it is possible  that  certain  types of financial  instruments  or investment  techniques  described  herein  may  not be  available,  permissible, economically  feasible or effective for their intended  purposes in all markets.
Certain practices,  techniques or instruments may not be principal activities of the funds, but, to the extent employed,  could from time to time have a material impact on a fund's performance.

It is possible that certain investment practices and techniques described below may not be permissible for a fund based on its investment restrictions, as described herein, and in each fund`s applicable prospectus.

Borrowing.  As a matter of  fundamental  policy,  a fund will not borrow  money, except as  permitted  under the 1940 Act,  and as  interpreted  or  modified  by regulatory authority having  jurisdiction,  from time to time. While each fund's
Board of Trustees does not currently intend to borrow for investment  leveraging purposes,  if such a strategy were  implemented  in the future it would increase the funds' volatility and the risk of loss in a declining market. Borrowing by a fund will involve  special  risk  considerations.  Although  the  principal of a fund's  borrowings

                                       4

will be fixed,  a fund's  assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Combined Transactions.  A fund may enter into multiple  transactions,  including multiple options transactions,  multiple futures transactions, multiple currency transactions  (including forward currency  contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate
transactions   ("component"   transactions),   instead  of  a  single  Strategic
Transaction,  as part of a single or combined  strategy  when, in the opinion of the  Advisor,  it is in the  best  interests  of a fund  to do  so.  A  combined transaction  will usually  contain  elements of risk that are present in each of its component transactions.  Although combined transactions are normally entered into based on the Advisor's  judgment that the combined  strategies  will reduce risk or otherwise  more  effectively  achieve the desired  portfolio  management goal, it is possible that the  combination  will instead  increase such risks or hinder achievement of the portfolio management objective.

Common  Stocks.  Common  stock is issued by companies to raise cash for business purposes  and  represents  a  proportionate  interest in the issuing  companies.
Therefore, a fund participates in the success or failure of any company in which it holds stock.  The market values of common stock can fluctuate  significantly, reflecting the business performance of the issuing company,  investor perception and general economic and financial market  movements.  Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment,  compared to other classes of financial assets such as bonds or cash equivalents,  although there can be no assurance that this will be true in the future.

Convertible Securities.  A fund may invest in convertible  securities,  that is, bonds,  notes,  debentures,  preferred  stocks  and other  securities  which are convertible into common stock. Investments in convertible securities can provide an  opportunity  for capital  appreciation  and/or income  through  interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a fund may invest are either fixed income or zero coupon debt  securities  which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular  convertible security may be adjusted from time to time due to stock splits,  dividends,  spin-offs,  other corporate  distributions  or scheduled  changes  in the  exchange  ratio.  Convertible  debt  securities  and convertible  preferred  stocks,  until converted,  have general  characteristics similar to both debt and equity  securities.  Although  to a lesser  extent than with debt securities generally, the market value of convertible securities tends to decline as interest  rates  increase  and,  conversely,  tends to increase as interest  rates  decline.  In addition,  because of the  conversion  or exchange feature,  the market value of convertible  securities  typically  changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow  movements  in the  general  market  for equity  securities.  A unique feature of convertible  securities is that as the market price of the underlying common stock declines,  convertible  securities tend to trade  increasingly on a yield basis, and so may not experience  market value declines to the same extent as the underlying  common stock.  When the market price of the underlying common stock  increases,  the prices of the  convertible  securities  tend to rise as a reflection of the value of the underlying common stock,  although  typically not as much as the  underlying  common stock.  While no securities  investments  are without risk,  investments in convertible  securities generally entail less risk than investments in common stock of the same issuer.

As debt securities,  convertible  securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income)
with  generally  higher  yields  than  common  stocks.   Convertible  securities
generally offer lower yields than non-convertible  securities of similar quality because of their conversion or exchange features.

Of course,  like all debt  securities,  there can be no  assurance  of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible   securities   generally  are  subordinated  to  other  similar  but
non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt  obligations,  enjoy  seniority in right of payment to all equity securities,  and  convertible  preferred stock is senior to common stock, of the same issuer.  However,  because of the subordination feature,  convertible bonds and  convertible  preferred  stock  typically  have lower  ratings  than similar

                                       5

non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including
Liquid Yield Option Notes ("LYONs"(TM)).

Debt  Securities.  When the Adviser  believes that it is appropriate to do so in order to achieve a fund's objective of long-term  capital  appreciation,  a fund may invest in debt  securities,  including bonds of private  issuers.  Portfolio debt  investments  will be selected on the basis of, among other things,  credit quality, and the fundamental  outlooks for currency,  economic and interest rate trends,  taking into  account the ability to hedge a degree of currency or local bond price risk. A fund may purchase  "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's or AAA,  AA, A or BBB by S&P or, if  unrated,  judged to be of equivalent quality as determined by the Adviser.

The principal  risks involved with  investments  in bonds include  interest rate risk, credit risk and pre-payment risk.  Interest rate risk refers to the likely decline in the value of bonds as  interest  rates rise.  Generally,  longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities. Credit risk refers to the risk that an issuer of a bond may  default  with  respect  to the  payment of  principal  and interest.  The  lower  a bond  is  rated,  the  more  it is  considered  to be a speculative or risky  investment.  Pre-payment risk is commonly  associated with pooled debt  securities,  such as  mortgage-backed  securities  and asset backed securities,  but may affect other debt  securities as well.  When the underlying debt obligations are prepaid ahead of schedule,  the return on the security will be lower than expected.  Pre-payment  rates usually increase when interest rates are falling.

Depositary  Receipts.  A fund may invest in  sponsored or  unsponsored  American
Depositary  Receipts ("ADRs"),  European  Depositary  Receipts ("EDRs"),  Global
Depositary  Receipts ("GDRs"),  International  Depositary  Receipts ("IDRs") and
other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary  Receipts").  Depositary receipts provide indirect  investment  in securities of foreign  issuers.  Prices of  unsponsored
Depositary  Receipts  may be more  volatile  than if they were  sponsored by the issuer of the underlying securities.  Depositary Receipts may not necessarily be denominated  in the same currency as the underlying  securities  into which they may be  converted.  In  addition,  the  issuers  of  the  stock  of  unsponsored
Depositary  Receipts are not obligated to disclose  material  information in the
United  States  and,  therefore,  there may not be a  correlation  between  such information and the market value of the Depositary Receipts. ADRs are Depositary
Receipts which are bought and sold in the United States and are typically issued by a US bank or trust company which evidence ownership of underlying  securities by a foreign corporation.  GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies,  although they may also be issued by United  States banks or trust  companies,  and  evidence  ownership of underlying securities issued by either a foreign or a United States corporation.
Generally,  Depositary  Receipts in registered  form are designed for use in the
United  States  securities  markets and  Depositary  Receipts in bearer form are designed for use in securities  markets outside the United States.  For purposes of a fund's investment  policies,  a fund's  investments in ADRs, GDRs and other types of Depositary  Receipts will be deemed to be investments in the underlying securities.  Depositary Receipts, including those denominated in US dollars will be subject to foreign currency exchange rate risk.  However,  by investing in US dollar-denominated  ADRs rather than directly in foreign  issuers' stock, a fund avoids  currency  risks during the  settlement  period.  In general,  there is a large,  liquid  market in the  United  States for most  ADRs.  However,  certain
Depositary  Receipts  may not be  listed on an  exchange  and  therefore  may be illiquid securities.

Dollar Roll Transactions. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealers  (the  "counterparty") of GNMA certificates or other mortgage-backed  securities  together  with a  commitment  to purchase  from the counterparty  similar,  but not  identical,  securities at a future date, at the same price.  The  counterparty  receives all  principal  and interest  payments, including  prepayments,  made on the  security  while it is the  holder.  A Fund receives a fee from the  counterparty  as  consideration  for entering  into the commitment  to  purchase.  Dollar  rolls may be renewed over a period of several months  with  a  different  purchase  and  repurchase  price  fixed  and a  cash settlement  made  at each  renewal  without  physical  delivery  of  securities.
Moreover,  the  transaction  may  be  preceded  by a firm  commitment  agreement pursuant to which a fund agrees to buy a security on a future date.

A fund will not use dollar rolls for leveraging purposes and, accordingly,  will segregate cash, U.S.  Government  securities or other liquid assets in an amount sufficient to meet their purchase  obligations  under the  transactions.  A

                                       6

fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

Dollar  rolls are treated for purposes of the 1940 Act as  borrowings  of a fund because  they  involve  the sale of a  security  coupled  with an  agreement  to repurchase.  Like all  borrowings,  a dollar roll involves  costs to a fund. For example, while a fund receives a fee as consideration for agreeing to repurchase the  security,  a fund forgoes the right to receive all  principal  and interest payments  while the  counterparty  holds the  security.  These  payments  to the counterparty may exceed the fee received by a fund, thereby effectively charging a fund  interest on its  borrowing.  Further,  although a fund can  estimate the amount of expected  principal  prepayment  over the term of the dollar  roll,  a variation in the actual amount of prepayment could increase or decrease the cost of a fund's borrowing.

The entry into dollar rolls involves  potential risks of loss that are different from those related to the securities  underlying the transactions.  For example, if the  counterparty  becomes  insolvent,  a fund's  right to purchase  from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a fund is able to purchase them.  Similarly,  a fund may be required to purchase  securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a fund, the security that a fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a fund's  use of the cash  that they  receive  from a dollar  roll will  provide a return that exceeds borrowing costs.

Foreign  Securities.  Investing in foreign  securities  involves certain special considerations,  including  those  set  forth  below,  which  are not  typically associated  with  investing  in U.S.  securities  and  which  may  favorably  or unfavorably affect a fund's performance.  As foreign companies are not generally subject to uniform  accounting,  auditing  and  financial  reporting  standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly  available  information  about a foreign company than about a domestic  company.  Many foreign  securities  markets,  while growing in volume of trading activity, have substantially less volume than the U.S. market, and  securities  of some foreign  issuers are less liquid and more volatile than securities of domestic issuers.  Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times,  volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities  exchanges and bid to asked  spreads in foreign  bond  markets  are  generally  higher than commissions or bid to asked spreads on U.S.  markets,  although the Advisor will
endeavor  to  achieve  the  most   favorable   net  results  on  its   portfolio
transactions. There is generally less governmental supervision and regulation of securities exchanges,  brokers and listed companies in foreign countries than in the U.S. It may be more difficult for a fund's agents to keep currently informed about  corporate  actions  in foreign  countries  which may affect the prices of portfolio securities.  Communications between the U.S. and foreign countries may be less  reliable  than  within the U.S.,  thus  increasing  the risk of delayed settlements  of portfolio  transactions  or loss of  certificates  for portfolio securities.  Payment for securities  without delivery may be required in certain foreign markets. In addition,  with respect to certain foreign countries,  there is the  possibility of  expropriation  or  confiscatory  taxation,  political or
social  instability,   or  diplomatic   developments  which  could  affect  U.S.
investments  in those  countries.  Moreover,  individual  foreign  economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product,  rate of inflation,  capital  reinvestment,  resource self-sufficiency  and balance of payments  position.  The  management  of a fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

High Yield/High Risk Bonds. A fund may purchase debt securities  which are rated below  investment-grade  (commonly referred to as "junk bonds"),  that is, rated below Baa by Moody's or below BBB by S&P and unrated  securities judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk  (including the possibility of default or bankruptcy of the issuers of such securities),  generally involve greater  volatility of price and risk to principal  and income,  and may be less liquid,  than  securities  in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity  securities.  Securities rated D may be in default with  respect to payment of  principal  or  interest.  See the  Appendix to this
Statement of  Additional  Information  for a more  complete  description  of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yielding  securities often are highly leveraged and may not have available to them more  traditional  methods of financing.  Therefore,  the risk associated with acquiring the securities of such issuers generally

                                       7

is greater than is the case with higher rated securities. For example, during an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers of high yield  securities  may experience  financial  stress.
During such periods, such issuers may not have sufficient revenues to meet their
interest  payment  obligations.   The  issuer's  ability  to  service  its  debt
obligations may also be adversely affected by specific  corporate  developments, or the issuer's inability to meet specific projected business forecasts,  or the unavailability  of  additional  financing.  The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such  securities  are generally  unsecured and are often  subordinated  to other creditors  of the  issuer.  Prices  and  yields of high  yield  securities  will fluctuate over time and, during periods of economic  uncertainty,  volatility of high  yield  securities  may  adversely  affect a fund's  net  asset  value.  In addition,  investments  in high yield zero coupon or pay-in-kind  bonds,  rather than  income-bearing  high yield securities,  may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

A fund  may  have  difficulty  disposing  of  certain  high  yield  (high  risk)
securities because they may have a thin trading market.  Because not all dealers maintain  markets in all high yield  securities,  a fund  anticipates  that such securities  could be sold only to a limited  number of dealers or  institutional investors.  The lack of a liquid  secondary market may have an adverse effect on the market price and a fund's  ability to dispose of  particular  issues and may also make it more difficult for a fund to obtain accurate market  quotations for purposes of valuing a fund's assets.  Market quotations  generally are available on many high yield  issues  only from a limited  number of  dealers  and may not necessarily  represent  firm bids of such  dealers or prices  for actual  sales.
Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration
responsibilities,   liabilities   and  costs,   and   liquidity   and  valuation
difficulties.

Credit  quality in the  high-yield  securities  market can change  suddenly  and unexpectedly,  and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor not to rely exclusively on ratings issued by established credit rating agencies,  but to supplement such ratings with its own independent and on-going  review of credit quality.  The achievement of a fund's investment  objective by investment in such  securities may be more dependent on the Advisor's credit analysis than is the case for higher quality bonds.  Should the rating of a portfolio  security be  downgraded,  the Advisor will  determine whether  it is in the best  interests  of a fund to  retain or  dispose  of such security.

Prices for below investment-grade  securities may be affected by legislative and regulatory  developments.  Also,  Congress  has  from  time to  time  considered legislation  which would  restrict or eliminate  the corporate tax deduction for interest  payments in these  securities and regulate  corporate  restructurings.
Such legislation may significantly depress the prices of outstanding  securities of this type.

Illiquid  Securities and Restricted  Securities.  A fund may purchase securities that are subject to legal or  contractual  restrictions  on resale  ("restricted securities").  Generally speaking, restricted securities may be sold (i) only to qualified  institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers;  (iii) in limited  quantities after they have been held for a specified  period of time and other conditions are met pursuant to an exemption  from  registration;  or  (iv)  in  a  public  offering  for  which  a registration  statement  is in  effect  under  the  Securities  Act of 1933,  as amended.  Issuers of restricted  securities may not be subject to the disclosure and other  investor  protection  requirements  that would be applicable if their securities were publicly traded.

Restricted  securities  are often  illiquid,  but they may also be  liquid.  For example,  restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The fund's Board has approved  guidelines  for use by the Advisor in determining whether a security  is liquid or  illiquid.  Among the  factors  the Advisor may consider in reaching  liquidity  decisions relating to Rule 144A securities are:
(1) the  frequency  of trades  and quotes  for the  security;  (2) the number of dealers  wishing  to  purchase  or sell the  security  and the  number  of other potential purchasers;  (3) dealer undertakings to make a market in the security;
and (4) the nature of the security and the nature of the market for the security
(i.e.,  the time  needed to dispose of the  security,  the method of  soliciting offers, and the mechanics of the transfer). Issuers of restricted securities may not be subject to the disclosure and other investor protection  requirement that
would  be  applicable  if  their  securities  were  publicly  traded.   Where  a
registration  statement is required for the resale of restricted  securities,  a fund may be required to bear all or part of the  registration  expenses.  A fund may be deemed to be an

                                       8

"underwriter"  for  purposes  of the  Securities  Act of 1933,  as amended  when selling  restricted  securities to the public and, in such event,  a fund may be liable to purchasers of such securities if the registration  statement  prepared by the issuer is materially inaccurate or misleading.

A fund may also purchase securities that are not subject to legal or contractual restrictions  on resale,  but that are deemed  illiquid.  Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security.  In addition, it may be more  difficult to determine a market  value for  restricted  or illiquid securities.  Moreover,  if adverse market  conditions were to develop during the period between a fund's  decision to sell a restricted or illiquid  security and the point at which a fund is  permitted  or able to sell such  security,  a fund might  obtain a price  less  favorable  than the price  that  prevailed  when it decided to sell. This investment practice,  therefore,  could have the effect of increasing the level of illiquidity of a fund.

IPO Risk.  Securities  issued  through  an  initial  public  offering  (IPO) can experience an immediate drop in value if the demand for the securities  does not continue to support the  offering  price.  Information  about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A fund may engage in short-term trading in connection  with its IPO  investments,  which could produce higher trading costs and  adverse  tax  consequences.  The number of  securities  issued in an IPO is limited,  so it is likely that IPO securities will represent a smaller component of a fund's  portfolio as a fund's assets increase (and thus have a more limited effect on a fund's performance).

Interfund  Borrowing  and Lending  Program.  The funds have  received  exemptive relief from the SEC,  which  permits the funds to  participate  in an  interfund lending program among certain investment  companies advised by the Advisor.  The interfund  lending program allows the  participating  funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject  to a number  of  conditions  designed  to  ensure  fair  and  equitable treatment of all participating funds,  including the following:  (1) no fund may borrow money through the program  unless it receives a more  favorable  interest rate than a rate  approximating  the  lowest  interest  rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend  money  through  the  program  unless  it  receives  a more favorable return than that available from an investment in repurchase agreements and,  to the  extent  applicable,  money  market  cash  sweep  arrangements.  In addition,  a fund may  participate in the program only if and to the extent that such  participation  is consistent  with the fund's  investment  objectives  and policies (for instance,  money market funds would normally  participate  only as lenders and tax exempt funds only as borrowers).  Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest  rate if an  interfund  loan is  called  or not  renewed.  Any delay in repayment  to a lending fund could result in a lost  investment  opportunity  or additional costs. The program is subject to the oversight and periodic review of the Boards of the  participating  funds.  To the  extent the funds are  actually engaged in borrowing  through the interfund  lending  program,  the funds,  as a matter of  non-fundamental  policy,  may not borrow for other than  temporary or emergency purposes (and not for leveraging), except that the funds may engage in reverse repurchase agreements and dollar rolls for any purpose.

Investment Company Securities. A fund may acquire securities of other investment companies to the extent consistent with its investment  objective and subject to the limitations of the 1940 Act. A fund will  indirectly bear its  proportionate share of any management  fees and other  expenses paid by such other  investment companies.

For example,  a fund may invest in a variety of investment  companies which seek to track the  composition  and  performance  of  specific  indexes or a specific portion of an index.  These  index-based  investments hold  substantially all of their assets in securities representing their specific index.  Accordingly,  the main risk of investing in index-based  investments is the same as investing in a portfolio  of equity  securities  comprising  the index.  The  market  prices of index-based  investments  will fluctuate in accordance  with both changes in the market  value of their  underlying  portfolio  securities  and due to supply and demand for the  instruments on the exchanges on which they are traded (which may result in their  trading at a discount  or premium to their  NAVs).  Index-based investments  may not

                                       9

replicate   exactly  the   performance  of  their  specified  index  because  of
transaction  costs  and  because  of the  temporary  unavailability  of  certain component securities of the index.

Examples of index-based investments include:

SPDRs(R):  SPDRs,  an acronym for "Standard & Poor's  Depositary  Receipts," are based on the S&P 500  Composite  Stock Price Index.  They are issued by the SPDR
Trust,  a unit  investment  trust that  holds  shares of  substantially  all the companies  in the S&P 500 in  substantially  the  same  weighting  and  seeks to closely track the price performance and dividend yield of the Index.

MidCap  SPDRs(R):  MidCap SPDRs are based on the S&P MidCap 400 Index.  They are issued by the MidCap SPDR Trust, a unit investment  trust that holds a portfolio of securities  consisting of  substantially  all of the common stocks in the S&P
MidCap 400 Index in substantially  the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R):  Select Sector SPDRs are based on a particular sector or group of  industries  that are  represented  by a specified  Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The
Select Sector SPDR Trust, an open-end  management  investment  company with nine portfolios  that each seeks to closely track the price  performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM):  DIAMONDS are based on the Dow Jones Industrial Average(SM).  They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100  Trust, a unit investment  trust that holds a portfolio consisting of substantially  all of the securities,  in  substantially  the same weighting,  as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM):  WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific  Morgan Stanley Capital International  Indexes. They are issued by the WEBs Index Fund,  Inc., an open-end  management  investment  company that seeks to generally  correspond to the price and yield  performance of a specific
Morgan Stanley Capital International Index.

Investment of Uninvested Cash Balances.  A fund may have cash balances that have not been invested in portfolio securities  ("Uninvested Cash").  Uninvested Cash may result from a variety of sources,  including  dividends or interest received from portfolio securities, unsettled securities transactions,  reserves held for investment strategy purposes, scheduled maturity of investments,  liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors.  Uninvested  Cash may be invested  directly in money market  instruments or other short-term debt  obligations.  Pursuant to an
Exemptive  Order issued by the SEC, a fund may use  Uninvested  Cash to purchase shares of affiliated  funds including money market funds,  short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor  acts as trustee or  investment  advisor  that operate as cash management  investment  vehicles and that are excluded  from the  definition  of investment  company  pursuant  to  section  3(c)(1)  or  3(c)(7) of the 1940 Act
(collectively,  the  "Central  Funds") in excess of the  limitations  of Section
12(d)(1) of the 1940 Act.  Investment  by a fund in shares of the Central  Funds will be in accordance with a fund's investment  policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with Rule 2a-7 under the 1940 Act. The other
Central Funds are or will be short-term  bond funds that invest in  fixed-income securities  and maintain a dollar  weighted  average  maturity of three years or less.  Each of the  Central  Funds will be managed  specifically  to  maintain a highly  liquid  portfolio,  and access to them will enhance a fund's  ability to manage Uninvested Cash.

                                       10

A fund will invest  Uninvested  Cash in Central  Funds only to the extent that a fund's  aggregate  investment  in the  Central  Funds does not exceed 25% of its total  assets.  Purchase  and sales of shares of  Central  Funds are made at net asset value.

Micro-Cap Company Risk. While, historically, micro-capitalization company stocks have  outperformed  the stocks of large  companies,  the former have customarily involved more investment risk as well.  There can be no assurance that this will continue  to be true in the  future.  Micro-capitalization  companies  may  have limited product lines, markets or financial resources; may lack management depth or experience;  and may be more vulnerable to adverse general market or economic developments than large companies.  The prices of  micro-capitalization  company securities  are often more  volatile than prices  associated  with large company issues,  and can display  abrupt or erratic  movements at times,  due to limited trading volumes and less publicly available information.

Also,  because   micro-capitalization   companies  normally  have  fewer  shares
outstanding and these shares trade less frequently than large companies,  it may be more difficult for a fund to buy and sell significant  amounts of such shares without an unfavorable impact on prevailing market prices.

Some of the companies in which a fund may invest may distribute, sell or produce products  which have recently been brought to market and may be dependent on key personnel.  The  securities of  micro-capitalization  companies are often traded over-the-counter  and may not be traded in the  volumes  typical  on a  national securities exchange. Consequently, in order to sell this type of holding, a fund may need to  discount  the  securities  from  recent  prices or  dispose  of the securities over a long period of time.

Participation  Interests.  A  fund  may  purchase  from  financial  institutions
participation   interests  in  securities   in  which  a  fund  may  invest.   A
participation interest gives a fund an undivided interest in the security in the proportion that a fund's participation interest bears to the principal amount of the security.  These  instruments may have fixed,  floating or variable interest rates.  If the  participation  interest is  unrated,  or has been given a rating below  that which is  permissible  for  purchase  by a fund,  the  participation interest  will be backed by an  irrevocable  letter of credit or  guarantee of a bank,  or  the  payment  obligation  otherwise  will  be  collateralized  by  US
Government  securities,  or,  in the  case of  unrated  participation  interest, determined by the Advisor to be of comparable  quality to those  instruments  in which a fund may invest. For certain participation  interests,  a fund will have the right to demand payment, on not more than seven days' notice, for all or any part of a fund's participation interests in the security, plus accrued interest.
As to these  instruments,  a fund  generally  intends to  exercise  its right to demand payment only upon a default under the terms of the security.

Privatized Enterprises. Investments in foreign securities may include securities
issued  by  enterprises   that  have  undergone  or  are  currently   undergoing
privatization.  The  governments of certain  foreign  countries have, to varying degrees,  embarked on privatization  programs  contemplating  the sale of all or part of their  interests  in state  enterprises.  A  fund's  investments  in the
securities  of  privatized   enterprises   may  include   privately   negotiated
investments in a government or  state-owned or controlled  company or enterprise that has not yet  conducted  an  initial  equity  offering,  investments  in the initial  offering of equity  securities  of a state  enterprise  or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain  jurisdictions,  the ability of foreign entities,  such as a fund, to participate in privatizations may be limited by local law, or the price or terms on which a fund may be able to  participate  may be less  advantageous  than for local investors.  Moreover, there can be no assurance that governments that have embarked on  privatization  programs will continue to divest their  ownership of state  enterprises,  that  proposed  privatizations  will be  successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the  enterprises in which a fund may invest,  large blocks of the stock of those  enterprises may be held by a small group of  stockholders,  even after  the  initial  equity  offerings  by those  enterprises.  The sale of some portion or all of those blocks could have an adverse  effect on the price of the stock of any such enterprise.

Prior to making an initial  equity  offering,  most state  enterprises or former state  enterprises go through an internal  reorganization  or  management.  Such reorganizations  are made in an attempt to better  enable these  enterprises  to

                                       11

compete in the private sector. However,  certain reorganizations could result in a  management  team  that does not  function  as well as an  enterprise's  prior management and may have a negative effect on such enterprise.  In addition,  the privatization  of an  enterprise  by its  government  may occur over a number of years,  with the  government  continuing to hold a  controlling  position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a fund may invest enjoy the protection of and receive  preferential  treatment from the respective sovereigns  that own or control them.  After making an initial equity  offering,
these   enterprises   may  no  longer  have  such  protection  or  receive  such preferential  treatment and may become subject to market  competition from which they were  previously  protected.  Some of these  enterprises may not be able to operate  effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Real  Estate  Investment  Trusts  ("REITs").   REITs  are  sometimes  informally
characterized  as equity REITs,  mortgage REITs and hybrid REITs.  Investment in
REITs may subject a fund to risks  associated with the direct  ownership of real estate,  such  as  decreases  in real  estate  values,  overbuilding,  increased competition  and other risks  related to local or general  economic  conditions, increases  in  operating  costs and  property  taxes,  changes  in zoning  laws, casualty or condemnation losses, possible environmental liabilities,  regulatory limitations on rent and  fluctuations  in rental income.  Equity REITs generally experience  these risks  directly  through fee or leasehold  interests,  whereas mortgage REITs generally  experience  these risks  indirectly  through  mortgage interests,  unless the mortgage REIT  forecloses on the underlying  real estate.
Changes in interest  rates may also affect the value of a fund's  investment  in
REITs.  For  instance,  during  periods of  declining  interest  rates,  certain mortgage REITs may hold mortgages  that the  mortgagors  elect to prepay,  which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively  small market  capitalizations,  which may tend to increase the  volatility of the market price of their  securities.  Furthermore,
REITs  are  dependent  upon   specialized   management   skills,   have  limited
diversification and are,  therefore,  subject to risks inherent in operating and financing a limited  number of  projects.  REITs are also  subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free  pass-through of income under the Internal Revenue Code of 1986, as amended,  and to maintain  exemption from the  registration  requirements of the
Investment  Company Act of 1940,  as amended.  By investing in REITs  indirectly through a fund, a shareholder will bear not only his or her proportionate  share of the expenses of a fund, but also, indirectly,  similar expenses of the REITs.
In addition,  REITs depend  generally on their  ability to generate cash flow to make distributions to shareholders.

Small Company  Risk.  The Advisor  believes  that many small  companies may have sales and earnings growth rates which exceed those of larger companies, and that such  growth  rates  may  in  turn  be  reflected  in  more  rapid  share  price appreciation  over time.  However,  investing in smaller company stocks involves greater risk than is  customarily  associated  with  investing  in larger,  more established companies.  For example,  smaller companies can have limited product lines,  markets,  or financial and managerial  resources.  Smaller companies may also be dependent on one or a few key persons,  and may be more  susceptible  to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and  therefore  have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Strategic  Transactions  and  Derivatives.  A fund may,  but is not required to, utilize various other investment  strategies as described below for a variety of purposes,  such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each fund's portfolio or enhancing potential gain.  These  strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment  strategies,  a fund may purchase and sell  exchange-listed and  over-the-counter  put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon,  enter into various  transactions  such as swaps, caps, floors, collars,  currency forward contracts,  currency futures contracts, currency swaps or options on currencies,  or currency  futures and various other currency  transactions  (collectively,  all  the  above  are  called  "Strategic
Transactions").  In  addition,  strategic  transactions  may  also  include  new techniques,  instruments or strategies that are permitted as regulatory

                                       12

changes  occur.  Strategic  Transactions  may be used without limit  (subject to certain limits imposed by the 1940 Act) to attempt to protect  against  possible changes in the  market  value of  securities  held in or to be  purchased  for a fund's  portfolio  resulting from securities  markets or currency  exchange rate fluctuations, to protect a fund's unrealized gains in the value of its portfolio securities,  to facilitate the sale of such securities for investment  purposes, to manage the  effective  maturity  or  duration  of a fund's  portfolio,  or to establish a position in the  derivatives  markets as a substitute for purchasing or selling particular  securities.  Some Strategic Transactions may also be used to enhance  potential  gain  although no more than 5% of a fund's assets will be committed  to  certain  Strategic  Transactions  entered  into  for  non-hedging purposes.  Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique  rather than another,  as use of any  Strategic  Transaction  is a function of numerous  variables  including market  conditions.  The ability of a fund to utilize these  Strategic  Transactions  successfully  will depend on the
Advisor's  ability  to  predict  pertinent  market  movements,  which  cannot be assured.  Each fund will comply with  applicable  regulatory  requirements  when
implementing   these   strategies,   techniques   and   instruments.   Strategic
Transactions  will  not be used to alter  fundamental  investment  purposes  and characteristics  of a fund, and a fund will segregate  assets (or as provided by applicable  regulations,  enter into certain offsetting  positions) to cover its obligations under options, futures and swaps to limit leveraging of a fund.

Strategic  Transactions,  including derivative contracts,  have risks associated with them  including  possible  default by the other  party to the  transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect,  the risk that the use of such Strategic Transactions could result in losses  greater  than if they had not been used.  Use of put and call options may  result  in  losses  to a fund,  force  the sale or  purchase  of  portfolio securities  at  inopportune  times or for prices higher than (in the case of put options)  or lower than (in the case of call  options)  current  market  values, limit the amount of  appreciation a fund can realize on its investments or cause a fund  to  hold a  security  it  might  otherwise  sell.  The  use of  currency transactions  can result in a fund  incurring  losses as a result of a number of
factors   including  the   imposition  of  exchange   controls,   suspension  of
settlements,  or the inability to deliver or receive a specified  currency.  The use of  options  and  futures  transactions  entails  certain  other  risks.  In particular,  the  variable  degree of  correlation  between  price  movements of futures  contracts and price  movements in the related  portfolio  position of a fund  creates  the  possibility  that losses on the  hedging  instrument  may be greater than gains in the value of a fund's position.  In addition,  futures and
options   markets   may  not  be  liquid  in  all   circumstances   and  certain
over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring  substantial losses,  if at all.  Although  the use of futures and options  transactions  for hedging  should tend to minimize  the risk of loss due to a decline in the value of the hedged  position,  at the same time they tend to limit any potential gain which might  result from an increase  in value of such  position.  Finally,  the daily variation margin requirements for futures contracts would create a greater ongoing  potential  financial  risk than would  purchases of options,  where the exposure is limited to the cost of the initial  premium.  Losses  resulting from the use of Strategic  Transactions  would  reduce net asset value,  and possibly income,  and such losses can be greater than if the Strategic  Transactions  had not been utilized.

General  Characteristics of Options. Put options and call options typically have similar structural  characteristics and operational  mechanics regardless of the underlying  instrument on which they are purchased or sold.  Thus, the following general  discussion relates to each of the particular types of options discussed in greater  detail below.  In addition,  many Strategic  Transactions  involving options  require  segregation of fund assets in special  accounts,  as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option,  upon payment of a premium,  the right to sell, and the writer the  obligation to buy, the  underlying  security, commodity,  index,  currency or other  instrument  at the  exercise  price.  For instance,  a fund's  purchase of a put option on a security might be designed to protect its holdings in the underlying  instrument (or, in some cases, a similar instrument)  against a substantial  decline in the market value by giving a fund the right to sell such  instrument at the option  exercise price. A call option, upon payment of a premium,  gives the  purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.  A fund's  purchase  of a call option on a  security,  financial  future, index,  currency or other instrument might be intended to protect a fund against an  increase  in the  price of the  underlying  instrument  that it  intends  to purchase  in the  future  by  fixing  the  price at which it may  purchase  such instrument.  An American  style put or call option may be  exercised at any time during  the  option  period  while a  European  style put or call  option may be exercised only upon expiration or during a fixed period prior thereto.

                                       13

A  fund  is  authorized  to  purchase  and  sell  exchange  listed  options  and over-the-counter options ("OTC options").  Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the  performance  of the  obligations of the parties to such options.
The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical  delivery of the  underlying  security or currency,  although in the future cash  settlement  may become  available.  Index  options  and  Eurodollar instruments are cash settled for the net amount,  if any, by which the option is
"in-the-money"  (i.e., where the value of the underlying  instrument exceeds, in the case of a call  option,  or is less than,  in the case of a put option,  the exercise  price of the option) at the time the option is exercised.  Frequently, rather than taking or making delivery of the underlying  instrument  through the process of  exercising  the option,  listed  options are closed by entering into offsetting  purchase or sale transactions that do not result in ownership of the new option.

A fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent,  in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions  imposed by an exchange;  (iii) trading halts, suspensions or other restrictions  imposed with respect to particular classes or series of  options or  underlying  securities  including  reaching  daily  price limits;  (iv)  interruption of the normal  operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume;  or (vi) a decision by one or more exchanges to discontinue  the trading of options  (or a  particular  class or series of  options),  in which event the relevant market for that option on that exchange would cease to exist,  although outstanding  options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed  options may not coincide  with the hours during which the underlying  financial  instruments are traded.  To the extent that the
option   markets  close  before  the  markets  for  the   underlying   financial
instruments,  significant  price  and  rate  movements  can  take  place  in the underlying markets that cannot be reflected in the option markets.

OTC  options  are  purchased  from  or  sold to  securities  dealers,  financial institutions  or  other  parties  ("Counterparties")  through  direct  bilateral agreement with the Counterparty.  In contrast to exchange listed options,  which generally have standardized terms and performance mechanics, all the terms of an
OTC option, including such terms as method of settlement,  term, exercise price, premium,  guarantees and security, are set by negotiation of the parties. A fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back  provision  permitting a fund to require the Counterparty to sell the option  back to a fund at a formula  price  within  seven days.  A fund  expects generally  to enter  into OTC  options  that  have cash  settlement  provisions, although it is not required to do so.

Unless the  parties  provide  for it,  there is no central  clearing or guaranty function in an OTC option.  As a result,  if the  Counterparty  fails to make or take delivery of the security,  currency or other  instrument  underlying an OTC option  it has  entered  into  with a fund or  fails  to make a cash  settlement payment due in  accordance  with the terms of that option,  a fund will lose any premium  it paid  for the  option  as well  as any  anticipated  benefit  of the transaction.  Accordingly,  the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit  enhancement of the  Counterparty's credit to  determine  the  likelihood  that the terms of the OTC option  will be satisfied. A fund will engage in OTC option transactions only with US government securities  dealers  recognized  by the  Federal  Reserve  Bank  of New  York as
"primary  dealers"  or  broker/dealers,  domestic  or  foreign  banks  or  other financial  institutions which have received (or the guarantors of the obligation of which have  received) a short-term  credit rating of A-1 from S&P or P-1 from
Moody's or an  equivalent  rating  from any  nationally  recognized  statistical rating organization ("NRSRO") or, in the case of OTC currency transactions,  are determined to be of equivalent  credit quality by the Advisor.  The staff of the
SEC  currently  takes the position  that OTC options  purchased  by a fund,  and portfolio securities "covering" the amount of a fund's obligation pursuant to an
OTC option sold by it (the cost of the sell-back plus the  in-the-money  amount, if any) are  illiquid,  and are subject to a fund's  limitation  on investing no more than 15% of its net assets in illiquid securities.

                                       14

If a fund sells a call  option,  the  premium  that it  receives  may serve as a partial hedge,  to the extent of the option  premium,  against a decrease in the value of the  underlying  securities  or  instruments  in its  portfolio or will increase a fund's income. The sale of put options can also provide income.

A fund may purchase and sell call  options on  securities  including US Treasury and agency  securities,  mortgage-backed  securities,  foreign  sovereign  debt, corporate debt securities,  equity securities (including convertible securities)
and  Eurodollar  instruments  that  are  traded  on US  and  foreign  securities exchanges  and in the  over-the-counter  markets,  and  on  securities  indices, currencies  and futures  contracts.  All calls sold by a fund must be  "covered"
(i.e., a fund must own the securities or futures  contract  subject to the call)
or must meet the asset segregation  requirements  described below as long as the call is outstanding.  Even though a fund will receive the option premium to help protect it against loss, a call sold by a fund exposes a fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying  security or instrument and may require a fund to hold a security or instrument which it might otherwise have sold.

A fund may purchase and sell put options on securities including US Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt  securities,  equity  securities  (including  convertible  securities)  and
Eurodollar  instruments  (whether  or not it holds the above  securities  in its portfolio),  and on securities  indices,  currencies and futures contracts other than futures on individual  corporate debt and individual equity  securities.  A fund will not sell put options if, as a result,  more than 50% of a fund's total assets would be required to be  segregated  to cover its  potential  obligations under such put  options  other than those with  respect to futures  and  options thereon. In selling put options,  there is a risk that a fund may be required to buy the underlying security at a disadvantageous price above the market price.

General  Characteristics  of Futures. A fund may enter into futures contracts or purchase  or sell  put and  call  options  on such  futures  as a hedge  against anticipated  interest rate, currency or equity market changes,  and for duration management,  risk  management  and  return  enhancement  purposes.  Futures  are generally  bought and sold on the  commodities  exchanges  where they are listed with payment of initial and variation  margin as described  below. The sale of a futures contract  creates a firm obligation by a fund, as seller,  to deliver to the buyer the specific type of financial  instrument  called for in the contract at a specific  future  time for a  specified  price (or,  with  respect to index futures and  Eurodollar  instruments,  the net cash amount).  Options on futures contracts  are  similar  to  options on  securities  except  that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The funds have claimed  exclusion  from the  definition of the term  "commodity pool operator" adopted by the CFTC and the National Futures  Association,  which regulate trading in the futures markets. Therefore, the funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange
Act.  Futures and options on futures may be entered into for bona fide  hedging, risk management  (including  duration  management) or other portfolio and return enhancement management purposes to the extent consistent with the exclusion from commodity pool operator registration.  Typically, maintaining a futures contract or  selling  an option  thereon  requires  a fund to  deposit  with a  financial intermediary  as  security  for its  obligations  an  amount  of  cash or  other specified  assets (initial margin) which initially is typically 1% to 10% of the face  amount  of  the  contract  (but  may be  higher  in  some  circumstances).
Additional  cash or assets  (variation  margin) may be required to be  deposited thereafter  on a  daily  basis  as the  mark to  market  value  of the  contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further  obligation on the part of a fund. If a fund  exercises  an option on a futures  contract it will be obligated to post initial margin (and  potential  subsequent  variation  margin) for the resulting futures  position  just as it would  for any  position.  Futures  contracts  and options thereon are generally settled by entering into an offsetting transaction but  there  can be no  assurance  that  the  position  can be  offset  prior  to settlement at an advantageous price, nor that delivery will occur.

                                       15

Options on  Securities  Indices  and Other  Financial  Indices.  A fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through  the sale or  purchase  of options  on  individual  securities  or other instruments.  Options on  securities  indices  and other  financial  indices are similar to options on a security or other  instrument  except that,  rather than settling by physical delivery of the underlying instrument,  they settle by cash settlement,  i.e.,  an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds,  in the case of a call, or is less than, in the case of a put, the exercise  price of the option  (except if, in the case of an OTC option, physical delivery is specified).  This amount of cash is equal to the excess of the closing  price of the index over the exercise  price of the option,  which  also may be  multiplied  by a formula  value.  The seller of the option is  obligated,  in return for the premium  received,  to make delivery of this  amount.  The  gain or loss on an  option  on an  index  depends  on  price movements in the instruments making up the market,  market segment,  industry or other  composite  on which the  underlying  index is based,  rather  than  price movements in  individual  securities,  as is the case with respect to options on securities.

Currency  Transactions.   A  fund  may  engage  in  currency  transactions  with
Counterparties  primarily in order to hedge,  or manage the risk of the value of portfolio holdings denominated in particular  currencies against fluctuations in relative  value.  Currency  transactions  include  forward  currency  contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately  negotiated obligation  to purchase or sell (with  delivery  generally  required) a specific currency at a future  date,  which may be any fixed number of days from the date of the contract  agreed upon by the  parties,  at a price set at the time of the contract.  A currency  swap is an agreement to exchange  cash flows based on the notional  difference  among two or more currencies and operates  similarly to an interest  rate swap,  which is described  below.  A fund may enter into currency transactions with  Counterparties  which have received (or the guarantors of the obligations  which  have  received)  a  credit  rating  of  A-1 or P-1 by S&P or
Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency  options) are determined to be of equivalent  credit quality by the Advisor.

A fund's dealings in forward currency contracts and other currency  transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific  transactions or portfolio positions except as described below.  Transaction hedging is entering into a currency transaction with respect to specific  assets or liabilities of a fund,  which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt  of income  therefrom.  Position  hedging  is  entering  into a currency
transaction  with  respect  to  portfolio  security  positions   denominated  or
generally quoted in that currency.

A fund generally will not enter into a transaction to hedge currency exposure to an extent greater,  after netting all transactions  intended wholly or partially to offset other  transactions,  than the aggregate  market value (at the time of entering into the  transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently  convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other  currencies  to  which  a fund  has or in  which  a fund  expects  to have portfolio exposure.

To reduce  the  effect of  currency  fluctuations  on the value of  existing  or anticipated  holdings of portfolio  securities,  a fund may also engage in proxy hedging.  Proxy  hedging  is  often  used  when the  currency  to which a fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging  entails  entering into a commitment or option to sell a currency  whose changes in value are  generally  considered  to be  correlated  to a currency or currencies  in which  some or all of a fund's  portfolio  securities  are or are expected  to be

                                       16

denominated,  in exchange for US dollars. The amount of the commitment or option would not  exceed the value of a fund's  securities  denominated  in  correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German  deutschemark  (the "D-mark"),  a fund holds securities denominated in schillings and the Advisor  believes that the value of schillings will decline  against the US dollar,  the Advisor may enter into a commitment or option to sell D-marks and buy dollars.  Currency  hedging  involves some of the same risks and  considerations as other  transactions with similar  instruments.
Currency  transactions  can  result in losses  to a fund if the  currency  being hedged  fluctuates  in  value  to  a  degree  or  in a  direction  that  is  not anticipated.  Further,  there is the risk that the perceived correlation between various  currencies  may  not be  present  or  may  not be  present  during  the particular time that a fund is engaging in proxy hedging.  If a fund enters into a currency hedging  transaction,  a fund will comply with the asset  segregation requirements described below.

Risks of  Currency  Transactions.  Currency  transactions  are  subject to risks different from those of other portfolio  transactions.  Because currency control is of great  importance  to the  issuing  governments  and  influences  economic planning and policy, purchases and sales of currency and related instruments can
be  negatively  affected  by  government  exchange  controls,   blockages,   and
manipulations or exchange restrictions imposed by governments.  These can result in losses to a fund if it is unable to deliver or receive  currency  or funds in settlement of obligations  and could also cause hedges it has entered into to be rendered  useless,  resulting  in full  currency  exposure as well as  incurring transaction  costs.  Buyers and sellers of  currency  futures are subject to the same risks that apply to the use of futures generally.  Further, settlement of a currency  futures  contract for the purchase of most  currencies must occur at a bank  based in the  issuing  nation.  Trading  options  on  currency  futures is relatively  new,  and the ability to establish  and close out  positions on such options is subject to the maintenance of a liquid market which may not always be available.  Currency  exchange rates may fluctuate based on factors extrinsic to that country's economy.

Swaps, Caps, Floors and Collars.  Among the Strategic  Transactions into which a fund may enter  are  interest  rate,  currency,  index  and other  swaps and the purchase or sale of related  caps,  floors and collars.  A fund expects to enter into these transactions primarily to preserve a return or spread on a particular
investment  or  portion  of  its   portfolio,   to  protect   against   currency
fluctuations,  as a duration  management  technique  or to protect  against  any increase in the price of  securities a fund  anticipates  purchasing  at a later date.  A fund will not sell  interest  rate caps or floors where it does not own securities  or  other  instruments  providing  the  income  stream a fund may be obligated  to pay.  Interest  rate swaps  involve  the  exchange  by a fund with another party of their respective commitments to pay or receive interest,  e.g., an exchange of floating  rate payments for fixed rate payments with respect to a notional  amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential  among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference  indices.  The purchase  of a cap  entitles  the  purchaser  to receive  payments on a notional principal  amount from the party selling such cap to the extent that a specified index exceeds a predetermined  interest rate or amount.  The purchase of a floor entitles the purchaser to receive  payments on a notional  principal amount from the party selling such floor to the extent that a specified  index falls below a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

Trust Preferred  Securities.  A fund may invest in Trust  Preferred  Securities, which are hybrid  instruments  issued by a special  purpose  trust (the "Special
Trust"),  the entire equity  interest of which is owned by a single issuer.  The proceeds of the issuance to a fund of Trust  Preferred  Securities are typically used to purchase a junior  subordinated  debenture,  and distributions  from the
Special  Trust are funded by the  payments  of  principal  and  interest  on the subordinated debenture.

If payments on the underlying junior subordinated debentures held by the Special
Trust are deferred by the debenture  issuer,  the debentures would be treated as original issue discount ("OID")  obligations for the remainder of their term. As a  result,  holders  of Trust  Preferred  Securities,  such as a fund,  would be required to accrue  daily for  Federal  income tax  purposes  their share of the stated interest and the de minimis OID on the debentures  (regardless of whether a fund receives any cash distributions from the Special Trust), and the value of
Trust  Preferred  Securities  would  likely  be  negatively  affected.  Interest payments on the underlying junior subordinated  debentures typically may only be deferred if dividends are  suspended on both common and  preferred  stock of the issuer. The underlying junior  subordinated

                                       17

debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt  securities.  Trust  Preferred  Securities may be subject to mandatory  prepayment  under certain  circumstances.  The market values of Trust
Preferred  Securities  may be more  volatile  than  those of  conventional  debt securities.  Trust  Preferred  Securities may be issued in reliance on Rule 144A under  the  Securities  Act of 1933,  and,  unless  and  until  registered,  are restricted  securities;  there can be no assurance as to the  liquidity of Trust
Preferred  Securities and the ability of holders of Trust Preferred  Securities, such as a fund, to sell their holdings.

Warrants.  The holder of a warrant has the right, until the warrant expires,  to purchase a given number of shares of a particular  issuer at a specified  price.
Such  investments  can  provide a greater  potential  for profit or loss than an equivalent  investment  in the  underlying  security.  Prices of warrants do not necessarily  move,  however,  in  tandem  with  the  prices  of  the  underlying securities and are, therefore, considered speculative investments.  Warrants pay no  dividends  and confer no rights  other than a purchase  option.  Thus,  if a warrant held by a fund were not exercised by the date of its expiration,  a fund would lose the entire purchase price of the warrant.

When-Issued  Securities.  A fund may from time to time purchase  equity and debt securities on a "when-issued,"  "delayed  delivery" or "forward delivery" basis.
The price of such securities, which may be expressed in yield terms, is fixed at the time the  commitment  to purchase is made,  but delivery and payment for the securities  takes place at a later date.  During the period between purchase and settlement,  no payment is made by a fund to the issuer and no interest  accrues to a fund.  When a fund purchases such  securities,  it immediately  assumes the risks of ownership, including the risk of price fluctuation.  Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities,  a fund would earn no income.  While such securities may be sold prior to the  settlement  date, a fund intends to purchase them with the purpose  of  actually  acquiring  them  unless  a  sale  appears  desirable  for investment  reasons.  At the time a fund  makes the  commitment  to  purchase  a security on this basis,  it will record the transaction and reflect the value of the  security  in  determining  its net asset  value.  The  market  value of the securities may be more or less than the purchase  price. A fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Zero Coupon Securities. A fund may invest in zero coupon securities which pay no cash income and are sold at substantial  discounts from their value at maturity.
When held to  maturity,  their  entire  income,  which  consists of accretion of discount,  comes from the difference  between the issue price and their value at maturity.  The effect of owning  instruments  which do not make current interest payments is that a fixed yield is earned not only on the

                                       18

original  investment but also, in effect,  on all discount  accretion during the life of the obligation.  This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest  distributions at a rate as high as the implicit yield on the zero coupon bond,  but at the same time  eliminates any  opportunity  to reinvest  earnings at higher rates.  For this reason,  zero coupon bonds are subject to  substantially  greater  price  fluctuations  during periods of changing  market  interest rates than those of comparable  securities that pay  interest  currently,  which  fluctuation  is  greater as the period to maturity is longer.  Zero coupon  securities  which are convertible  into common stock  offer the  opportunity  for capital  appreciation  (or  depreciation)  as increases (or decreases) in market value of such  securities  closely follow the movements  in the market  value of the  underlying  common  stock.  Zero  coupon convertible  securities  generally  are  expected to be less  volatile  than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or  redemption  features  exercisable by the holder of the  obligation  entitling the holder to redeem the obligation and receive a defined cash payment.

                             MANAGEMENT OF THE FUNDS

Investment Advisor

On April 5, 2002, Zurich Scudder Investments,  Inc. ("Scudder"),  the investment advisor for each Fund,  was  acquired  by Deutsche  Bank AG. Upon the closing of this transaction,  Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment  Management Americas Inc. ("DeIM" or the
"Advisor").  DeIM, which is part of Deutsche Asset Management, is the investment advisor  for each Fund.  Under the  supervision  of the Board of Trustees of the
Fund, DeIM, with headquarters at 345 Park Avenue,  New York, New York, makes the
Fund's investment decisions, buys and sells securities for the Fund and conducts research  that  leads  to  these  purchase  and  sale  decisions.  DeIM  and its predecessors  have more than 80 years of experience  managing mutual funds. DeIM provides a full range of  investment  advisory  services  to  institutional  and retail clients.  The Fund's investment advisor is also responsible for selecting brokers  and  dealers  and for  negotiating  brokerage  commissions  and  dealer charges.

DeAM is the  marketing  name in the US for the asset  management  activities  of
Deutsche  Bank  AG,  DeIM,   Deutsche  Asset  Management  Inc.,  Deutsche  Asset
Management  Investment  Services Ltd.,  Deutsche Bank Trust Company Americas and
Scudder  Trust  Company.  DeAM is a global asset  management  organization  that offers a wide range of investing expertise and resources,  including hundreds of portfolio  managers and analysts and an office  network that reaches the world's major investment centers.  This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions,  asset classes and investing styles. DeIM is an indirect,  wholly-owned subsidiary  of Deutsche  Bank AG.  Deutsche  Bank AG is a major  global  banking institution  that is engaged in a wide range of  financial  services,  including investment  management,  mutual fund,  retail,  private and commercial  banking, investment banking and insurance.

DeIM is one of the most experienced  investment  counsel firms in the US. It was established  as a  partnership  in 1919 and  pioneered the practice of providing investment  counsel to individual  clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder  introduced Scudder
International  Fund,  Inc.,  the first mutual fund available in the US investing internationally  in  securities  of issuers in several  foreign  countries.  The predecessor  firm  reorganized  from a partnership  to a corporation on June 28,
1985.  On December 31, 1997,  Zurich  Insurance  Company  ("Zurich")  acquired a majority  interest in Scudder,  and Zurich  Kemper  Investments,  Inc., a Zurich
subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper
Investments,  Inc. On January 1, 2001,  Scudder  changed  its name from  Scudder
Kemper Investments,  Inc. to Zurich Scudder Investments,  Inc. On April 5, 2002,
100% of Scudder,  not  including  certain UK operations  (known as  Threadneedle
Investments), was acquired by Deutsche Bank AG.

The Advisor manages each Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.

Pursuant to an investment management agreement (the "Agreement") with each Fund, the Advisor acts as each Fund's  investment  advisor,  manages its  investments, administers its business  affairs,  furnishes  office  facilities and equipment, provides  clerical  and  administrative  services  and permits its  officers and employees to serve without

                                       19

compensation  as  trustees  or  officers of one or more funds if elected to such positions.  To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The Advisor  maintains a large research  department,  which conducts  continuous studies of the factors that affect the position of various industries, companies
and  individual   securities.   The  Advisor  receives   published  reports  and
statistical  compilations  from issuers and other  sources,  as well as analyses from  brokers  and  dealers  who  may  execute  portfolio  transactions  for the
Advisor's clients. However, the Advisor regards this information and material as
an  adjunct  to  its  own  research  activities.   The  Advisor's  international
investment  management team travels the world researching hundreds of companies.
In  selecting  securities  in  which a Fund  may  invest,  the  conclusions  and investment  decisions of the Advisor with respect to a Fund are based  primarily on the analyses of its own research department.

In certain cases, the investments for a Fund are managed by the same individuals who manage one or more  other  mutual  funds  advised by the  Advisor  that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain  investments  may be  appropriate  for a Fund and also for other clients advised by the Advisor.  Investment  decisions  for a Fund and other clients are made with a view to achieving their respective  investment  objectives and after consideration  of such factors as their current  holdings,  availability of cash for  investment  and the  size of their  investments  generally.  Frequently,  a particular  security  may be bought or sold for only one client or in  different amounts  and at  different  times for more  than one but less than all  clients.
Likewise,  a particular  security may be bought for one or more clients when one or more other clients are selling the security. In addition,  purchases or sales of the same  security  may be made for two or more  clients on the same day.  In such event,  such  transactions  will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases,  this  procedure could have an adverse effect on the price or amount of the securities  purchased or sold by a Fund.  Purchase  and sale  orders for a Fund may be  combined  with those of other  clients of the  Advisor in the  interest of  achieving  the most favorable net results to a Fund.

Each Fund is  managed  by a team of  investment  professionals  who each play an important  role in a Fund's  management  process.  Team members work together to develop investment strategies and select securities for a Fund's portfolio. This team works for the Advisor or its  affiliates  and is supported by a large staff of economists,  research analysts, traders and other investment specialists. The
Advisor or its affiliates  believe(s) its team approach  benefits Fund investors by bringing  together many  disciplines and leveraging its extensive  resources.
Team members with primary responsibility for management of the Funds, as well as team members who have other ongoing management  responsibilities  for each Fund, are  identified  in  each  Fund's  prospectus,  as of the  date  of  the  Fund's prospectus.  Composition of the team may change over time, and Fund shareholders and investors  will be notified of changes  affecting  individuals  with primary
Fund management responsibility.

The current Agreements, dated April 5, 2002, for each fund were last approved by the Trustees on August 12, 2003.  Each  Agreement  will continue in effect until
September 30, 2004 and from year to year  thereafter  only if its continuance is approved  annually  by the  vote of a  majority  of those  Trustees  who are not parties to such  Agreements or  interested  persons of the Advisor or the Trust, cast in person at a meeting  called for the purpose of voting on such  approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund.

The  Agreements  may be  terminated  at any time  without  payment of penalty by either party on sixty days' written notice and  automatically  terminates in the event of their assignment.

                                       20

Under each Agreement,  the Advisor regularly  provides each Fund with continuing investment management consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what  portion of a Fund's  assets shall be held  uninvested,  subject to the
Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to each Fund's investment objective,  policies and restrictions,  and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time  establish.  The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or  appropriate to carry out the decisions of its Trustees and the  appropriate  committees  of the Trustees  regarding the conduct of the business of each Fund.

Under each Fund's Agreement,  the Advisor also renders  administrative  services
(not otherwise  provided by third parties)  necessary for each Fund's operations as an open-end  investment  company  including,  but not  limited to,  preparing reports and notices to the Trustees and shareholders;  supervising,  negotiating contractual  arrangements  with,  and  monitoring  various  third-party  service providers  to a Fund  (such  as each  Fund's  transfer  agent,  pricing  agents,
Custodian,  accountants  and others);  preparing and making filings with the SEC and other regulatory  agencies;  assisting in the preparation and filing of each
Funds'  federal,  state and local tax returns;  preparing and filing each Fund's federal  excise tax  returns;  assisting  with  investor  and  public  relations matters; monitoring the valuation of securities and the calculation of net asset value;  monitoring  the  registration  of shares of each Fund  under  applicable federal and state securities laws;  maintaining each Fund's books and records to the extent not otherwise maintained by a third party;  assisting in establishing accounting policies of each Fund;  assisting in the resolution of accounting and
legal  issues;   establishing  and  monitoring  each  Fund's  operating  budget;
processing  the  payment  of each  Fund's  bills;  assisting  each Fund in,  and otherwise  arranging  for,  the  payment of  distributions  and  dividends;  and otherwise  assisting  each Fund in the conduct of its  business,  subject to the direction and control of the Trustees.

The Advisor pays the  compensation  and expenses of all  Trustees,  officers and executive  employees of a Fund affiliated with the Advisor and makes  available, without  expense to the Trust,  the  services  of such  Trustees,  officers  and employees  of the  Advisor as may duly be elected  officers  or  Trustees of the
Trust,  subject  to their  individual  consent  to serve and to any  limitations imposed by law, and provides a Fund's office space and facilities.

Each Fund is  managed  by a team of  investment  professionals  who each play an important  role in a Fund's  management  process.  Team members work together to develop investment strategies and select securities for a Fund's portfolio. This team works for the Advisor or its  affiliates  and is supported by a large staff of economists,  research analysts, traders and other investment specialists. The
Advisor or its affiliates  believe(s) its team approach  benefits Fund investors by bringing  together many  disciplines and leveraging its extensive  resources.
Team members with primary responsibility for management of the Funds, as well as team members who have other ongoing management  responsibilities  for each Fund, are  identified  in  each  Fund's  prospectus,  as of the  date  of  the  Fund's prospectus.  Composition of the team may change over time, and Fund shareholders and investors  will be notified of changes  affecting  individuals  with primary
Fund management responsibility.

Scudder  Small Company Value Fund pays the Advisor an advisory fee at the annual rate of 0.75% for the first $500  million of average  daily net assets and 0.70%
of net assets  thereafter.  The fee is payable  monthly,  provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed
75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Scudder  Small Company Stock Fund pays the Advisor an advisory fee at the annual rate of 0.75% for the first $500  million of average  daily net assets and 0.70%
for the next $500 million of net assets and 0.65% thereafter. The fee is payable monthly,  provided  that the Fund  will  make such  interim  payments  as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Prior to July 17, 2000 Scudder Small Company Stock Fund was  considered an "AARP
Fund,"  and for  investment  management  services  the Fund  paid the  Advisor a monthly fee  consisting of a base fee and an  individual  fund fee. The base fee was based on average daily net assets of all AARP Funds, as follows:

                                       21

   Program Assets                                Annual Rate at Each
   (Billions)                                        Asset Level
   ----------                                        -----------

   First $2                                              0.35%
   $2-$4                                                 0.33
   $4-$6                                                 0.30
   $6-$8                                                 0.28
   $8-$11                                                0.26
   $11-$14                                               0.25
   Over $14                                              0.24

All AARP Funds paid a flat  individual  fund fee  monthly  based on the  average daily net assets of that Fund.  The  individual  Fund fee for AARP Small Company
Stock Fund was 0.55%.

Prior to February 6, 2001,  Scudder Large Company Value Fund paid the Advisor an advisory  fee at an annual  rate equal to 0.600%  for the first $1.5  billion of average  daily net assets;  0.575% for the next $500 million of net assets;  and
0.550% for net assets in excess of $2 billion,  payable  monthly,  provided  the
Fund made such interim  payments as were  requested by the Advisor not to exceed
75% of the amount of the fee then accrued on the books of the Fund and unpaid.

After February 6, 2001, the Scudder Large Company Value Fund pays the Advisor an advisory  fee equal to an annual  rate of 0.600% for the first  $1.5  billion of average daily net assets, 0.575% for the next $500 million of net assets, 0.550%
for the next $1.0 billion of net assets, 0.525% for the next $1.0 billion of net assets,  0.500% for the next $1.0 billion of net assets, and 0.475% for such net assets in excess of $5 billion.  The fee is payable  monthly,  provided that the
Fund will make such  interim  payments as may be requested by the Advisor not to exceed  75% of the  amount of the fee then  accrued on the books of the Fund and unpaid.
The advisory fees paid by each Fund for its last three fiscal years are shown in the table below.

                                             Fiscal 2003     Fiscal 2002     Fiscal 2001
                                             -----------     -----------     -----------

Scudder Small Company Stock Fund*              $668,279         $701,048        $633,762

Scudder Small Company Value Fund**           $1,666,161       $1,884,688      $1,235,494

Scudder Large Company Value Fund**           $9,580,640      $12,886,371     $13,837,068

*        Fiscal year end for Scudder Small Company Stock Fund is September 30.

**       Fiscal year end for Scudder  Small Company Value Fund and Scudder Large
         Company Value Fund is July 31.

Under its investment  management  agreement a Fund is responsible for all of its other expenses  including:  organizational  costs, fees and expenses incurred in
connection  with  membership  in  investment  company  organizations;   brokers'
commissions;  legal,  auditing and  accounting  expenses;  insurance;  taxes and governmental  fees;  the fees and  expenses  of the  Transfer  Agent;  any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares;  the expenses of and the fees for  registering or qualifying  securities for sale;  the fees and expenses of Trustees,  officers and  employees of a Fund who are not affiliated with the Advisor;  the cost of printing and  distributing reports  and  notices  to  shareholders;  and  the  fees  and  disbursements  of custodians.  A Fund

                                       22

may arrange to have third  parties  assume all or part of the  expenses of sale, underwriting  and distribution of shares of the Fund. A Fund is also responsible
for  its  expenses  of  shareholders'   meetings,  the  cost  of  responding  to
shareholders'   inquiries,   and  its  expenses   incurred  in  connection  with
litigation,  proceedings  and  claims  and the legal  obligation  it may have to indemnify its officers and Trustees of the Fund with respect thereto.

Each Agreement identifies the Advisor as the exclusive licensee of the rights to use and  sublicense the names  "Scudder,"  "Scudder  Investments"  and "Scudder,
Stevens and Clark,  Inc." (together,  the "Scudder Marks").  Under this license, the  Trust,  with  respect  to a Fund,  has the  non-exclusive  right to use and sublicense  the  Scudder  name  and  marks as part of its  name,  and to use the
Scudder Marks in the Trust's investment products and services. The term "Scudder
Investments" is the designation given to the services provided by Zurich Scudder
Investments, Inc. and its affiliates to the Scudder Mutual Funds.

In reviewing  the terms of each  Agreement and in  discussions  with the Advisor concerning  such  Agreement,  the Trustees of the Trust who are not  "interested persons" of the Advisor are  represented  by  independent  counsel at the Funds'
expense.

Each  Agreement  provides  that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement  relates,  except a loss  resulting  from willful misfeasance,  bad faith or gross  negligence  on the part of the  Advisor in the performance  of its  duties or from  reckless  disregard  by the  Advisor of its obligations and duties under the Agreement.

Officers and  employees  of the Advisor from time to time may have  transactions with various  banks,  including the Funds'  custodian  bank. It is the Advisor's opinion that the terms and conditions of those  transactions which have occurred
were  not   influenced  by  existing  or  potential   custodial  or  other  Fund
relationships.

Effective  October  1,  2003  through  September  30,  2005,  the  Advisor  will contractually  waive all or a portion of its management fee and reimburse or pay operating  expenses of the Funds to the extent necessary to maintain each Fund's total annual operating  expenses at 0.995% and 0.995% for Class S and Class AARP shares,  respectively,  of Scudder Large  Company  Value Fund,  1.50% of Class S
shares of Scudder  Small  Company  Value Fund and 1.50% and 1.50% of Class S and
Class AARP shares,  respectively,  of Scudder Small  Company  Stock Fund.  These limitations  exclude  organizational  and offering expenses,  taxes,  brokerage,
interest  expense,   extraordinary   expenses  and  the  fees  and  expenses  of
Independent  Trustees  (including  the fees and  expenses  of their  independent counsel).

Board Considerations in connection with the Annual Renewal of Investment
Agreements for Scudder Large Company Value Fund, Scudder Small Company Value
Fund and Scudder Small Company Stock Fund

The  Trustees  approved  the  continuation  of  the  Fund's  current  investment management agreement in August 2003. In connection with their deliberations, the
Trustees considered such information and factors as they believed,  in the light of the legal advice  furnished to them by their  independent  legal  counsel and their own business judgment, to be relevant to the interests of the shareholders of the Funds. The factors considered by the Trustees included, among others, the nature,  quality  and extent of  services  provided by the Advisor to the Funds;
investment performance, both of the Funds themselves and relative to appropriate peer groups and market indices;  investment  management fees, expense ratios and asset sizes of the Funds themselves and relative to appropriate peer groups; the
Advisor's  profitability from managing the Funds and other investment  companies managed by the  Advisor  before  marketing  expenses  paid by the  Advisor;  and possible  economies of scale;  and possible  financial and other benefits to the
Advisor from serving as  investment  adviser and from  affiliates of the Advisor providing various services to the Funds. In assessing the possible financial and other benefits to the Advisor and its affiliates, the benefits considered by the
Trustees  included  research  services  available  to the  Advisor  by reason of brokerage business generated by the Funds.

The Trustees  requested and received  extensive  information from the Advisor in connection with their consideration of the factors cited above. The Trustees met privately with their  independent  legal counsel on several  occasions to review this information,  and requested and received additional  information on a range of topics.  In  conducting  their  review,  the  Trustees  also  considered  the
Advisor's recent acquisition by Deutsche Bank AG, including the possible

                                       23

effects of this  transaction  and the  resulting  organizational  changes on the utility of certain historic information  regarding the Funds and the Advisor. To the extent they deemed it relevant,  the Trustees also  considered the extensive materials they had requested and received in connection with their consideration of Deutsche Bank AG's recent acquisition of the Advisor.

AARP through its affiliates  monitors and approves the AARP  Investment  Program from Scudder  Investments,  but does not recommend  specific  mutual funds.  The
Advisor  has  agreed to pay a fee to AARP  and/or its  affiliates  in return for services  relating to  investments  by AARP members in AARP Class shares of each fund. The fee is calculated on a daily basis as a percentage of the combined net assets of AARP Classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become  larger,  are as follows:  0.07% for the first $6 billion in net  assets,  0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of
AARP and its members.

AMA InvestmentLink(SM) Program

Pursuant  to an  agreement  between  the  Advisor  and AMA  Solutions,  Inc.,  a subsidiary of the American Medical  Association (the "AMA"),  dated May 9, 1997, the Advisor has agreed,  subject to  applicable  state  regulations,  to pay AMA
Solutions,  Inc.  royalties  in an  amount  equal  to 5% of the  management  fee received  by the  Advisor  with  respect to assets  invested  by AMA  members in
Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833.  The AMA and AMA  Solutions,  Inc.  are not engaged in the  business of providing  investment advice and neither is registered as an investment  advisor or broker/dealer  under federal  securities laws. Any person who participates in the AMA  InvestmentLink(SM)  Program  will be a customer of the Advisor (or of a
subsidiary   thereof)   and   not   the   AMA  or  AMA   Solutions,   Inc.   AMA
InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Codes of Ethics

The Funds, the Advisor,  and the Funds' principal  underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members,  officers of the Trusts and employees of the Advisor and principal  underwriter are permitted to make personal securities  transactions,  including transactions in securities that  may be  purchased  or held  by the  Funds,  subject  to  requirements  and restrictions  set forth in the applicable Code of Ethics.  The Advisor's Code of
Ethics  contains  provisions and  requirements  designed to identify and address certain  conflicts of interest  between personal  investment  activities and the interests  of the  Funds.  Among  other  things,  the  Advisor's  Code of Ethics prohibits  certain types of  transactions  absent prior  approval,  imposes time
periods  during  which  personal   transactions  may  not  be  made  in  certain
securities,  and requires the submission of duplicate broker  confirmations  and quarterly reporting of securities transactions. Additional restrictions apply to portfolio  managers,  traders,  research  analysts  and others  involved  in the investment  advisory  process.  Exceptions to these and other  provisions of the
Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Administrative Agreement

From July 31, 2000 until  September  30, 2003 for Scudder  Large  Company  Value
Fund,  Scudder  Small  Company  Value Fund and Scudder Small Company Stock Fund,
each Fund operated under an administrative  services  agreement with the Advisor
(the "Administrative  Agreement") pursuant to which the Advisor provided or paid others to provide  substantially all of the administrative  services required by the Fund  (other  than  those  provided  by the  Advisor  under  its  investment management  agreement  with the Fund,  as  described  above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee")
of 0.45% for  Class S and  Class  AARP of the  average  daily net  assets of the applicable  class for Scudder Small Company Stock Fund; 0.45% for Class S of the
average daily net assets for Scudder  Small  Company  Value Fund;  and 0.30% for
Class S and Class AARP of the average daily net assets of the  applicable  class for Scudder Large Company Value Fund. One effect of this  arrangement is to make each Fund's future expense ratio more predictable.  However,  the Funds will not benefit from economies of scale derived from increases in assets.

Administrative Fees paid by each Fund are set forth below:

                                       24

For Scudder Small Company Stock Fund, for the year ended September 30, 2002, the
Administrative Fees charged to Class AARP and Class S were as follows:

                                                                                Unpaid at
                                                     Unpaid at Year End         Year End
Year             Class AARP       Class S                Class AARP              Class S
----             ----------       -------                ----------              -------

     2003         $182,713       $198,512                $18,899                $21,024
     2002         $191,253       $223,562                $21,121                $24,382
     2001         $174,375        205,866                $20,260                $24,698

For  Scudder  Small  Company  Value Fund for the year ended July 31,  2003,  the
Administrative Fees charged to Class S were as follows:

                                                             Unpaid at
                                                             Year End
          Year                   Class S                      Class S
          ----                   -------                      -------

          2003                   $979,271                   $88,944
          2002                  $1,127,113                  $101,637
          2001                   $767,725                   $80,881

For  Scudder  Large  Company  Value Fund for the year ended July 31,  2003,  the
Administrative Fees charged to Class AARP Class S were as follows:

                                                         Unpaid at                           Unpaid at
                                                         Year End                            Year End
     Year          Class AARP      Class S              Class AARP                            Class S
     ----          ----------      -------              ----------                            -------

     2003           $57,045      $5,184,593               $5,723                             $486,282
     2002           $57,591      $6,003,284               $4,354                             $399,041
     2001           $18,161      $5,819,761               $3,565                             $599,358

With the termination of the Administrative Agreement, certain expenses that were borne by the Advisor under the  Administrative  Agreement,  such as the transfer agent and custodian fees, are now borne directly by shareholders.

                             FUND SERVICE PROVIDERS

Underwriter

The Trust,  on behalf of the Funds has an  underwriting  agreement  with Scudder
Distributors,  Inc., 222 South  Riverside  Plaza,  Chicago,  Illinois 60606 (the
"Distributor"),  a  Massachusetts  corporation,  which  is a  subsidiary  of the
Advisor,  a Delaware  corporation.  The  Trust's  underwriting  agreement  dated
September 30, 2002 will remain in effect until  September 30, 2004 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees  who are not parties to such  agreement  or interested  persons of any such  party and  either by vote of a majority  of the
Board of Trustees or a majority of the  outstanding  voting  securities  of each
Fund. The underwriting  agreement of each Fund was last approved by the Trustees on August 12, 2003.

Under the underwriting  agreement,  each Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration  statement and prospectus and any amendments and supplements thereto;  the registration  and  qualification of shares for sale in the various states, including registering each Fund as a broker or dealer in various states,
as  required;  the  fees  and  expenses  of  preparing,   printing  and  mailing
prospectuses  annually to existing shareholders (see below for expenses relating to prospectuses paid by the

                                       25

Distributor);  notices,  proxy  statements,  reports or other  communications to shareholders  of each Fund;  the cost of printing and mailing  confirmations  of purchases of shares and any prospectuses  accompanying such  confirmations;  any issuance  taxes  and/or any initial  transfer  taxes;  a portion of  shareholder toll-free telephone charges and expenses of shareholder service representatives;
the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction);  the cost of printing and postage of business reply envelopes;  and a portion of the cost of computer  terminals used by both the Funds and the Distributor.

The Distributor will pay for printing and  distributing  prospectuses or reports prepared for its use in  connection  with the offering of each Fund's  shares to the  public  and  preparing,  printing  and  mailing  any  other  literature  or advertising  in  connection  with the  offering  of  shares  of each Fund to the public.  The  Distributor  will pay all fees and expenses in connection with its qualification  and  registration  as a broker or dealer under  federal and state laws,  a portion of the cost of  toll-free  telephone  service  and  expenses of
shareholder  service  representatives,   a  portion  of  the  cost  of  computer
terminals, and expenses of any activity which is primarily intended to result in the sale of shares  issued by each  Fund,  unless a Rule 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.

Note: Although Class AARP and Class S of each Fund do not currently have a 12b-1
Plan,  and the Trustees  have no current  intention of adopting one, a Fund will also pay those fees and  expenses  permitted  to be paid or assumed by the Trust pursuant  to a 12b-1 Plan,  if any,  adopted by the Trust,  notwithstanding  any other provision to the contrary in the underwriting agreement.

The Distributor  currently  offers shares of each Fund on a continuous  basis to investors  in all  states in which  shares of each Fund may from time to time be registered or where  permitted by  applicable  law. The  underwriting  agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of each Fund.

Portfolio Transactions

The Advisor is  responsible  for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The primary objective of the Advisor in placing orders for the purchase and sale of securities  for a Fund is to obtain the most  favorable  net results,  taking
into  account  such  factors,   among  others,   as  price,   commission  (where
applicable),  size of order,  difficulty of execution and skill  required of the
executing   broker/dealer.   The   Advisor   seeks  to   evaluate   the  overall
reasonableness  of  brokerage  commissions  paid  with  commissions  charged  on comparable  transactions,  as well as by comparing commissions paid by a Fund to reported  commissions paid by others.  The Advisor routinely reviews  commission rates,  execution  and  settlement  services  performed  and makes  internal and external comparisons.

A Fund's purchases and sales of fixed-income  securities are generally placed by the Advisor  with primary  market  makers for these  securities  on a net basis, without any brokerage  commission being paid by a Fund.  Trading does,  however, involve  transaction costs.  Transactions with dealers serving as primary market makers  reflect  the  spread  between  the bid and asked  prices.  Purchases  of underwritten  issues may be made, which will include an underwriting fee paid to the  underwriter.  In effecting  transactions  in  over-the-counter  securities, orders are placed with the principal market makers for the security being traded unless,  after  exercising  care,  it appears  that more  favorable  results are available elsewhere.

When it can be done consistently with the policy of obtaining the most favorable net results,  the Advisor may place such orders with  broker/dealers  who supply research  services to the Advisor or a Fund. The term  "research  services," may include,  but is not  limited  to,  advice  as to the value of  securities;  the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of  securities;  and analyses and reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy and the  performance of accounts.  The Advisor is authorized when  placing  portfolio  transactions,  if  applicable,  for a  Fund  to  pay a brokerage  commission  in excess of that which  another  broker might charge for executing the same transaction on account of execution  services and the receipt of research  services.  The Advisor has negotiated  arrangements,  which

                                       26

are  not   applicable   to  most   fixed-income   transactions,   with   certain
broker/dealers  pursuant to which a broker/dealer will provide research services to the  Advisor  or a Fund in  exchange  for the  direction  by the  Advisor  of brokerage  transactions  to  the  broker/dealer.  These  arrangements  regarding receipt of research  services  generally apply to equity security  transactions.
Although certain research services from  broker/dealers  may be useful to a Fund and to the Advisor,  it is the opinion of the Advisor that such information only supplements  its own  research  effort  since  the  information  must  still  be analyzed,  weighed and reviewed by the Advisor's staff.  Such information may be useful to the Advisor in providing services to clients other than a Fund and not all  such  information  is  used  by the  Advisor  in  connection  with a  Fund.
Conversely,  such information provided to the Advisor by broker/dealers  through whom other clients of the Advisor effect  securities  transactions may be useful to the Advisor in providing services to a Fund.

When selecting a broker-dealer to effect  portfolio  transactions on behalf of a
Fund, the Advisor may, provided that it can be done consistently with the policy of obtaining  the most  favorable  net results,  consider the  activities of the broker-dealer in selling shares of any Scudder-branded  (funds marketed with the
Scudder name),  open-end investment company.  The Advisor has informed the Board of each Scudder-branded,  open-end investment company of these practices and has undertaken  to provide to the Boards  regular  reports  about its  selection  of broker-dealers to effect portfolio transactions. The Advisor believes that these reports are important because it recognizes that it or its affiliates may derive some benefit from these  practices.  The Advisor and its affiliates  expect that each of the  Funds  will  benefit  by the  direction  of  orders of the Funds to
broker-dealers   in  consideration  of  those   broker-dealers'   sales  of  the
Scudder-branded, open-end funds in general.

Scudder Large Company Value Fund: For the fiscal years ended July 31, 2001, July
31, 2002 and July 31, 2003,  the Fund paid  aggregate  brokerage  commissions of
$4,351,638,  $3,821,872  and  $3,276,916.  The Fund is required to identify  any securities  or its  "regular  broker or dealers" (as such term is defined in the
1940 Act) that the Fund has acquired  during the most recent  fiscal year. As of
July 31, 2003,  the Fund did not hold any  securities of its regular  brokers or dealers.

Scudder Small Company Value Fund: For the fiscal years ended July 31, 2001, July
31, 2002, and July 31, 2003, the Fund paid  aggregate  brokerage  commissions of
$256,916, $786,147 and $903,794. The Fund is required to identify any securities or its  "regular  broker or  dealers"  (as such term is defined in the 1940 Act)
that the Fund has acquired  during the most recent  fiscal year.  As of July 31,
2003, the Fund did not hold any securities of its regular brokers or dealers.

Scudder Small Company Stock Fund: For the fiscal years ended September 30, 2001,
September  30, 2002 and September 30, 2003,  the Fund paid  aggregate  brokerage commissions of $72,496, $238,077 and $315,385, respectively.

For the fiscal year ending July 31, 2003  (September  30, 2003 for Scudder Small
Company Stock Fund):

                             Percentage of          Percentage of         Dollar Amount of      Dollar Amount of
                          Commissions Paid to   Transactions Involving   Commissions Paid to      Transactions
                               Affiliated        Commissions Paid to         Brokers for         Allocated for
Name of Fund                    Brokers           Affiliated Brokers      Research Services    Research Services
------------                    -------           ------------------      -----------------    -----------------

Scudder Large Company              0%                     0%                 $2,799,652          $2,636,178,816
Value Fund

Scudder Small Company              0%                     0%                  $903,794            $782,257,627
Value Fund

Scudder Small Company              0%                     0%                  $315,385            $308,227,258
Stock Fund

                                       27

Portfolio Turnover

Portfolio  turnover  rate is  defined  by the SEC as the ratio of the  lesser of sales or purchases to the monthly average value of such securities  owned during the year,  excluding all securities  whose  remaining  maturities at the time of acquisition were one year or less.

Higher levels of activity by a Fund result in higher  transaction  costs and may also  result  in  taxes on  realized  capital  gains  to be borne by the  Fund's shareholders.  Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet a Fund's objective.

Portfolio  turnover  rates for the two most recent fiscal  periods for each Fund are as follows:

                         Fund                      2003                    2002
                         ----                      ----                    ----

Scudder Large Company Value Fund                   93%                      52%
Scudder Small Company Value Fund                   168%                    157%
Scudder Small Company Stock Fund                   164%                    146%

Independent Accountants and Reports to Shareholders

The financial  highlights of each Fund included in the Funds' prospectus and the
Financial  Statements  incorporated by reference in this Statement of Additional
Information  have been so included or  incorporated  by reference in reliance on the report of  PricewaterhouseCoopers  LLP, 125 High Street,  Boston,  MA 02110,
independent  accountants,  given on the  authority  of said firm as  experts  in auditing and accounting.  PricewaterhouseCoopers audits the financial statements of the Funds and provides other audit,  tax and related  services.  Shareholders will receive  annual audited  financial  statements  and  semi-annual  unaudited financial statements.

Legal Counsel

Ropes & Gray LLP, One International Place,  Boston,  Massachusetts 02110, serves as legal counsel to the Funds and their Independent Trustees.

Fund Accounting Agent

Scudder Fund Accounting  Corporation ("SFAC"),  Two International Place, Boston,
Massachusetts,   02110,  a  subsidiary  of  the  Advisor,   is  responsible  for
determining  net asset value per share and maintaining the portfolio and general
accounting   records  for  the  Funds.   Prior  to  the  implementation  of  the
Administrative  Agreement,  the Funds paid SFAC an annual fee equal to 0.025% of the first $150  million of average  daily net  assets,  0.075% of such assets in excess of $150  million  and less than $1 billion  and 0.045% of such  assets in excess of $1 billion, plus holding and transaction charges for this service.

Pursuant to a sub-accounting and administrator agreement among the Advisor, SFAC and State  Street Bank and Trust  Company  ("SSB"),  SFAC and the  Advisor  have delegated certain  administrative and fund accounting functions to SSB under the investment management agreement and the fund accounting agreement, respectively.
The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the fund(s).  From July 31, 2000 through  September  30, 2003 these fees were paid by the Advisor pursuant to the Administrative Agreement.

                                       28

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust  Company,  (the  "Custodian")  225 Franklin  Street,
Boston,  MA 02110 serves as the Custodian to the Funds.  The Custodian's fee may
be reduced by certain earnings credits in favor of each Fund.  Custodian fees of
$214, $64 and $0 were not imposed on Scudder Large Company Value,  Scudder Small
Company Value Fund and Scudder Small  Company  Stock Fund,  respectively,  after these  credits  were  applied  for the fiscal  year  ended July 31,  July 31 and
September 30, 2003 respectively.

Scudder Service  Corporation  ("Service  Corporation"  or  "Shareholder  Service
Agent"),  P.O. Box 2291, Boston, MA 02107-2291,  a subsidiary of the Advisor, is the transfer and dividend  disbursing agent for each Fund.  Service  Corporation also serves as shareholder  service agent for each Fund.  Each Fund pays Service
Corporation  an annual fee of $26.00 for each regular  account for a shareholder and $29.00 for each retirement account maintained for a participant. Pursuant to a services  agreement with SSC, Scudder  Investments  Service Company (SISC), an affiliate of the Advisor,  may perform,  from time to time, certain  transaction and shareholder servicing functions.

Pursuant to a sub-transfer  agency agreement between Service Corporation and DST
Systems,  Inc.  ("DST"),  SISC had delegated certain transfer agent and dividend paying agent  functions to DST.  The costs and expenses of such  delegation  are born by SISC, not by a Fund.

From July 31,  2000  through  September  30,  2003  these  fees were paid by the
Advisor  pursuant to the  Administrative  Agreement.  Each Fund,  or the Advisor
(including any affiliate of the Advisor),  or both, may pay  unaffiliated  third parties for  providing  recordkeeping  and other  administrative  services  with respect to beneficial  owners of Fund shares whose  interests are generally held in an omnibus account.

Retirement Service Provider. Scudder Trust Company, an affiliate of the Advisor, provides  subaccounting and recordkeeping  services for shareholder  accounts in certain  retirement  and employee  benefit plans  invested in the Funds.  Annual service fees are paid by each Fund to Scudder  Trust  Company,  11  Northeastern
Boulevard, Salem, NH 03079 for such accounts. Prior to the implementation of the
Administrative Agreement, each Fund paid Scudder Trust Company an annual fee per shareholder account.

                                       29

                        PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting  transactions in Fund shares can be changed at any  time  without  notice,  subject  to  applicable  law.  Transactions  may be contingent  upon proper  completion of application  forms and other documents by shareholders  and  their  receipt  by a fund's  agents.  Transaction  delays  in processing (and changing account features) due to circumstances within or beyond the control of a fund and its agents may occur. Shareholders (or their financial service  firms)  are  responsible  for all losses  and fees  resulting  from bad checks,  cancelled  orders or the failure to  consummate  transactions  effected pursuant to instructions reasonably believed to genuine.

A  distribution  will be  reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Orders will be  confirmed at a price based on the net asset value of a fund next determined  after  receipt  in good  order by SDI of the  order  accompanied  by payment.  However,  orders received by dealers or other financial services firms prior to the  determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Additional  Minimum Balance Policies.  For fiduciary  accounts such as IRAs, and custodial  accounts such as Uniform Gifts to Minor Act and Uniform  Transfers to
Minor Act accounts, the minimum balance is $1,000 for Class S and $500 for Class
AARP.  A  shareholder  may  open an  account  with at  least  $1,000  ($500  for
fiduciary/custodial   accounts),  if  an  automatic  investment  plan  (AIP)  of
$50/month is  established.  Scudder  group  retirement  plans and certain  other accounts have similar or lower minimum share balance requirements.

Reductions  in value that result  solely from market  activity  will not trigger involuntary  redemption.  Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to automatic redemption.

Fiduciary  (e.g., IRA or Roth IRA) and custodial  accounts (e.g.,  UGMA or UTMA)
with balances below $100 are subject to automatic  redemption following 60 days'
written notice to applicable shareholders.

                                       30

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's  possession may be sent to the Transfer Agent for cancellation and book-entry  credit to such  shareholder's  account.  Certain telephone and other
procedures   require   book-entry   holdings.   Shareholders   with  outstanding
certificates bear the risk of loss.

Use of Financial  Services  Firms.  Investment  dealers and other firms  provide varying  arrangements  for their clients to purchase and redeem a fund's shares, including higher minimum investments,  and may assess transaction or other fees.
Firms may arrange  with their  clients for other  investment  or  administrative services.  Such firms may independently  establish and charge additional amounts to their  clients  for such  services.  Firms  also may hold a fund's  shares in nominee or street  name as agent for and on behalf of their  customers.  In such instances,  a  fund's  transfer  agent,  (the  "Transfer  Agent")  will  have no
information   with   respect  to  or  control  over  the  accounts  of  specific shareholders.  Such  shareholders  may  obtain  access  to  their  accounts  and information  about their  accounts only from their firm.  Certain of these firms may receive  compensation from a fund through the Shareholder  Service Agent for record-keeping  and  other  expenses  relating  to these  nominee  accounts.  In addition,  certain  privileges  with respect to the purchase and  redemption  of shares or the reinvestment of dividends may not be available through such firms.
Some firms may  participate in a program  allowing them access to their clients'
accounts for servicing including, without limitation,  transfers of registration and dividend  payee  changes;  and may perform  functions  such as generation of
confirmation  statements  and  disbursement  of  cash  dividends.   Such  firms,
including  affiliates of SDI, may receive  compensation  from a fund through the
Shareholder Service Agent for these services.

Telephone  and  Electronic  Transaction  Procedures.  Shareholders  have various telephone,  Internet,  wire and other electronic privileges available. A fund or its  agents may be liable  for any  losses,  expenses  or costs  arising  out of fraudulent or unauthorized  instructions  pursuant to these privileges  unless a fund or its  agents  reasonably  believe,  based  upon  reasonable  verification procedures, that the instructions were genuine.  Verification procedures include recording instructions,  requiring certain identifying information before acting upon instructions and sending written  confirmations.  During periods when it is difficult to contact the  Shareholder  Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated  Clearing House System (minimum $50 and maximum  $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or  redemption  of Fund shares.  Shares  purchased by check or through  QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege  until such Shares have been owned for at least 10 days.  QuickBuy and
QuickSell  cannot  be  used  with  passbook  savings  accounts  or  for  certain tax-deferred plans such as IRAs.

Direct  Distributions  Program.  Investors may have dividends and  distributions automatically  deposited to their  predesignated  bank account through Scudder's
Direct  Distributions  Program.  Shareholders  who elect to  participate  in the
Direct Distributions Program, and whose predesignated checking account of record is with a member bank of Automated  Clearing House Network (ACH) can have income and capital gain  distributions  automatically  deposited to their personal bank account usually within three business days after a Fund pays its distribution. A
Direct Distributions  request form can be obtained by calling  1-800-SCUDDER for
Class S and  1-800-253-2277  for Class  AARP.  Confirmation  Statements  will be mailed to shareholders as notification that distributions have been deposited.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish  investor  accounts in any of the following types of retirement plans:

                                       31

o    Traditional, Roth and Education IRAs. This includes Savings Incentive Match
     Plan for  Employees  of Small  Employers  ("SIMPLE"),  Simplified  Employee
     Pension Plan ("SEP") IRA accounts and prototype documents.

o    403(b)(7) Custodial  Accounts.  This type of plan is available to employees of most non-profit organizations.

o    Prototype money purchase pension and profit-sharing plans may be adopted by employers.

Brochures  describing these plans as well as model defined benefit plans, target benefit plans,  457 plans,  401(k) plans,  simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request.
Additional fees and transaction policies and procedures may apply to such plans.
Investors  should  consult with their own tax  advisors  before  establishing  a retirement plan.

Purchases

Each fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason.  Also, from time to time, each fund may temporarily  suspend the offering of any class of its shares to new investors. During the period of such suspension,  persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Each fund  reserves  the  right to reject  new  account  applications  without a correct certified Social Security or tax identification  number.  Each fund also reserves the right,  following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Eligible Class S Investors.  The following investors may purchase Class S shares of Scudder Funds:

1.       Existing  shareholders  of Class S  shares  of any  Scudder  Fund as of
         December 29, 2000, and household members residing at the same address.

2.       Investors  who owned Class S shares as of June 30,  2001 and  household members  residing at the same  address may open new accounts in Class S of any Scudder Fund.

3.       Any retirement, employee stock, bonus pension or profit-sharing plans.

4.       Any  participant who owns Class S shares of any Scudder Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan as of December  29, 2000 may, at a later date,  open a new individual account in Class S of any Scudder Fund.

5.       Any  participant  who owns Class S shares of any Scudder Fund through a retirement,  employee stock, bonus,  pension or profit sharing plan may complete a direct  rollover  to an IRA  account  that will hold Class S shares.  This applies for individuals  who begin their  retirement plan investments  with a Scudder Fund at any time,  including after December
         29, 2000.

6.       Officers,  Fund Trustees and  Directors,  and  full-time  employees and their family members, of the Advisor and its affiliates.

7.       Class S shares are  available to any  accounts  managed by the Advisor, any  advisory  products  offered by the  Advisor  or  Scudder  Investor
         Services, Inc., and to the Portfolios of Scudder Pathway Series.

8.       Registered investment advisors ("RIAs") may purchase Class S shares for any  client  that has an  existing  position  in Class S shares  of any
         Scudder Funds as of June 30, 2001.

                                       32

9.       Broker  dealers and RIAs may purchase  Class S shares in  comprehensive fee  programs  for any client that has an existing  position in Class S shares of a Scudder  Fund as of June 30, 2001.  In  addition,  a broker dealer or RIA with a  comprehensive  fee program  that at December  29,
         2000 invested in Class S shares of Scudder  Funds as a fixed  component of the program's asset allocation model will continue to be eligible to purchase  Class S shares on behalf of any  client  who  invests  in the program after June 30, 2001.

10.      Broker dealers and RIAs may purchase Class S shares in mutual fund wrap fee  programs  for any client that has an existing  position in Class S shares  of a  Scudder  Fund  as  of  June  30,  2001.  In  addition,  a broker-dealer  with a mutual fund wrap  program  that invests in one or more  Scudder  Funds  as a  fixed  component  of  the  program's  asset allocation  model will be eligible to purchase Class S shares on behalf of any client who invests in such a program.

SDI may, at its  discretion,  require  appropriate  documentation  that shows an investor is eligible to purchase Class S shares.

Clients  having a regular  investment  counsel  account  with the Advisor or its affiliates and members of their  immediate  families,  officers and employees of the Advisor or of any  affiliated  organization  and members of their  immediate families,  members of the  National  Association  of  Securities  Dealers,  Inc.
("NASD") and banks may, if they prefer,  subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

Automatic  Investment Plan. A shareholder may purchase additional shares of each fund through an automatic  investment program.  With the Direct Deposit Purchase
Plan ("Direct  Deposit"),  investments are made  automatically  (minimum $50 and maximum $250,000) from the shareholder's  account at a bank, savings and loan or credit union into the shareholder's  Fund account.  Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request.  Each fund may immediately  terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll  Investment  Plans. A shareholder  may purchase  shares through  Payroll
Direct Deposit or Government  Direct  Deposit.  Under these  programs,  all or a portion of a shareholder's  net pay or government check is invested each payment period.  A shareholder may terminate  participation  in these programs by giving
written  notice  to  the  shareholder's   employer  or  government   agency,  as
appropriate.  (A  reasonable  time  to  act  is  required.)  Each  fund  is  not responsible  for the efficiency of the employer or government  agency making the payment or any financial institutions transmitting payments.

Expedited Purchase Procedures for Existing  Shareholders.  Shareholders of other
Scudder funds who have submitted an account application and have certified a tax identification  number, clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families,  officers and  employees  of the  Advisor  or of any  affiliated  organization  and  their immediate  families,  members of the NASD, and banks may open an account by wire by  calling  1-800-SCUDDER  for  instructions.  The  investor  must  send a duly completed and signed application to a Fund promptly. A subsequent purchase order for $10,000 or more that is not greater than four times an account  value may be placed by telephone,  fax, etc. by established  shareholders  (except by Scudder
Individual  Retirement  Account  (IRA),  Scudder  Horizon Plan,  Scudder  Profit
Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan
holders), members of the NASD, and banks.

It is our policy to offer purchase  privileges to current or former directors or trustees of the Deutsche or Scudder  mutual funds,  employees,  their spouses or life partners and children or  step-children  age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder family of funds or a broker-dealer  authorized to sell shares of the funds.  Qualified  individuals will  generally  be  allowed  to  purchase  shares in the class  with the lowest expense ratio,  usually the Institutional Class shares. If a fund does not offer
Institutional  Class shares,  these  individuals  will be allowed to buy Class A shares at NAV.  The funds also  reserve the right to waive the  minimum  account balance  requirement for employee and director accounts.  Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

                                       33

Redemptions

Each fund may suspend the right of  redemption  or delay payment more than seven days (a) during any period  when the  Exchange  is closed  other than  customary weekend  and  holiday  closings  or during  any  period in which  trading on the
Exchange  is  restricted,  (b) during any period when an  emergency  exists as a result  of  which  (i)  disposal  of a  Fund's  investments  is  not  reasonably practicable,  or (ii) it is not reasonably  practicable  for a Fund to determine the value of its net  assets,  or (c) for such  other  periods as the SEC may by order permit for the protection of a Fund's shareholders.

A  request  for  repurchase  (confirmed  redemption)  may be  communicated  by a shareholder  through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption  requests  must be  unconditional.  Redemption  requests (and a stock power for certificated  shares) must be duly endorsed by the account holder.  As specified  in  the  prospectus,  signatures  may  need  to  be  guaranteed  by a commercial bank, trust company,  savings and loan  association,  federal savings bank,  member  firm  of  a  national  securities  exchange  or  other  financial institution  permitted by SEC rule.  Additional  documentation  may be required,
particularly  from   institutional  and  fiduciary  account  holders,   such  as
corporations,  custodians  (e.g.,  under the Uniform  Transfers  to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the  redemption  (prior to the  imposition of any  contingent deferred  sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record,  normally a telephone request or a written  request by any one account  holder  without a signature  guarantee is sufficient for  redemptions by individual or joint account  holders,  and trust, executor and guardian account holders  (excluding  custodial  accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account  registration.  Other  institutional  account  holders and  guardian account  holders of  custodial  accounts  for gifts and  transfers to minors may exercise  this special  privilege of  redeeming  shares by telephone  request or written request without  signature  guarantee  subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the  institutional  account  holder or  guardian  account  holder by  written instruction to the Shareholder  Service Agent with signatures  guaranteed.  This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

Wires.  Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed  by a fund for up to  seven  days if a fund or the  Shareholder  Service
Agent deems it appropriate under then-current market conditions.  The ability to send wires is limited by the business hours and holidays of the firms  involved.
A fund is not  responsible  for the efficiency of the federal wire system or the account  holder's  financial  services  firm or  bank.  The  account  holder  is responsible  for any charges  imposed by the account  holder's  firm or bank. To change the  designated  account  to receive  wire  redemption  proceeds,  send a written request to a fund Shareholder  Service Agent with signatures  guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic  Withdrawal  Plan.  The owner of $5,000 or more of a class of a fund's shares at the  offering  price (net  asset  value  plus,  in the case of Class A shares,  the initial  sales charge) may provide for the payment from the owner's account of any  requested  dollar amount to be paid to the owner or a designated payee monthly,  quarterly,  semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which  shares,  subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment  approximately  the first of the month.  Investors  using this Plan must reinvest Fund distributions.

The purchase of Class A shares while  participating  in a systematic  withdrawal plan will  ordinarily be  disadvantageous  to the investor  because the investor will be paying a sales  charge on the  purchase  of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals.

                                       34

In-kind  Redemptions.  A Fund  reserves  the  right to  honor  any  request  for redemption  or  repurchase  by  making  payment  in whole or in part in  readily marketable  securities.  These securities will be chosen by a fund and valued as they are for purposes of computing a fund's net asset value.  A shareholder  may incur transaction expenses in converting these securities to cash.

Exchanges

Shareholders  may request a taxable  exchange of their  shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions  below. For purposes of calculating any CDSC,  amounts exchanged retain their original cost and purchase date.

Shares of money  market  funds that were  acquired  by purchase  (not  including shares acquired by dividend  reinvestment)  are subject to the applicable  sales charge on exchange. Series of Scudder Target Fund are available on exchange only during  the  Offering  Period for such  series as  described  in the  applicable prospectus.  Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash
Account  Trust,  Investors  Municipal  Cash Fund and  Investors  Cash  Trust are
available  on  exchange  but only  through a  financial  services  firm having a services  agreement  with SDI. You may exchange from the following  money market funds into the same class of a Scudder fund,  if available,  at net asset value, subject to the conditions  detailed in each fund's  prospectus:  Cash Management
Fund Investment,  Tax Free Money Fund  Investment,  New York Tax Free Money Fund
Investment,  Treasury Money Fund Investment,  Money Market Fund Investment, Cash
Management Fund  Institutional,  Cash Reserves Fund  Institutional  and Treasury
Money Fund Institutional.

Shares of a  Scudder  Fund with a value in  excess  of  $1,000,000  acquired  by exchange  through  another Scudder Fund, or from a money market fund, may not be exchanged  thereafter  until they have been owned for 15 days (the  "15-Day Hold
Policy").  In addition,  shares of a Scudder Fund with a value of  $1,000,000 or less  acquired by exchange  from another  Scudder  Fund,  or from a money market fund,  may not be exchanged  thereafter  until they have been owned for 15 days, if, in the Advisor's judgment,  the exchange activity may have an adverse effect on a fund. In  particular,  a pattern of exchanges that coincides with a "market timing"  strategy may be  disruptive  to the Scudder Fund and  therefore  may be subject to the 15-Day  Hold  Policy.  For  purposes of  determining  whether the
15-Day Hold Policy applies to a particular exchange,  the value of the shares to be  exchanged  shall be  computed  by  aggregating  the  value of  shares  being
exchanged  for  all  accounts  under  common  control,   discretion  or  advice,
including,  without  limitation,  accounts  administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a
Scudder Fund may  authorize the  automatic  exchange of a specified  amount ($50 minimum)  of such  shares for shares of the same class of another  such  Scudder
Fund.  Exchanges  will be made  automatically  until the  shareholder  or a fund terminates  the  privilege.  Exchanges  are subject to the terms and  conditions described above.

Dividends

Each Fund intends to follow the practice of  distributing  substantially  all of its investment company taxable income, which includes any excess of net realized short-term  capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized  long-term capital gains over net realized  short-term capital losses.  However,  each Fund may retain all or part of such gain for  reinvestment,  after paying the related federal taxes for which  shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain  and/or  ordinary  income  required  to be  distributed  by an  excise  tax provision  of the Code,  a Fund may be subject to that  excise  tax.  In certain circumstances,  a Fund may determine that it is in the interest of  shareholders to distribute less than the required amount.

Each  Fund  intends  to  distribute  dividends  from its net  investment  income excluding  short-term  capital gains annually in December.  Each Fund intends to distribute  net  realized  capital  gains  after  utilization  of  capital  loss

                                       35

carryforwards,  if any, in December to prevent  application  of a federal excise tax. An additional distribution may be made, if necessary.

Any dividends or capital gains  distributions  declared in October,  November or
December  with a record  date in such a month  and  paid  during  the  following
January will be treated by  shareholders  for federal  income tax purposes as if received on December 31 of the calendar year declared.

Dividends  paid by a fund  with  respect  to each  class of its  shares  will be calculated in the same manner, at the same time and on the same day.

Income  and  capital  gain  dividends,  if any,  of a fund will be  credited  to shareholder  accounts in full and fractional  shares of the same class of a fund at net asset value on the reinvestment  date,  except that, upon written request to the Shareholder  Service Agent, a shareholder may select one of the following options:

1.       To receive  income and  short-term  capital gain  dividends in cash and long-term  capital  gain  dividends  in shares of the same class at net asset value; or

2.       To receive income and capital gain dividends in cash.

Dividends  will be  reinvested  in  Shares  of the same  class of a fund  unless shareholders  indicate in writing  that they wish to receive  them in cash or in shares of other Scudder  Funds with multiple  classes of shares or Scudder Funds as provided in the prospectus.  See ".Combined  Purchases" for a listing of such other Funds. To use this privilege of investing dividends of a fund in shares of another  Scudder Fund,  shareholders  must  maintain a minimum  account value of
$1,000 in the Fund  distributing  the dividends.  A fund will reinvest  dividend checks  (and future  dividends)  in shares of that same Fund and class if checks are returned as  undeliverable.  Dividends and other  distributions of a fund in the aggregate  amount of $10 or less are  automatically  reinvested in shares of the same Fund and class unless the shareholder  requests in writing that a check be issued for that particular distribution.

If an investment is in the form of a retirement  plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If  a  shareholder   has  elected  to  reinvest  any   dividends   and/or  other
distributions,  such  distributions  will be made in  shares  of that  Fund  and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent.  Distributions of investment company taxable income and net realized  capital  gains are  taxable,  whether made in shares or cash.

Each  distribution  is  accompanied  by a  brief  explanation  of the  form  and character of the  distribution.  The  characterization  of distributions on such correspondence may differ from the characterization for federal tax purposes. In
January of each year each Fund issues to each  shareholder  a  statement  of the federal income tax status of all distributions in the prior calendar year.

Each Fund may at any time vary its foregoing dividend practices and,  therefore, reserves  the  right  from  time to time to  either  distribute  or  retain  for reinvestment  such of its net  investment  income  and  its net  short-term  and long-term  capital  gains as its  Board  determines  appropriate  under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional  distributions of net investment  income or capital gain net income in order to satisfy the minimum  distribution  requirements  contained in the Internal Revenue Code of 1986, as amended (the "Code").

                                      TAXES

The following is intended to be a general  summary of certain federal income tax consequences  of  investing  in the  funds.  It is not  intended  as a  complete discussion  of all such  consequences,  nor  does it  purport  to deal  with all categories of investors.  Investors are therefore  advised to consult with their tax advisors before making an investment in a Fund.

                                       36

Federal  Taxation Each Fund has elected to be treated as a regulated  investment company  under  Subchapter  M of the Code,  and has  qualified as such since its inception.  Each Fund  intends to continue to so qualify in each taxable year as required  under the Code in order to avoid payment of federal  income tax at the
Fund level.  In order to qualify as a regulated  investment  company,  each Fund must  meet  certain  requirements  regarding  the  source  of  its  income,  the diversification of its assets and the distribution of its income. Each Fund must derive at least 90% of its gross income from dividends,  interest, payments with respect  to  certain  securities  loans,  and  gains  from  the  sale of  stock, securities and foreign currencies, or other income (including but not limited to gains from options,  futures,  or forward contracts) derived with respect to its business of investing in such stock, securities,  or currencies.  Each Fund must diversify  its holdings so that, at the end of each quarter of its taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash and cash  items,  U.S.  government  securities,  securities  of other  regulated investment companies,  and other securities limited in respect of any one issuer to a value not greater  than 5% of the value of a fund's total assets and to not more than 10% of the outstanding  voting securities of such issuer, and (ii) not more than 25% of the value of its assets is  invested in the  securities  (other than those of the U.S.  Government or other regulated  investment  companies) of any one issuer or of two or more  issuers  which a fund  controls  and which are engaged in the same,  similar,  or related  trades or  businesses.  Each Fund is required  to  distribute  to its  shareholders  at least 90% of its  taxable and tax-exempt net investment income (including the excess of net short-term capital gain over net long-term  capital losses) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code.

If for any taxable year a Fund does not qualify for the special  federal  income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal  income tax at regular  corporate  rates (without any deduction for distributions to its  shareholders),  and all  distributions  from earnings and profits,  including any  distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income.
Such  distributions  would be eligible (i) to be treated as  qualified  dividend income  in the  case of  shareholders  taxed  as  individuals  and  (ii) for the dividends received deduction in the case of corporate shareholders. In addition, a fund could be required to recognize  unrealized  gains, pay substantial  taxes and  interest  and  make  substantial  distributions  before  requalifying  as a regulated investment company that is accorded special tax treatment.

Each Fund is subject to a 4% nondeductible  excise tax on amounts required to be but not distributed under a prescribed formula.  The formula requires payment to shareholders  during a calendar year of distributions  representing at least 98%
of a fund's  taxable  ordinary  income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period  ending  October 31 (in most cases) of such year as well as amounts  that were neither  distributed  nor taxed to a fund during the prior  calendar  year.
Although each Fund's distribution  policies should enable it to avoid excise tax liability,  a Fund may  retain  (and be  subject  to income or excise  tax on) a portion of its capital  gain or other income if it appears to be in the interest of such Fund.

Taxation  of  Distributions  from the Funds.  For federal  income tax  purposes, distributions  of investment  income are generally  taxable as ordinary  income.
Taxes on  distributions  of capital  gains are  determined by how long the Funds owned the investments  that generated  them,  rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments  that a Fund  owned  for more  than  one year and that are  properly designated by a fund as capital gain dividends  ("Capital Gain  Dividends") will be taxable as long-term  capital gains.  Distributions of gains from the sale of investments  that a Fund owned for one year or less will be taxable as  ordinary
income.   For  taxable  years   beginning  on  or  before   December  31,  2008,
distributions  of  investment  income  designated  by a  Fund  as  derived  from
"qualified  dividend  income" will be taxed in the hands of  individuals  at the rates  applicable to long-term  capital gain,  provided holding period and other requirements are met at both the shareholder and Fund level.

Distributions  are taxable to shareholders  even if they are paid from income or gains earned by a fund before a shareholder's investment (and thus were included
in  the  price  the  shareholder   paid).   Distributions  are  taxable  whether
shareholders  receive them in cash or reinvest them in additional shares through the reinvestment  privilege. A shareholder whose distributions are reinvested in shares  will be treated as having  received a dividend  equal to the

                                       37

fair  market  value  of the new  shares  issued  to the  shareholder.  Any  gain resulting from the sale or exchange of Fund shares  generally will be taxable as capital gains.

Long-term  capital gain rates  applicable to individuals  have been  temporarily reduced -- in general,  to 15% with lower rates applying to taxpayers in the 10%
and 15% rate brackets -- for taxable years  beginning on or before  December 31,
2008. Capital gains realized before May 6, 2003 will not qualify for the reduced rate.

In order for some portion of the dividends  received by a Fund shareholder to be
"qualified  dividend  income,"  a  fund  must  meet  holding  period  and  other requirements  with respect to some portion of the dividend  paying stocks in its portfolio and the  shareholder  must meet holding period and other  requirements with respect to each Fund's shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received  with  respect to any share of stock held for fewer than 61 days during the  120-day  period  beginning  on the date which is 60 days before the date on which such share becomes  ex-dividend  with respect to such dividend (or, in the case of certain  preferred stock, 91 days during the 180-day period beginning 90 days  before  such  date),  (2) to the  extent  that the  recipient  is under an obligation  (whether  pursuant  to a short sale or  otherwise)  to make  related payments with respect to positions in substantially similar or related property,
(3) if the recipient  elects to have the dividend  income  treated as investment income for purposes of the limitation on deductibility  of investment  interest, or (4) if the dividend is received  from a foreign  corporation  that is (a) not eligible for the benefits of a  comprehensive  income tax treaty with the United
States  (with  the  exception  of  dividends  paid on  stock  of such a  foreign corporation  readily tradable on an established  securities market in the United
States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In  general,  distributions  of  investment  income  designated  by each Fund as derived from  qualified  dividend  income will be treated as qualified  dividend income by a shareholder  taxed as an individual  provided the shareholder  meets the holding  period and other  requirements  described  above with  respect to a fund's shares.  Only qualified dividend income received by a fund after December
31, 2002 is eligible for  pass-through  treatment.  If the  aggregate  dividends received by a fund during any taxable  year are 95% or more of its gross  income
(excluding net long-term  capital gain over net short-term  capital loss),  then
100% of a fund's dividends (other than dividends properly  designated as capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Special tax rules apply to  investments  though defined  contribution  plans and other  tax-qualified  plans.  Shareholders  should  consult their tax adviser to determine  the  suitability  of shares of a fund as an  investment  through such plans  and  the  precise  effect  of and  investment  on  their  particular  tax situation.

Dividends from domestic corporations may comprise a substantial part of each
Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of such fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a fund are deemed to have been held by a fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Transactions  in Fund Shares.  Any loss realized  upon the  redemption of shares held for six  months  or less at the time of  redemption  will be  treated  as a long-term  capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore,  any loss from the sale or  redemption  of shares  held six  months or less  generally  will be disallowed to the extent that  tax-exempt  interest  dividends were paid on such shares.

Foreign  Taxation.  Foreign  withholding  or other foreign taxes with respect to income  (possibly  including,  in some cases,  capital gains) on certain foreign securities may occur.  These taxes may be reduced or eliminated  under the terms of an applicable  U.S.  income tax treaty.  As it is not expected that more than
50% of the value of each Fund's total assets will consist of  securities  issued by foreign  corporations,  the Funds  will not be  eligible  to pass  through to

                                       38

shareholders its proportionate  share of any foreign taxes paid, with the result that  shareholders  will  not be able to  include  in  income,  and  will not be entitled to take any credits or deductions for such foreign taxes.

Passive Foreign  Investment  Companies.  Equity investments by a Fund in certain
"passive foreign  investment  companies"  ("PFICs") could potentially  subject a fund to a U.S. federal income tax (including  interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company,  which tax cannot be eliminated by making  distributions to Fund shareholders.  However, such Fund may elect to avoid the imposition of that tax.
For example, a fund may elect to treat a PFIC as a "qualified  electing fund" (a
"QEF election"),  in which case a fund would be required to include its share of the company's  income and net capital gains  annually,  regardless of whether it receives any distribution from the company.  Such Fund also may make an election to mark the gains  (and to a limited  extent  losses) in such  holdings  "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of a fund's taxable year. Such gains and losses are treated as ordinary income  and  loss.  The QEF and  mark-to-market  elections  may  accelerate  the recognition  of income  (without  the receipt of cash) and  increase  the amount required to be distributed by a fund to avoid  taxation.  Making either of these elections  therefore  may  require  such  Fund to  liquidate  other  investments
(including  when  it is not  advantageous  to do so) to  meet  its  distribution requirement,  which also may  accelerate  the  recognition  of gain and affect a fund's total return.  Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Other Tax Considerations.  A Fund's use of options,  futures contracts,  forward contracts (to the extent  permitted)  and certain other  Strategic  Transactions will be subject to special  tax rules  (including  mark-to-market,  constructive sale, straddle,  wash sale, short sale and other rules), the effect of which may be to accelerate a fund's income, defer losses, cause adjustments in the holding periods of portfolio securities,  convert capital gains into ordinary income and convert  short-term  capital losses into long-term  capital losses.  These rules could  therefore  affect the amount,  timing and character of  distributions  to investors.

A fund's  investment  in zero  coupon  bonds and other debt  obligations  having original issue  discount may cause a fund to recognize  taxable income in excess of any cash received from the investment.

Under the backup withholding provisions of the Code, redemption proceeds as well as  distributions  may be subject to federal income tax  withholding for certain shareholders,  including  those who fail to furnish a Fund with  their  taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Fund may be subject to state and local taxes on  distributions received from a fund and on redemptions of a Fund's shares.  Any shareholder who is not a U.S.  Person (as such term is defined in the Code) should  consider the
U.S. and foreign tax  consequences  of ownership of shares of a Fund,  including the  possibility  that  such  a  shareholder  may  be  subject  to a  flat  U.S.
withholding  tax rate of 30% (or a  potentially  lower rate under an  applicable income tax treaty) on amounts  constituting  ordinary  income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Capital gains  distributions  may be reduced if Fund capital loss  carryforwards are available.  Any capital loss  carryforwards  to which a Fund is entitled are disclosed in a Fund's annual and semi-annual reports to shareholders.

All distributions by a Fund result in a reduction in the net asset value of that
Fund's  shares.  Should  a  distribution  reduce  the net  asset  value  below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above,  even though, from an investment standpoint, it may constitute a partial return of capital. In particular,  investors  should be careful to consider  the tax  implications  of buying  shares just prior to a  distribution.  The price of shares  purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a  distribution  will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Under recently promulgated Treasury regulations,  if a shareholder  recognizes a loss with  respect to a fund's  shares of $2  million or more for an  individual shareholder or $10 million or more for a corporate shareholder,  the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.
Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement,  but under current guidance,

                                       39

shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of  most  or all  regulated  investment  companies.  The  fact  that  a loss  is reportable under these  regulations  does not affect the legal  determination of whether the  taxpayer's  treatment  of the loss is proper.  Shareholders  should consult their tax advisors to determine the  applicability of these  regulations in light of their individual circumstances.

                    NET ASSET VALUE

The net  asset  value of  shares  of each  Fund is  computed  as of the close of regular trading on the New York Stock Exchange (the  "Exchange") on each day the
Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following  holidays:  New Year's Day, Dr. Martin Luther King,  Jr.
Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving  and Christmas,  and on the preceding  Friday or subsequent  Monday when one of these  holidays  falls on a Saturday  or Sunday,  respectively.  Net asset  value  per share is  determined  separately  for each  class of shares by dividing the value of the total assets of a fund  attributable  to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding.  The per share net asset value may be lower for certain classes of a fund because of higher expenses borne by these classes.

An equity  security  is valued at its most  recent  sale  price on the  relevant exchange or OTC market as of the Value Time.  Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange or OTC market as of the Value Time. If it is not possible to determine the  Calculated  Mean, the security  is valued at the most  recent bid  quotation  on such  exchange or OTC market as of the Value Time.  In the case of certain  foreign  exchanges  or OTC markets,  the closing  price  reported by the exchange or OTC market  (which may sometimes be referred to as the "official close" or the "official closing price"
or other  similar  term) will be  considered  the most recent  sale price.  If a security is traded on more than one exchange,  or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows.  Money market instruments  purchased with an  original or  remaining  maturity  of 60 days or less,  maturing at par,  are valued at amortized  cost.  Other money market  instruments  are valued based on information  obtained from an approved  pricing agent or, if such information is not readily  available,  by using  matrix  pricing  techniques  (formula  driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved  pricing agent (which are intended to reflect the mean between the bid and asked prices), if available,  and otherwise at the mean of the most recent bid and asked quotations or evaluated  prices, as applicable,
based  on   quotations   or  evaluated   prices   obtained   from  one  or  more
broker-dealers.  Privately  placed  debt  securities,  other than Rule 144A debt securities,  initially are valued at cost and  thereafter  based on all relevant factors  including  type  of  security,  size of  holding  and  restrictions  on disposition.  Municipal  debt  securities  are valued at prices  supplied  by an approved  pricing  agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked  quotations or evaluated  prices  obtained from two  broker-dealers.  Other debt  securities are valued at prices supplied by an approved  pricing  agent,  if  available,  and  otherwise at the most recent bid quotation  or  evaluated  price,  as  applicable,  obtained  from  one  or  more broker-dealers.  If it is not  possible  to  value a  particular  debt  security pursuant to the above  methods,  the  security is valued on the basis of factors including  (but not limited to)  maturity,  coupon,  creditworthiness,  currency denomination,  and the  movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments  is valued at its most recent sale price on the  relevant  exchange.
Lacking any sales,  the option contract is valued at the Calculated  Mean. If it is not possible to determine the Calculated  Mean, the option contract is valued at the most recent bid quotation in the case of a purchased  option  contract or the most recent asked  quotation in the case of a written  option  contract,  in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued on the Value Date at the evaluated price provided by the  broker-dealer  with which it was traded.
Futures contracts (and options thereon) are valued at the most recent settlement price,  if available on the exchange on which they are traded most  extensively.
With the exception of stock index futures  contracts  which trade on the Chicago
Mercantile Exchange,  closing settlement times are prior to the close of trading on the New York Stock Exchange. For stock index futures contracts which trade on the  Chicago

                                       40

Mercantile  Exchange,  closing  settlement  prices  are  normally  available  at approximately  4:20 Eastern time. If no settlement price is available,  the last traded price on such exchange will be used.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these  portfolio  assets  in terms of U.S.  dollars  is  calculated  by converting  the Local  Currency  into U.S.  dollars at the  prevailing  currency exchange rate on the valuation date.

If market quotations for portfolio assets are not readily available or the value of a portfolio asset as determined in accordance with Board approved  procedures does not represent the fair market value of the  portfolio  asset,  the value of the  portfolio  asset is taken to be an  amount  which,  in the  opinion  of the
Board's Pricing Committee (or, in some cases, the Board's Valuation  Committee), represents fair market value.  The value of other portfolio  holdings owned by a fund is  determined  in a manner  which is intended  to fairly  reflect the fair market value of the asset on the valuation date,  based on valuation  procedures adopted  by a  fund's  Board  and  overseen  primarily  by the  Board's  Pricing
Committee.

                              OFFICERS AND TRUSTEES

The following  table  presents  certain  information  regarding the  Independent
Trustees of each Trust as of December 1, 2003. Each Trustee's age as of December
1, 2003 is set forth in  parentheses  after  his or her name.  Unless  otherwise noted, (i) each Trustee has engaged in the principal  occupation(s) noted in the table for at least the most recent five years,  although not  necessarily in the same  capacity,  and (ii) the address of each  Director/Trustee  is c/o Deutsche
Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The
term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a  successor,  or until  such  Trustee  sooner  dies,  resigns  or is removed as provided in the  governing  documents  of the Trust.  Because each Fund does not hold an annual  meeting of  shareholders,  each  Trustee will hold office for an indeterminate  period.  The  Trustees  of each  Trust may also  serve in similar capacities with other funds in the fund complex.

Independent Trustees

                               Principal Occupation(s)                                       Number of Funds
Name, Age, Position(s)         Held with the Fund and Length During Past 5 Years and         in Fund
of Time Served/\1              Other Directorships Held                                      Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Henry P. Becton, Jr. (60)      President, WGBH Educational Foundation. Directorships: Becton           48
Trustee, 1990-present          Dickinson and Company (medical technology company); The A.H.
                               Belo Company (media company); Concord Academy; Boston Museum of Science; Public Radio International.  Former
                               Directorships:  American Public Television; New England
                               Aquarium; Mass Corporation for Educational
                               Telecommunications; Committee for Economic Development;
                               Public Broadcasting Service
--------------------------------------------------------------------------------------------------------------------
Dawn-Marie Driscoll (57)       President, Driscoll Associates (consulting firm); Executive             48
Trustee, 1987-present          Fellow, Center for Business Ethics, Bentley College;
                               formerly, Partner, Palmer & Dodge (1988-1990); Vice President
                               of Corporate Affairs and General Counsel, Filene's
                               (1978-1988). Directorships: CRS Technology (technology
                               service company); Advisory Board, Center for Business Ethics,
                               Bentley College; Board of Governors, Investment Company
                               Institute; Chairman, ICI Directors Services Committee
--------------------------------------------------------------------------------------------------------------------

                                       41

                               Principal Occupation(s)                                       Number of Funds
Name, Age, Position(s)         Held with the Fund and Length During Past 5 Years and         in Fund
of Time Served/\1              Other Directorships Held                                      Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Keith R. Fox (49)              Managing Partner, Exeter Capital Partners (private equity               48
Trustee, 1996-present          funds). Directorships: Facts on File (school and library
                               publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking);
                               K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business
                               Investments Companies (trade association)
--------------------------------------------------------------------------------------------------------------------
Louis E. Levy (71)             Retired.  Formerly, Chairman of the Quality Control Inquiry             48
Trustee, 2002-present          Committee, American Institute of Certified Public Accountants
                               (1992-1998); Partner, KMPG LLP (1958-1990).  Directorships:
                               Household International (banking and finance); ISI Family of
                               Funds (registered investment companies; 4 funds overseen);
                               Kimberly-Clark Corporation (personal consumer products)
--------------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg (60)    Retired.  Formerly, Consultant (1997-2001); Director, US                48
Trustee, 1999-present          General Accounting Office (1996-1997); Partner, Fulbright &
                               Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The
                               William and Flora Hewlett Foundation; Service Source, Inc.
--------------------------------------------------------------------------------------------------------------------
Jean C. Tempel (60)            Managing Partner, First Light Capital (venture capital group)           48
Trustee, 1994-present          (2000-present); formerly, Special Limited Partner, TL
                               Ventures (venture capital fund) (1996-1998); General Partner,
                               TL Ventures (1994-1996); President and Chief Operating
                               Officer, Safeguard Scientifics, Inc. (public technology
                               business incubator company) (1991-1993). Directorships:
                               Sonesta International Hotels, Inc.; Aberdeen Group
                               (technology research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay. Trusteeships:
                               Connecticut College, Chair, Finance Committee; Northeastern
                               University, Chair, Funds and Endowment Committee
--------------------------------------------------------------------------------------------------------------------
Carl W. Vogt (67)              Senior Partner, Fulbright & Jaworski, L.L.P (law firm);                 48
Trustee, 2002-present          formerly, President (interim) of Williams College
                               (1999-2000); President, certain funds in the Deutsche Asset
                               Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000).
                               Directorships: Yellow Corporation (trucking); American
                               Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies; 4 funds overseen);
                               National Railroad Passenger Corporation (Amtrak); formerly,
                               Chairman and Member, National Transportation Safety Board
--------------------------------------------------------------------------------------------------------------------

                                       42

Interested Trustee and Officers

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years                    Fund Complex
Time Served/\1                 and Other Directorships Held                                   Overseen
--------------------------------------------------------------------------------------------------------------------
Richard T. Hale/\1,/\2 (58)    Managing Director, Deutsche Investment Management Americas              201
Chairman and Trustee,          Inc. (2003-present); Managing Director, Deutsche Bank
2002-present, Chief Executive  Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and
Officer, 2003-present          Deutsche Asset Management (1999 to present); Director and
                               President, Investment Company Capital Corp. (registered
                               investment advisor) (1996 to present);  Director, Deutsche
                               Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to
                               present), North American Income Fund (2000 to present)
                               (registered investment companies); Director, Scudder Global
                               Opportunities Fund (since 2003); Director/Officer
                               Deutsche/Scudder Mutual Funds (various dates); President,
                               Montgomery Street Securities, Inc. (2002 to present)
                               (registered investment companies); Vice President, Deutsche
                               Asset Management, Inc. (2000 to present); formerly, Director,
                               ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
--------------------------------------------------------------------------------------------------------------------
Brenda Lyons (40)              Managing Director, Deutsche Asset Management                            n/a
President, 2003-present
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch/\3 (49)       Managing Director, Deutsche Asset Management (2002-present)             n/a
Vice President and Assistant   and Director, Deutsche Global Funds Ltd. (2002-present);
Secretary, 2002-present        formerly, Director, Deutsche Asset Management (1999-2002);
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.), (1998-1999); Assistant General Counsel,
                               United States Securities and Exchange Commission (1993-1998)
--------------------------------------------------------------------------------------------------------------------
John Millette (41)             Director, Deutsche Asset Management                                     n/a
Vice President and Secretary,
1999-present
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy (39)            Vice President of Deutsche Asset Management (2000-present);             n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services
                               (1992-2000); Senior Manager, Prudential Mutual Fund Services
                               (1987-1992)
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo (46)          Director, Deutsche Asset Management (April 2000-present).               n/a
Treasurer, 2002-present        Formerly, Vice President and Department Head, BT Alex. Brown
                               Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998)
--------------------------------------------------------------------------------------------------------------------

Lisa Hertz/\4 (33)             Assistant Vice President, Deutsche Asset Management                     n/a
Assistant Secretary,
2003-present

--------------------------------------------------------------------------------------------------------------------
Caroline Pearson (41)          Managing Director, Deutsche Asset Management                            n/a
Assistant Secretary,
1997-present
--------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo      Director, Deutsche Asset Management                                     n/a
(46) Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone (37)       Director, Deutsche Asset Management                                     n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------

                                       43

Name, Age, Position(s) Held                                                                   Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years                    Fund Complex
Time Served/\1                 and Other Directorships Held                                   Overseen
--------------------------------------------------------------------------------------------------------------------
Lucinda Stebbins (57)          Director, Deutsche Asset Management                                     n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------

/\1      Length of time served  represents  the date that each Trustee was first elected  to the common  board of  Trustees  which  oversees a number of investment companies,  including the funds, managed by the Advisor. For the Officers of each fund,  length of time served  represents  the date that each Officer was first  elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.

/\2      Mr. Hale is considered an  "interested  person" of the Funds because of his affiliation with the Funds' Advisor.  Interested persons receive no compensation from the Funds.

/\3      Address: One South Street, Baltimore, Maryland

/\4      Address: 345 Park Avenue, New York, New York

Trustee's and Officer's Role with Principal Underwriter: Scudder Distributors,
Inc.

Kenneth Murphy:                 Vice President
Caroline Pearson:               Secretary

Trustees' Responsibilities.  The primary responsibility of the Board of Trustees is to  represent  the  interests  of each  Fund's  shareholders  and to  provide oversight  of the  management  of each  Fund.  Currently,  seven of the  Board's members are Independent Trustees; that is, they are not "interested persons" (as defined in the 1940 Act) of the Trust or the Advisor.

The  Trustees  meet  multiple  times  during the year to review  the  investment performance of each Fund and other operational  matters,  including policies and procedures designed to assure compliance with regulatory and other requirements.
In 2002,  the  Trustees  conducted  over 36  meetings  to deal with fund  issues
(including  regular and special board and committee  meetings).  These  meetings were held over the course of 24 different  days. In addition,  various  Trustees participated as members of the Board's Valuation Committee  throughout the year.
Furthermore,  the  Independent  Trustees review the fees paid to the Advisor and its affiliates for investment  advisory  services and other  administrative  and shareholder services. The Trustees have adopted specific policies and guidelines that,  among other  things,  seek to further  enhance the  effectiveness  of the
Independent  Trustees in performing  their duties.  Many of these are similar to those  suggested  in the  Investment  Company  Institute's  1999  Report  of the
Advisory  Group  on  Best  Practices  for  Fund  Directors.   For  example,  the
Independent  Trustees  select  independent  legal  counsel  to work with them in reviewing fees,  advisory and other  contracts and overseeing fund matters.  The
Trustees  are also  assisted in this regard by each  Fund's  independent  public accountants and other  independent  experts  retained from time to time for this purpose.  The Independent  Trustees  regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed  task  forces  and  subcommittees  from  their  members  to  focus  on particular  matters such as investment,  accounting and  shareholders  servicing issues.

For a discussion of the factors  considered by the Board in connection  with its most recent approval of the  continuation of each Fund's  management  contracts, please refer to "Management of the Funds -- Board  Considerations  in Connection
with Annual Renewal of Investment Management Agreements."

Board Committees.  Each Fund's board has the following standing committees:

                                       44

Audit  Committee:  The  Audit  Committee  makes  recommendations  regarding  the selection of independent  auditors for each Fund,  reviews the  independence  of such firm,  reviews  the scope of audit and  internal  controls,  considers  and reports to the Board on matters relating to each Fund's accounting and financial reporting  practices,  and  performs  such other  tasks as the full Board  deems necessary or appropriate.  The Audit Committee  receives annual  representations from the auditors as to their  independence.  The members of the Audit Committee are Henry P.  Becton,  Jr.,  Dawn-Marie  Driscoll,  Keith R. Fox,  Louis E. Levy
(Chair),  Jean  Gleason  Stromberg,  Jean C.  Tempel and Carl W.  Vogt.  For the
purposes of the Sarbanes-Oxley  Act, the Audit Committee has at least one member who is a financial  expert.  The Trust's  Audit  Committee  held three  meetings during each Fund's last calendar year.

Committee on Independent Trustees: The Committee on Independent Trustees selects
and  nominates   Independent   Trustees*;   establishes  Trustee   compensation,
retirement,  fund ownership and other corporate governance policies and conducts periodic reviews of independent  legal counsel.  The members of the Committee on
Independent  Trustees are Henry P. Becton,  Jr.,  Dawn-Marie  Driscoll  (Chair),
Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg,  Jean C. Tempel and Carl W.
Vogt. The Trust's Committee on Independent  Trustees held eleven meetings during each Fund's last calendar year.

Valuation  Committee:  The Valuation  Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of each
Fund's  securities as needed in accordance  with the Valuation  Procedures  when actual market values are  unavailable  and performs such other tasks as the full
Board deems necessary.  The members of the Valuation  Committee are Keith R. Fox and Richard T. Hale.  The  Alternate  Valuation  Committee  members are Henry P.
Becton, Jr., Dawn-Marie Driscoll, Jean Gleason Stromberg and Jean C. Tempel. The
Trust's Valuation Committee held seven meetings during each Fund's last calendar year.

Investment  Oversight  Committee:  The  Board  has  established  two  Investment
Oversight  Committees,  one  focusing  on funds  primarily  investing  in equity securities  (the  "Equity  Oversight  Committee")  and  one  focusing  on  funds primarily  investing in fixed income  securities  (the "Fixed  Income  Oversight
Committee").  These  Committees meet regularly with fund portfolio  managers and other investment  personnel to review the relevant funds' investment  strategies and investment  performance.  The members of the Equity Oversight  Committee are
Henry P. Becton,  Jr.  (Chair),  Jean C. Tempel and Carl W. Vogt. The members of the Fixed Income  Oversight  Committee are  Dawn-Marie  Driscoll,  Keith R. Fox,
Louis E. Levy and Jean Gleason  Stromberg  (Chair).  Each  Investment  Oversight
Committee held four meetings during calendar year 2002.

Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports  to the Board on  matters  relating  to the  quality,  type and level of
services   provided   to  fund   shareholders   and  the   quality  of  type  of
distribution-related  services  provided  to  the  funds.  The  members  of  the
Shareholder  Servicing  Committee  are Keith R. Fox  (Co-Chair),  Jean C. Tempel
(Co-Chair),  Henry P. Becton,  Jr.,  Dawn-Marie  Driscoll,  Louis E. Levy,  Jean
Gleason Stromberg, and Carl W. Vogt. The Trust's Shareholder Servicing Committee
held four meetings during each Fund's last fiscal year.

*        Fund  Shareholders  may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the secretary of each Fund.

Remuneration.  Each Independent Trustee receives compensation from the Funds for his or her services, which includes an annual retainer and an attendance fee for each meeting  attended.  No additional  compensation  is paid to any Independent
Trustee  for travel  time to  meetings,  attendance  at  director's  educational
seminars  or  conferences,   service  on  industry  or  association  committees,
participation  as  speakers  at  directors'  conferences  or  service on special director task forces or subcommittees.  Independent  Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board of  Trustees  who are  officers,  directors,  employees  or stockholders  of the Advisor or its  affiliates  receive no direct  compensation from each Fund,  although they are  compensated as employees of the Advisor,  or its affiliates,  and as a result may be deemed to benefit from fees paid by each
Fund. The following table shows compensation  received by each Trustee from each
Fund and aggregate compensation from all of the funds in the fund complex during the most recent calendar year.

                                       45

                                                                                       Pension or
                                                Compensation                           Retirement
                           Compensation from     from Small     Compensation from   Benefits Accrued        Total
                             Large Company     Company Value      Scudder Small     as Part of Fund   Compensation Paid
Name of Trustee                Value Fund           Fund        Company Stock Fund      Expenses        to Trustees(6)
---------------                ----------           ----        ------------------      --------          ---------

Henry P. Becton, Jr.             $8,635            $1,467              $905                $0              $170,000
Dawn-Marie Driscoll(1)           $9,229            $1,536              $932                $0              $180,000
Edgar R. Fiedler(5)              $8,638            $1,467              $905                $0              $176,397
Keith R. Fox                     $8,620            $1,465              $904                $0              $170,000
Louis E. Levy(2)(4)*             $6,841            $1,148              $694                $0              $151,346
Jean Gleason Stromberg           $8,457            $1,441              $895                $0              $165,000
Jean C. Tempel                   $8,417            $1,418              $874                $0              $164,000
Carl W. Vogt(3)*                 $7,091            $1,168              $703                $0              $153,846

*        Newly elected Trustees, effective April 8, 2002.

 (1)     Includes $10,000 in annual retainer fees in Ms. Driscoll's role as Lead
         Trustee.

 (2)     Includes deferred fees in the amount of $34,499.

 (3)     Includes  deferred fees in the amount of $29,570.  In addition to these
         payments,   Mr.  Vogt  received   payments  in  the  amount  of  $9,506
         (representing  amounts  earned  in prior  years  and  gain or  interest thereon)  from funds  existing  prior to the Deutsche  Bank purchase of
         Scudder Investments.

 (4)     For each Trustees, (effective April 8, 2002 for Mr. Levy and Mr. Vogt), total compensation  includes  compensation for service on the boards of
         19 trusts/corporations  comprised of 53 funds/portfolios.  In addition, for Mr. Levy and Mr. Vogt, the total includes compensation through July
         30, 2002, for service on the boards of 20 trusts/corporations comprised of 73 funds/portfolios.  Each Trustee currently serves on the boards of
         19 DeAM trusts/corporations comprised of 47 funds/portfolios.

 (5)     Total  compensation for Mr. Fiedler includes $6,397 in respect of prior services  rendered to The Brazil Fund, Inc. These amounts were borne by the Advisor.

 (6)     Aggregate  compensation  reflects  amounts  paid  to the  Trustees  for numerous special meetings in connection with the sale of the Advisor to
         Deutsche  Bank AG. Such  amounts  totaled  $19,000 for Messrs.  Becton,
         Fiedler,  Fox and Ms.  Driscoll,  $7,000  for  Messrs.  Levy and  Vogt,
         $14,000 for Ms.  Stromberg  and $13,000 for Ms.  Tempel.  These meeting fees were borne by the Advisor.

                                       46

Trustee Fund Ownership

The  following  sets forth ranges of Trustee  beneficial  share  ownership as of
December 31, 2002.

                                                                                               Aggregate Dollar Range
                              Dollar Range of       Dollar Range of                                      of
                                Securities            Securities           Dollar Range of       Securities Owned in
                             Owned in Scudder      Owned in Scudder          Securities         All Funds in the Fund
                           Large Company Value   Small Company Value   Owned in Scudder Small    Complex Overseen by
Name of Trustees                   Fund                  Fund            Company Stock Fund         the Trustees
----------------                   ----                  ----            ------------------         ------------

Henry P. Becton, Jr.             $1-10,000         $10,001 - $50,000      $10,001 - $50,000    Over $100,000
Dawn-Marie Driscoll                None              $1 - $10,000           $1 - $10,000       Over $100,000
Keith Fox                        $1-10,000               None                   None           Over $100,000
Louis E. Levy                      None                  None                   None           Over $100,000
Richard T. Hale                    None                  None                   None           Over $100,000
Jean Gleason Stromberg       $10,001 - $50,000           None                   None           Over $100,000
Jean C. Tempel                     None                  None                   None           Over $100,000
Carl W. Vogt                       None                  None                   None           Over $100,000

Ownership in Securities of the Advisors and Related Companies

As  reported to each Fund,  the  information  in the  following  table  reflects ownership by the  Independent  Trustees and their  immediate  family  members of certain  securities as of December 31, 2002. An immediate family member can be a spouse,  children  residing in the same  household  including  step and adoptive children and any dependents. The securities represent ownership in an investment advisor or  principal  underwriter  of the Funds and any  persons  (other than a registered  investment company) directly or indirectly  controlling,  controlled by, or under common control with an investment advisor or principal  underwriter of the Funds (including Deutsche Bank AG).

                                                                                   Value of
                               Owner and                                        Securities on       Percent of
                              Relationship                                       an Aggregate      Class on an
Independent Trustees          to Trustees        Company      Title of Class        Basis        Aggregate Basis
                              -----------        -------      --------------        -----        ---------------

Henry P. Becton, Jr.                              None
Dawn-Marie Driscoll                               None
Keith Fox                                         None
Louis E. Levy                                     None
Richard T. Hale                                   None
Jean Gleason Stromberg                            None
Jean C. Tempel                                    None
Carl W. Vogt                                      None

Securities Beneficially Owned

As of November 3, 2003,  all Trustees and Officers of the Funds as a group owned beneficially  (as that  term is  defined  is  section  13(d)  of the  Securities
Exchange Act of 1934) less than 1% of the outstanding securities of each Fund.

To the best of each Fund's  knowledge,  as of November 3, 2003,  no person owned beneficially  more  than 5% of each  class  of each  Fund's  outstanding  shares
(except as noted below).

                                       47

As of  November  3,  2003,  620,918  shares  in the  aggregate,  or 5.46% of the outstanding shares of Scudder Small Company Value Fund, Class S were held in the name of Army & Air Force Mutual Aid Association, 102 Sheridan Avenue, Fort Myer,
VA 22211-1110 who may be deemed to be the  beneficial  owner of certain of these shares.

As of  November 3, 2003,  1,446,519  shares in the  aggregate,  or 12.72% of the outstanding shares of Scudder Small Company Value Fund, Class S were held in the name of Army & Air Force Mutual Aid Association, 102 Sheridan Avenue, Fort Myer,
VA 22211-1110 who may be deemed to be the  beneficial  owner of certain of these shares.

As of  November  3,  2003,  187,132  shares  in the  aggregate,  or 7.92% of the outstanding shares of Scudder Small Company Stock Fund, Class S were held in the name of State  Street  Bank  and  Trust  Company,  Custodian  for  AARP  Managed
Investment  Portfolio,  Diversified  Growth, 1 Heritage Drive #P5S,  Quincy,  MA
02171-2105  who may be deemed to be the  beneficial  owner of  certain  of these shares.

                                FUND ORGANIZATION

Organizational Description

Scudder  Small  Company  Stock  Fund  is  a  series  of  Investment   Trust,   a
Massachusetts  business  trust  established  under a Declaration  of Trust dated
September  20, 1984,  as amended.  The name of the Trust was changed,  effective
March 6, 1991,  from Scudder  Growth and Income Fund,  and on June 10, 1998 from
Scudder  Investment  Trust.  The Fund  changed its name from AARP Small  Company
Stock  Fund on July 17,  2000 and was  formerly a series of AARP  Growth  Trust.
Investment Trust is currently  divided into five series:  Scudder Capital Growth
Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder
Small Company  Stock Fund and Scudder S&P 500 Index Fund.  The Fund is currently divided into five  classes of shares:  Class A, Class B, Class C, Class AARP and
Class S shares.

Scudder  Small  Company  Value  Fund is a series of  Scudder  Securities  Trust, formerly Scudder  Development  Fund, a Massachusetts  business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust is currently divided into five series:  Scudder  Development Fund, Scudder Health Care Fund, Scudder Small
Company Value Fund, Scudder Technology  Innovation Fund and Scudder 21st Century
Growth Fund. The Fund is currently divided into four classes of shares: Class A,
Class B, Class C and Class S.

Scudder Large  Company  Value Fund is a series of Value Equity  Trust,  formerly
Scudder  Equity  Trust,  a  Massachusetts  business  trust  established  under a
Declaration of Trust dated October 16, 1985, as amended. The Trust's predecessor was organized in 1966 as a Delaware corporation under the name "Scudder Duo-Vest
Inc." as a closed-end,  diversified  dual-purpose investment company.  Effective
April 1, 1982, its original  dual-purpose nature was terminated and it became an open-end  investment  company  with only one class of shares  outstanding.  At a
Special Meeting of  Shareholders  held May 18, 1982, the  shareholders  voted to amend the investment  objective to seek to maximize  long-term growth of capital and to change the name of the corporation to "Scudder Capital Growth Fund, Inc."
("SCGF,  Inc.").  The fiscal year end of SCGF, Inc. was changed from March 31 to
September  30 by  action  of its  Directors  on May 18,  1982.  Effective  as of
September 30, 1982,  Scudder  Special Fund,  Inc. was merged into SCGF,  Inc. In
October 1985,  the Fund's form of  organization  was changed to a  Massachusetts business trust upon approval of the shareholders. The Trust is currently divided into three series: Scudder Large Company Value Fund, Scudder Select 500 Fund and
Scudder Tax Advantaged  Dividend  Fund.  The Fund is currently  divided into six classes of shares: Class AARP, Class S, Class A, Class B, Class C and Class I.

Each Trust's  authorized  capital  consists of an unlimited  number of shares of beneficial  interest,  par value  $0.01 per share.  Each Fund's  activities  are supervised  by each  Trust's  Board of  Trustees.  Each Trust has adopted a plan pursuant  to Rule 18f-3 (the  "Plan")  under the 1940 Act to permit the Trust to establish a multiple class distribution system.

The Trustees have the authority to create  additional Funds and to designate the relative  rights and  preferences as between the different  Funds.  The Trustees also may  authorize  the  division of shares of a Fund into  different  classes,

                                       48

which may bear different  expenses.  All shares issued and outstanding are fully paid and non-assessable,  transferable, have no pre-emptive or conversion rights and are  redeemable as described in the SAI and in the Fund's  prospectus.  Each share has equal rights with each other share of the same Class of the Fund as to voting, dividends, exchanges, conversion features and liquidation.  Shareholders are  entitled  to one vote for each full  share  held and  fractional  votes for fractional  shares held.  The Trustees may also  terminate  any Fund or Class by notice to the shareholders without shareholder approval.

The Funds generally are not required to hold meetings of its shareholders. Under the Agreement and  Declaration  of Trust of the Fund  ("Declaration  of Trust"),
however,  shareholder  meetings  will be held in  connection  with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose;  (b) the adoption of any contract for which approval by shareholders is required  by the 1940  Act;  (c) any  termination  of the Fund or a class to the extent  and as  provided  in the  Declaration  of Trust;  (d)  certain  material amendments of the Declaration of Trust (such as other than  amendments  changing the name of the Fund,  supplying any  omission,  curing any ambiguity or curing, correcting or supplementing  any defective or inconsistent  provision  thereof);
and (e) such  additional  matters as may be required by law, the  Declaration of
Trust,  the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The  Declarations of Trust for each Fund provides that  obligations of the Trust are not binding upon the Trustees individually but only upon the property of the
Trust,  that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law,  and that a Trust will  indemnify  its  Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner  provided in the Declaration of Trust that they have not acted in good faith in the reasonable  belief that their actions were in the best  interests  of the Trust.  However,  nothing in the  Declarations  of Trust protects or  indemnifies a Trustee or officer  against any liability to which he would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law,  shareholders of a Massachusetts  business trust could, under certain  circumstances,  be held  personally  liable for  obligations of a
Fund. The Declaration of Trust,  however,  disclaims  shareholder  liability for acts or obligations of each Fund and requires that notice of such  disclaimer be given in each agreement, obligation, or instrument entered into or executed by a
Fund or the Trust's  Trustees.  Moreover,  the Declaration of Trust provides for indemnification  out of  Fund  property  for  all  losses  and  expenses  of any shareholder  held personally  liable for the obligations of a Fund and each Fund may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not  material,  since it is limited to  circumstances  in which a disclaimer  is inoperative and such Fund itself is unable to meet its obligations.

If a series were unable to meet its obligations,  the assets of all other series may in some  circumstances be available to creditors for that purpose,  in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of  shareholders,  if any, called for the purpose of electing  Trustees and until the election and  qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

Any of the Trustees may be removed  (provided the  aggregate  number of Trustees after  such  removal  shall not be less than one) with  cause,  by the action of two-thirds of the remaining Trustees.  Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the  outstanding  shares.  The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the  question  of removal of any such  Trustee or  Trustees  when  requested  in writing to do so by the holders of not less than ten percent of the  outstanding
shares,   and  in  that  connection,   the  Trustees  will  assist   shareholder
communications to the extent provided for in Section 16(c) under the 1940 Act.

It is possible  that a Fund might  become  liable for a  misstatement  regarding another Fund.  The Trustees of each Fund have  considered  this and approved the use of a combined SAI for the Funds.

                                       49

Proxy Voting Guidelines

Each Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general  oversight.  Each Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted  consistent  with each  Fund's  best  economic  interests.  The  Advisor has adopted its own Proxy
Voting  Policies  and  Procedures   ("Policies")  and  Proxy  Voting  Guidelines
("Guidelines")  for this  purpose.  The Policies  address,  among other  things, conflicts of interest that may arise between the interests of each Fund, and the interests of the Advisor and its  affiliates,  including  each Fund's  principal underwriter.  The Guidelines set forth the Advisor's general position on various proposals, such as:

o        Shareholder  Rights -- The Advisor  generally  votes against  proposals that restrict shareholder rights.

o        Corporate  Governance -- The Advisor  generally votes for  confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o        Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem  poison  pills,  and votes  "against"  the adoption of poison pills if they are submitted for shareholder  ratification.  The Advisor generally votes for fair price proposals.

o        Routine Matters -- The Advisor  generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The
Advisor generally votes proxies solicited by investment  companies in accordance with the  recommendations  of an  independent  third-party,  except for  proxies solicited by or with respect to investment companies for which the Advisor or an affiliate  serves as investment  Advisor or principal  underwriter  ("affiliated investment companies").  The Advisor votes affiliated investment company proxies
in  the  same  proportion  as  the  vote  of  the  investment   company's  other
shareholders  (sometimes called "mirror" or "echo" voting).  Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the  Guidelines  set forth the Advisor's  general  voting  positions on various proposals,  the Advisor may, consistent with each Fund's best interests, determine under some circumstances to vote contrary to those positions.

The  Guidelines  on a  particular  issue  may or may  not  reflect  the  view of individual members of the board, or of a majority of the board. In addition, the
Guidelines may reflect a voting position that differs from the actual  practices of the public  company(ies)  within the  Deutsche  Bank  organization  or of the investment  companies for which the Advisor or an affiliate serves as investment
Advisor or sponsor.

The  Advisor  may  consider  the views of a portfolio  company's  management  in deciding how to vote a proxy or in establishing general voting positions for the
Guidelines, but management's views are not determinative.

As mentioned above, the Policies  describe the way in which the Advisor resolves
conflicts  of  interest.  To  resolve  conflicts,   the  Advisor,  under  normal
circumstances,  votes proxies in accordance with its Guidelines.  If the Advisor departs  from  the  Guidelines  with  respect  to a  particular  proxy or if the
Guidelines do not specifically  address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy,  however,  the  Advisor's  conflicts  review  committee  will  conduct an investigation to determine whether any potential  conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines  that the Advisor has a material  conflict  of  interest,  or certain individuals on the proxy voting committee  should be recused from  participating in a  particular  proxy vote,  it will  inform the proxy  voting  committee.  If notified  that the Advisor has a material  conflict,  or fewer than three voting members are eligible to  participate  in the proxy vote,  typically  the Advisor will  engage an  independent  third  party to vote the proxy or follow the proxy voting recommendations of an independent third party.

                                       50

Under certain circumstances,  the Advisor may not be able to vote proxies or the
Advisor  may find that the  expected  economic  costs from voting  outweigh  the benefits  associated with voting. For example,  the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs.  The Advisor generally  does  not vote  proxies  on  securities  subject  to  share  blocking restrictions.

                              FINANCIAL STATEMENTS

The financial  statements,  including the investment  portfolio of Scudder Large
Company  Value  Fund,  together  with the  Report  of  Independent  Accountants,
Financial  Highlights and notes to financial  statements in the Annual Report to the  Shareholders  of the Fund dated July 31, 2003, are  incorporated  herein by reference  and are  hereby  deemed to be a part of this  combined  Statement  of
Additional Information.

The financial  statements,  including the investment  portfolio of Scudder Small
Company  Value  Fund,  together  with the  Report  of  Independent  Accountants,
Financial  Highlights and notes to financial  statements in the Annual Report to the  Shareholders  of the Fund dated July 31, 2003, are  incorporated  herein by reference  and are  hereby  deemed to be a part of this  combined  Statement  of
Additional Information.

The financial  statements,  including the investment  portfolio of Scudder Small
Company  Stock  Fund,  together  with the  Report  of  Independent  Accountants,
Financial  Highlights and notes to financial  statements in the Annual Report to the Shareholders of the Fund dated September 30, 2002, are  incorporated  herein by reference and are hereby  deemed to be a part of this  combined  Statement of
Additional Information.

                             ADDITIONAL INFORMATION

The CUSIP number of Scudder Large Company Value Fund -- Class S is 920390-507.

The  CUSIP  number  of  Scudder  Large  Company  Value  Fund  --  Class  AARP is
920390-879.

Scudder Large Company Value Fund has a fiscal year end of July 31.

The CUSIP number of Small Company Stock Fund -- Class S is 460965-791.

The CUSIP number of Small Company Stock Fund -- Class AARP is 460965-817.

Scudder Small Company Stock Fund has a fiscal year end of September 30.

The CUSIP number of Scudder Small Company Value Fund -- Class S is 811196-203.

Scudder Small Company Value Fund has a fiscal year end of July 31.

This  Statement of Additional  Information  contains the  information of Scudder
Small  Company  Stock Fund,  Scudder  Small Company Value Fund and Scudder Large
Company Value Fund. Each Fund, through its combined prospectus,  offers only its own share  classes,  yet it is possible  that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.

The Funds' prospectus and this Statement of Additional  Information omit certain information  contained in the Registration  Statement which the Funds have filed with the SEC under the  Securities  Act of 1933 and  reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities  offered hereby.  This Registration  Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                       51

                                    APPENDIX

The  following is a  description  of (a) the ratings given by S&P and Moody's to corporate  bonds,  (b) Fitch long-term and short-term debt ratings,  (c) S&P and
Moody's commercial paper rating and (d) Moody's and S&P Municipal note ratings.

                           Ratings of Corporate Bonds

S&P:  Debt rated AAA has the highest  rating  assigned  by S&P.  Capacity to pay interest  and repay  principal  is  extremely  strong.  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated  issues only in small  degree.  Debt rated A has a strong  capacity to pay interest and repay  principal  although it is somewhat more  susceptible  to the adverse effects of changes in circumstances and economic conditions than debt in higher  rated  categories.  Debt  rated BBB is  regarded  as having an  adequate capacity to pay  interest  and repay  principal.  Whereas it  normally  exhibits
adequate  protection   parameters,   adverse  economic  conditions  or  changing
circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly  speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates  the least degree of  speculation  and C the highest.  While such debt will  likely  have  some  quality  and  protective  characteristics,  these  are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues.  However,  it faces major ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions  which  could lead to  inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BBB-  rating.  Debt rated B has a greater  vulnerability  to default but currently has the capacity to meet interest  payments and principal  repayments.
Adverse business,  financial, or economic conditions will likely impair capacity or willingness  to pay interest and repay  principal.  The B rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently  identifiable  vulnerability  to default,  and is dependent upon favorable  business,  financial,  and economic conditions to meet timely  payment of interest and repayment of principal.  In the event of adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay  principal.  The CCC rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied
B or B- rating.  The rating CC  typically  is  applied to debt  subordinated  to senior  debt that is  assigned  an actual or implied  CCC  rating.  The rating C typically  is applied to debt  subordinated  to senior debt which is assigned an actual  or  implied  CCC-  debt  rating.  The C  rating  may be used to  cover a situation where a bankruptcy  petition has been filed, but debt service payments are  continued.  The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest  payments or principal  payments are not made on the date due even if the  applicable  grace period had not expired,  unless S&P believes that such payments will be made during such grace  period.  The D rating also will be used upon  the  filing  of  a  bankruptcy  petition  if  debt  service  payments  are jeopardized.

Moody's:  Bonds which are rated Aaa are judged to be of the best  quality.  They carry the smallest  degree of investment  risk and are generally  referred to as
"gilt edge." Interest  payments are protected by a large or by an  exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally  strong position of such issues.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best  bonds  because  margins  of  protection  may not be as large as in Aaa securities or fluctuation of protective  elements may be of greater amplitude or there  may be other  elements  present  which  make the long term  risks  appear somewhat  larger than in Aaa  securities.  Bonds which are rated A possess  many favorable  investment  attributes and are to be considered as upper

                                       52

medium grade obligations.  Factors giving security to principal and interest are considered  adequate but elements may be present which suggest a  susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective  elements may be lacking or may be  characteristically  unreliable over any great length of time.
Such  bonds  lack  outstanding  investment  characteristics  and  in  fact  have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both good and bad times over the future.
Uncertainty of position characterizes bonds in this class. Bonds which are rated
B generally  lack  characteristics  of the  desirable  investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present  elements of danger with  respect to principal or interest.
Bonds which are rated Ca represent  obligations  which are speculative in a high degree.  Such  issues are often in default  or have other  marked  shortcomings.
Bonds which are rated C are the lowest  rated class of bonds and issues so rated can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

                          Fitch Long-Term Debt Ratings

AAA.  Highest credit  quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit  quality.  "AA" ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A. High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB.  Speculative.  "BB" ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B. Highly  speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC, C. High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D. Default.  The ratings of  obligations  in this category are based on their prospects for achieving  partial or full recovery in a  reorganization  or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD" obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.

                                       53

"DD" indicates potential  recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

                          Fitch Short-Term Debt Ratings

F1.  Highest credit  quality.  Indicates the Best capacity for timely payment of financial commitments;  may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin  of  safety  is not as great as in the case of the higher ratings.

F3.  Fair  credit  quality.   The  capacity  for  timely  payment  of  financial
commitments is adequate;  however,  near-term  adverse changes could result in a reduction to non-investment grade.

B.  Speculative.  Minimal capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and economic conditions.

C. High  default  risk.  Default is a real  possibility.  Capacity  for  meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D. Default. Denotes actual or imminent payment default.

                            Commercial Paper Ratings

Commercial  paper rated by Standard & Poor's  Ratings  Services  ("S&P") has the
following   characteristics:   Liquidity   ratios  are  adequate  to  meet  cash
requirements.  Long-term  senior  debt is rated "A" or  better.  The  issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow  have an  upward  trend  with  allowance  made for  unusual  circumstances.
Typically, the issuer's industry is well established and the issuer has a strong position  within the industry.  The  reliability  and quality of management  are unquestioned.  Relative  strength  or weakness  of the above  factors  determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings  Prime-1 and Prime-2 are the two highest  commercial  paper  ratings assigned  by Moody's  Investors  Service,  Inc.  ("Moody's").  Among the factors considered by it in assigning  ratings are the following:  (1) evaluation of the management of the issuer;  (2) economic  evaluation of the issuer's  industry or industries and an appraisal of  speculative-type  risks which may be inherent in
certain  areas;  (3)  evaluation  of  the  issuer's   products  in  relation  to
competition and customer  acceptance;  (4) liquidity;  (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years;  (7) financial strength of a parent company and the relationships  which exist with the issuer;
and (8) recognition by the management of obligations which may be present or may arise as a result of public  interest  questions and  preparations  to meet such obligations.  Relative  strength  or weakness  of the above  factors  determines whether the issuer's commercial paper is rated Prime-1 or 2.

                                 Municipal Notes

Moody's: The highest ratings for state and municipal short-term  obligations are
"MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1"
are judged to be of the "best  quality".  Notes rated "MIG 2" or "VMIG 2" are of
"high  quality," with margins or protection  "ample  although not as large as in the  preceding  group".  Notes  rated  "MIG  3"

                                       54

or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P:  The  "SP-1"  rating  reflects  a "very  strong or strong  capacity  to pay principal and interest". Notes issued with "overwhelming safety characteristics"
will be rated "SP-1+".  The "SP-2" rating reflects a "satisfactory  capacity" to pay principal and interest.

Fitch:  The highest ratings for state and municipal  short-term  obligations are
"F-1+," "F-1," and "F-2."

                                       55

                                INVESTMENT TRUST

           Scudder Small Company Stock Fund (Class A, B and C Shares)

                            SCUDDER SECURITIES TRUST

           Scudder Small Company Value Fund (Class A, B and C Shares)

                               VALUE EQUITY TRUST

       Scudder Large Company Value Fund (Class A, B ,C and Class I Shares)

   Scudder Tax Advantaged Dividend Fund (Class A, B, C and Institutional Class
                                     Shares)

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 2003

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the prospectus for the Scudder Small Company Stock Fund, a series of  Investment  Trust,  Scudder  Small  Company  Value Fund,  a series of
Scudder  Securities  Trust,  Scudder  Large  Company  Value Fund and Scudder Tax
Advantaged  Dividend Fund each a series of Value Equity Trust (each a "Fund" and collectively the "Funds" and each a "Trust" and collectively the "Trusts"), each dated  December  1, 2003 as  amended  from time to time,  a copy of which may be obtained  without  charge by contacting  Scudder  Distributors,  Inc., 222 South
Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048,  or from the firm from which this Statement of Additional Information was obtained.

The Annual Reports to Shareholders of each Fund, dated July 31, 2003 for Scudder
Large  Company Value Fund and Scudder Small Company Value Fund and September 30,
2003 for Scudder Small Company Stock Fund accompany this Statement of Additional
Information. They are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional  Information is  incorporated by reference into the combined prospectus for the Funds.

                                       i

                             INVESTMENT RESTRICTIONS

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders.  There can be no assurance that a Fund's objective will be met.

Any  investment  restrictions  herein  which  involve  a maximum  percentage  of securities  or assets shall not be  considered  to be violated  unless an excess over the percentage occurs  immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

Each Fund has elected to be classified  as a  diversified  series of an open-end management  investment  company. A diversified fund may not, with respect to 75%
of total  assets,  invest more than 5% of total  assets in the  securities  of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

As a matter of fundamental policy, each Fund may not:

(1)      borrow money,  except as permitted under the Investment  Company Act of
         1940, as amended,  (the "1940 Act"),  and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2)      issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory  authority  having  jurisdiction, from time to time;

(3)      concentrate its investments in a particular  industry,  as that term is used in the 1940 Act,  and as  interpreted  or modified  by  regulatory authority having jurisdiction, from time to time;

(4)      engage in the  business of  underwriting  securities  issued by others, except to the extent that a Fund may be deemed to be an  underwriter in connection with the disposition of portfolio securities;

(5)      purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real  estate  or  interests  therein,  except  that a Fund  reserves freedom of action to hold and to sell real estate  acquired as a result of a Fund's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or

(7)      make loans except as permitted  under the 1940 Act, and as  interpreted or modified by regulatory authority having  jurisdiction,  from time to time.

                                       2

A  fundamental  policy may not be changed  without the approval of a majority of the outstanding  voting  securities of a Fund which,  under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information,  means the lesser of (1) 67% or more of the voting securities  present at such meeting, if the holders of more than 50% of the outstanding  voting  securities of a Fund are present or  represented  by proxy,  or (2) more than 50% of the  outstanding voting securities of a Fund.

The  Trustees  of each Trust  have  voluntarily  adopted  certain  policies  and restrictions,  which are observed in the conduct of each Fund's  affairs.  These
represent   intentions  of  the  Trustees  based  upon  current   circumstances.
Non-fundamental  policies  may be changed  by the  Trustees  of a Trust  without requiring prior notice to or approval of shareholders.

As a matter of Non-fundamental policy, each Fund currently does not intend to:

(a)      borrow money in an amount  greater  than 5% of its total assets  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse
         repurchase   agreements,   dollar  rolls,   or  other   investments  or
         transactions  described in a Fund's registration statement which may be deemed to be borrowings;

(b)      enter into either ofreverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(c)      purchase  securities  on margin or make short  sales,  except (i) short sales against the box, (ii) in connection with arbitrage  transactions,
         (iii) for margin deposits in connection with futures contracts, options or other  permitted  investments,  (iv) that  transactions  in  futures contracts  and  options  shall  not be  deemed  to  constitute  selling securities  short,  and (v)  that a Fund  may  obtain  such  short-term
         credits  as  may  be  necessary   for  the   clearance  of   securities
         transactions;

(d)      purchase  options,  unless  the  aggregate  premiums  paid on all  such options  held by a Fund  at any  time do not  exceed  20% of its  total assets; or sell put options, if as a result, the aggregate value of the obligations  underlying  such put options would exceed 50% of its total assets;

(e)      enter  into  futures  contracts  or  purchase  options  thereon  unless immediately  after the  purchase,  the value of the  aggregate  initial margin with respect to such futures contracts entered into on behalf of a Fund and the premiums paid for such options on futures contracts does not  exceed  5% of the fair  market  value of a  Fund's  total  assets;
         provided that in the case of an option that is in-the-money at the time of purchase,  the in-the-money  amount may be excluded in computing the
         5% limit;

(f)      purchase warrants if as a result,  such securities,  taken at the lower of cost or market value, would represent more than 5% of the value of a
         Fund's total assets (for this  purpose,  warrants  acquired in units or attached to securities will be deemed to have no value);

(g)      lend  portfolio  securities  in an amount  greater than 5% of its total assets; and

                                       3

(h)      acquire  securities  of  registered  open-end  investment  companies or registered unit investment  trusts in reliance on Sections  12(d)(1)(F)
         or 12(d)(1)(G) of the Investment Company Act of 1940. (This restriction does not apply to Scudder Tax Advantaged Dividend Fund).

Each Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof,  more than 15% of the
Fund's net assets,  valued at the time of the transaction,  would be invested in such securities.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  the Fund  must  limit  its  investments  so that at the  close of each quarter  of its  taxable  year (1) no more  than  25% of its  total  assets  are invested in the securities of a single issuer (other than the US Government or a regulated investment company), and (2) with respect to at least 50% of its total assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

Each  fund  may  invest  up to 20% of its  assets  in US  Treasury,  agency  and instrumentality obligations.

Temporary Defensive Policy. For temporary defensive purposes,  the Scudder Small
Company  Stock  Fund may  invest  without  limit in high  quality  money  market securities,  including U.S. Treasury bills,  repurchase  agreements,  commercial paper,  certificates of deposit issued by domestic and foreign  branches of U.S.
banks, bankers' acceptances,  and other debt securities, such as U.S. government obligations  and corporate debt  instruments  when the portfolio  managers deems such a position advisable in light of economic or market conditions.

For  temporary  defensive  purposes,  the Scudder  Small  Company Value Fund may invest without limit in cash and cash  equivalents when the Advisor deems such a position advisable in light of economic or market  conditions.  It is impossible to accurately  predict how long such alternate  strategies  may be utilized.  In such cases,  the Fund may hold without limit cash,  high grade debt  securities, without  equity  features,  which are rated  Aaa,  A or A by  Moody's  Investors
Service,  Inc. ("Moody's") or AAA, AA or A by Standard & Poor's Ratings Service,
a division of The  McGraw-Hill  Companies,  Inc.  ("S&P"),  or, if unrated,  are deemed  by the  Advisor  to be of  equivalent  quality,  and may  invest in U.S.
Government  securities and money market  instruments  which are rated in the two highest  categories by Moody's or S&P, or if unrated,  are deemed by the Advisor to be of equivalent quality.

For  temporary  defensive  purposes,  the Scudder  Large  Company Value Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments (rated in the two highest categories by Moody's or S&P)
and high grade debt  securities  without equity features (rated Aaa, Aa, or a by
Moody's  Investors  Services,  Inc.).  In such a case,  the  Fund  would  not be pursuing, and may not achieve, its investment objective.

From time to time, for temporary  defensive or emergency  purposes,  the Scudder
Tax  Advantaged  Dividend Fund may invest a portion of its assets in cash,  cash equivalents and other securities which offer comparable  levels of risk

                                       4

when the Advisor deems such a position  advisable in light of economic or market conditions.  It is impossible to predict for how long such alternate  strategies may be utilized. The fund may also may invest in repurchase agreements,  and may engage in Strategic  Transactions  (defined below). When a defensive position is deemed advisable,  all or a significant portion of the fund's assets may be held temporarily  in cash or  defensive  type  securities,  such as  high-grade  debt securities,  securities of the U.S.  government or its agencies and high quality money market instruments,  including repurchase agreements.  It is impossible to predict for how long such alternative strategies may be utilized.

Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing  directly in a portfolio of securities,  invests most or all of its investment  assets in a separate  registered  investment  company  (the  "master fund") with  substantially  the same  investment  objective  and policies as the feeder  fund.  Such a  structure  permits  the  pooling of assets of two or more feeder funds,  preserving  separate  identities or distribution  channels at the feeder  fund  level.  Based on the  premise  that  certain  of the  expenses  of operating an investment  portfolio are  relatively  fixed,  a larger  investment portfolio may eventually  achieve a lower ratio of operating expenses to average net assets. An existing  investment  company is able to convert to a feeder fund
by  selling  all  of  its  investments,   which  involves  brokerage  and  other
transaction  costs and realization of a taxable gain or loss, or by contributing its assets to the master  fund and  avoiding  transaction  costs and,  if proper procedures are followed, the realization of taxable gain or loss.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objective and Policies

The Scudder Tax  Advantaged  Dividend  Fund  invests in  dividend-paying  equity securities,  other equity  securities,  fixed  income  securities  and cash.  In
addition,   the  Fund  may  also  invest  in  affiliated  investment  companies.
Currently, the Fund intends to invest only in the following Scudder Funds:

Scudder Fixed Income Fund. The fund seeks a high level of income consistent with the  preservation of capital.  The Fund invests for current income,  not capital appreciation.  Under normal circumstances,  the fund invests at least 80% of its assets, determined at the time of purchase, in fixed income securities.

Scudder High Income  Fund.  The fund seeks the highest  level of current  income obtainable  from a diversified  portfolio of fixed income  securities  which the fund's  investment  manager  considers  consistent  with  reasonable  risk. As a secondary  objective,  the fund will seek capital gain where consistent with its primary objective.  Under normal  circumstances,  this fund generally invests at least 65% of net  assets,  plus the  amount  of any  borrowings  for

                                       5

investment  purposes,  in junk  bonds,  which are those  rated  below the fourth credit grade (i.e., grade BB/Ba and below).

Scudder US  Government  Securities  Fund.  The fund seeks high  current  income, liquidity and security of principal. The fund normally invests all of its assets in securities  issued by the US government,  its agencies or  instrumentalities.
The fund  invests  principally  in US  government  securities  of any  maturity, focusing on Ginnie Maes. The fund may invest in other mortgage-backed securities and other US government  securities including US Treasuries and other securities issued by the US government, its agencies or instrumentalities.

Descriptions  in  this  Statement  of  Additional  Information  of a  particular investment  practice  or  technique  in which a fund  may  engage  are  meant to describe the spectrum of investments  that the Advisor in its discretion  might, but is not  required  to, use in managing  each  Fund's  portfolio  assets.  The
Advisor may in its  discretion  at any time employ such  practice,  technique or instrument  for  one or  more  funds  but  not  for  all  funds  advised  by it.
Furthermore,  it is possible  that  certain  types of financial  instruments  or investment  techniques  described  herein  may  not be  available,  permissible, economically  feasible or effective for their intended  purposes in all markets.
Certain practices,  techniques or instruments may not be principal activities of the funds, but, to the extent employed,  could from time to time have a material impact on a fund's performance.

It is possible that certain investment  practices and techniques described below may not be  permissible  for a fund  based on its  investment  restrictions,  as described herein, and in each fund`s applicable prospectus.

Advance  Refunded  Bonds.  A fund may  purchase  municipal  securities  that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid. The proceeds  from the new issue of bonds  are  typically  placed in an escrow  fund consisting  of U.S.  Government  obligations  that are used to pay the interest, principal and call premium on the issue being refunded. A fund may also purchase municipal securities that have been refunded prior to purchase by a fund.

Asset-Backed Securities.  Asset-backed securities may include pools of mortgages
("mortgage-backed  securities"),  loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a fund's total assets  invested in securities of issuers having their  principal business activities in a particular  industry,  asset-backed  securities will be classified separately,  based on the nature of the underlying assets,  according to the  following  categories:  captive auto,  diversified,  retail and consumer loans, captive equipment and business, business trade receivables,  nuclear fuel and capital and mortgage lending.  Primarily,  these securities may not have the benefit of any security interest in the related assets.  Credit card receivables are  generally  unsecured  and the debtors are entitled to the  protection  of a number  of state and  federal  consumer  credit  laws,  many of which  give such debtors the right to set off certain  amounts owed on the credit cards,  thereby
reducing  the  balance  due.  There  is  the  possibility   that  recoveries  on
repossessed  collateral may not, in some cases, be available to support payments on these  securities.  Asset-backed  securities  are  often  backed by a pool of assets  representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying  assets to make  payments,  the
securities  may  contain   elements  of  credit  support  which  fall  into  two
categories:  (i)  liquidity  protection,  and  (ii)  protection  against  losses resulting  from  ultimate  default  by an  obligor  on  the  underlying  assets.
Liquidity  protection  refers to the  provision  of  advances,  generally by the entity  administering the pool of assets, to ensure that the receipt of payments on the underlying  pool occurs in a timely  fashion.  Protection  against losses results from payment of the insurance  obligations  on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit  obtained  by the  issuer or  sponsor  from third  parties, through various means of structuring the transaction or through a combination of such  approaches.  The funds will not pay any  additional  or separate  fees for credit  support.  The  degree  of  credit  support  provided  for each  issue is generally  based on historical  information  respecting the level of credit risk associated  with the  underlying  assets.  Delinquency or loss in excess of that anticipated or failure of the credit support could  adversely  affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory  developments.  It is possible that such developments may require the funds to dispose of any then existing holdings of such securities.

                                       6

Borrowing.  As a matter of  fundamental  policy,  a fund will not borrow  money, except as  permitted  under the 1940 Act,  and as  interpreted  or  modified  by regulatory authority having  jurisdiction,  from time to time. While each fund's
Board of Trustees does not currently intend to borrow for investment  leveraging purposes,  if such a strategy were  implemented  in the future it would increase the funds' volatility and the risk of loss in a declining market. Borrowing by a fund will involve  special  risk  considerations.  Although  the  principal of a fund's  borrowings will be fixed, a fund's assets may change in value during the time a borrowing  is  outstanding,  thus  increasing  exposure to capital  risk.

Collateralized   Mortgage  Obligations   ("CMOs").   CMOs  are  hybrids  between
mortgage-backed bonds and mortgage pass-through  securities.  Similar to a bond, interest and prepaid principal are paid, in most cases,  semiannually.  CMOs may be collateralized by whole mortgage loans but are more typically  collateralized by portfolios of mortgage pass-through  securities guaranteed by GNMA, FHLMC, or
Fannie Mae, and their income streams.

CMOs are  structured  into  multiple  classes,  each bearing a different  stated
maturity.  Actual  maturity  and average  life will  depend upon the  prepayment experience  of  the  collateral.  CMOs  provide  for a  modified  form  of  call protection  through a de facto  breakdown  of the  underlying  pool of mortgages according  to how  quickly the loans are repaid.  Monthly  payment of  principal received from the pool of underlying mortgages,  including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity  classes  receive  principal only after the first class has been retired.  An investor is partially  guarded against a sooner than desired return of principal  because of the  sequential  payments.  The prices of certain CMOs, depending on their structure and the rate of prepayments,  can be volatile. Some
CMOs  may  also  not  be  as  liquid  as  other  securities.

In a typical CMO transaction,  a corporation issues multiple series (e.g., A, B,
C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates  ("Collateral").  The Collateral is pledged to a third party  trustee as security  for the Bonds.  Principal  and interest  payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The  Series A, B, and C bonds all bear  current  interest.
Interest  on the  Series Z Bond is  accrued  and added to  principal  and a like amount is paid as principal on the Series A, B, or C Bond  currently  being paid off. When the Series A, B, and C Bonds are paid in full,  interest and principal on the Series Z Bond  begins to be paid  currently.  With some CMOs,  the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The principal  risk of CMOs results from the rate of  prepayments  on underlying mortgages  serving as collateral and from the structure of the deal. An increase or decrease in prepayment rates will affect the yield, average life and price of
CMOs.

Combined Transactions.  A fund may enter into multiple  transactions,  including multiple options transactions,  multiple futures transactions, multiple currency transactions  (including forward currency  contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate
transactions   ("component"   transactions),   instead  of  a  single  Strategic
Transaction,  as part of a single or combined  strategy  when, in the opinion of the  Advisor,  it is in the  best  interests  of a fund  to do  so.  A  combined transaction  will usually  contain  elements of risk that are present in each of its component transactions.  Although combined transactions are normally entered into based on the Advisor's  judgment that the combined  strategies  will reduce risk or otherwise  more  effectively  achieve the desired  portfolio  management goal, it is possible that the  combination  will instead  increase such risks or hinder achievement of the portfolio management objective.

Common  Stocks.  Common  stock is issued by companies to raise cash for business purposes  and  represents  a  proportionate  interest in the issuing  companies.
Therefore, a fund participates in the success or failure of any company in which it holds stock.  The market values of common stock can fluctuate  significantly, reflecting the business performance of the issuing company,  investor perception and general economic and financial market  movements.  Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment,  compared to other classes of financial assets such as bonds or cash equivalents,  although there can be no assurance that this will be true in the future.

Convertible Securities.  A fund may invest in convertible  securities,  that is, bonds,  notes,  debentures,  preferred  stocks  and other  securities  which are convertible into common stock. Investments in convertible securities can

                                       7

provide an opportunity for capital  appreciation  and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a fund may invest are either fixed income or zero coupon debt  securities  which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular  convertible security may be adjusted from time to time due to stock splits,  dividends,  spin-offs,  other corporate  distributions  or scheduled  changes  in the  exchange  ratio.  Convertible  debt  securities  and convertible  preferred  stocks,  until converted,  have general  characteristics similar to both debt and equity  securities.  Although  to a lesser  extent than with debt securities generally, the market value of convertible securities tends to decline as interest  rates  increase  and,  conversely,  tends to increase as interest  rates  decline.  In addition,  because of the  conversion  or exchange feature,  the market value of convertible  securities  typically  changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow  movements  in the  general  market  for equity  securities.  A unique feature of convertible  securities is that as the market price of the underlying common stock declines,  convertible  securities tend to trade  increasingly on a yield basis, and so may not experience  market value declines to the same extent as the underlying  common stock.  When the market price of the underlying common stock  increases,  the prices of the  convertible  securities  tend to rise as a reflection of the value of the underlying common stock,  although  typically not as much as the  underlying  common stock.  While no securities  investments  are without risk,  investments in convertible  securities generally entail less risk than investments in common stock of the same issuer.

As debt securities,  convertible  securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income)
with  generally  higher  yields  than  common  stocks.   Convertible  securities
generally offer lower yields than non-convertible  securities of similar quality because of their conversion or exchange features.

Of course,  like all debt  securities,  there can be no  assurance  of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible   securities   generally  are  subordinated  to  other  similar  but
non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt  obligations,  enjoy  seniority in right of payment to all equity securities,  and  convertible  preferred stock is senior to common stock, of the same issuer.  However,  because of the subordination feature,  convertible bonds and  convertible  preferred  stock  typically  have lower  ratings  than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including
Liquid Yield Option Notes ("LYONs"(TM)).

Corporate Obligations.  Investment in corporate debt obligations involves credit and interest rate risk.  The value of  fixed-income  investments  will fluctuate with changes in interest  rates and bond market  conditions,  tending to rise as interest  rates decline and to decline as interest  rates rise.  Corporate  debt obligations generally offer less current yield than securities of lower quality, but lower-quality  securities generally have less liquidity,  greater credit and market  risk,  and as a result,  more price  volatility.  Longer term bonds are, however, generally more volatile than bonds with shorter maturities.

Debt  Securities.  When the Adviser  believes that it is appropriate to do so in order to achieve a fund's objective of long-term  capital  appreciation,  a fund may invest in debt  securities,  including bonds of private  issuers.  Portfolio debt  investments  will be selected on the basis of, among other things,  credit quality, and the fundamental  outlooks for currency,  economic and interest rate trends,  taking into  account the ability to hedge a degree of currency or local bond price risk. A fund may purchase  "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's or AAA,  AA, A or BBB by S&P or, if  unrated,  judged to be of equivalent  quality as determined by the Adviser.  In addition,  the Scudder Tax
Advantaged  Dividend  Fund may buy bonds of other  credit  qualities,  described below under "High Yield/High Risk Bonds".

The principal  risks involved with  investments  in bonds include  interest rate risk, credit risk and pre-payment risk.  Interest rate risk refers to the likely decline in the value of bonds as  interest  rates rise.  Generally,  longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities. Credit risk refers to the risk that an issuer of a bond may  default  with  respect  to the  payment of  principal

                                       8

and  interest.  The lower a bond is  rated,  the more it is  considered  to be a speculative or risky  investment.  Pre-payment risk is commonly  associated with pooled debt  securities,  such as  mortgage-backed  securities  and asset backed securities,  but may affect other debt  securities as well.  When the underlying debt obligations are prepaid ahead of schedule,  the return on the security will be lower than expected.  Pre-payment  rates usually increase when interest rates are falling.

Depositary  Receipts.  A fund may invest in  sponsored or  unsponsored  American
Depositary  Receipts ("ADRs"),  European  Depositary  Receipts ("EDRs"),  Global
Depositary  Receipts ("GDRs"),  International  Depositary  Receipts ("IDRs") and
other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary  Receipts").  Depositary receipts provide indirect  investment  in securities of foreign  issuers.  Prices of  unsponsored
Depositary  Receipts  may be more  volatile  than if they were  sponsored by the issuer of the underlying securities.  Depositary Receipts may not necessarily be denominated  in the same currency as the underlying  securities  into which they may be  converted.  In  addition,  the  issuers  of  the  stock  of  unsponsored
Depositary  Receipts are not obligated to disclose  material  information in the
United  States  and,  therefore,  there may not be a  correlation  between  such information and the market value of the Depositary Receipts. ADRs are Depositary
Receipts which are bought and sold in the United States and are typically issued by a US bank or trust company which evidence ownership of underlying  securities by a foreign corporation.  GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies,  although they may also be issued by United  States banks or trust  companies,  and  evidence  ownership of underlying securities issued by either a foreign or a United States corporation.
Generally,  Depositary  Receipts in registered  form are designed for use in the
United  States  securities  markets and  Depositary  Receipts in bearer form are designed for use in securities  markets outside the United States.  For purposes of a fund's investment  policies,  a fund's  investments in ADRs, GDRs and other types of Depositary  Receipts will be deemed to be investments in the underlying securities.  Depositary Receipts, including those denominated in US dollars will be subject to foreign currency exchange rate risk.  However,  by investing in US dollar-denominated  ADRs rather than directly in foreign  issuers' stock, a fund avoids  currency  risks during the  settlement  period.  In general,  there is a large,  liquid  market in the  United  States for most  ADRs.  However,  certain
Depositary  Receipts  may not be  listed on an  exchange  and  therefore  may be illiquid securities.

Dollar Roll Transactions. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealers  (the  "counterparty") of GNMA certificates or other mortgage-backed  securities  together  with a  commitment  to purchase  from the counterparty  similar,  but not  identical,  securities at a future date, at the same price.  The  counterparty  receives all  principal  and interest  payments, including  prepayments,  made on the  security  while it is the  holder.  A Fund receives a fee from the  counterparty  as  consideration  for entering  into the commitment  to  purchase.  Dollar  rolls may be renewed over a period of several months  with  a  different  purchase  and  repurchase  price  fixed  and a  cash settlement  made  at each  renewal  without  physical  delivery  of  securities.
Moreover,  the  transaction  may  be  preceded  by a firm  commitment  agreement pursuant to which a fund agrees to buy a security on a future date.

A fund will not use dollar rolls for leveraging purposes and, accordingly,  will segregate cash, U.S.  Government  securities or other liquid assets in an amount sufficient to meet their purchase  obligations  under the  transactions.  A fund will also  maintain  asset  coverage of at least 300% for all  outstanding  firm commitments, dollar rolls and other borrowings.

Dollar  rolls are treated for purposes of the 1940 Act as  borrowings  of a fund because  they  involve  the sale of a  security  coupled  with an  agreement  to repurchase.  Like all  borrowings,  a dollar roll involves  costs to a fund. For example, while a fund receives a fee as consideration for agreeing to repurchase the  security,  a fund forgoes the right to receive all  principal  and interest payments  while the  counterparty  holds the  security.  These  payments  to the counterparty may exceed the fee received by a fund, thereby effectively charging a fund  interest on its  borrowing.  Further,  although a fund can  estimate the amount of expected  principal  prepayment  over the term of the dollar  roll,  a variation in the actual amount of prepayment could increase or decrease the cost of a fund's borrowing.

The entry into dollar rolls involves  potential risks of loss that are different from those related to the securities  underlying the transactions.  For example, if the  counterparty  becomes  insolvent,  a fund's  right to purchase  from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a fund is able to purchase them.  Similarly,  a fund may be required to purchase  securities in connection with a dollar roll at a

                                       9

higher price than may otherwise be available on the open market. Since, as noted
above,  the  counterparty  is required to deliver a similar,  but not  identical security to a fund, the security that a fund is required to buy under the dollar roll may be worth  less than an  identical  security.  Finally,  there can be no assurance  that a fund's use of the cash that they  receive  from a dollar  roll will provide a return that exceeds borrowing costs.

Foreign  Securities.  Investing in foreign  securities  involves certain special considerations,  including  those  set  forth  below,  which  are not  typically associated  with  investing  in U.S.  securities  and  which  may  favorably  or unfavorably affect a fund's performance.  As foreign companies are not generally subject to uniform  accounting,  auditing  and  financial  reporting  standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly  available  information  about a foreign company than about a domestic  company.  Many foreign  securities  markets,  while growing in volume of trading activity, have substantially less volume than the U.S. market, and  securities  of some foreign  issuers are less liquid and more volatile than securities of domestic issuers.  Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times,  volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities  exchanges and bid to asked  spreads in foreign  bond  markets  are  generally  higher than commissions or bid to asked spreads on U.S.  markets,  although the Advisor will
endeavor  to  achieve  the  most   favorable   net  results  on  its   portfolio
transactions. There is generally less governmental supervision and regulation of securities exchanges,  brokers and listed companies in foreign countries than in the U.S. It may be more difficult for a fund's agents to keep currently informed about  corporate  actions  in foreign  countries  which may affect the prices of portfolio securities.  Communications between the U.S. and foreign countries may be less  reliable  than  within the U.S.,  thus  increasing  the risk of delayed settlements  of portfolio  transactions  or loss of  certificates  for portfolio securities.  Payment for securities  without delivery may be required in certain foreign markets. In addition,  with respect to certain foreign countries,  there is the  possibility of  expropriation  or  confiscatory  taxation,  political or
social  instability,   or  diplomatic   developments  which  could  affect  U.S.
investments  in those  countries.  Moreover,  individual  foreign  economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product,  rate of inflation,  capital  reinvestment,  resource self-sufficiency  and balance of payments  position.  The  management  of a fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

High Yield/High Risk Bonds. A fund may purchase debt securities  which are rated below  investment-grade  (commonly referred to as "junk bonds"),  that is, rated below Baa by Moody's or below BBB by S&P and unrated  securities judged to be of equivalent quality as determined by the Advisor. These securities usually entail greater risk  (including the possibility of default or bankruptcy of the issuers of such securities),  generally involve greater  volatility of price and risk to principal  and income,  and may be less liquid,  than  securities  in the higher rating categories. The lower the ratings of such debt securities, the more their risks render them like equity  securities.  Securities rated D may be in default with  respect to payment of  principal  or  interest.  See the  Appendix to this
Statement of  Additional  Information  for a more  complete  description  of the ratings assigned by ratings organizations and their respective characteristics.

Issuers of such high yielding  securities often are highly leveraged and may not have available to them more  traditional  methods of financing.  Therefore,  the risk  associated  with  acquiring the  securities  of such issuers  generally is greater than is the case with higher rated  securities.  For example,  during an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers of high yield  securities  may experience  financial  stress.
During such periods, such issuers may not have sufficient revenues to meet their
interest  payment  obligations.   The  issuer's  ability  to  service  its  debt
obligations may also be adversely affected by specific  corporate  developments, or the issuer's inability to meet specific projected business forecasts,  or the unavailability  of  additional  financing.  The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such  securities  are generally  unsecured and are often  subordinated  to other creditors  of the  issuer.  Prices  and  yields of high  yield  securities  will fluctuate over time and, during periods of economic  uncertainty,  volatility of high  yield  securities  may  adversely  affect a fund's  net  asset  value.  In addition,  investments  in high yield zero coupon or pay-in-kind  bonds,  rather than  income-bearing  high yield securities,  may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

A fund  may  have  difficulty  disposing  of  certain  high  yield  (high  risk)
securities because they may have a thin trading market.  Because not all dealers maintain  markets in all high yield  securities,  a fund  anticipates  that such securities  could be sold only to a limited  number of dealers or  institutional investors.  The lack of a liquid  secondary

                                       10

market may have an adverse  effect on the market  price and a fund's  ability to dispose of particular  issues and may also make it more  difficult for a fund to obtain  accurate  market  quotations  for  purposes of valuing a fund's  assets.
Market quotations  generally are available on many high yield issues only from a limited  number of dealers and may not  necessarily  represent firm bids of such dealers or prices for actual sales.  Adverse publicity and investor  perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration  responsibilities,  liabilities and costs, and liquidity and valuation difficulties.

Credit  quality in the  high-yield  securities  market can change  suddenly  and unexpectedly,  and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor not to rely exclusively on ratings issued by established credit rating agencies,  but to supplement such ratings with its own independent and on-going  review of credit quality.  The achievement of a fund's investment  objective by investment in such  securities may be more dependent on the Advisor's credit analysis than is the case for higher quality bonds.  Should the rating of a portfolio  security be  downgraded,  the Advisor will  determine whether  it is in the best  interests  of a fund to  retain or  dispose  of such security.

Prices for below investment-grade  securities may be affected by legislative and regulatory  developments.  Also,  Congress  has  from  time to  time  considered legislation  which would  restrict or eliminate  the corporate tax deduction for interest  payments in these  securities and regulate  corporate  restructurings.
Such legislation may significantly depress the prices of outstanding  securities of this type.

Illiquid  Securities and Restricted  Securities.  A fund may purchase securities that are subject to legal or  contractual  restrictions  on resale  ("restricted securities").  Generally speaking, restricted securities may be sold (i) only to qualified  institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers;  (iii) in limited  quantities after they have been held for a specified  period of time and other conditions are met pursuant to an exemption  from  registration;  or  (iv)  in  a  public  offering  for  which  a registration  statement  is in  effect  under  the  Securities  Act of 1933,  as amended.  Issuers of restricted  securities may not be subject to the disclosure and other  investor  protection  requirements  that would be applicable if their securities were publicly traded.

Restricted  securities  are often  illiquid,  but they may also be  liquid.  For example,  restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The fund's Board has approved  guidelines  for use by the Advisor in determining whether a security  is liquid or  illiquid.  Among the  factors  the Advisor may consider in reaching  liquidity  decisions relating to Rule 144A securities are:
(1) the  frequency  of trades  and quotes  for the  security;  (2) the number of dealers  wishing  to  purchase  or sell the  security  and the  number  of other potential purchasers;  (3) dealer undertakings to make a market in the security;
and (4) the nature of the security and the nature of the market for the security
(i.e.,  the time  needed to dispose of the  security,  the method of  soliciting offers, and the mechanics of the transfer). Issuers of restricted securities may not be subject to the disclosure and other investor protection  requirement that
would  be  applicable  if  their  securities  were  publicly  traded.   Where  a
registration  statement is required for the resale of restricted  securities,  a fund may be required to bear all or part of the  registration  expenses.  A fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted  securities to the public and, in such event, a fund may be  liable  to  purchasers  of such  securities  if the  registration statement prepared by the issuer is materially inaccurate or misleading.

A fund may also purchase securities that are not subject to legal or contractual restrictions  on resale,  but that are deemed  illiquid.  Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security.  In addition, it may be more  difficult to determine a market  value for  restricted  or illiquid securities.  Moreover,  if adverse market  conditions were to develop during the period between a fund's  decision to sell a restricted or illiquid  security and the point at which a fund is  permitted  or able to sell such  security,  a fund might  obtain a price  less  favorable  than the price  that  prevailed  when it decided to sell. This investment practice,  therefore,  could have the effect of increasing the level of illiquidity of a fund.

                                       11

IPO Risk.  Securities  issued  through  an  initial  public  offering  (IPO) can experience an immediate drop in value if the demand for the securities  does not continue to support the  offering  price.  Information  about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A fund may engage in short-term trading in connection  with its IPO  investments,  which could produce higher trading costs and  adverse  tax  consequences.  The number of  securities  issued in an IPO is limited,  so it is likely that IPO securities will represent a smaller component of a fund's  portfolio as a fund's assets increase (and thus have a more limited effect on a fund's performance).

Interfund  Borrowing  and Lending  Program.  The funds have  received  exemptive relief from the SEC,  which  permits the funds to  participate  in an  interfund lending program among certain investment  companies advised by the Advisor.  The interfund  lending program allows the  participating  funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject  to a number  of  conditions  designed  to  ensure  fair  and  equitable treatment of all participating funds,  including the following:  (1) no fund may borrow money through the program  unless it receives a more  favorable  interest rate than a rate  approximating  the  lowest  interest  rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend  money  through  the  program  unless  it  receives  a more favorable return than that available from an investment in repurchase agreements and,  to the  extent  applicable,  money  market  cash  sweep  arrangements.  In addition,  a fund may  participate in the program only if and to the extent that such  participation  is consistent  with the fund's  investment  objectives  and policies (for instance,  money market funds would normally  participate  only as lenders and tax exempt funds only as borrowers).  Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest  rate if an  interfund  loan is  called  or not  renewed.  Any delay in repayment  to a lending fund could result in a lost  investment  opportunity  or additional costs. The program is subject to the oversight and periodic review of the Boards of the  participating  funds.  To the  extent the funds are  actually engaged in borrowing  through the interfund  lending  program,  the funds,  as a matter of  non-fundamental  policy,  may not borrow for other than  temporary or emergency purposes (and not for leveraging), except that the funds may engage in reverse repurchase agreements and dollar rolls for any purpose.

Investing in Emerging Markets.  (Scudder Tax Advantaged  Dividend Fund only) The fund's  investments in foreign  securities  may be in developed  countries or in countries  considered  by the fund's  Advisor to have  developing  or "emerging"
markets,  which involves exposure to economic structures that are generally less diverse and mature than in the United States,  and to political systems that may be less stable.  A developing or emerging market country can be considered to be a  country  that  is in  the  initial  stages  of its  industrialization  cycle.
Currently,  emerging markets  generally include every country in the world other than the United  States,  Canada,  Japan,  Australia,  New  Zealand,  Hong Kong,
Singapore  and most Western  European  countries.  Currently,  investing in many emerging  markets  may not be  desirable  or  feasible  because  of the  lack of
adequate  custody   arrangements  for  the  fund's  assets,   overly  burdensome
repatriation  and  similar  restrictions,  the  lack  of  organized  and  liquid
securities   markets,   unacceptable   political  risks  or  other  reasons.  As
opportunities to invest in securities in emerging markets develop,  the fund may expand and further broaden the group of emerging markets in which it invests. In the past,  markets of developing  or emerging  market  countries  have been more volatile than the markets of developed  countries;  however,  such markets often have  provided  higher rates of return to investors.  The Advisor  believes that these characteristics may be expected to continue in the future.

Most emerging  securities markets have substantially less volume and are subject to less governmental  supervision than U.S.  securities  markets.  Securities of many  issuers in  emerging  markets may be less  liquid and more  volatile  than securities of comparable domestic issuers. In addition, there is less regulation of securities  exchanges,  securities dealers, and listed and unlisted companies in emerging markets than in the U.S.

Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when  settlements  have not kept pace with the volume of  securities  transactions.  Delays in  settlement  could result in temporary  periods when a portion of the assets of the fund is uninvested and no return is earned  thereon.  The inability of the fund to make intended  security purchases due to  settlement  problems  could cause the fund to miss  attractive investment  opportunities.  Inability to dispose of portfolio  securities due to settlement  problems could result either in losses to the fund due to subsequent declines in value of the  portfolio  security or, if the fund has entered into a contract  to sell the  security,  could  result  in  possible  liability  to the
purchaser.   Costs  associated  with

                                       12

transactions in foreign  securities are generally  higher than costs  associated with transactions in U.S. securities.  Such transactions also involve additional costs for the purchase or sale of foreign currency.

Certain emerging markets require prior  governmental  approval of investments by foreign  persons,  limit the  amount  of  investment  by  foreign  persons  in a particular  company,  limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes  available for purchase by  domiciliaries of the countries and/or impose additional  taxes  on  foreign  investors.  Certain  emerging  markets  may also restrict  investment  opportunities in issuers in industries deemed important to national interest.

Certain emerging markets may require governmental  approval for the repatriation of investment income,  capital or the proceeds of sales of securities by foreign investors.  In  addition,  if a  deterioration  occurs in an  emerging  market's balance of payments  or for other  reasons,  a country  could  impose  temporary restrictions  on  foreign  capital  remittances.  The fund  could  be  adversely affected by delays in, or a refusal to grant, any required governmental approval for  repatriation  of capital,  as well as by the application to the fund of any restrictions on investments.

In the course of investment in emerging markets, the fund will be exposed to the direct or indirect consequences of political, social and economic changes in one or more emerging markets. While the fund will manage its assets in a manner that will seek to minimize the exposure to such risks, there can be no assurance that adverse political,  social or economic changes will not cause the fund to suffer a loss of value in respect of the securities in the fund's portfolio.

The risk  also  exists  that an  emergency  situation  may  arise in one or more emerging  markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the fund's securities in such markets may not be readily available.  The fund may suspend redemption of its shares for any period during which an emergency exists,  as determined by the SEC.  Accordingly if the fund believes that appropriate  circumstances  exist, it may apply to the
SEC  for a  determination  that an  emergency  is  present.  During  the  period commencing  from the fund's  identification  of such condition until the date of the SEC action,  the fund's securities in the affected markets will be valued at fair  value  determined  in good faith by or under the  direction  of the fund's
Board.

Volume and  liquidity  in most  foreign  markets are less than in the U.S.,  and securities  of many foreign  companies  are less liquid and more  volatile  than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally  higher than negotiated  commissions on U.S.  exchanges, although  the fund  endeavors to achieve the most  favorable  net results on its portfolio  transactions.  There is generally  less  government  supervision  and regulation of business and industry practices,  securities  exchanges,  brokers, dealers and listed  companies than in the U.S. Mail service between the U.S. and foreign  countries  may be slower or less  reliable  than within the U.S.,  thus increasing the risk of delayed settlements of portfolio  transactions or loss of certificates for certificated portfolio securities. In addition, with respect to
certain  emerging  markets,   there  is  the  possibility  of  expropriation  or
confiscatory   taxation,   political  or  social   instability,   or  diplomatic
developments  which  could  affect the fund's  investments  in those  countries.
Moreover,   individual   emerging  market  economies  may  differ  favorably  or
unfavorably  from the U.S.  economy in such respects as growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments position.

The fund may have limited legal  recourse in the event of a default with respect to certain debt  obligations it holds. If the issuer of a fixed-income  security owned by the fund  defaults,  the fund may  incur  additional  expenses  to seek recovery.  Debt obligations issued by emerging market country governments differ from debt  obligations  of private  entities;  remedies  from  defaults  on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The fund's ability to enforce its rights  against  private  issuers may be limited.  The ability to attach assets to enforce a judgment may be limited.  Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other  countries.  The  political  context,  expressed  as  an  emerging  market governmental issuer's willingness to meet the terms of the debt obligation,  for example, is of considerable  importance.  In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of  debt  obligations  in the  event  of  default  under  commercial  bank  loan agreements.

Income from securities held by the fund could be reduced by a withholding tax at the source or other taxes imposed by the emerging market  countries in which the fund makes its  investments.  The fund's net asset value may also be

                                       13

affected by changes in the rates or methods of taxation  applicable  to the fund or to entities in which the fund has  invested.  The Advisor  will  consider the cost of any taxes in determining whether to acquire any particular  investments, but can provide no assurance that the taxes will not be subject to change.

Many  emerging  markets  have  experienced  substantial,  and, in some  periods,
extremely  high  rates  of  inflation  for  many  years.   Inflation  and  rapid
fluctuations  in  inflation  rates  have had and may  continue  to have  adverse effects on the  economies  and  securities  markets of certain  emerging  market countries. In an attempt to control inflation, wage and price controls have been imposed in certain  countries.  Of these countries,  some, in recent years, have begun to control inflation through prudent economic policies.

Emerging market governmental issuers are among the largest debtors to commercial banks,  foreign  governments,  international  financial  organizations and other financial  institutions.  Certain emerging market governmental  issuers have not been able to make  payments of interest on or principal of debt  obligations  as those  payments  have  come due.  Obligations  arising  from past  restructuring agreements  may  affect  the  economic  performance  and  political  and  social stability of those issuers.

Governments  of many emerging  market  countries  have exercised and continue to exercise  substantial  influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given  country.  As a result,  government  actions  in the  future  could have a significant  effect on economic  conditions in emerging markets,  which in turn, may adversely affect companies in the private sector,  general market conditions and prices and yields of  certain  of the  securities  in the fund's  portfolio.
Expropriation,  confiscatory taxation,  nationalization,  political, economic or social instability or other similar  developments have occurred  frequently over the history of certain  emerging  markets and could adversely  affect the fund's assets should these conditions recur.

The  ability of  emerging  market  country  governmental  issuers to make timely payments  on their  obligations  is  likely  to be  influenced  strongly  by the issuer's balance of payments,  including export  performance,  and its access to international  credits and  investments.  An emerging  market whose  exports are concentrated  in a few  commodities  could be  vulnerable  to a  decline  in the
international   prices   of  one  or  more  of  those   commodities.   Increased
protectionism  on the part of an emerging  market's  trading partners could also adversely  affect the country's  exports and diminish its trade account surplus, if any. To the extent that emerging  markets  receive payment for its exports in currencies other than dollars or non-emerging market currencies,  its ability to make debt payments  denominated  in dollars or  non-emerging  market  currencies could be affected.

Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country.  Fluctuations in the level of these  reserves  affect the amount of foreign  exchange  readily available  for  external  debt  payments  and thus  could  have a bearing on the
capacity  of  emerging   market   countries  to  make  payments  on  these  debt
obligations.

To the extent that an emerging  market country cannot  generate a trade surplus, it must  depend on  continuing  loans  from  foreign  governments,  multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of emerging markets to these forms of external  funding may not be certain,  and a withdrawal  of external  funding could  adversely  affect the capacity of emerging  market  country  governmental issuers  to make  payments  on  their  obligations.  In  addition,  the  cost of servicing  emerging  market  debt  obligations  can be  affected  by a change in international  interest  rates  since the  majority of these  obligations  carry interest rates that are adjusted periodically based upon international rates.

Investment Company Securities. A fund may acquire securities of other investment companies to the extent consistent with its investment  objective and subject to the limitations of the 1940 Act. A fund will  indirectly bear its  proportionate share of any management  fees and other  expenses paid by such other  investment companies.

For example,  a fund may invest in a variety of investment  companies which seek to track the  composition  and  performance  of  specific  indexes or a specific portion of an index.  These  index-based  investments hold  substantially all of their assets in securities representing their specific index.  Accordingly,  the main risk of investing in index-based  investments is the same as investing in a portfolio  of equity  securities  comprising  the index.  The  market  prices

                                       14

of index-based investments will fluctuate in accordance with both changes in the market  value of their  underlying  portfolio  securities  and due to supply and demand for the  instruments on the exchanges on which they are traded (which may result in their  trading at a discount  or premium to their  NAVs).  Index-based investments  may not replicate  exactly the performance of their specified index because of  transaction  costs and because of the  temporary  unavailability  of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R):  SPDRs,  an acronym for "Standard & Poor's  Depositary  Receipts," are based on the S&P 500  Composite  Stock Price Index.  They are issued by the SPDR
Trust,  a unit  investment  trust that  holds  shares of  substantially  all the companies  in the S&P 500 in  substantially  the  same  weighting  and  seeks to closely track the price performance and dividend yield of the Index.

MidCap  SPDRs(R):  MidCap SPDRs are based on the S&P MidCap 400 Index.  They are issued by the MidCap SPDR Trust, a unit investment  trust that holds a portfolio of securities  consisting of  substantially  all of the common stocks in the S&P
MidCap 400 Index in substantially  the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R):  Select Sector SPDRs are based on a particular sector or group of  industries  that are  represented  by a specified  Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The
Select Sector SPDR Trust, an open-end  management  investment  company with nine portfolios  that each seeks to closely track the price  performance and dividend yield of a particular Select Sector Index.

DIAMONDS((SM)): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100  Trust, a unit investment  trust that holds a portfolio consisting of substantially  all of the securities,  in  substantially  the same weighting,  as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM):  WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific  Morgan Stanley Capital International  Indexes. They are issued by the WEBs Index Fund,  Inc., an open-end  management  investment  company that seeks to generally  correspond to the price and yield  performance of a specific
Morgan Stanley Capital International Index.

Investment of Uninvested Cash Balances.  A fund may have cash balances that have not been invested in portfolio securities  ("Uninvested Cash").  Uninvested Cash may result from a variety of sources,  including  dividends or interest received from portfolio securities, unsettled securities transactions,  reserves held for investment strategy purposes, scheduled maturity of investments,  liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors.  Uninvested  Cash may be invested  directly in money market  instruments or other short-term debt  obligations.  Pursuant to an
Exemptive  Order issued by the SEC, a fund may use  Uninvested  Cash to purchase shares of affiliated  funds including money market funds,  short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor  acts as trustee or  investment  advisor  that operate as cash management  investment  vehicles and that are excluded  from the  definition  of investment  company  pursuant  to  section  3(c)(1)  or  3(c)(7) of the 1940 Act
(collectively,  the  "Central  Funds") in excess of the  limitations  of Section
12(d)(1) of the 1940 Act.  Investment  by a fund in shares of the Central  Funds will be in accordance with a fund's investment  policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with Rule 2a-7 under the 1940 Act. The other
Central Funds are or will be short-term  bond funds that invest in  fixed-income securities  and maintain a dollar  weighted  average  maturity of three years or less.  Each of the  Central  Funds will be managed  specifically  to  maintain a highly  liquid  portfolio,  and access to them will enhance a fund's  ability to manage Uninvested Cash.

                                       15

A fund will invest  Uninvested  Cash in Central  Funds only to the extent that a fund's  aggregate  investment  in the  Central  Funds does not exceed 25% of its total  assets.  Purchase  and sales of shares of  Central  Funds are made at net asset value.

Lending  of  Portfolio  Securities.  A fund may seek to  increase  its income by
lending   portfolio   securities.   Such   loans  may  be  made  to   registered
broker/dealers  and are required to be secured  continuously  by  collateral  in cash,  U.S.  Government  Securities  and  liquid  high  grade  debt  obligations maintained  on a current  basis at an amount at least equal to the market  value and accrued  interest of the securities  loaned.  A fund has the right to call a loan and obtain the securities loaned on no more than five days' notice.  During the existence of a loan, a fund will  continue to receive the  equivalent of any distributions  paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral.  As with other extensions of credit  there  are  risks of delay in  recovery  or even  loss of  rights in the collateral should the borrower of the securities fail financially.  However, the loans will be made only to firms  deemed by the Advisor to be in good  standing.
The value of the  securities  loaned will not exceed 5% of the value of a fund's total assets at the time any loan is made.

Micro-Cap Company Risk. While, historically, micro-capitalization company stocks have  outperformed  the stocks of large  companies,  the former have customarily involved more investment risk as well.  There can be no assurance that this will continue  to be true in the  future.  Micro-capitalization  companies  may  have limited product lines, markets or financial resources; may lack management depth or experience;  and may be more vulnerable to adverse general market or economic developments than large companies.  The prices of  micro-capitalization  company securities  are often more  volatile than prices  associated  with large company issues,  and can display  abrupt or erratic  movements at times,  due to limited trading volumes and less publicly available information.

Also,  because   micro-capitalization   companies  normally  have  fewer  shares
outstanding and these shares trade less frequently than large companies,  it may be more  difficult  for the fund to buy and  sell  significant  amounts  of such shares without an unfavorable impact on prevailing market prices.

Some of the  companies  in which the fund may  invest  may  distribute,  sell or produce products which have recently been brought to market and may be dependent on key  personnel.  The securities of  micro-capitalization  companies are often traded  over-the-counter  and may not be  traded  in the  volumes  typical  on a national  securities  exchange.  Consequently,  in  order to sell  this  type of holding,  the fund may need to discount  the  securities  from recent  prices or dispose of the securities over a long period of time.

Participation  Interests.  A  fund  may  purchase  from  financial  institutions
participation   interests  in  securities   in  which  a  fund  may  invest.   A
participation interest gives a fund an undivided interest in the security in the proportion that a fund's participation interest bears to the principal amount of the security.  These  instruments may have fixed,  floating or variable interest rates.  If the  participation  interest is  unrated,  or has been given a rating below  that which is  permissible  for  purchase  by a fund,  the  participation interest  will be backed by an  irrevocable  letter of credit or  guarantee of a bank,  or  the  payment  obligation  otherwise  will  be  collateralized  by  US
Government  securities,  or,  in the  case of  unrated  participation  interest, determined by the Advisor to be of comparable  quality to those  instruments  in which a fund may invest. For certain participation  interests,  a fund will have the right to demand payment, on not more than seven days' notice, for all or any part of a fund's participation interests in the security, plus accrued interest.
As to these  instruments,  a fund  generally  intends to  exercise  its right to demand payment only upon a default under the terms of the security.

Privatized Enterprises. Investments in foreign securities may include securities
issued  by  enterprises   that  have  undergone  or  are  currently   undergoing
privatization.  The  governments of certain  foreign  countries have, to varying degrees,  embarked on privatization  programs  contemplating  the sale of all or part of their  interests  in state  enterprises.  A  fund's  investments  in the
securities  of  privatized   enterprises   may  include   privately   negotiated
investments in a government or  state-owned or controlled  company or enterprise that has not yet  conducted  an  initial  equity  offering,  investments  in the initial  offering of equity  securities  of a state  enterprise  or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

                                       16

In certain  jurisdictions,  the ability of foreign entities,  such as a fund, to participate in privatizations may be limited by local law, or the price or terms on which a fund may be able to  participate  may be less  advantageous  than for local investors.  Moreover, there can be no assurance that governments that have embarked on  privatization  programs will continue to divest their  ownership of state  enterprises,  that  proposed  privatizations  will be  successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the  enterprises in which a fund may invest,  large blocks of the stock of those  enterprises may be held by a small group of  stockholders,  even after  the  initial  equity  offerings  by those  enterprises.  The sale of some portion or all of those blocks could have an adverse  effect on the price of the stock of any such enterprise.

Prior to making an initial  equity  offering,  most state  enterprises or former state  enterprises go through an internal  reorganization  or  management.  Such reorganizations  are made in an attempt to better  enable these  enterprises  to compete in the private sector. However,  certain reorganizations could result in a  management  team  that does not  function  as well as an  enterprise's  prior management and may have a negative effect on such enterprise.  In addition,  the privatization  of an  enterprise  by its  government  may occur over a number of years,  with the  government  continuing to hold a  controlling  position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a fund may invest enjoy the protection of and receive  preferential  treatment from the respective sovereigns  that own or control them.  After making an initial equity  offering,
these   enterprises   may  no  longer  have  such  protection  or  receive  such preferential  treatment and may become subject to market  competition from which they were  previously  protected.  Some of these  enterprises may not be able to operate  effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Real  Estate  Investment  Trusts  ("REITs").   REITs  are  sometimes  informally
characterized  as equity REITs,  mortgage REITs and hybrid REITs.  Investment in
REITs may subject a fund to risks  associated with the direct  ownership of real estate,  such  as  decreases  in real  estate  values,  overbuilding,  increased competition  and other risks  related to local or general  economic  conditions, increases  in  operating  costs and  property  taxes,  changes  in zoning  laws, casualty or condemnation losses, possible environmental liabilities,  regulatory limitations on rent and  fluctuations  in rental income.  Equity REITs generally experience  these risks  directly  through fee or leasehold  interests,  whereas mortgage REITs generally  experience  these risks  indirectly  through  mortgage interests,  unless the mortgage REIT  forecloses on the underlying  real estate.
Changes in interest  rates may also affect the value of a fund's  investment  in
REITs.  For  instance,  during  periods of  declining  interest  rates,  certain mortgage REITs may hold mortgages  that the  mortgagors  elect to prepay,  which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively  small market  capitalizations,  which may tend to increase the  volatility of the market price of their  securities.  Furthermore,
REITs  are  dependent  upon   specialized   management   skills,   have  limited
diversification and are,  therefore,  subject to risks inherent in operating and financing a limited  number of  projects.  REITs are also  subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free  pass-through of income under the Internal Revenue Code of 1986, as amended,  and to maintain  exemption from the  registration  requirements of the
Investment  Company Act of 1940,  as amended.  By investing in REITs  indirectly through a fund, a shareholder will bear not only his or her proportionate  share of the expenses of a fund, but also, indirectly,  similar expenses of the REITs.
In addition,  REITs depend  generally on their  ability to generate cash flow to make distributions to shareholders.

Repurchase  Agreements.  A fund may invest in repurchase  agreements pursuant to its investment guidelines.  In a repurchase agreement, a fund acquires ownership of a security and simultaneously  commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase  agreement  provides a means for a fund to earn income on funds for periods as short as overnight.  It is an  arrangement  under which the purchaser
(i.e., the fund) acquires a security  ("Obligation")  and the seller agrees,  at the time of sale, to repurchase  the  Obligation at a specified  time and price.
Securities  subject to a repurchase  agreement are held in a segregated  account and the value of such securities is kept at least equal to the repurchase  price on a daily basis.  The repurchase  price may be higher than the purchase  price, the difference  being income to

                                       17

the fund, or the purchase and repurchase  prices may be the same,  with interest at a  stated  rate  due  to a fund  together  with  the  repurchase  price  upon repurchase.  In either  case,  the income to a fund is unrelated to the interest rate on the Obligation  itself.  Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear  whether a court would  consider the  Obligation  purchased by a fund subject to a  repurchase  agreement as being owned by that fund or as being collateral  for a  loan  by  that  fund  to the  seller.  In  the  event  of the commencement of bankruptcy or insolvency  proceedings with respect to the seller of the  Obligation  before  repurchase  of the  Obligation  under  a  repurchase agreement,  a fund may encounter delay and incur costs before being able to sell the  security.  Delays may  involve  loss of interest or decline in price of the
Obligation.  If the court  characterizes  the transaction as a loan and the fund has not  perfected  a  security  interest  in the  Obligation,  that fund may be required to return the  Obligation  to the seller's  estate and be treated as an unsecured creditor of the seller. As an unsecured  creditor,  a fund would be at risk  of  losing  some  or all of  the  principal  and  income  involved  in the transaction.  As with any unsecured  debt  Obligation  purchased for a fund, the
Advisor  seeks to minimize the risk of loss  through  repurchase  agreements  by analyzing the  creditworthiness  of the obligor,  in this case the seller of the
Obligation.  Apart from the risk of bankruptcy or insolvency proceedings,  there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to that fund of the sale to a third party  are  less  than  the  repurchase  price.  However,  if the  market  value
(including  interest)  of the  Obligation  subject to the  repurchase  agreement becomes  less than the  repurchase  price  (including  interest),  the fund will direct the seller of the Obligation to deliver additional securities so that the market value  (including  interest) of all securities  subject to the repurchase agreement will equal or exceed the repurchase price.

Reverse  Repurchase  Agreements.  A fund  may  enter  into  "reverse  repurchase agreements,"  which are repurchase  agreements in which a fund, as the seller of the  securities,  agrees to repurchase  them at an agreed upon time and price. A fund  maintains a segregated  account in  connection  with  outstanding  reverse repurchase agreements. A fund will enter into reverse repurchase agreements only when the  Advisor  believes  that the  interest  income  to be  earned  from the investment of the proceeds of the transaction  will be greater than the interest expense of the transaction.  Such transactions may increase  fluctuations in the market value of a fund's assets and may be viewed as a form of leverage.

Small Company  Risk.  The Advisor  believes  that many small  companies may have sales and earnings growth rates which exceed those of larger companies, and that such  growth  rates  may  in  turn  be  reflected  in  more  rapid  share  price appreciation  over time.  However,  investing in smaller company stocks involves greater risk than is  customarily  associated  with  investing  in larger,  more established companies.  For example,  smaller companies can have limited product lines,  markets,  or financial and managerial  resources.  Smaller companies may also be dependent on one or a few key persons,  and may be more  susceptible  to losses and risks of bankruptcy. Also, the securities of smaller companies may be thinly traded (and  therefore  have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.

Strategic  Transactions  and  Derivatives.  A fund may,  but is not required to, utilize various other investment  strategies as described below for a variety of purposes,  such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in each fund's portfolio or enhancing potential gain.  These  strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment  strategies,  a fund may purchase and sell  exchange-listed and  over-the-counter  put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon,  enter into various  transactions  such as swaps, caps, floors, collars,  currency forward contracts,  currency futures contracts, currency swaps or options on currencies,  or currency  futures and various other currency  transactions  (collectively,  all  the  above  are  called  "Strategic
Transactions").  In  addition,  strategic  transactions  may  also  include  new techniques,  instruments or strategies that are permitted as regulatory  changes occur.  Strategic  Transactions  may be used without  limit  (subject to certain limits imposed by the 1940 Act) to attempt to protect against  possible  changes in the  market  value  of  securities  held in or to be  purchased  for a fund's
portfolio   resulting  from  securities   markets  or  currency   exchange  rate
fluctuations, to protect a fund's unrealized gains in the value of its portfolio securities,  to facilitate the sale of such securities for investment  purposes, to manage the  effective  maturity  or  duration  of a fund's  portfolio,  or to establish a position in the  derivatives  markets

                                       18

as a substitute for purchasing or selling particular securities.  Some Strategic
Transactions may also be used to enhance potential gain although no more than 5%
of a fund's assets will be committed to certain Strategic  Transactions  entered into for non-hedging purposes.  Any or all of these investment techniques may be used at any time and in any  combination,  and there is no  particular  strategy that  dictates  the use of one  technique  rather  than  another,  as use of any
Strategic  Transaction  is a function of  numerous  variables  including  market conditions.  The  ability  of a fund to  utilize  these  Strategic  Transactions successfully  will depend on the Advisor's  ability to predict  pertinent market movements,  which  cannot be  assured.  Each fund will  comply  with  applicable regulatory  requirements  when  implementing  these  strategies,  techniques and instruments.  Strategic  Transactions  will  not be  used to  alter  fundamental investment  purposes and  characteristics  of a fund,  and a fund will segregate assets (or as provided by applicable regulations,  enter into certain offsetting positions) to cover its  obligations  under options,  futures and swaps to limit leveraging of a fund.

Strategic  Transactions,  including derivative contracts,  have risks associated with them  including  possible  default by the other  party to the  transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect,  the risk that the use of such Strategic Transactions could result in losses  greater  than if they had not been used.  Use of put and call options may  result  in  losses  to a fund,  force  the sale or  purchase  of  portfolio securities  at  inopportune  times or for prices higher than (in the case of put options)  or lower than (in the case of call  options)  current  market  values, limit the amount of  appreciation a fund can realize on its investments or cause a fund  to  hold a  security  it  might  otherwise  sell.  The  use of  currency transactions  can result in a fund  incurring  losses as a result of a number of
factors   including  the   imposition  of  exchange   controls,   suspension  of
settlements,  or the inability to deliver or receive a specified  currency.  The use of  options  and  futures  transactions  entails  certain  other  risks.  In particular,  the  variable  degree of  correlation  between  price  movements of futures  contracts and price  movements in the related  portfolio  position of a fund  creates  the  possibility  that losses on the  hedging  instrument  may be greater than gains in the value of a fund's position.  In addition,  futures and
options   markets   may  not  be  liquid  in  all   circumstances   and  certain
over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring  substantial losses,  if at all.  Although  the use of futures and options  transactions  for hedging  should tend to minimize  the risk of loss due to a decline in the value of the hedged  position,  at the same time they tend to limit any potential gain which might  result from an increase  in value of such  position.  Finally,  the daily variation margin requirements for futures contracts would create a greater ongoing  potential  financial  risk than would  purchases of options,  where the exposure is limited to the cost of the initial  premium.  Losses  resulting from the use of Strategic  Transactions  would  reduce net asset value,  and possibly income,  and such losses can be greater than if the Strategic  Transactions  had not been utilized.

General  Characteristics of Options. Put options and call options typically have similar structural  characteristics and operational  mechanics regardless of the underlying  instrument on which they are purchased or sold.  Thus, the following general  discussion relates to each of the particular types of options discussed in greater  detail below.  In addition,  many Strategic  Transactions  involving options  require  segregation of fund assets in special  accounts,  as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option,  upon payment of a premium,  the right to sell, and the writer the  obligation to buy, the  underlying  security, commodity,  index,  currency or other  instrument  at the  exercise  price.  For instance,  a fund's  purchase of a put option on a security might be designed to protect its holdings in the underlying  instrument (or, in some cases, a similar instrument)  against a substantial  decline in the market value by giving a fund the right to sell such  instrument at the option  exercise price. A call option, upon payment of a premium,  gives the  purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.  A fund's  purchase  of a call option on a  security,  financial  future, index,  currency or other instrument might be intended to protect a fund against an  increase  in the  price of the  underlying  instrument  that it  intends  to purchase  in the  future  by  fixing  the  price at which it may  purchase  such instrument.  An American  style put or call option may be  exercised at any time during  the  option  period  while a  European  style put or call  option may be exercised only upon expiration or during a fixed period prior thereto. A fund is authorized to purchase and sell  exchange  listed  options and  over-the-counter options  ("OTC  options").  Exchange  listed  options  are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"),  which guarantees the  performance  of the  obligations  of  the  parties  to  such  options.  The discussion  below uses the OCC as an example,  but is also  applicable  to other financial intermediaries.

                                       19

With certain exceptions, OCC issued and exchange listed options generally settle by physical  delivery of the  underlying  security or currency,  although in the future cash  settlement  may become  available.  Index  options  and  Eurodollar instruments are cash settled for the net amount,  if any, by which the option is
"in-the-money"  (i.e., where the value of the underlying  instrument exceeds, in the case of a call  option,  or is less than,  in the case of a put option,  the exercise  price of the option) at the time the option is exercised.  Frequently, rather than taking or making delivery of the underlying  instrument  through the process of  exercising  the option,  listed  options are closed by entering into offsetting  purchase or sale transactions that do not result in ownership of the new option.

A fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent,  in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options;
(ii) restrictions on transactions  imposed by an exchange;  (iii) trading halts, suspensions or other restrictions  imposed with respect to particular classes or series of  options or  underlying  securities  including  reaching  daily  price limits;  (iv)  interruption of the normal  operations of the OCC or an exchange;
(v) inadequacy of the facilities of an exchange or OCC to handle current trading volume;  or (vi) a decision by one or more exchanges to discontinue  the trading of options  (or a  particular  class or series of  options),  in which event the relevant market for that option on that exchange would cease to exist,  although outstanding  options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed  options may not coincide  with the hours during which the underlying  financial  instruments are traded.  To the extent that the
option   markets  close  before  the  markets  for  the   underlying   financial
instruments,  significant  price  and  rate  movements  can  take  place  in the underlying markets that cannot be reflected in the option markets.

OTC  options  are  purchased  from  or  sold to  securities  dealers,  financial institutions  or  other  parties  ("Counterparties")  through  direct  bilateral agreement with the Counterparty.  In contrast to exchange listed options,  which generally have standardized terms and performance mechanics, all the terms of an
OTC option, including such terms as method of settlement,  term, exercise price, premium,  guarantees and security, are set by negotiation of the parties. A fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back  provision  permitting a fund to require the Counterparty to sell the option  back to a fund at a formula  price  within  seven days.  A fund  expects generally  to enter  into OTC  options  that  have cash  settlement  provisions, although it is not required to do so.

Unless the  parties  provide  for it,  there is no central  clearing or guaranty function in an OTC option.  As a result,  if the  Counterparty  fails to make or take delivery of the security,  currency or other  instrument  underlying an OTC option  it has  entered  into  with a fund or  fails  to make a cash  settlement payment due in  accordance  with the terms of that option,  a fund will lose any premium  it paid  for the  option  as well  as any  anticipated  benefit  of the transaction.  Accordingly,  the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit  enhancement of the  Counterparty's credit to  determine  the  likelihood  that the terms of the OTC option  will be satisfied. A fund will engage in OTC option transactions only with US government securities  dealers  recognized  by the  Federal  Reserve  Bank  of New  York as
"primary  dealers"  or  broker/dealers,  domestic  or  foreign  banks  or  other financial  institutions which have received (or the guarantors of the obligation of which have  received) a short-term  credit rating of A-1 from S&P or P-1 from
Moody's or an  equivalent  rating  from any  nationally  recognized  statistical rating organization ("NRSRO") or, in the case of OTC currency transactions,  are determined to be of equivalent  credit quality by the Advisor.  The staff of the
SEC  currently  takes the position  that OTC options  purchased  by a fund,  and portfolio securities "covering" the amount of a fund's obligation pursuant to an
OTC option sold by it (the cost of the sell-back plus the  in-the-money  amount, if any) are  illiquid,  and are subject to a fund's  limitation  on investing no more than 15% of its net assets in illiquid securities.

If a fund sells a call  option,  the  premium  that it  receives  may serve as a partial hedge,  to the extent of the option  premium,  against a decrease in the value of the  underlying  securities  or  instruments  in its  portfolio or will increase a fund's income. The sale of put options can also provide income.

A fund may purchase and sell call  options on  securities  including US Treasury and agency  securities,  mortgage-backed  securities,  foreign  sovereign  debt, corporate debt securities,  equity securities (including

                                       20

convertible  securities)  and Eurodollar  instruments  that are traded on US and foreign  securities  exchanges  and  in  the  over-the-counter  markets,  and on securities indices,  currencies and futures contracts.  All calls sold by a fund must be "covered"  (i.e.,  a fund must own the  securities  or futures  contract subject to the call) or must meet the asset segregation  requirements  described below as long as the call is  outstanding.  Even though a fund will  receive the option  premium to help protect it against loss, a call sold by a fund exposes a fund during the term of the option to possible  loss of  opportunity  to realize appreciation  in the market price of the  underlying  security or instrument and may require a fund to hold a security  or  instrument  which it might  otherwise have sold.

A fund may purchase and sell put options on securities including US Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt  securities,  equity  securities  (including  convertible  securities)  and
Eurodollar  instruments  (whether  or not it holds the above  securities  in its portfolio),  and on securities  indices,  currencies and futures contracts other than futures on individual  corporate debt and individual equity  securities.  A fund will not sell put options if, as a result,  more than 50% of a fund's total assets would be required to be  segregated  to cover its  potential  obligations under such put  options  other than those with  respect to futures  and  options thereon. In selling put options,  there is a risk that a fund may be required to buy the underlying security at a disadvantageous price above the market price.

General  Characteristics  of Futures. A fund may enter into futures contracts or purchase  or sell  put and  call  options  on such  futures  as a hedge  against anticipated  interest rate, currency or equity market changes,  and for duration management,  risk  management  and  return  enhancement  purposes.  Futures  are generally  bought and sold on the  commodities  exchanges  where they are listed with payment of initial and variation  margin as described  below. The sale of a futures contract  creates a firm obligation by a fund, as seller,  to deliver to the buyer the specific type of financial  instrument  called for in the contract at a specific  future  time for a  specified  price (or,  with  respect to index futures and  Eurodollar  instruments,  the net cash amount).  Options on futures contracts  are  similar  to  options on  securities  except  that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The funds have claimed exclusion from the definition of the term "commodity pool operator"  adopted  by the  CFTC and the  National  Futures  Association,  which regulate trading in the futures markets. Therefore, the funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange
Act.  Futures and options on futures may be entered into for bona fide  hedging, risk management  (including  duration  management) or other portfolio and return enhancement management purposes to the extent consistent with the exclusion from commodity pool operator registration.  Typically, maintaining a futures contract or  selling  an option  thereon  requires  a fund to  deposit  with a  financial intermediary  as  security  for its  obligations  an  amount  of  cash or  other specified  assets (initial margin) which initially is typically 1% to 10% of the face  amount  of  the  contract  (but  may be  higher  in  some  circumstances).
Additional  cash or assets  (variation  margin) may be required to be  deposited thereafter  on a  daily  basis  as the  mark to  market  value  of the  contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further  obligation on the part of a fund. If a fund  exercises  an option on a futures  contract it will be obligated to post initial margin (and  potential  subsequent  variation  margin) for the resulting futures  position  just as it would  for any  position.  Futures  contracts  and options thereon are generally settled by entering into an offsetting transaction but  there  can be no  assurance  that  the  position  can be  offset  prior  to settlement at an advantageous price, nor that delivery will occur.

Options on  Securities  Indices  and Other  Financial  Indices.  A fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through  the sale or  purchase  of options  on  individual  securities  or other instruments.  Options on

                                       21

securities  indices  and other  financial  indices  are  similar to options on a security or other  instrument  except  that,  rather  than  settling by physical delivery of the underlying instrument, they settle by cash settlement,  i.e., an option on an index gives the holder the right to receive,  upon  exercise of the option,  an amount of cash if the  closing  level of the  index  upon  which the option is based exceeds,  in the case of a call, or is less than, in the case of a put,  the  exercise  price of the  option  (except  if,  in the case of an OTC option,  physical  delivery is  specified).  This amount of cash is equal to the excess of the closing price of the index over the exercise  price of the option, which also may be  multiplied  by a formula  value.  The seller of the option is obligated,  in return for the premium received, to make delivery of this amount.
The gain or loss on an  option on an index  depends  on price  movements  in the instruments making up the market, market segment, industry or other composite on which the underlying  index is based,  rather than price movements in individual securities, as is the case with respect to options on securities.

Currency  Transactions.   A  fund  may  engage  in  currency  transactions  with
Counterparties  primarily in order to hedge,  or manage the risk of the value of portfolio holdings denominated in particular  currencies against fluctuations in relative  value.  Currency  transactions  include  forward  currency  contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately  negotiated obligation  to purchase or sell (with  delivery  generally  required) a specific currency at a future  date,  which may be any fixed number of days from the date of the contract  agreed upon by the  parties,  at a price set at the time of the contract.  A currency  swap is an agreement to exchange  cash flows based on the notional  difference  among two or more currencies and operates  similarly to an interest  rate swap,  which is described  below.  A fund may enter into currency transactions with  Counterparties  which have received (or the guarantors of the obligations  which  have  received)  a  credit  rating  of  A-1 or P-1 by S&P or
Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency  options) are determined to be of equivalent  credit quality by the Advisor.

A fund's dealings in forward currency contracts and other currency  transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific  transactions or portfolio positions except as described below.  Transaction hedging is entering into a currency transaction with respect to specific  assets or liabilities of a fund,  which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt  of income  therefrom.  Position  hedging  is  entering  into a currency
transaction  with  respect  to  portfolio  security  positions   denominated  or
generally quoted in that currency.

A fund generally will not enter into a transaction to hedge currency exposure to an extent greater,  after netting all transactions  intended wholly or partially to offset other  transactions,  than the aggregate  market value (at the time of entering into the  transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently  convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

A fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other  currencies  to  which  a fund  has or in  which  a fund  expects  to have portfolio exposure.

To reduce  the  effect of  currency  fluctuations  on the value of  existing  or anticipated  holdings of portfolio  securities,  a fund may also engage in proxy hedging.  Proxy  hedging  is  often  used  when the  currency  to which a fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging  entails  entering into a commitment or option to sell a currency  whose changes in value are  generally  considered  to be  correlated  to a currency or currencies  in which  some or all of a fund's  portfolio  securities  are or are expected  to be  denominated,  in  exchange  for US  dollars.  The amount of the commitment  or  option  would  not  exceed  the  value  of a  fund's  securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German  deutschemark (the "D-mark"), a fund holds securities  denominated in schillings and the Advisor believes that the value of  schillings  will  decline  against the US dollar,  the Advisor may enter into a  commitment  or option to sell  D-marks and buy  dollars.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Currency  transactions can result in losses to a fund if the currency  being hedged  fluctuates in value to a degree or in a direction that  is  not  anticipated.  Further,  there  is the  risk  that  the  perceived correlation  between various currencies may not be present or may not be present during the particular  time that a fund is engaging in proxy hedging.  If a fund

                                       22

enters into a currency  hedging  transaction,  a fund will comply with the asset segregation requirements described below.

Risks of  Currency  Transactions.  Currency  transactions  are  subject to risks different from those of other portfolio  transactions.  Because currency control is of great  importance  to the  issuing  governments  and  influences  economic planning and policy, purchases and sales of currency and related instruments can
be  negatively  affected  by  government  exchange  controls,   blockages,   and
manipulations or exchange restrictions imposed by governments.  These can result in losses to a fund if it is unable to deliver or receive  currency  or funds in settlement of obligations  and could also cause hedges it has entered into to be rendered  useless,  resulting  in full  currency  exposure as well as  incurring transaction  costs.  Buyers and sellers of  currency  futures are subject to the same risks that apply to the use of futures generally.  Further, settlement of a currency  futures  contract for the purchase of most  currencies must occur at a bank  based in the  issuing  nation.  Trading  options  on  currency  futures is relatively  new,  and the ability to establish  and close out  positions on such options is subject to the maintenance of a liquid market which may not always be available.  Currency  exchange rates may fluctuate based on factors extrinsic to that country's economy.

Swaps, Caps, Floors and Collars.  Among the Strategic  Transactions into which a fund may enter  are  interest  rate,  currency,  index  and other  swaps and the purchase or sale of related  caps,  floors and collars.  A fund expects to enter into these transactions primarily to preserve a return or spread on a particular
investment  or  portion  of  its   portfolio,   to  protect   against   currency
fluctuations,  as a duration  management  technique  or to protect  against  any increase in the price of  securities a fund  anticipates  purchasing  at a later date.  A fund will not sell  interest  rate caps or floors where it does not own securities  or  other  instruments  providing  the  income  stream a fund may be obligated  to pay.  Interest  rate swaps  involve  the  exchange  by a fund with another party of their respective commitments to pay or receive interest,  e.g., an exchange of floating  rate payments for fixed rate payments with respect to a notional  amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential  among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference  indices.  The purchase  of a cap  entitles  the  purchaser  to receive  payments on a notional principal  amount from the party selling such cap to the extent that a specified index exceeds a predetermined  interest rate or amount.  The purchase of a floor entitles the purchaser to receive  payments on a notional  principal amount from the party selling such floor to the extent that a specified  index falls below a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

Trust Preferred  Securities.  A fund may invest in Trust  Preferred  Securities, which are hybrid  instruments  issued by a special  purpose  trust (the "Special
Trust"),  the entire equity  interest of which is owned by a single issuer.  The proceeds of the issuance to a fund of Trust  Preferred  Securities are typically used to purchase a junior  subordinated  debenture,  and distributions  from the
Special  Trust are funded by the  payments  of  principal  and  interest  on the subordinated debenture.

If payments on the underlying junior subordinated debentures held by the Special
Trust are deferred by the debenture  issuer,  the debentures would be treated as original issue discount ("OID")  obligations for the remainder of their term. As a  result,  holders  of Trust  Preferred  Securities,  such as a fund,  would be required to accrue  daily for  Federal  income tax  purposes  their share of the stated interest and the de minimis OID on the debentures  (regardless of whether a fund receives any cash distributions from the Special Trust), and the value of
Trust  Preferred  Securities  would  likely  be  negatively  affected.  Interest payments on the underlying junior subordinated  debentures typically may only be deferred if dividends are  suspended on both common and  preferred  stock of the issuer. The underlying junior  subordinated  debentures  generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer,  but rank below other  subordinated  debentures and debt securities.
Trust Preferred  Securities may be subject to mandatory prepayment under certain circumstances.  The  market  values of Trust  Preferred  Securities  may be more volatile than those of conventional debt securities.  Trust Preferred Securities may be issued in reliance on Rule 144A under the  Securities  Act of 1933,  and, unless  and  until  registered,  are  restricted  securities;  there  can  be no assurance as to the liquidity of Trust  Preferred  Securities and the ability of holders of Trust Preferred Securities, such as a fund, to sell their holdings.

                                       23

U.S. Government Securities.  U.S. Treasury securities,  backed by the full faith and credit of the U.S. Government,  include a variety of securities which differ in their interest rates,  maturities and times of issuance.  Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury  bonds  generally  have original  maturities of greater than ten years.

U.S.  Government  agencies  and  instrumentalities   which  issue  or  guarantee
securities  include,  for example,  the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Home Loan Mortgage Corporation, the
Fannie Mae, the Small Business  Administration and the Federal Farm Credit Bank.
Obligations  of  some  of  these  agencies  and  instrumentalities,  such as the
Export-Import  Bank,  are  supported  by the full faith and credit of the United
States;  others,  such as the  securities  of the Federal Home Loan Bank, by the ability of the issuer to borrow from the Treasury;  while still others,  such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. No assurance can be given that the U.S.  Government would provide financial support to the latter group of U.S. Government  instrumentalities,  as it is not obligated to do so.

Interest rates on U.S.  Government  obligations which a fund may purchase may be fixed or variable.  Interest rates on variable rate  obligations are adjusted at regular  intervals,  at least  annually,  according to a formula  reflecting the current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments tend to reduce fluctuations in the market value of the securities.

Warrants.  The holder of a warrant has the right, until the warrant expires,  to purchase a given number of shares of a particular  issuer at a specified  price.
Such  investments  can  provide a greater  potential  for profit or loss than an equivalent  investment  in the  underlying  security.  Prices of warrants do not necessarily  move,  however,  in  tandem  with  the  prices  of  the  underlying securities and are, therefore, considered speculative investments.  Warrants pay no  dividends  and confer no rights  other than a purchase  option.  Thus,  if a warrant held by the fund were not exercised by the date of its  expiration,  the fund would lose the entire purchase price of the warrant.

When-Issued  Securities.  A fund may from time to time purchase  equity and debt securities on a "when-issued,"  "delayed  delivery" or "forward delivery" basis.
The price of such securities, which may be expressed in yield terms, is fixed at the time the  commitment  to purchase is made,  but delivery and payment for the securities  takes place at a later date.  During the period between purchase and settlement,  no payment is made by a fund to the issuer and no interest  accrues to a fund.  When a fund purchases such  securities,  it immediately  assumes the risks of ownership, including the risk of price fluctuation.  Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a fund are held in cash pending the settlement of a purchase of securities,  a fund would earn no income.  While such securities may be sold prior to the  settlement  date, a fund

                                       24

intends to purchase  them with the purpose of actually  acquiring  them unless a sale appears  desirable  for  investment  reasons.  At the time a fund makes the commitment to purchase a security on this basis,  it will record the transaction and reflect the value of the security in  determining  its net asset value.  The market value of the  securities  may be more or less than the purchase  price. A fund will  establish a  segregated  account in which it will  maintain  cash and liquid securities equal in value to commitments for such securities.

Zero Coupon Securities. A fund may invest in zero coupon securities which pay no cash income and are sold at substantial  discounts from their value at maturity.
When held to  maturity,  their  entire  income,  which  consists of accretion of discount,  comes from the difference  between the issue price and their value at maturity.  The effect of owning  instruments  which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect,  on all discount  accretion  during the life of the obligation.
This implicit  reinvestment  of earnings at the same rate eliminates the risk of being unable to reinvest  distributions  at a rate as high as the implicit yield on the zero coupon bond,  but at the same time  eliminates  any  opportunity  to reinvest  earnings at higher  rates.  For this  reason,  zero  coupon  bonds are subject to substantially  greater price fluctuations  during periods of changing market  interest  rates than those of  comparable  securities  that pay interest currently,  which  fluctuation  is greater as the period to  maturity is longer.
Zero  coupon  securities  which are  convertible  into  common  stock  offer the
opportunity  for  capital   appreciation  (or  depreciation)  as  increases  (or
decreases) in market value of such  securities  closely  follow the movements in the  market  value of the  underlying  common  stock.  Zero  coupon  convertible securities generally are expected to be less volatile than the underlying common stocks,  as they usually are issued with  maturities of 15 years or less and are issued with options and/or redemption features  exercisable by the holder of the obligation  entitling the holder to redeem the  obligation and receive a defined cash payment.

                             MANAGEMENT OF THE FUNDS

Investment Advisor

On April 5, 2002, Zurich Scudder Investments,  Inc. ("Scudder"),  the investment advisor for each Fund,  was  acquired  by Deutsche  Bank AG. Upon the closing of this transaction,  Scudder became part of Deutsche Asset Management ("DeAM") and changed its name to Deutsche Investment  Management Americas Inc. ("DeIM" or the
"Advisor").  DeIM, which is part of Deutsche Asset Management, is the investment advisor  for each Fund.  Under the  supervision  of the Board of Trustees of the
Fund, DeIM, with headquarters at 345 Park Avenue,  New York, New York, makes the
Fund's investment decisions, buys and sells securities for the Fund and conducts research  that  leads  to  these  purchase  and  sale  decisions.  DeIM  and its predecessors  have more than 80 years of experience  managing mutual funds. DeIM provides a full range of  investment  advisory  services  to  institutional  and retail clients.  The Fund's investment advisor is also responsible for selecting brokers  and  dealers  and for  negotiating  brokerage  commissions  and  dealer charges.

DeAM is the  marketing  name in the US for the asset  management  activities  of
Deutsche  Bank  AG,  DeIM,   Deutsche  Asset  Management  Inc.,  Deutsche  Asset
Management  Investment  Services Ltd.,  Deutsche Bank Trust Company Americas and
Scudder  Trust  Company.  DeAM is a global asset  management  organization  that offers a wide range of investing expertise and resources,  including hundreds of portfolio  managers and analysts and an office  network that reaches the world's major investment centers.  This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions,  asset classes and investing styles. DeIM is an indirect,  wholly-owned subsidiary  of Deutsche  Bank AG.  Deutsche  Bank AG is a major  global  banking institution  that is engaged in a wide range of  financial  services,  including investment  management,  mutual fund,  retail,  private and commercial  banking, investment banking and insurance.

DeIM is one of the most experienced  investment  counsel firms in the US. It was established  as a  partnership  in 1919 and  pioneered the practice of providing investment  counsel to individual  clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder  introduced Scudder
International  Fund,  Inc.,  the first mutual fund available in the US investing internationally  in  securities  of issuers in several  foreign  countries.  The predecessor  firm  reorganized  from a partnership  to a corporation on June 28,
1985.  On December 31, 1997,  Zurich  Insurance  Company  ("Zurich")  acquired a majority  interest in Scudder,  and Zurich  Kemper  Investments,  Inc., a Zurich
subsidiary, became part of Scudder. Scudder's name was changed to Scudder Kemper
Investments,  Inc. On January 1, 2001,  Scudder  changed  its name from  Scudder
Kemper Investments,  Inc. to Zurich Scudder Investments,

                                       25

Inc. On April 5, 2002,  100% of Scudder,  not  including  certain UK  operations
(known as Threadneedle Investments), was acquired by Deutsche Bank AG.

The Advisor manages each Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees.

Pursuant to an investment management agreement (the "Agreement") with each Fund, the Advisor acts as each Fund's  investment  advisor,  manages its  investments, administers its business  affairs,  furnishes  office  facilities and equipment, provides  clerical  and  administrative  services  and permits its  officers and employees to serve without  compensation  as trustees or officers of one or more funds if  elected  to such  positions.  To the extent  permissible  by law,  the
Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor's duties.

The Advisor  maintains a large research  department,  which conducts  continuous studies of the factors that affect the position of various industries, companies
and  individual   securities.   The  Advisor  receives   published  reports  and
statistical  compilations  from issuers and other  sources,  as well as analyses from  brokers  and  dealers  who  may  execute  portfolio  transactions  for the
Advisor's clients. However, the Advisor regards this information and material as
an  adjunct  to  its  own  research  activities.   The  Advisor's  international
investment  management team travels the world researching hundreds of companies.
In  selecting  securities  in  which a Fund  may  invest,  the  conclusions  and investment  decisions of the Advisor with respect to a Fund are based  primarily on the analyses of its own research department.

In certain cases, the investments for a Fund are managed by the same individuals who manage one or more  other  mutual  funds  advised by the  Advisor  that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain  investments  may be  appropriate  for a Fund and also for other clients advised by the Advisor.  Investment  decisions  for a Fund and other clients are made with a view to achieving their respective  investment  objectives and after consideration  of such factors as their current  holdings,  availability of cash for  investment  and the  size of their  investments  generally.  Frequently,  a particular  security  may be bought or sold for only one client or in  different amounts  and at  different  times for more  than one but less than all  clients.
Likewise,  a particular  security may be bought for one or more clients when one or more other clients are selling the security. In addition,  purchases or sales of the same  security  may be made for two or more  clients on the same day.  In such event,  such  transactions  will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases,  this  procedure could have an adverse effect on the price or amount of the securities  purchased or sold by a Fund.  Purchase  and sale  orders for a Fund may be  combined  with those of other  clients of the  Advisor in the  interest of  achieving  the most favorable net results to a Fund.

Each Fund is  managed  by a team of  investment  professionals  who each play an important  role in a Fund's  management  process.  Team members work together to develop investment strategies and select securities for a Fund's portfolio. This team works for the Advisor or its  affiliates  and is supported by a large staff of economists,  research analysts, traders and other investment specialists. The
Advisor or its affiliates  believe(s) its team approach  benefits Fund investors by bringing  together many  disciplines and leveraging its extensive  resources.
Team members with primary responsibility for management of the Funds, as well as team members who have other ongoing management  responsibilities  for each Fund, are  identified  in  each  Fund's  prospectus,  as of the  date  of  the  Fund's prospectus.  Composition of the team may change over time, and Fund shareholders and investors  will be notified of changes  affecting  individuals  with primary
Fund management responsibility.

                                       26

The current  Agreements  for Scudder  Large  Company  Value Fund,  Scudder Small
Company Value Fund and Scudder Small  Company Stock Fund,  dated,  April 5, 2002 for each fund were last approved by the Trustees on August 12, 2003. The current agreement for Scudder Tax Advantaged  Dividend  Fund,  dated August 12, 2003 was last approved by the Trustees on August 12, 2003.  Each  Agreement will continue in effect until  September 30, 2004 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such  Agreements or interested  persons of the Advisor or the
Trust,  cast in person at a meeting  called  for the  purpose  of voting on such approval,  and either by a vote of the Trust's  Trustees or of a majority of the outstanding voting securities of the Fund.

The  Agreements  may be  terminated  at any time  without  payment of penalty by either party on sixty days' written notice and  automatically  terminates in the event of their assignment.

Under each Agreement,  the Advisor regularly  provides each Fund with continuing investment management consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what  portion of a Fund's  assets shall be held  uninvested,  subject to the
Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to each Fund's investment objective,  policies and restrictions,  and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time  establish.  The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or  appropriate to carry out the decisions of its Trustees and the  appropriate  committees  of the Trustees  regarding the conduct of the business of each Fund.

Under each Fund's Agreement,  the Advisor also renders  administrative  services
(not otherwise  provided by third parties)  necessary for each Fund's operations as an open-end  investment  company  including,  but not  limited to,  preparing reports and notices to the Trustees and shareholders;  supervising,  negotiating contractual  arrangements  with,  and  monitoring  various  third-party  service providers  to a Fund  (such  as each  Fund's  transfer  agent,  pricing  agents,
Custodian,  accountants  and others);  preparing and making filings with the SEC and other regulatory  agencies;  assisting in the preparation and filing of each
Funds'  federal,  state and local tax returns;  preparing and filing each Fund's federal  excise tax  returns;  assisting  with  investor  and  public  relations matters; monitoring the valuation of securities and the calculation of net asset value;  monitoring  the  registration  of shares of each Fund  under  applicable federal and state securities laws;  maintaining each Fund's books and records to the extent not otherwise maintained by a third party;  assisting in establishing accounting policies of each Fund;  assisting in the resolution of accounting and
legal  issues;   establishing  and  monitoring  each  Fund's  operating  budget;
processing  the  payment  of each  Fund's  bills;  assisting  each Fund in,  and otherwise  arranging  for,  the  payment of  distributions  and  dividends;  and otherwise  assisting  each Fund in the conduct of its  business,  subject to the direction and control of the Trustees.

The Advisor pays the  compensation  and expenses of all  Trustees,  officers and executive  employees of a Fund affiliated with the Advisor and makes  available, without  expense to the Trust,  the  services  of such  Trustees,  officers  and employees  of the  Advisor as may duly be elected  officers  or  Trustees of the
Trust,  subject  to their  individual  consent  to serve and to any  limitations imposed by law, and provides a Fund's office space and facilities.

Each Fund is  managed  by a team of  investment  professionals  who each play an important  role in a Fund's  management  process.  Team members work together to develop investment strategies and select securities for a Fund's portfolio. This team works for the Advisor or its  affiliates  and is supported by a large staff of economists,  research analysts, traders and other investment specialists. The
Advisor or its affiliates  believe(s) its team approach  benefits Fund investors by bringing  together many  disciplines and leveraging its extensive  resources.
Team members with primary responsibility for management of the Funds, as well as team members who have other ongoing management  responsibilities  for each Fund, are  identified  in  each  Fund's  prospectus,  as of the  date  of  the  Fund's prospectus.  Composition of the team may change over time, and Fund shareholders and investors  will be notified of changes  affecting  individuals  with primary
Fund management responsibility.

Scudder  Small Company Value Fund pays the Advisor an advisory fee at the annual rate of 0.75% for the first $500  million of average  daily net assets and 0.70%
of net assets  thereafter.  The fee is payable  monthly,  provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed
75% of the amount of the fee then accrued on the books of the Fund and unpaid.

                                       27

Scudder  Small Company Stock Fund pays the Advisor an advisory fee at the annual rate of 0.75% for the first $500  million of average  daily net assets and 0.70%
for the next $500 million of net assets and 0.65% thereafter. The fee is payable monthly,  provided  that the Fund  will  make such  interim  payments  as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

Prior to July 17, 2000 Scudder Small Company Stock Fund was  considered an "AARP
Fund,"  and for  investment  management  services  the Fund  paid the  Advisor a monthly fee  consisting of a base fee and an  individual  fund fee. The base fee was based on average daily net assets of all AARP Funds, as follows:

            Program Assets                    Annual Rate at Each
            (Billions)                            Asset Level
            ----------                            -----------

            First $2                                 0.35%
            $2-$4                                     0.33
            $4-$6                                     0.30
            $6-$8                                     0.28
            $8-$11                                    0.26
            $11-$14                                   0.25
            Over $14                                  0.24

All AARP Funds paid a flat  individual  fund fee  monthly  based on the  average daily net assets of that Fund.  The  individual  Fund fee for AARP Small Company
Stock Fund was 0.55%.

Prior to February 6, 2001,  Scudder Large Company Value Fund paid the Advisor an advisory  fee at an annual rate of 0.600% for the first $1.5  billion of average daily net assets;  0.575% for the next $500 million of net assets; and 0.550% on net assets in excess of $2 billion, payable monthly, provided the Fund made such interim  payments  as were  requested  by the  Advisor  not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

After February 6, 2001, the Scudder Large Company Value Fund pays the Advisor an advisory  fee at the annual rate of 0.600% for the first $1.5 billion of average daily net assets; 0.575% for the next $500 million of net assets; 0.550% for the next $1.0 billion of net assets; 0.525% for the next $1.0 billion of net assets;
0.500%  for the next $1.0  billion  of net  assets;  and 0.475% of net assets in excess of $5 billion.  The fee is payable  monthly,  provided that the Fund will make such interim  payments as may be requested by the Advisor not to exceed 75%
of the amount of the fee then accrued on the books of the Fund and unpaid.

Scudder Tax  Advantaged  Dividend  Fund pays the Advisor,  at the annual rate of
0.75% of the first $250 million of average daily net assets,  0.72% for the next
$750  million of average  daily net assets,  0.70% for the next $1.5  billion of average  daily net assets,  0.68% for the next $2.5 billion of average daily net assets,  0.65% for the next $2.5 billion of average daily net assets,  0.64% for the next $2.5  billion  of  average  daily net  assets,  0.63% for the next $2.5 billion of average  daily net assets,  and 0.62% of average  daily net assets in excess of $12.5 billion, computed and accrued daily. The fee is payable monthly, provided  that the Fund will make such  interim  payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. By contract, the Advisor has agreed to waive its fees or reimburse  expenses so that total annual operating  expenses  (excluding  taxes, interest,  brokerage and extraordinary  expenses) will not exceed 0.95%,  1.77%,
1.76% and 1.05% for Class A, Class B, Class C and Institutional  Class shares of the Fund, respectively, through December 31, 2004.

The advisory fees paid by each Fund for its last three fiscal years are shown in the table below.

                                       28

                                           Fiscal 2003     Fiscal 2002     Fiscal 2001
                                           -----------     -----------     -----------

Scudder Small Company Stock Fund*          $668,279        $701,048         $633,762

Scudder Small Company Value Fund**         $1,666,161      $1,884,688       $1,235,494

Scudder Large Company Value Fund**         $9,580,640      $12,886,371      $13,837,068

Scudder Tax Advantaged Dividend Fund***    NA              NA               NA

*        Fiscal year end for Scudder Small Company Stock Fund is September 30.

**       Fiscal year end for Scudder  Small Company Value Fund and Scudder Large
         Company Value Fund is July 31.

***      Fiscal year end for Scudder Tax  Advantaged  Dividend  Fund is July 31.
         The fund commenced operation on August 29, 2003 and therefore, does not have any information to report for the above periods.

Under its investment  management  agreement a Fund is responsible for all of its other expenses  including:  organizational  costs, fees and expenses incurred in
connection  with  membership  in  investment  company  organizations;   brokers'
commissions;  legal,  auditing and  accounting  expenses;  insurance;  taxes and governmental  fees;  the fees and  expenses  of the  Transfer  Agent;  any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares;  the expenses of and the fees for  registering or qualifying  securities for sale;  the fees and expenses of Trustees,  officers and  employees of a Fund who are not affiliated with the Advisor;  the cost of printing and  distributing reports  and  notices  to  shareholders;  and  the  fees  and  disbursements  of custodians.  A Fund may arrange to have third parties  assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. A Fund is also  responsible  for its  expenses  of  shareholders'  meetings,  the  cost of responding to shareholders'  inquiries,  and its expenses incurred in connection with litigation,  proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

Each Agreement identifies the Advisor as the exclusive licensee of the rights to use and  sublicense the names  "Scudder,"  "Scudder  Investments"  and "Scudder,
Stevens and Clark,  Inc." (together,  the "Scudder Marks").  Under this license, the  Trust,  with  respect  to a Fund,  has the  non-exclusive  right to use and sublicense  the  Scudder  name  and  marks as part of its  name,  and to use the
Scudder Marks in the Trust's investment products and services. The term "Scudder
Investments" is the designation given to the services provided by Zurich Scudder
Investments, Inc. and its affiliates to the Scudder Mutual Funds.

In reviewing  the terms of each  Agreement and in  discussions  with the Advisor concerning  such  Agreement,  the Trustees of the Trust who are not  "interested persons" of the Advisor are  represented  by  independent  counsel at the Funds'
expense.

Each  Agreement  provides  that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement  relates,  except a loss  resulting  from willful misfeasance,  bad faith or gross  negligence  on the part of the  Advisor in the performance  of its  duties or from  reckless  disregard  by the  Advisor of its obligations and duties under the Agreement.

Officers and  employees  of the Advisor from time to time may have  transactions with various  banks,  including the Funds'  custodian  bank. It is the Advisor's opinion that the terms and conditions of those  transactions which have occurred
were  not   influenced  by  existing  or  potential   custodial  or  other  Fund
relationships.

                                       29

Effective  October  1,  2003  through  September  30,  2005,  the  Advisor  will contractually  waive all or a portion of its management fee and reimburse or pay operating  expenses of the Funds to the extent necessary to maintain each Fund's total annual operating expenses at 1.005%,  1.020%,  1.010% and 0.755% for Class
A, Class B, Class C and Class I shares,  respectively,  of Scudder Large Company
Value  Fund,  1.50%,  1.50% and 1.50% of Class A,  Class B and Class C,  shares, respectively,  of Scudder Small Company Value Fund and 1.50%, 1.50% and 1.50% of
Class A,  Class B and Class C shares,  respectively,  of Scudder  Small  Company
Stock Fund. These  limitations  exclude  organizational  and offering  expenses,
taxes,   brokerage,   interest   expense,   Rule  12b-1  and/or   service  fees,
extraordinary  expenses  and the  fees  and  expenses  of  Independent  Trustees
(including the fees and expenses of their independent counsel).

Board Considerations in connection with the Annual Renewal of Investment
Agreements for Scudder Large Company Value Fund, Scudder Small Company Value
Fund, Scudder Small Company Stock Fund and Scudder Tax Advantaged Dividend Fund

The  Trustees  approved  the  continuation  of  the  Fund's  current  investment management agreement in August 2003. In connection with their deliberations, the
Trustees considered such information and factors as they believed,  in the light of the legal advice  furnished to them by their  independent  legal  counsel and their own business judgment, to be relevant to the interests of the shareholders of the Funds. The factors considered by the Trustees included, among others, the nature,  quality  and extent of  services  provided by the Advisor to the Funds;
investment performance, both of the Funds themselves and relative to appropriate peer groups and market indices;  investment  management fees, expense ratios and asset sizes of the Funds themselves and relative to appropriate peer groups; the
Advisor's  profitability from managing the Funds and other investment  companies managed by the  Advisor  before  marketing  expenses  paid by the  Advisor;  and possible  economies of scale;  and possible  financial and other benefits to the
Advisor from serving as  investment  adviser and from  affiliates of the Advisor providing various services to the Funds. In assessing the possible financial and other benefits to the Advisor and its affiliates, the benefits considered by the
Trustees  included  research  services  available  to the  Advisor  by reason of brokerage business generated by the Funds.

The Trustees  requested and received  extensive  information from the Advisor in connection with their consideration of the factors cited above. The Trustees met privately with their  independent  legal counsel on several  occasions to review this information,  and requested and received additional  information on a range of topics.  In  conducting  their  review,  the  Trustees  also  considered  the
Advisor's recent acquisition by Deutsche Bank AG, including the possible effects of this transaction and the resulting  organizational  changes on the utility of certain historic information  regarding the Funds and the Advisor. To the extent they deemed it relevant,  the Trustees also  considered the extensive  materials they had  requested  and  received in  connection  with their  consideration  of
Deutsche Bank AG's recent acquisition of the Advisor.

AMA InvestmentLink(SM) Program

Pursuant  to an  agreement  between  the  Advisor  and AMA  Solutions,  Inc.,  a subsidiary of the American Medical  Association (the "AMA"),  dated May 9, 1997, the Advisor has agreed,  subject to  applicable  state  regulations,  to pay AMA
Solutions,  Inc.  royalties  in an  amount  equal  to 5% of the  management  fee received  by the  Advisor  with  respect to assets  invested  by AMA  members in
Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833.  The AMA and AMA  Solutions,  Inc.  are not engaged in the  business of providing  investment advice and neither is registered as an investment  advisor or broker/dealer  under federal  securities laws. Any person who participates in the AMA  InvestmentLink(SM)  Program  will be a customer of the Advisor (or of a
subsidiary   thereof)   and   not   the   AMA  or  AMA   Solutions,   Inc.   AMA
InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Codes of Ethics

The Funds, the Advisor,  and the Funds' principal  underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members,  officers of the Trusts and employees of the Advisor and principal  underwriter are permitted to make personal securities  transactions,  including transactions in securities that  may be  purchased  or held  by the  Funds,  subject  to  requirements  and restrictions  set forth in the applicable Code of Ethics.  The Advisor's

                                       30

Code of Ethics  contains  provisions and  requirements  designed to identify and address certain conflicts of interest between personal investment activities and the  interests of the Funds.  Among other things,  the Advisor's  Code of Ethics prohibits  certain types of  transactions  absent prior  approval,  imposes time
periods  during  which  personal   transactions  may  not  be  made  in  certain
securities,  and requires the submission of duplicate broker  confirmations  and quarterly reporting of securities transactions. Additional restrictions apply to portfolio  managers,  traders,  research  analysts  and others  involved  in the investment  advisory  process.  Exceptions to these and other  provisions of the
Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Administrative Agreement

From July 31, 2000 until  September  30, 2003 for Scudder  Large  Company  Value
Fund,  Scudder  Small  Company  Value Fund and Scudder Small Company Stock Fund,
each Fund operated under an administrative  services  agreement with the Advisor
(the "Administrative  Agreement") pursuant to which the Advisor provided or paid others to provide  substantially all of the administrative  services required by the Fund  (other  than  those  provided  by the  Advisor  under  its  investment management  agreement  with the Fund,  as  described  above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee")
of 0.475% for Class A,  0.525% for Class B and 0.500% for Class C of the average daily net assets of the  applicable  class for Scudder Small Company Stock Fund;
0.475% for Class A,  0.525%  for Class B and  0.500% for Class C of the  average daily net assets of the  applicable  class for Scudder Small Company Value Fund;
and  0.325% for Class A,  0.375%  for Class B,  0.350% for Class C and 0.10% for
Class I of the  average  daily net assets of the  applicable  class for  Scudder
Large Company Value Fund. One effect of this  arrangement is to make each Fund's future expense ratio more predictable.  However, the Funds will not benefit from economies of scale  derived from  increases  in assets.  Scudder Tax  Advantaged
Dividend  Fund did not commence  operations  until August 29, 2003 and therefore did not operate under this  agreement and has no  information  to report for the time period.

Administrative Fees paid by each Fund are set forth below:

For Scudder Small Company Stock Fund, for the year ended September 30, 2003, the
Administrative Fees charged to Class A, Class B and Class C were as follows:

                                                     Unpaid at              Unpaid at               Unpaid at
                                                     Year End                Year End               Year End
   Year      Class A    Class B    Class C            Class A                Class B                 Class C
   ----      -------    -------    -------            -------                -------                 -------

   2003      $11,292    $6,881      $1,980            $1,802                   $873                   $380
   2002      $3,553     $2,343       $481              $550                    $427                    $70
   2001        $4         $5         $10                $3                      $4                     $0

For  Scudder  Small  Company  Value Fund for the year ended July 31,  2003,  the
Administrative Fees charged to Class A, Class B and Class C were as follows:

                                                     Unpaid at               Unpaid at              Unpaid at
                                                      Year End                Year End               Year End
   Year      Class A    Class B    Class C            Class A                 Class B                Class C
   ----      -------    -------    -------            -------                 -------                -------

   2003      $11,101    $8,986      $2,457             $1,320                   $922                   $266
   2002       $1,988    $1,676       $427               $770                    $547                   $167
   2001         NA        NA          NA                 NA                      NA                     NA

For  Scudder  Large  Company  Value Fund for the year ended July 31,  2003,  the
Administrative  Fees  charged  to Class A,  Class B, Class C and Class I were as follows:
                                                              Unpaid at         Unpaid at          Unpaid at         Unpaid at
                                                               Year End          Year End          Year End          Year End
    Year       Class A     Class B    Class C    Class I       Class A           Class B            Class C           Class I
    ----       -------     -------    -------    -------       -------           -------            -------           -------

                                       31

    2003      $278,139    $95,457     $35,931    $27,864       $28,163           $9,037             $3,656            $1,632
    2002      $303,979    $123,648    $39,514    $26,807       $23,762           $9,329             $3,127            $1,888
    2001       $32,558    $14,223     $4,239     $3,217        $27,131           $11,744            $3,504             $359

With the termination of the Administrative Agreement, certain expenses that were borne by the Advisor under the  Administrative  Agreement,  such as the transfer agent and custodian fees, are now borne directly by shareholders.

                             FUND SERVICE PROVIDERS

Principal Underwriter and Administrator

Pursuant to an Underwriting and "Distribution Services Agreement  ("Distribution
Agreement"),  Scudder  Distributors,  Inc.  ("SDI"),  222 South Riverside Plaza,
Chicago,  Illinois  60606,  an  affiliate  of  the  Advisor,  is  the  principal underwriter,  distributor and  administrator  for the Class A, Class B, Class C,
Institutional  Class  and  Class I shares of each Fund and acts as agent of each
Fund in the continuous  offering of its Shares.  The Distribution  Agreement for each fund,  dated April 5, 2002 was last  approved by the Trustees on August 12,
2003. The Distribution  Agreement will remain in effect until September 30, 2004 and from year to year  thereafter  only if its  continuance is approved for each class at least  annually by a vote of the Board  members of the Fund,  including the  Trustees/Directors  who are not interested persons of the Fund and who have no direct or indirect financial interest in the Distribution Agreement.

Each  Distribution  Agreement  continues  in effect from year to year so long as such  continuance  is approved for each class at least annually by a vote of the
Board of Trustees of each Fund,  including  the Trustees who are not  interested persons of each Fund and who have no direct or  indirect  financial  interest in the Agreement. Each Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without  penalty by each  Fund or by SDI upon 60 days'  notice.  Termination  by each  Fund  with respect to a class may be by vote of (i) a majority of the Board members who are not interested persons of each Fund and who have no direct or indirect financial interest in the Distribution  Agreement,  or (ii) a "majority of the outstanding voting securities" of the class of each Fund, as defined under the 1940 Act. All material  amendments  must be  approved  by the Board of  Trustees in the manner described  above  with  respect  to  the  continuation  of  the  Agreement.  The provisions concerning continuation,  amendment and termination of a Distribution
Agreement are on a series by series and class by class basis.

SDI bears all of its expenses of providing services pursuant to the Distribution
Agreement,  including the payment of any commissions. The Fund pays the cost for the  prospectus and  shareholder  reports to be typeset and printed for existing shareholders,  and SDI, as  principal  underwriter,  pays for the  printing  and distribution of copies thereof used in connection with the offering of shares to prospective  investors.  SDI also pays for  supplementary  sales  literature and advertising  costs.  As  indicated  under  "Purchase of Shares," SDI retains the sales  charge  upon the  purchase  of shares and pays or allows  concessions  or discounts  to  firms  for  the  sale  of the  Funds'  shares.  SDI  receives  no compensation  from the funds as principal  underwriter  for Class A shares.  SDI receives  compensation  from the Funds as principal  underwriter for Class B and
Class C shares.

Shareholder and  administrative  services are provided to each Fund on behalf of
Class A, Class B and Class C shareholders under a Shareholder Services Agreement
(the "Services  Agreement") with SDI. The Services Agreement continues in effect from year to year so long as such  continuance is approved for the Fund at least annually  by a vote of the Board of the  applicable  Fund,  including  the Board members  who are not  interested  persons  of the Fund and who have no direct or indirect  financial interest in the Services  Agreement.  The Services Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by SDI upon 60 days' notice. Termination with respect to the Class A, B or C shares of a Fund may be by a vote of (i) the majority of the Board members of the Fund who are not interested  persons of the
Fund and who have no direct  or  indirect  financial  interest  in the  Services
Agreement,  or (ii) a "majority of the  outstanding  voting  securities"  of the
Class A, B or C shares,  as defined  under the 1940 Act. The Services  Agreement may not be amended for a class to increase  materially the fee to be paid by the
Fund without approval of a majority of the

                                       32

outstanding  voting  securities  of such  class of the  Fund,  and all  material amendments  must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Services Agreement.

Under the Services Agreement,  SDI may provide or appoint various  broker-dealer firms and other service or administrative firms ("firms") to provide information and services to investors in a Fund. Typically,  SDI appoints firms that provide services and  facilities  for their  customers or clients who are investors in a
Fund. Firms appointed by SDI provide such office space and equipment,  telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to,  establishing and maintaining  accounts and records,  processing purchase and redemption  transactions,  answering routine inquiries  regarding a
Fund,  providing  assistance  to clients in  changing  dividend  and  investment options,  account  designations  and  addresses  and such  other  administrative services as may be agreed  upon from time to time and  permitted  by  applicable statute, rule or regulation.

SDI bears all of its  expenses  of  providing  those  services  pursuant  to the
Services Agreement,  including the payment of a service fee to firms (as defined below).  As indicated under the Rule 12b-1 Plan, SDI receives  compensation from the Funds for its services under the Services Agreement.

Rule 12b-1 Plans

Each Fund has  adopted a plan  pursuant to Rule 12b-1 under the 1940 Act (each a
"Rule 12b-1  Plan") that  provides for fees payable as an expense of the Class B shares and Class C shares that are used by SDI to pay for distribution  services
for  those  classes.   Pursuant  to  each  Rule  12b-1  Plan,   shareholder  and
administrative  services  are provided to the  applicable  Fund on behalf of its
Class A, B and C  shareholders  under each Fund's  Services  Agreement with SDI.
Because 12b-1 fees are paid out of Fund assets on an ongoing  basis,  they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The Rule  12b-1  distribution  plans  for  Class B and  Class C  shares  provide alternative methods for paying sales charges and may help funds grow or maintain asset levels to provide  operational  efficiencies and economies of scale.  Rule
12b-1 service plans provide compensation to SDI or intermediaries for post-sales servicing.  Since each  Distribution  Agreement  provides for fees payable as an expense of the Class B shares and the Class C shares that are used by SDI to pay for distribution  and services for those classes,  the agreement is approved and reviewed  separately for the Class B shares and the Class C shares in accordance with Rule  12b-1  under the 1940 Act,  which  regulates  the  manner in which an
investment   company  may,   directly  or  indirectly,   bear  the  expenses  of
distributing  its  shares.  The  Distribution  Agreement  may not be  amended to increase the fee to be paid by a Fund with respect to a class  without  approval by a majority of the  outstanding  voting  securities of such class of the Fund.
Similarly,  the Services  Agreement is approved and reviewed  separately for the
Class A shares, Class B shares and Class C shares in accordance with Rule 12b-1.

If a Rule 12b-1 Plan is terminated in accordance with its terms,  the obligation of the  applicable  Fund to make payments to SDI pursuant to the Rule 12b-1 Plan will  cease  and the Fund will not be  required  to make any  payments  past the termination  date.  Thus,  there  is no legal  obligation  for a Fund to pay any expenses incurred by SDI other than fees payable under a Rule 12b-1 Plan, if for any  reason  the Rule 12b-1 Plan is  terminated  in  accordance  with its terms.
Future fees under the Plan may or may not be sufficient to reimburse SDI for its expenses incurred.

Class B and Class C Shares

Distribution  Services. For its services under the Distribution  Agreement,  SDI receives a fee from each Fund under its Rule 12b-1 Plan, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its
Class B shares.  This fee is accrued daily as an expense of Class B shares.  SDI also receives any contingent deferred sales charges paid with respect to Class B shares.  SDI  currently  compensates  firms  for  sales of  Class B shares  at a commission rate of 3.75%.

For its services under the Distribution Agreement,  SDI receives a fee from each
Fund under its Rule 12b-1 Plan, payable monthly,  at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares.  SDI currently  advances to firms the first  year  distribution

                                       33

fee at a rate of 0.75% of the  purchase  price of Class C  shares.  For  periods after the first  year,  SDI  currently  pays firms for sales of Class C shares a distribution  fee, payable  quarterly,  at an annual rate of 0.75% of net assets attributable  to Class C shares  maintained  and serviced by the firm.  This fee continues until  terminated by SDI or the applicable Fund. SDI also receives any contingent deferred sales charges paid with respect to Class C shares.

Class A, Class B and Class C Shares

Shareholder  Services.  For its  services  under  the  Services  Agreement,  SDI receives a  shareholder  services  fee from each Fund  under a Rule 12b-1  Plan, payable  monthly,  at an  annual  rate of up to 0.25% of the  average  daily net assets of Class A, B and C shares of that Fund.

With  respect  to Class A Shares of a Fund,  SDI pays  each firm a service  fee, payable  quarterly,  at an annual  rate of up to 0.25% of the net assets in Fund accounts  that it  maintains  and services  attributable  to Class A Shares of a
Fund,  commencing with the month after  investment.  With respect to Class B and
Class C Shares of a Fund, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase  price of such shares.  For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to  0.25%(calculated  monthly  and  paid  quarterly)  of  the  net  assets attributable  to Class B and Class C shares of the Fund  maintained and serviced by the firm. Firms to which service fees may be paid include  affiliates of SDI.
In addition SDI may, from time to time,  pay certain firms from it own resources additional amounts for ongoing  administrative  services and assistance provided to their customers and clients who are shareholders of a Fund.

SDI also may provide  some of the above  services  and may retain any portion of the fee under the Services  Agreement not paid to firms to compensate itself for shareholder or administrative  functions  performed for a Fund.  Currently,  the shareholder  services  fee  payable to SDI is payable at an annual rate of up to
0.25% of net assets based upon Fund assets in accounts for which a firm provides administrative services and at the annual rate of 0.15% of net assets based upon
Fund  assets in accounts  for which there is no firm of record  (other than SDI)
listed on a Fund's records.  The effective  shareholder  services fee rate to be charged  against all assets of each Fund while this  procedure is in effect will depend upon the  proportion  of Fund assets that is held in accounts for which a firm of record  provides  shareholder  services.  The Board of each Fund, in its discretion, may approve basing the fee to SDI at the annual rate of 0.25% on all
Fund assets in the future.

Expenses  of the Funds paid in  connection  with the Rule  12b-1  Plans for each class of shares are set forth below.  A portion of the  marketing  and sales and operating expenses shown below could be considered overhead expenses.

                                       34

                                       35

                            Compensation to Underwriter and Firms
                                 for Fiscal Year Ended 2003
                                 --------------------------
                                                      Contingent
                      12b-1 Fees    Compensation    Deferred Sales     Compensation
                         Paid         Retained          Charge         Paid by SDI
                        to SDI         by SDI         Paid to SDI        to Firms
                        ------         ------         -----------        --------

Scudder Large
Company Value
Fund
  Class A               $153,070                        $1,962
  Class B               $235,287                        $63,177
  Class C               $92,386                         $634

Scudder Small
Company Value
Fund
  Class A               $4,746                          $0
  Class B               $16,648                         $3,575
  Class C               $4,870                          $211

Scudder Small
Company Stock
Fund
Class A                $4,672                            $0
Class B               $12,759                          $2,239
Class C                $3,837                           $97

                                          Other Distribution Expenses Paid by
                                       Underwriter for Fiscal Year Ended 2003
                                       --------------------------------------

                        Advertising                   Marketing        Misc.
                            and        Prospectus    and Sales       Operating       Interest
                        Literature      Printing      Expenses       Expenses        Expenses
                        ----------      --------      --------       --------        --------

Scudder Large
Company Value
Fund
  Class A                  NA             NA             NA           NA              NA
  Class B                  $16,650        $848           $6,206       $924            $105,851
  Class C                  $16,191        $824           $6,014       $907            $0

Scudder Small
Company Value
Fund
  Class A                  NA             NA             NA           NA              NA
  Class B                  $3,482         $200           $1,098       $262            $967
  Class C                  $2,769         $158           $881         $228            $0

Scudder Small
Company Stock
Fund
Class A                    NA             NA            NA            NA              NA
Class B                  $1,905          $79           $703           $81           $1,417
Class C                  $1,770          $72           $656           $68             $0

                                       36

The following table shows the aggregate amount of underwriting  commissions paid to SDI,  the  amount in  commissions  it paid out to  brokers  and the amount of underwriting commissions retained by SDI.

                                               Aggregate       Aggregate                                    Aggregate
                                                 Sales        Commissions      Aggregate Commissions       Commissions
Fund                           Fiscal Year    Commissions    Paid to Firms    Paid to Affiliated Firms   Retained by SDI
----                           -----------    -----------    -------------    ------------------------   ---------------

Scudder Large
Company Value Fund                2003         $47,000         $37,000              $2,000                  $8,000
                                  2002         $74,000         $59,000                $0                    $15,000
                                  2001*        $11,000         $9,000                 $0                    $2,000

Scudder Small
Company Value Fund                2003         $6,000          $4,000               $1,000                  $1,000
                                  2002**       $6,000          $4,000                 $0                    $2,000

Scudder Small
Company Stock Fund                2003        $5,000          $4,000                  $0                  $1,000
                                  2002        $9,000          $7,000                  $0                  $2,000
                                  2001*         $0              $0                    $0                    $0

*        For the period June 25, 2001  (commencement of sale of shares ) to July
         31, 2001.

**       For the period December 3, 2001 (commencement of sale of Class A shares
         ) to July 31, 2002.

Scudder Tax Advantaged Dividend Fund Commenced operations on August 29, 2003 and therefore  does not have any  financial  information  to  report  for the  above periods.

Certain  trustees or officers of the Fund are also  directors or officers of the
Advisor or SDI, as indicated under "Officers and Trustees."

Portfolio Transactions

The Advisor is  responsible  for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The primary objective of the Advisor in placing orders for the purchase and sale of securities  for a Fund is to obtain the most  favorable  net results,  taking
into  account  such  factors,   among  others,   as  price,   commission  (where
applicable),  size of order,  difficulty of execution and skill  required of the
executing   broker/dealer.   The   Advisor   seeks  to   evaluate   the  overall
reasonableness  of  brokerage  commissions  paid  with  commissions  charged  on comparable  transactions,  as well as by comparing commissions paid by a Fund to reported  commissions paid by others.  The Advisor routinely reviews  commission rates,  execution  and  settlement  services  performed  and makes  internal and external comparisons.

A Fund's purchases and sales of fixed-income  securities are generally placed by the Advisor  with primary  market  makers for these  securities  on a net basis, without any brokerage  commission being paid by a Fund.  Trading does,  however, involve  transaction costs.  Transactions with dealers serving as primary market makers  reflect  the  spread  between  the bid and asked  prices.  Purchases  of underwritten  issues may be made, which will include an underwriting fee paid to the  underwriter.  In effecting  transactions  in  over-the-counter  securities, orders are placed with the principal market makers for the security being traded unless,  after  exercising  care,  it appears  that more  favorable  results are available elsewhere.

                                       37

When it can be done consistently with the policy of obtaining the most favorable net results,  the Advisor may place such orders with  broker/dealers  who supply research  services to the Advisor or a Fund. The term  "research  services," may include,  but is not  limited  to,  advice  as to the value of  securities;  the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of  securities;  and analyses and reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy and the  performance of accounts.  The Advisor is authorized when  placing  portfolio  transactions,  if  applicable,  for a  Fund  to  pay a brokerage  commission  in excess of that which  another  broker might charge for executing the same transaction on account of execution  services and the receipt of research  services.  The Advisor has negotiated  arrangements,  which are not applicable  to  most  fixed-income  transactions,  with  certain  broker/dealers pursuant to which a broker/dealer  will provide research services to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer.  These arrangements regarding receipt of research services generally  apply to equity  security  transactions.  Although  certain  research services from  broker/dealers may be useful to a Fund and to the Advisor,  it is the  opinion of the  Advisor  that such  information  only  supplements  its own research  effort  since the  information  must still be  analyzed,  weighed  and reviewed by the Advisor's  staff.  Such information may be useful to the Advisor in providing  services to clients other than a Fund and not all such information is used by the Advisor in connection with a Fund.  Conversely,  such information provided  to the Advisor by  broker/dealers  through  whom other  clients of the
Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.

When selecting a broker-dealer to effect  portfolio  transactions on behalf of a
Fund, the Advisor may, provided that it can be done consistently with the policy of obtaining  the most  favorable  net results,  consider the  activities of the broker-dealer in selling shares of any Scudder-branded  (funds marketed with the
Scudder name),  open-end investment company.  The Advisor has informed the Board of each Scudder-branded,  open-end investment company of these practices and has undertaken  to provide to the Boards  regular  reports  about its  selection  of broker-dealers to effect portfolio transactions. The Advisor believes that these reports are important because it recognizes that it or its affiliates may derive some benefit from these  practices.  The Advisor and its affiliates  expect that each of the  Funds  will  benefit  by the  direction  of  orders of the Funds to
broker-dealers   in  consideration  of  those   broker-dealers'   sales  of  the
Scudder-branded, open-end funds in general.

Scudder Large Company Value Fund: For the fiscal years ended July 31, 2001, July
31, 2002 and July 31, 2003,  the Fund paid  aggregate  brokerage  commissions of
$4,351,638,  $3,821,872  and  $3,276,916.  The Fund is required to identify  any securities  or its  "regular  broker of dealers" (as such term is defined in the
1940 Act) that the Fund has acquired  during the most recent  fiscal year. As of
July 31, 2003,  the Fund did not hold any  securities of its regular  brokers or dealers.

Scudder Small Company Value Fund: For the fiscal years ended July 31, 2001, July
31, 2002, and July 31, 2003, the Fund paid  aggregate  brokerage  commissions of
$256,916, $786,147 and $903,794. The Fund is required to identify any securities or its  "regular  broker of  dealers"  (as such term is defined in the 1940 Act)
that the Fund has acquired  during the most recent  fiscal year.  As of July 31,
2003, the Fund did not hold any securities of its regular brokers or dealers.

Scudder Small Company Stock Fund: For the fiscal years ended September 30, 2001,
September  30, 2002 and September 30, 2003,  the Fund paid  aggregate  brokerage commissions  of  $72,496,  $238,077  and  $315,385,  respectively.  The  Fund is required to identify any securities of its "regular  broker or dealers" (as such term is  defined  in the 1940 Act) that the Fund has  acquired  during  the most recent  fiscal  year.  As of  September  30,  2003,  the  Fund  did not hold any securities of its regular brokers or dealers.

                                       38

For the fiscal year ending July 31, 2003  (September  30, 2003 for Scudder Small
Company Stock Fund):

                             Percentage of          Percentage of         Dollar Amount of      Dollar Amount of
                          Commissions Paid to   Transactions Involving   Commissions Paid to      Transactions
                               Affiliated        Commissions Paid to         Brokers for         Allocated for
Name of Fund                    Brokers           Affiliated Brokers      Research Services    Research Services
------------                    -------           ------------------      -----------------    -----------------
Scudder Large Company              0%                     0%                 $2,799,652          $2,636,178,816
Value Fund

Scudder Small Company              0%                     0%                  $903,794            $782,257,627
Value Fund

Scudder Small Company              0%                     0%                  $315,385            $308,227,258
Stock Fund

Scudder Tax Advantaged  Dividend Fund commenced operation on August 29, 2003 and therefore has no information to report for the above mentioned periods.

Portfolio Turnover

Portfolio  turnover  rate is  defined  by the SEC as the ratio of the  lesser of sales or purchases to the monthly average value of such securities  owned during the year,  excluding all securities  whose  remaining  maturities at the time of acquisition were one year or less.

Higher levels of activity by a Fund result in higher  transaction  costs and may also  result  in  taxes on  realized  capital  gains  to be borne by the  Fund's shareholders.  Purchases and sales are made whenever necessary, in the Advisor's discretion, to meet a Fund's objective.

Portfolio  turnover  rates for the two most recent fiscal  periods for each Fund are as follows:

                         Fund                  2003               2002
                         ----                  ----               ----

Scudder Large Company Value Fund               93%                 52%
Scudder Small Company Value Fund               168%               157%
Scudder Small Company Stock Fund               164%               146%

Scudder Tax Advantaged  Dividend Fund commenced operation on August 29, 2003 and therefore does not have any information to report for the above listed periods.

                                       39

                                       40

                                       41

Independent Accountants and Reports to Shareholders

The  financial  highlights  of each Fund  (except  for  Scudder  Tax  Advantaged
Dividend Fund which  commenced  operation on August 29, 2003 and does not have a full year of financial  information  as of the date of the  prospectus  and this
Statement of Additional  Information)  included in the Funds' prospectus and the
Financial  Statements  incorporated by reference in this Statement of Additional
Information  have been so included or  incorporated  by reference in reliance on the report of  PricewaterhouseCoopers  LLP, 125 High Street,  Boston,  MA 02110,
independent  accountants,  given on the  authority  of said firm as  experts  in auditing and accounting.  PricewaterhouseCoopers audits the financial statements of the Funds and provides other audit,  tax and related  services.  Shareholders will receive  annual audited  financial  statements  and  semi-annual  unaudited financial statements.

                                       42

Legal Counsel

Ropes & Gray LLP, One International Place,  Boston,  Massachusetts 02110, serves as legal counsel to the Funds and their Independent Trustees.

Fund Accounting Agent

Scudder Fund Accounting  Corporation ("SFAC"),  Two International Place, Boston,
Massachusetts,   02110,  a  subsidiary  of  the  Advisor,   is  responsible  for
determining  net asset value per share and maintaining the portfolio and general
accounting   records  for  the  Funds.   Prior  to  the  implementation  of  the
Administrative  Agreement,  the Funds paid SFAC an annual fee equal to 0.025% of the first $150  million of average  daily net  assets,  0.075% of such assets in excess of $150  million  and less than $1 billion  and 0.045% of such  assets in excess of $1 billion, plus holding and transaction charges for this service.

Pursuant to a sub-accounting and administrator agreement among the Advisor, SFAC and State  Street Bank and Trust  Company  ("SSB"),  SFAC and the  Advisor  have delegated certain  administrative and fund accounting functions to SSB under the investment management agreement and the fund accounting agreement, respectively.
The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the fund(s).  From July 31, 2000 through  September  30, 2003 these fees were paid by the Advisor pursuant to the Administrative Agreement.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust  Company,  (the  "Custodian")  225 Franklin  Street,
Boston,  MA 02110 serves as the Custodian to the Funds.  The Custodian's fee may
be reduced by certain earnings credits in favor of each Fund.  Custodian fees of
$214, $64 and $0 were not imposed on Scudder Large Company Value,  Scudder Small
Company Value Fund and Scudder Small  Company  Stock Fund,  respectively,  after these  credits  were  applied  for the fiscal  year  ended July 31,  July 31 and
September 30, 2003 respectively.

Scudder  Investments  Service Company  ("SISC"),  811 Main Street,  Kansas City,
Missouri 64105-2005,  an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for the Fund's Class A, B, C
and   Institutional   Class  shares.   Prior  to  the   implementation   of  the
Administrative  Agreement,  SISC

                                       43

received as transfer agent,  annual account fees of $5 per account,  transaction and maintenance  charges and annual fees associated with the contingent deferred sales charge (Class B and Class C shares only).

Pursuant to a sub-transfer  agency agreement between Service Corporation and DST
Systems,  Inc.  ("DST"),  SISC had delegated certain transfer agent and dividend paying agent  functions to DST.  The costs and expenses of such  delegation  are born by SISC, not by a Fund.

From July 31,  2000  through  September  30,  2003  these  fees were paid by the
Advisor  pursuant to the  Administrative  Agreement.  Each Fund,  or the Advisor
(including any affiliate of the Advisor),  or both, may pay  unaffiliated  third parties for  providing  recordkeeping  and other  administrative  services  with respect to beneficial  owners of Fund shares whose  interests are generally held in an omnibus account.

           PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting  transactions in Fund shares can be changed at any  time  without  notice,  subject  to  applicable  law.  Transactions  may be contingent  upon proper  completion of application  forms and other documents by shareholders  and  their  receipt  by a fund's  agents.  Transaction  delays  in processing (and changing account features) due to circumstances within or beyond the control of a fund and its agents may occur. Shareholders (or their financial service  firms)  are  responsible  for all losses  and fees  resulting  from bad checks,  cancelled  orders or the failure to  consummate  transactions  effected pursuant to instructions reasonably believed to genuine.

A  distribution  will be  reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Orders will be  confirmed at a price based on the net asset value of a fund next determined  after  receipt  in good  order by SDI of the  order  accompanied  by payment.  However,  orders received by dealers or other financial services firms prior to the  determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's  possession may be sent to the Transfer Agent for cancellation and book-entry  credit to such  shareholder's  account.  Certain telephone and other
procedures   require   book-entry   holdings.   Shareholders   with  outstanding
certificates bear the risk of loss.

Use of Financial  Services  Firms.  Investment  dealers and other firms  provide varying  arrangements  for their clients to purchase and redeem a fund's shares, including higher minimum investments,  and may assess transaction or other fees.
Firms may arrange  with their  clients for other  investment  or  administrative services.  Such firms may independently  establish and charge additional amounts to their  clients  for such  services.  Firms  also may hold a fund's  shares in nominee or street  name as agent for and on behalf of their  customers.  In such instances,  a  fund's  transfer  agent,  (the  "Transfer  Agent")  will  have no
information   with   respect  to  or  control  over  the  accounts  of  specific shareholders.  Such  shareholders  may  obtain  access  to  their  accounts  and information  about their  accounts only from their firm.  Certain of these firms may receive  compensation from a fund through the Shareholder  Service Agent for record-keeping  and  other  expenses  relating  to these  nominee  accounts.  In addition,  certain  privileges  with respect to the purchase and  redemption  of shares or the reinvestment of dividends may not be available through such firms.
Some firms may  participate in a program  allowing them access to their clients'
accounts for servicing including, without limitation,  transfers of registration and dividend  payee  changes;  and may perform  functions  such as generation of
confirmation  statements  and  disbursement  of  cash  dividends.   Such  firms,
including  affiliates of SDI, may receive  compensation  from a fund through the
Shareholder Service Agent for these services.

Telephone  and  Electronic  Transaction  Procedures.  Shareholders  have various telephone,  Internet,  wire and other electronic privileges available. A fund or its  agents may be liable  for any  losses,  expenses  or costs  arising

                                       44

out of  fraudulent or  unauthorized  instructions  pursuant to these  privileges
unless  a  fund  or  its  agents  reasonably  believe,   based  upon  reasonable
verification  procedures,  that  the  instructions  were  genuine.  Verification
procedures  include  recording   instructions,   requiring  certain  identifying
information  before acting upon instructions and sending written  confirmations.
During periods when it is difficult to contact the Shareholder Service Agent, it may be difficult to use telephone, wire and other privileges.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated  Clearing House System (minimum $50 and maximum  $250,000) from or to a shareholder's bank, savings and loan, or credit union account in connection with the purchase or  redemption  of Fund shares.  Shares  purchased by check or through  QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege  until such Shares have been owned for at least 10 days.  QuickBuy and
QuickSell  cannot  be  used  with  passbook  savings  accounts  or  for  certain tax-deferred plans such as IRAs.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish  investor  accounts in any of the following types of retirement plans:

o        Traditional,  Roth and Education IRAs. This includes Savings  Incentive
         Match Plan for  Employees  of Small  Employers  ("SIMPLE"),  Simplified
         Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o        403(b)(7)  Custodial  Accounts.  This  type  of plan  is  available  to employees of most non-profit organizations.

o        Prototype  money  purchase  pension  and  profit-sharing  plans  may be adopted by employers.

Brochures  describing these plans as well as model defined benefit plans, target benefit plans,  457 plans,  401(k) plans,  simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request.
Additional fees and transaction policies and procedures may apply to such plans.
Investors  should  consult with their own tax  advisors  before  establishing  a retirement plan.

Purchases

Each Fund reserves the right to withdraw all or any part of the offering made by its prospectus and to reject purchase orders for any reason.  Also, from time to time, each Fund may temporarily  suspend the offering of any class of its shares to new investors. During the period of such suspension,  persons who are already shareholders of such class of such Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Each Fund  reserves  the  right to reject  new  account  applications  without a correct certified Social Security or tax identification  number.  Each Fund also reserves the right,  following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Financial Services Firms' Compensation. Banks and other financial services firms may provide  administrative  services  related to order placement and payment to facilitate  transactions in shares of a fund for their clients,  and SDI may pay them a transaction  fee up to the level of the discount or commission  allowable or payable to dealers.

                                       45

SDI may, from time to time,  pay or allow to firms a 1% commission on the amount of shares  of a fund sold  under the  following  conditions:  (i) the  purchased shares are held in a Scudder IRA  account,  (ii) the shares are  purchased  as a direct "roll over" of a distribution  from a qualified  retirement  plan account maintained on a participant subaccount record keeping system provided by Scudder
Investments  Service Company,  (iii) the registered  representative  placing the trade  is a  member  of  ProStar,  a  group  of  persons  designated  by  SDI in acknowledgment  of their  dedication to the employee benefit plan area; and (iv)
the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described herein and the prospectus,
SDI  may  pay  or  allow  additional   discounts,   commissions  or  promotional
incentives,  in the form of cash,  to firms that sell shares of a fund.  In some instances,  such amounts may be offered  only to certain  firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of a fund, or other Funds underwritten by SDI.

SDI may  re-allow  to dealers  up to the full  applicable  Class A sales  charge
during  periods  and  for  transactions   specified  in  such  notice  and  such
re-allowances  may be based upon  attainment  of minimum  sales  levels.  During periods when 90% or more of the sales charge is re-allowed,  such dealers may be deemed to be  underwriters  as that term is defined in the 1933 Act.  SDI may at its discretion  compensate  investment dealers or other financial services firms in  connection  with the sale of Class A shares of a fund (and Class A shares of other funds) in accordance  with the Large Order NAV Purchase  Privilege and one of the three compensation schedules as follows:

Compensation Schedule #1(1)                      Compensation Schedule #2(2)          Compensation Schedule #3(2)
---------------------------                      ---------------------------          ---------------------------
                                       As a                                As a                               As a
                                  Percentage of                       Percentage of                        Percentage
Amount of                              Net        Amount of Shares         Net            Amount of          of Net
Shares Sold                        Asset Value          Sold           Asset Value       Shares Sold       Asset Value
-----------                        -----------          ----           -----------       -----------       -----------
$1 million to $5 million              1.00%       Under $15 million       0.75%        Over $15 million       0.25%
Over $5 million to $50 million        0.50%              --                --                --                --
Over $50 million                      0.25%              --                --                --                --

(1) The commission  schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to  employer-sponsored employee benefit plans using the proprietary  subaccount  record keeping system, made available  through Scudder  Investments  Service  Company.  For purposes of determining the appropriate  commission percentage to be applied to a particular sale under the  foregoing  schedule,  SDI will  consider the  cumulative  amount invested  by the  purchaser  in a Fund and other  Funds  listed  under  "Special
Features -- Class A Shares -- Combined Purchases,"  including purchases pursuant to the  "Combined  Purchases,"  "Letter of  Intent"  and  "Cumulative  Discount"
features referred to above.

(2) Compensation  Schedules 2 and 3 apply to employer sponsored employee benefit plans using the OmniPlus  subaccount  record keeping  system.  The  Compensation
Schedule  will be  determined  based  on the  value  of the  conversion  assets.
Conversion from "Compensation  Schedule #2" to "Compensation Schedule #3" is not
an automatic process.  When a plan's assets grow to exceed $15 million, the Plan
Sponsor must contact their Client  Relationship  Manager to discuss a conversion to Compensation Schedule #3.

The  privilege of  purchasing  Class A shares of a Fund at net asset value under the Large Order NAV  Purchase  Privilege  is not  available if another net asset value purchase privilege also applies.

SDI  compensates  firms  for  sales of  Class B shares  at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by a fund for services as distributor and principal  underwriter for
Class B shares.  SDI advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year,
SDI  currently  pays  firms  for sales of Class C shares  of  distribution  fee, payable  quarterly,  at an annual  rate of 0.75% of net assets  attributable  to
Class C shares maintained and serviced by the firm. SDI is compensated by a fund for services as distributor and principal underwriter for Class C shares.

                                       46

Class A Purchases. The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual,  his or her spouse and children under the age of 21; or a trustee or other  fiduciary of a single trust estate or single  fiduciary  account;  or an organization  exempt from  federal  income  tax under  Section  501(c)(3)  or (13) of the Code;  or a pension,  profit-sharing or other employee benefit plan whether or not qualified under  Section  401 of the Code;  or other  organized  group of persons  whether incorporated  or not,  provided the  organization  has been in existence  for at least six months and has some  purpose  other than the  purchase  of  redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales  charge,  all orders from an  organized  group will have to be placed  through a single  investment  dealer  or other  firm and  identified  as originating from a qualifying purchaser.

The public offering price of Class A shares for purchasers  choosing the initial sales  charge  alternative  is the net asset value plus a sales  charge,  as set forth below.

                                                               Sales Charge
                                                               ------------
                                                                                         Allowed to Dealers
                                           As a Percentage of    As a Percentage of     as a Percentage of
Amount of Purchase                           Offering Price*      Net Asset Value**        Offering Price
------------------                           ---------------      -----------------        --------------
Less than $50,000                                  5.75%                  6.10%                 5.20%
$50,000 but less than $100,000                     4.50                   4.71                  4.00
$100,000 but less than $250,000                    3.50                   3.63                  3.00
$250,000 but less than $500,000                    2.60                   2.67                  2.25
$500,000 but less than $1 million                  2.00                   2.04                  1.75
$1 million and over                                .00***                  .00***             ****

*        The offering price includes the sales charge.

**       Rounded to the nearest one-hundredth percent.

***      Redemption  of shares  may be subject to a  contingent  deferred  sales charge as discussed below.

****     Commission is payable by SDI as discussed below.

Class A NAV Sales. Class A shares may be sold at net asset value to:

(a)      a current or former director or trustee of Deutsche or Scudder Funds;

(b)      an  employee,  the  employee's  spouse or life  partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder Investments family of funds or a broker-dealer authorized to sell shares of a fund;

(c)      registered  representatives  and  employees  of  broker-dealers  having selling group agreements with SDI and officers, directors and employees of  service  agents  of a fund,  for  themselves  or their  spouses  or dependent children;

(d)      certain  professionals  who assist in the  promotion  of Scudder  Funds pursuant to personal  services  contracts  with SDI, for  themselves or members  of  their  families.  SDI in  its  discretion  may  compensate financial

                                       47

         services  firms for sales of Class A shares  under this  privilege at a commission rate of 0.50% of the amount of Class A shares purchased;

(e)      any trust, pension,  profit-sharing or other benefit plan for only such persons listed under the preceding paragraphs (a) and (b);

(f)      persons who purchase such shares  through bank trust  departments  that process  such  trades  through an  automated,  integrated  mutual  fund clearing program provided by a third party clearing firm;

(g)      persons  who  purchase  shares  of a fund  through  SDI as  part  of an
         automated   billing  and  wage  deduction   program   administered   by
         RewardsPlus  of America for the benefit of employees  of  participating employer groups;

(h)      selected employees  (including their spouses and dependent children) of banks and other  financial  services firms that provide  administrative
         services   related  to  order   placement  and  payment  to  facilitate
         transactions  in  shares  of a fund for their  clients  pursuant  to an agreement with SDI or one of its  affiliates.  Only those  employees of such banks and other  firms who as part of their usual  duties  provide services related to transactions in Fund shares qualify;

(i)      unit  investment  trusts  sponsored  by Ranson &  Associates,  Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates,
         Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(j)      through certain  investment  advisors  registered  under the Investment
         Advisers Act of 1940 and other  financial  services firms acting solely
         as  agent  for  their  clients,   that  adhere  to  certain   standards
         established  by SDI,  including a requirement  that such shares be sold for  the  benefit  of  their  clients  participating  in an  investment advisory program or agency commission  program under which such clients pay a fee to  the  investment  advisor  or  other  firm  for  portfolio management  or agency  brokerage  services.  Such  shares  are sold for investment  purposes and on the condition  that they will not be resold except through redemption or repurchase by a fund;

(k)      (1) employer sponsored employee benefit plans using the Flex subaccount recordkeeping  system ("Flex Plans"),  established  prior to October 1,
         2003, provided that the Flex Plan is a  participant-directed  plan that has not less than 200 eligible  employees;  (2) a  participant-directed
         qualified   retirement  plan  described  in  Code  Section  401(a),   a
         participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section  403(b)(7)  which is not  sponsored by a K-12 school district, provided that the amount invested in Class A shares of a fund or

                                       48

         other Scudder Funds totals at least $1,000,000,  including purchases of
         Class A shares pursuant to the "Combined Purchases," "Letter of Intent"
         and "Cumulative Discount" features referred to below (collectively, the
         "Large Order NAV Purchase  Privilege");  or (3) if you are investing $1 million or more,  either as a lump sum or through  the Large  Order NAV
         Purchase  Privilege  (if no other net asset  value  purchase  privilege applies); and

(l)      in  connection  with the  acquisition  of the  assets  of or  merger or consolidation  with another investment  company,  or to shareholders in connection  with the investment or  reinvestment  of income and capital gain dividends, and under other circumstances deemed appropriate by SDI and consistent with regulatory requirements.

Class A shares also may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et
al. v. Kemper  Short-Term  Global  Income Fund, et al., Case No. 93 C 5231 (N.D.
IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for  non-individual  class members.  To make a  purchase  at net asset  value  under  this  privilege,  the investor  must,  at the time of  purchase,  submit a  written  request  that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin  Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares  purchased  under  this  privilege.  For  more  details  concerning  this privilege,  class members should refer to the Notice of (1) Proposed  Settlement with Defendants;  and (2) Hearing to Determine Fairness of Proposed  Settlement,
dated  August 31,  1995,  issued in  connection  with the  aforementioned  court proceeding.  For  sales of Fund  shares  at net  asset  value  pursuant  to this privilege,  SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25%
of net assets attributable to such shares maintained and serviced by the firm. A firm  becomes  eligible  for  the  concession  based  upon  assets  in  accounts attributable  to shares  purchased  under this  privilege in the month after the month of purchase and the  concession  continues  until  terminated  by SDI. The privilege of  purchasing  Class A shares of a fund at net asset value under this privilege is not available if another net asset value  purchase  privilege  also applies.

Class A  Quantity  Discounts.  An  investor  or the  investor's  dealer or other financial  services  firm  must  notify  the  Shareholder  Service  Agent or SDI whenever  a  quantity  discount  or  reduced  sales  charge is  applicable  to a purchase.

Combined Purchases. A fund's Class A shares (or the equivalent) may be purchased at the  rate  applicable  to the  sales  charge  discount  bracket  attained  by combining  concurrent  investments  in Class A shares of any Scudder  Funds that bear a sales charge.

For purposes of the Combined Purchases, Letter of Intent and Cumulative Discount
features  described below,  employer  sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder  Service
Agent may include: (a) Money Market Funds as "Scudder Funds", (b) all classes of shares of any Scudder Fund and (c) the value of any other plan investments, such as  guaranteed  investment  contracts  and employer  stock,  maintained  on such subaccount record keeping system.

Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable  prospectus,  also apply to the aggregate  amount of purchases of
Class A shares of Scudder  Funds that bear a sales charge made by any  purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by
SDI. The Letter,  which  imposes no  obligation  to purchase or sell  additional
Class A shares, provides for a price adjustment depending upon the actual amount purchased  within  such  period.  The Letter  provides  that the first  purchase following  execution  of the  Letter  must be at least 5% of the  amount  of the intended  purchase,  and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending  completion of the intended purchase.  If the total  investments under the Letter are less than the intended amount and thereby  qualify only for a higher sales charge than  actually  paid, the  appropriate  number of escrowed  shares are redeemed and the proceeds  used toward  satisfaction  of the obligation to pay the increased  sales charge.  The
Letter  for  an  employer-sponsored  employee  benefit  plan  maintained  on the subaccount record keeping system available through the Shareholder Service Agent

                                       49

may have special  provisions  regarding  payment of any  increased  sales charge resulting from a failure to complete the intended  purchase under the Letter.  A shareholder may include the value (at the maximum  offering price) of all shares of such Scudder  Funds held of record as of the initial  purchase date under the
Letter as an "accumulation  credit" toward the completion of the Letter,  but no price adjustment will be made on such shares.

Class A Cumulative  Discount.  Class A shares of a fund may also be purchased at the rate  applicable to the discount  bracket  attained by adding to the cost of shares being  purchased,  the value of all Class A shares of Scudder  Funds that bear a sales charge  (computed at the maximum  offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class C  Purchases.  As of February  1, 2003,  Class C shares are offered at net asset  value with an  up-front  sales  charge of 1.00%.  Class C shares are also subject to a contingent deferred sales charge and a Rule 12b-1 distribution fee.

You may be able to buy Class C shares  without an up-front sales charge when you purchase Class C shares in connection with the following types of  transactions:

o        Additional  purchases of Class C shares made in an existing account and in the same fund(s) by existing  Class C shareowners  as of January 31,
         2003;

o        Exchanges  as of Class C shares made in an existing  account by current
         Class C shareowners as of January 31, 2003;

o        Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o        Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o        Purchases of Class C shares through certain  broker-dealers  which have entered into an agreement with the Advisor and/or the Distributor.

Your financial  representative or Shareholder Services can answer your questions and help you determine if you are eligible.

Multi-Class Suitability.  SDI has established the following procedures regarding the  purchase of Class A, Class B and Class C Shares.  These  procedures  do not reflect  in any way the  suitability  of a  particular  class  of  shares  for a particular  investor  and  should  not be  relied  upon as such.  A  suitability determination  must be made by investors with the assistance of their  financial representative. Orders for Class B Shares or Class C Shares for $500,000 or more will be declined with the exception of orders  received from employer  sponsored employee benefit plans using the Flex subaccount recordkeeping system.

The  following  provisions  apply to the sale of  Class A,  Class B and  Class C
Shares to Flex Plans.  Class B Shares will not be sold to Flex Plans established on the Flex subaccount  recordkeeping  system after October 1, 2003.  Orders for
Class B Shares or Class C Shares for Flex Plans (not including  plans under Code
Section 403 (b)(7) sponsored by a K-12 school district)  established on the Flex subaccount  recordkeeping  system  prior to  October  1, 2002  will be  invested instead in Class A Shares at net asset value when the combined  subaccount value in a Fund or other  Scudder  Funds or other  eligible  assets is in excess of $5 million including  purchases  pursuant to the "Combined  Purchases,"  "Letter of
Intent"  and  "Cumulative   Discount"   features  described  below.  Flex  Plans
established  prior to  October  1,  2002  with  eligible  assets of less than $5 million may continue to purchase  Class B Shares or Class C Shares until October
1, 2005.  Flex Plans set-up on the Flex  subaccount  recordkeeping  system after
October 1, 2002 will automatically  begin purchasing Class A shares at net asset value once the plan's eligible  assets reach $1 million.  After October 1, 2005, all Flex Plans with eligible assets over $1 million must begin  purchasing Class
A Shares.

                                       50

Purchase  of Class I Shares.  Class I shares  are  offered  at net  asset  value without an initial  sales  charge and are not subject to a  contingent  deferred sales  charge or a Rule 12b-1  distribution  fee. As a result of the  relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and,  therefore,  the overall  investment  value, will  typically be higher for Class I shares than for Class A, Class B, or Class
C shares.

Class  I  shares  are  available  for  purchase  exclusively  by  the  following categories of institutional  investors:  (1) tax-exempt retirement plans (Profit
Sharing,  401(k),  Money  Purchase  Pension  and Defined  Benefit  Plans) of the
Advisor and its  affiliates  and rollover  accounts  from those  plans;  (2) the following investment advisory clients of the Advisor and its investment advisory affiliates  that  invest at least $1  million  in a Fund:  unaffiliated  benefit plans,  such as qualified  retirement  plans (other than  individual  retirement accounts and self-directed  retirement plans);  unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit  organizations;  (3)  investment-only  accounts  for large  qualified plans,  with at  least  $50  million  in total  plan  assets  or at  least  1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments  providing  fee  based  advisory  services  that  invest at least $1 million in a Fund on behalf of each trust; and (5) investment  companies managed by the Advisor that invest  primarily  in other  investment  companies.  Class I shares currently are available for purchase only from Scudder Distributors, Inc.
("SDI"),  principal  underwriter for each Fund, and, in the case of category (4)
above, selected dealers authorized by SDI.

Purchase of Institutional Class Shares.  Information on how to buy Institutional
Class shares is set forth in the section entitled "Buying and Selling Shares" in the relevant Fund's  prospectuses.  The following  supplements that information.
The minimum initial investment for Institutional Class shares is $250,000. There is no minimum  subsequent  investment  requirement for the  Institutional  Class shares.  The  minimum  amounts  may be  changed  at  any  time  in  management's discretion.

Investors  may  invest in  Institutional  Class  shares by setting up an account directly with a Fund's  transfer  agent or through an authorized  service agent.
Investors who establish  shareholder  accounts  directly with a fund's  transfer agent  should  submit  purchase  and  redemption  orders  as  described  in  the
Prospectus.  Additionally,  each Fund has authorized  brokers to accept purchase and redemption orders for Institutional  Class shares, as well as Class A, B and
C shares  for each  Fund.  Brokers,  including  authorized  brokers  of  service organizations,  are, in turn,  authorized to designate other  intermediaries  to accept purchase and redemption  orders on a Fund's behalf.  Investors who invest through brokers, service organizations or their designated intermediaries may be subject  to  minimums  established  by their  broker,  service  organization  or designated intermediary.

A Fund will be deemed to have  received a purchase or  redemption  order when an authorized  broker,  service  organization  or,  if  applicable,  an  authorized designee,  accepts the order.  Shares of a Fund may be  purchased or redeemed on any Business  Day at the net asset value next  determined  after  receipt of the order,  in good order, by Scudder  Investments  Service  Company.  Investors who
invest through  authorized  brokers,  service  organizations or their designated intermediaries  should submit  purchase and redemption  orders directly to their
broker,  service  organization  or  designated   intermediary.   The  broker  or
intermediary may charge you a transaction fee.

                                       51

To sell shares in a  retirement  account,  your request must be made in writing, except for exchanges to other eligible funds in the Scudder  Investments  family of funds,  which can be requested  by phone or in writing.  For  information  on retirement distributions, contact your Service Agent or call Scudder Investments
Service Company at 1-800-621-1048.

To sell  shares  by bank wire you will  need to sign up for  these  services  in advance when completing your account application.

Automatic  Investment  Plan. A shareholder may purchase  additional  shares of a fund through an automatic  investment program.  With the Direct Deposit Purchase
Plan ("Direct  Deposit"),  investments are made  automatically  (minimum $50 and maximum $250,000) from the shareholder's  account at a bank, savings and loan or credit union into the shareholder's  Fund account.  Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request.  A fund may immediately  terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution.

Payroll  Investment  Plans. A shareholder  may purchase  shares through  Payroll
Direct Deposit or Government  Direct  Deposit.  Under these  programs,  all or a portion of a shareholder's  net pay or government check is invested each payment period.  A shareholder may terminate  participation  in these programs by giving
written  notice  to  the  shareholder's   employer  or  government   agency,  as
appropriate.  (A reasonable  time to act is required.) A fund is not responsible for the  efficiency of the employer or  government  agency making the payment or any financial institutions transmitting payments.

It is our policy to offer purchase  privileges to current or former directors or trustees of the Deutsche or Scudder  mutual funds,  employees,  their spouses or life partners and children or  step-children  age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder family of funds or a broker-dealer  authorized to sell shares of the funds.  Qualified  individuals will  generally  be  allowed  to  purchase  shares in the class  with the lowest expense ratio,  usually the Institutional Class shares. If a fund does not offer
Institutional  Class shares,  these  individuals  will be allowed to buy Class A shares at NAV.  The funds also  reserve the right to waive the  minimum  account balance  requirement for employee and director accounts.  Fees generally charged to IRA accounts will be charged to accounts of employees and directors.

Redemptions

A fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the Exchange is closed other than  customary  weekend and holiday  closings or during any period in which  trading on the  Exchange is restricted,  (b) during any period when an emergency exists as a result of which
(i) disposal of a fund's investments is not reasonably  practicable,  or (ii) it is not  reasonably  practicable  for a fund to  determine  the  value of its net assets,  or (c) for such other  periods  as the SEC may by order  permit for the protection of a fund's shareholders.

A  request  for  repurchase  (confirmed  redemption)  may be  communicated  by a shareholder  through a financial services firm to SDI, which firms must promptly submit orders to be effective.

Redemption  requests  must be  unconditional.  Redemption  requests (and a stock power for certificated  shares) must be duly endorsed by the account holder.  As specified  in  the  prospectus,  signatures  may  need  to  be  guaranteed  by a commercial bank, trust company,  savings and loan  association,  federal savings bank,  member  firm  of  a  national  securities  exchange  or  other  financial institution  permitted by SEC rule.  Additional  documentation  may be required,
particularly  from   institutional  and  fiduciary  account  holders,   such  as
corporations,  custodians  (e.g.,  under the Uniform  Transfers  to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the  redemption  (prior to the  imposition of any  contingent deferred  sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record,  normally a telephone request or a written  request by any one account  holder  without a signature  guarantee is sufficient for  redemptions by individual or joint account  holders,  and trust, executor and guardian account holders  (excluding  custodial  accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account  registration.

                                       52

Other  institutional  account holders and guardian  account holders of custodial accounts for gifts and transfers to minors may exercise  this special  privilege of redeeming  shares by telephone  request or written request without  signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional  account holder or guardian  account holder by written  instruction to the  Shareholder  Service
Agent  with  signatures  guaranteed.  This  privilege  may not be used to redeem shares  held in  certificated  form  and  may  not be used if the  shareholder's account has had an address change within 15 days of the redemption request.

Wires.  Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed  by a fund for up to  seven  days if a fund or the  Shareholder  Service
Agent deems it appropriate under then-current market conditions.  The ability to send wires is limited by the business hours and holidays of the firms  involved.
A fund is not  responsible  for the efficiency of the federal wire system or the account  holder's  financial  services  firm or  bank.  The  account  holder  is responsible  for any charges  imposed by the account  holder's  firm or bank. To change the  designated  account  to receive  wire  redemption  proceeds,  send a written  request  to  the  funds'  Shareholder  Service  Agent  with  signatures guaranteed as described above or contact the firm through which Fund shares were purchased.

Automatic  Withdrawal  Plan.  The owner of $5,000 or more of a class of a fund's shares at the  offering  price (net  asset  value  plus,  in the case of Class A shares,  the initial  sales charge) may provide for the payment from the owner's account of any  requested  dollar amount to be paid to the owner or a designated payee monthly,  quarterly,  semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which  shares,  subject to CDSC may be redeemed is 12% of the net asset value of the account. Shares are redeemed so that the payee should receive payment  approximately  the first of the month.  Investors  using this Plan must reinvest Fund distributions.

The purchase of Class A shares while  participating  in a systematic  withdrawal plan will  ordinarily be  disadvantageous  to the investor  because the investor will be paying a sales  charge on the  purchase  of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals.

Contingent  Deferred Sales Charge (CDSC).  The following example will illustrate the operation of the CDSC.  Assume that an investor  makes a single  purchase of
$10,000  of a fund's  Class B shares  and that 16 months  later the value of the shares has grown by $1,000  through  reinvested  dividends  and by an additional
$1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire  $12,000 in share  value,  the CDSC would be payable only with respect to $10,000  because  neither the $1,000 of reinvested  dividends nor the
$1,000 of share  appreciation  is subject to the charge.  The charge would be at the rate of 3.00%  ($300)  because it was in the second year after the  purchase was made.

The rate of the CDSC is  determined  by the length of the  period of  ownership.
Investments  are tracked on a monthly  basis.  The period of ownership  for this purpose  begins the first day of the month in which the order for the investment is received.  For example, an investment made in March 1998 will be eligible for the second  year's charge if redeemed on or after March 1, 1999. In the event no specific  order is  requested  when  redeeming  shares  subject  to a CDSC,  the redemption will be made first from shares representing  reinvested dividends and then from the earliest purchase of shares.  SDI receives any CDSC directly.  The charge will not be imposed  upon  redemption  of  reinvested  dividends or share appreciation.

The Class A CDSC will be waived in the event of:

(a)      redemptions  by  a   participant-directed   qualified  retirement  plan
         described in Code Section 401(a), a participant-directed  non-qualified
         deferred   compensation  plan  described  in  Code  Section  457  or  a
         participant-directed   qualified  retirement  plan  described  in  Code
         Section 403(b)(7) which is not sponsored

                                       53

         by a K-12 school district;

(b)      redemptions  by  employer-sponsored  employee  benefit  plans using the subaccount record keeping system made available through the Shareholder
         Service Agent;

(c)      redemption  of shares of a  shareholder  (including a registered  joint owner) who has died;

(d)      redemption  of shares of a  shareholder  (including a registered  joint owner) who after purchase of the shares being redeemed  becomes totally disabled  (as  evidenced  by a  determination  by  the  federal  Social
         Security Administration);

(e)      redemptions  under a fund's  Automatic  Withdrawal Plan at a maximum of
         12% per year of the net asset value of the account; and

(f)      redemptions  of  shares  whose  dealer  of  record  at the  time of the investment  notifies  SDI  that the  dealer  waives  the  discretionary commission applicable to such Large Order NAV Purchase.

The Class B CDSC will be waived  for the  circumstances  set forth in items (c),
(d) and (e) for Class A shares. In addition, this CDSC will be waived:

(g)      for redemptions made pursuant to any IRA systematic withdrawal based on the  shareholder's  life  expectancy  including,  but not  limited  to, substantially  equal periodic  payments  described in Internal  Revenue
         Code Section 72(t)(2)(A)(iv) prior to age 59 1/2;

(h)      for redemptions to satisfy required minimum  distributions after age 70
         1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts); and

(i)      in connection with the following redemptions of shares held by employer sponsored  employee benefit plans  maintained on the subaccount  record keeping system made available by the Shareholder  Service Agent: (1) to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the CDSC and the  conversion  privilege),
         (2) in connection  with  retirement  distributions  (limited at any one time to 12% of the total value of plan assets invested in a fund),  (3)
         in  connection  with   distributions   qualifying  under  the  hardship
         provisions of the Internal Revenue Code and (4) representing returns of excess contributions to such plans.

The Class C CDSC will be waived  for the  circumstances  set forth in items (b),
(c), (d) and (e) for Class A shares and for the circumstances set forth in items
(g) and (h) for Class B shares. In addition, this CDSC will be waived for:

(j)      redemption  of shares by an employer  sponsored  employee  benefit plan that  offers  funds in addition  to Scudder  Funds and whose  dealer of record has waived the advance of the first year administrative  service and  distribution  fees applicable to such shares and agrees to receive such fees quarterly, and

(k)      redemption  of  shares  purchased  through  a  dealer-sponsored   asset
         allocation  program  maintained  on an  omnibus  record-keeping  system provided  the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In-kind  Redemptions.  A Fund  reserves  the  right to  honor  any  request  for redemption  or  repurchase  by  making  payment  in whole or in part in  readily marketable  securities.  These securities will be chosen by a fund and valued as they are for purposes of computing a fund's net asset value.  A shareholder  may incur transaction expenses in converting these securities to cash.

                                       54

Exchanges

Shareholders  may request a taxable  exchange of their  shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions  below. For purposes of calculating any CDSC,  amounts exchanged retain their original cost and purchase date.

Shares of money  market  funds that were  acquired  by purchase  (not  including shares acquired by dividend  reinvestment)  are subject to the applicable  sales charge on exchange. Series of Scudder Target Fund are available on exchange only during  the  Offering  Period for such  series as  described  in the  applicable prospectus.  Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash
Account  Trust,  Investors  Municipal  Cash Fund and  Investors  Cash  Trust are
available  on  exchange  but only  through a  financial  services  firm having a services  agreement  with SDI. You may exchange from the following  money market funds into the same class of a Scudder fund,  if available,  at net asset value, subject to the conditions  detailed in each fund's  prospectus:  Cash Management
Fund Investment,  Tax Free Money Fund  Investment,  New York Tax Free Money Fund
Investment,  Treasury Money Fund Investment,  Money Market Fund Investment, Cash
Management Fund  Institutional,  Cash Reserves Fund  Institutional  and Treasury
Money Fund Institutional.

Shares of a  Scudder  Fund with a value in  excess  of  $1,000,000  acquired  by exchange  through  another Scudder Fund, or from a money market fund, may not be exchanged  thereafter  until they have been owned for 15 days (the  "15-Day Hold
Policy").  In addition,  shares of a Scudder Fund with a value of  $1,000,000 or less  acquired by exchange  from another  Scudder  Fund,  or from a money market fund,  may not be exchanged  thereafter  until they have been owned for 15 days, if, in the Advisor's judgment,  the exchange activity may have an adverse effect on a fund. In  particular,  a pattern of exchanges that coincides with a "market timing"  strategy may be  disruptive  to the Scudder Fund and  therefore  may be subject to the 15-Day  Hold  Policy.  For  purposes of  determining  whether the
15-Day Hold Policy applies to a particular exchange,  the value of the shares to be  exchanged  shall be  computed  by  aggregating  the  value of  shares  being
exchanged  for  all  accounts  under  common  control,   discretion  or  advice,
including,  without  limitation,  accounts  administered by a financial services firm offering market timing, asset allocation or similar services.

Shareholders must obtain prospectuses of the Funds they are exchanging into from dealers, other firms or SDI.

Automatic Exchange Plan. The owner of $1,000 or more of any class of shares of a
Scudder Fund may  authorize the  automatic  exchange of a specified  amount ($50 minimum)  of such  shares for shares of the same class of another  such  Scudder
Fund.  Exchanges  will be made  automatically  until the  shareholder  or a fund terminates  the  privilege.  Exchanges  are subject to the terms and  conditions described above.

Multi-Class  Conversions.  For purposes of conversion to Class A shares,  shares purchased  through the  reinvestment of dividends and other  distributions  paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Dividends

Each Fund intends to follow the practice of  distributing  substantially  all of its investment company taxable income, which includes any excess of net realized short-term  capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized  long-term capital gains over net realized  short-term capital losses.  However,  each Fund may retain all or part of such gain for  reinvestment,  after paying the related federal taxes for which  shareholders may then be able to claim a credit against their federal tax liability. If a Fund does not distribute the amount of capital gain  and/or  ordinary  income  required  to be  distributed  by an  excise  tax provision  of the Code,  a Fund may be subject to that  excise  tax.  In certain circumstances,  a Fund may determine that it is in the interest of  shareholders to distribute less than the required amount.

Each Fund (except Scudder Tax Advantaged  Dividend Fund which will distribute on a quarterly  basis in addition to the times listed below)  intends to distribute dividends  from its net investment  income  excluding  short-term  capital gains annually in December. Each Fund intends to distribute net realized capital gains after utilization

                                       55

of capital loss  carryforwards,  if any, in December to prevent application of a federal excise tax. An additional distribution may be made, if necessary.

Any dividends or capital gains  distributions  declared in October,  November or
December  with a record  date in such a month  and  paid  during  the  following
January will be treated by  shareholders  for federal  income tax purposes as if received on December 31 of the calendar year declared.

Dividends  paid by a fund  with  respect  to each  class of its  shares  will be calculated in the same manner, at the same time and on the same day.

The level of income  dividends  per share (as a  percentage  of net asset value)
will be lower for Class B and Class C Shares  than for Class A Shares  primarily as a result of the  distribution  services fee applicable to Class B and Class C
Shares.  Distributions of capital gains, if any, will be paid in the same amount for each class.

Income  and  capital  gain  dividends,  if any,  of a fund will be  credited  to shareholder  accounts in full and fractional  shares of the same class of a fund at net asset value on the reinvestment  date,  except that, upon written request to the Shareholder  Service Agent, a shareholder may select one of the following options:

1.       To receive  income and  short-term  capital gain  dividends in cash and long-term  capital  gain  dividends  in shares of the same class at net asset value; or

2.       To receive income and capital gain dividends in cash.

Dividends  will be  reinvested  in  Shares  of the same  class of a fund  unless shareholders  indicate in writing  that they wish to receive  them in cash or in shares of other Scudder  Funds with multiple  classes of shares or Scudder Funds as provided in the prospectus.  See ".Combined  Purchases" for a listing of such other Funds. To use this privilege of investing dividends of a fund in shares of another  Scudder Fund,  shareholders  must  maintain a minimum  account value of
$1,000 in a fund  distributing  the  dividends.  A fund will  reinvest  dividend checks  (and future  dividends)  in shares of that same Fund and class if checks are returned as  undeliverable.  Dividends and other  distributions of a fund in the aggregate  amount of $10 or less are  automatically  reinvested in shares of the same Fund and class unless the shareholder  requests in writing that a check be issued for that particular distribution.

If an investment is in the form of a retirement  plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

If  a  shareholder   has  elected  to  reinvest  any   dividends   and/or  other
distributions,  such  distributions  will be made in  shares  of that  Fund  and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent.  Distributions of investment company taxable income and net realized  capital  gains are  taxable,  whether made in shares or cash.

Each  distribution  is  accompanied  by a  brief  explanation  of the  form  and character of the  distribution.  The  characterization  of distributions on such correspondence may differ from the characterization for federal tax purposes. In
January of each year each Fund issues to each  shareholder  a  statement  of the federal income tax status of all distributions in the prior calendar year.

Each Fund may at any time vary its foregoing dividend practices and,  therefore, reserves  the  right  from  time to time to  either  distribute  or  retain  for reinvestment  such of its net  investment  income  and  its net  short-term  and long-term  capital  gains as its  Board  determines  appropriate  under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional  distributions of net investment  income or capital gain net income in order to satisfy the minimum  distribution  requirements  contained in the Internal Revenue Code of 1986, as amended (the "Code").

                                       56

                                      TAXES

The following is intended to be a general  summary of certain federal income tax consequences  of  investing  in the  funds.  It is not  intended  as a  complete discussion  of all such  consequences,  nor  does it  purport  to deal  with all categories of investors.  Investors are therefore  advised to consult with their tax advisors before making an investment in a fund.

Taxation  of the Funds.  Each Fund has  elected  to be  treated  as a  regulated investment  company  under  Subchapter  M of the Code and has  qualified as such since its inception. Each fund intends to continue to so qualify in each taxable year as required  under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, a fund must  meet  certain  requirements  regarding  the  source  of  its  income,  the diversification of its assets, and the distribution of its income:

(a)      A fund must  derive at least 90% of its gross  income  from  dividends, interest,  payments with respect to certain securities loans, and gains from the sale of stock,  securities  and foreign  currencies,  or other income  (including but not limited to gains from options,  futures,  or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

(b)      A fund must  diversify its holdings so that, at the end of each quarter of its taxable  year,  (i) at least 50% of the market value of a fund's
         assets  is  represented  by  cash  and  cash  items,  U.S.   government
         securities,  securities of other regulated  investment  companies,  and other  securities  limited  in respect of any one issuer to a value not greater  than 5% of the value of a fund's  total assets and to not more than 10% of the outstanding  voting securities of such issuer, and (ii)
         not  more  than 25% of the  value  of its  assets  is  invested  in the securities (other than those of the U.S.  Government or other regulated investment companies) of any one issuer or of two or more issuers which a fund controls and which are engaged in the same,  similar, or related trades or businesses.

(c)      A fund is required to  distribute to its  shareholders  at least 90% of its taxable and tax-exempt net investment  income (including the excess of net short-term  capital gain over net long-term  capital losses) and generally  is not  subject to federal  income tax to the extent that it distributes  annually  such  net  investment  income  and net  realized capital gains in the manner required under the Code.

If for any taxable year a fund does not qualify for the special  federal  income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal  income tax at regular  corporate  rates (without any deduction for distributions to its  shareholders),  and all  distributions  from earnings and profits,  including any  distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income.
Such  distributions  would be eligible (i) to be treated as  qualified  dividend income  in the  case of  shareholders  taxed  as  individuals  and  (ii) for the dividends received deduction in the case of corporate shareholders. In addition, a fund could be required to recognize  unrealized  gains, pay substantial  taxes and  interest  and  make  substantial  distributions  before  requalifying  as a regulated investment company that is accorded special tax treatment.

Each fund is subject to a 4% nondeductible  excise tax on amounts required to be but not distributed under a prescribed formula.  The formula requires payment to shareholders  during a calendar year of distributions  representing at least 98%
of a fund's  taxable  ordinary  income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period  ending  October 31 (in most cases) of such year as well as amounts  that were neither  distributed  nor taxed to a fund during the prior  calendar  year.
Although a fund's  distribution  policies  should  enable it to avoid excise tax liability,  a fund may  retain  (and be  subject  to income or excise  tax on) a portion of its capital  gain or other income if it appears to be in the interest of such Fund.  Distributions of investment  company taxable income are generally taxable to shareholders as ordinary income.

Taxation of Fund  distributions.  Distributions  from a fund  generally  will be taxable to shareholders as ordinary income to the extent derived from investment income and net  short-term  capital  gains.  Distributions  of net capital gains
(that is, the excess of net gains from the sale of capital assets held more than one year over net losses

                                       57

from the sale of  capital  assets  held for not  more  than one  year)  properly designated  as  capital  gain  dividends  will be  taxable  to  shareholders  as long-term capital gain, regardless of how long a shareholder has held the shares in a fund.

Long-term  capital gain rates  applicable to individuals  have been  temporarily reduced--in  general,  to 15% with lower rates  applying to taxpayers in the 10%
and 15% rate  brackets--for  taxable years  beginning on or before  December 31,
2008.

For taxable years beginning on or before December 31, 2008,  "qualified dividend income"  received  by an  individual  will be taxed at the rates  applicable  to long-term capital gain. Qualified dividend income does not include interest from fixed-income securities.  In order for some portion of the dividends received by a Fund  shareholder to be qualified  dividend  income,  a fund must meet holding
period  and  other   requirements   with   respect   to  some   portion  of  the
dividend-paying  stocks in its portfolio and the  shareholder  must meet holding period and other  requirements  with respect to a fund's shares. A dividend will not be treated as qualified  dividend  income (at either the Fund or shareholder level) (1) if the  dividend is received  with respect to any share of stock held for fewer than 61 days during the 120-day period  beginning on the date which is
60 days before the date on which such share becomes  ex-dividend with respect to such dividend (or, in the case of certain  preferred  stock,  91 days during the
180-day period  beginning 90 days before such date),  (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise)
to make related payments with respect to positions in  substantially  similar or related  property,  or (3) if the recipient  elects to have the dividend  income treated as investment  income for purposes of the limitation on deductibility of investment  interest.  In order for a dividend paid by a foreign  corporation to constitute  "qualified  dividend  income," the foreign  corporation  must (1) be eligible for the benefits of a  comprehensive  income tax treaty with the United
States (or the stock on which the  dividend is paid must be readily  tradable on an established  securities market in the United States),  and (2) not be treated as a foreign personal holding company,  foreign investment  company,  or passive foreign investment company.

In  general,  distributions  of  investment  income  designated  by a  regulated investment  company as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual,  provided the shareholder meets the holding period and other requirements described above with respect to a fund's shares.

Only  qualified  dividend  income  received by a fund after December 31, 2002 is eligible  for  pass-through  treatment.  If the  aggregate  qualified  dividends received by a Fund during any taxable year are 95% or more of its gross  income, then 100% of a fund's  dividends  (other than properly  designated  capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose,  the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Capital gains  distributions  may be reduced if Fund capital loss  carryforwards are  available.  Any  capital  loss  carryforwards  and  any  post-October  loss deferrals  to which a fund is entitled are  disclosed in each fund's  annual and semi-annual reports to shareholders.

All  distributions  by a fund result in a reduction  in the net asset value of a fund's  shares.  Should  a  distribution  reduce  the net  asset  value  below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above,  even though, from an investment standpoint, it may constitute a partial return of capital. In particular,  investors  should be careful to consider  the tax  implications  of buying  shares just prior to a  distribution.  The price of shares  purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a  distribution  will receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Sale or  redemption of shares.  The sale,  exchange or redemption of Fund shares may give rise to a gain or loss.  In general,  any gain or loss  realized upon a taxable  disposition of shares will be treated as long-term capital gain or loss if the  shares  have been held for more than 12 months.  Otherwise,  the gain or loss on the taxable  disposition  of Fund  shares will be treated as  short-term capital gain or loss.  However,  any loss realized upon a taxable disposition of shares  held for six months or less will be treated as  long-term,  rather  than short-term,  to the extent of any long-term capital gain distributions  received
(or deemed  received) by the  shareholder  with respect to the shares.  All or a

                                       58

portion of any loss realized upon a taxable  disposition  of Fund shares will be disallowed  if other  substantially  identical  shares  of a fund are  purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Dividends received deduction.  Dividends from domestic corporations may comprise a substantial part of a fund's gross income. If any such dividends  constitute a portion of a fund's gross  income,  a portion of the income  distributions  of a
fund  may  be  eligible  for  the  70%  deduction  for  dividends   received  by
corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a fund  with  respect  to which  the  dividends  are  received  are  treated  as debt-financed  under  federal  income tax law and is  eliminated if either those shares  or the  shares  of a fund are  deemed to have been held by a fund or the shareholder,  as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Foreign  Taxation.  Foreign  withholding  or other foreign taxes with respect to income  (possibly  including,  in some cases,  capital gains) on certain foreign securities may occur.  These taxes may be reduced or eliminated  under the terms of an applicable  U.S.  income tax treaty.  As it is not expected that more than
50% of the value of total  assets will consist of  securities  issued by foreign corporations,  a fund will not be eligible to pass through to  shareholders  its proportionate share of any foreign taxes paid, with the result that shareholders will not be able to  include  in income,  and will not be  entitled  to take any credits or deductions for such foreign taxes.

Passive Foreign  Investment  Companies.  Equity investments by a fund in certain
"passive foreign  investment  companies"  ("PFICs") could potentially  subject a fund to a U.S. federal income tax (including  interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company,  which tax cannot be eliminated by making  distributions to Fund shareholders. However, a fund may elect to avoid the imposition of that tax. For example, a fund may elect to treat a PFIC as a "qualified electing fund" (a "QEF election"),  in which case a fund will be  required  to include its share of the company's  income  and net  capital  gains  annually,  regardless  of whether it receives any distribution from the company.  A fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market"
as though it had sold and  repurchased  its  holdings in those PFICs on the last day of a fund's  taxable  year.  Such gains and losses are  treated as  ordinary income  and  loss.  The QEF and  mark-to-market  elections  may  accelerate  the recognition  of income  (without  the receipt of cash) and  increase  the amount required to be distributed by a fund to avoid  taxation.  Making either of these elections therefore may require a fund to liquidate other investments (including when it is not  advantageous  to do so) to meet  its  distribution  requirement, which also may  accelerate  the  recognition  of gain and affect a fund's  total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Tax effects of certain transactions. A fund's use of options, futures contracts, forward  contracts  (to  the  extent  permitted)  and  certain  other  Strategic
Transactions  will be subject to special  tax rules  (including  mark-to-market, constructive sale, straddle,  wash sale, short sale and other rules), the effect of which may be to accelerate  income,  defer losses,  cause  adjustments in the holding  periods of portfolio  securities,  convert  capital gains into ordinary income and convert  short-term  capital  losses into long-term  capital  losses.
These  rules  could  therefore  affect  the  amount,  timing  and  character  of distributions to investors.

Transactions in foreign currencies, foreign investment currency-denominated debt securities and certain foreign  currency  options,  futures  contracts,  forward contracts and similar  instruments  (to the extent  permitted)  may give rise to ordinary  income  or  loss to the  extent  such  income  or  loss  results  from fluctuations in the value of the foreign currency concerned.

A fund's  investment  in zero  coupon  bonds and other debt  obligations  having original issue  discount may cause a fund to recognize  taxable income in excess of any cash received from the investment.

Under current law, the Funds serve to block  unrelated  business  taxable income
("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing,  a  tax-exempt  shareholder  could  realize  UBTI  by  virtue  of its investment  in a Fund if either:  (1) a fund  invests in real estate  investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs");  or (2) shares in a fund constitute

                                       59

debt-financed  property in the hands of the  tax-exempt  shareholder  within the meaning of Code Section 514(b).  If a charitable  remainder trust (as defined in
Code  Section  664)  realizes  any UBTI for a  taxable  year,  it will  lose its tax-exempt  status for the year.  A fund may invest in REITs that hold  residual interests in REMICs.

Other tax considerations.  Under the backup withholding  provisions of the Code, redemption  proceeds as well as  distributions  may be subject to federal income tax withholding for certain shareholders,  including those who fail to furnish a fund with their taxpayer  identification  numbers and certifications as to their tax status.

Shareholders of a fund may be subject to state and local taxes on  distributions received from a fund and on redemptions of a fund's shares.  Any shareholder who is not a U.S.  Person (as such term is defined in the Code) should  consider the
U.S. and foreign tax  consequences  of ownership of shares of a fund,  including the  possibility  that  such  a  shareholder  may  be  subject  to a  flat  U.S.
withholding  tax rate of 30% (or a  potentially  lower rate under an  applicable income tax treaty) on amounts  constituting  ordinary  income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Special tax rules apply to investments  through defined  contribution  plans and other  tax-qualified  plans.  Shareholders  should consult their tax advisers to determine  the  suitability  of shares of a fund as an  investment  through such plans and the precise effect of an investment on their particular tax situation.

Under recently promulgated Treasury regulations,  if a shareholder  recognizes a loss with  respect to a fund's  shares of $2  million or more for an  individual shareholder or $10 million or more for a corporate shareholder,  the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.
Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement,  but under current guidance,  shareholders of a regulated investment  company are not  excepted.  Future  guidance  may extend the current exception  from  this  reporting  requirement  to  shareholders  of  most or all regulated investment  companies.  The fact that a loss is reportable under these regulations  does not affect the legal  determination  of whether the taxpayer's treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

                                 NET ASSET VALUE

The net  asset  value of  shares  of each  Fund is  computed  as of the close of regular trading on the New York Stock Exchange (the  "Exchange") on each day the
Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following  holidays:  New Year's Day, Dr. Martin Luther King,  Jr.
Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,
Thanksgiving  and Christmas,  and on the preceding  Friday or subsequent  Monday when one of these  holidays  falls on a Saturday  or Sunday,  respectively.  Net asset  value  per share is  determined  separately  for each  class of shares by dividing the value of the total assets of a fund  attributable  to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding.  The per share net asset value may be lower for certain classes of a fund because of higher expenses borne by these classes.

An equity  security  is valued at its most  recent  sale  price on the  relevant exchange or OTC market as of the Value Time.  Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange or OTC market as of the Value Time. If it is not possible to determine the  Calculated  Mean, the security  is valued at the most  recent bid  quotation  on such  exchange or OTC market as of the Value Time.  In the case of certain  foreign  exchanges  or OTC markets,  the closing  price  reported by the exchange or OTC market  (which may sometimes be referred to as the "official close" or the "official closing price"
or other  similar  term) will be  considered  the most recent  sale price.  If a security is traded on more than one exchange,  or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows.  Money market instruments  purchased with an  original or  remaining  maturity  of 60 days or less,  maturing at par,  are valued at amortized  cost.  Other money market  instruments  are valued based on information  obtained from an approved  pricing agent or, if such information is not readily  available,  by using  matrix  pricing  techniques  (formula  driven calculations based primarily on current market yields). Bank loans are

                                       60

valued at prices  supplied by an approved  pricing  agent (which are intended to reflect the mean between the bid and asked prices), if available,  and otherwise at the mean of the most recent bid and asked quotations or evaluated  prices, as applicable,  based on quotations or evaluated  prices  obtained from one or more broker-dealers.  Privately  placed  debt  securities,  other than Rule 144A debt securities,  initially are valued at cost and  thereafter  based on all relevant factors  including  type  of  security,  size of  holding  and  restrictions  on disposition.  Municipal  debt  securities  are valued at prices  supplied  by an approved  pricing  agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked  quotations or evaluated  prices  obtained from two  broker-dealers.  Other debt  securities are valued at prices supplied by an approved  pricing  agent,  if  available,  and  otherwise at the most recent bid quotation  or  evaluated  price,  as  applicable,  obtained  from  one  or  more broker-dealers.  If it is not  possible  to  value a  particular  debt  security pursuant to the above  methods,  the  security is valued on the basis of factors including  (but not limited to)  maturity,  coupon,  creditworthiness,  currency denomination,  and the  movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments  is valued at its most recent sale price on the  relevant  exchange.
Lacking any sales,  the option contract is valued at the Calculated  Mean. If it is not possible to determine the Calculated  Mean, the option contract is valued at the most recent bid quotation in the case of a purchased  option  contract or the most recent asked  quotation in the case of a written  option  contract,  in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market is valued on the Value Date at the evaluated price provided by the  broker-dealer  with which it was traded.
Futures contracts (and options thereon) are valued at the most recent settlement price,  if available on the exchange on which they are traded most  extensively.
With the exception of stock index futures  contracts  which trade on the Chicago
Mercantile Exchange,  closing settlement times are prior to the close of trading on the New York Stock Exchange. For stock index futures contracts which trade on
the  Chicago  Mercantile  Exchange,   closing  settlement  prices  are  normally
available  at  approximately  4:20  Eastern  time.  If no  settlement  price  is available, the last traded price on such exchange will be used.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these  portfolio  assets  in terms of U.S.  dollars  is  calculated  by converting  the Local  Currency  into U.S.  dollars at the  prevailing  currency exchange rate on the valuation date.

If market quotations for portfolio assets are not readily available or the value of a portfolio asset as determined in accordance with Board approved  procedures does not represent the fair market value of the  portfolio  asset,  the value of the  portfolio  asset is taken to be an  amount  which,  in the  opinion  of the
Board's Pricing Committee (or, in some cases, the Board's Valuation  Committee), represents fair market value.  The value of other portfolio  holdings owned by a fund is  determined  in a manner  which is intended  to fairly  reflect the fair market value of the asset on the valuation date,  based on valuation  procedures adopted  by a  fund's  Board  and  overseen  primarily  by the  Board's  Pricing
Committee.

                              OFFICERS AND TRUSTEES

The following  table  presents  certain  information  regarding the  Independent
Trustees of each Trust as of December 1, 2003. Each Trustee's age as of December
1, 2003 is set forth in  parentheses  after  his or her name.  Unless  otherwise noted, (i) each Trustee has engaged in the principal  occupation(s) noted in the table for at least the most recent five years,  although not  necessarily in the same  capacity,  and (ii) the address of each  Director/Trustee  is c/o Deutsche
Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The
term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a  successor,  or until  such  Trustee  sooner  dies,  resigns  or is removed as provided in the  governing  documents  of the Trust.  Because each Fund does not hold an annual  meeting of  shareholders,  each  Trustee will hold office for an indeterminate  period.  The  Trustees  of each  Trust may also  serve in similar capacities with other funds in the fund complex.

                                       61

Independent Trustees

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                 Fund Complex
Time Served/\1                 Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------
Henry P. Becton, Jr. (60)      President, WGBH Educational Foundation. Directorships: Becton            48
Trustee, 1990-present          Dickinson and Company (medical technology company); The A.H.
                               Belo Company (media company); Concord Academy; Boston Museum of Science; Public Radio International.  Former
                               Directorships:  American Public Television; New England
                               Aquarium; Mass Corporation for Educational Telecommunications;
                               Committee for Economic Development; Public Broadcasting Service
--------------------------------------------------------------------------------------------------------------------
Dawn-Marie Driscoll (57)       President, Driscoll Associates (consulting firm); Executive              48
Trustee, 1987-present          Fellow, Center for Business Ethics, Bentley College; formerly,
                               Partner, Palmer & Dodge (1988-1990); Vice President of
                               Corporate Affairs and General Counsel, Filene's (1978-1988).
                               Directorships: CRS Technology (technology service company);
                               Advisory Board, Center for Business Ethics, Bentley College;
                               Board of Governors, Investment Company Institute; Chairman,
                               ICI Directors Services Committee
--------------------------------------------------------------------------------------------------------------------
Keith R. Fox (49)              Managing Partner, Exeter Capital Partners (private equity                48
Trustee, 1996-present          funds). Directorships: Facts on File (school and library
                               publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking);
                               K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investments
                               Companies (trade association)
--------------------------------------------------------------------------------------------------------------------
Louis E. Levy (71)             Retired.  Formerly, Chairman of the Quality Control Inquiry              48
Trustee, 2002-present          Committee, American Institute of Certified Public Accountants
                               (1992-1998); Partner, KMPG LLP (1958-1990).  Directorships:
                               Household International (banking and finance); ISI Family of
                               Funds (registered investment companies; 4 funds overseen);
                               Kimberly-Clark Corporation (personal consumer products)
--------------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg (60)    Retired.  Formerly, Consultant (1997-2001); Director, US                 48
Trustee, 1999-present          General Accounting Office (1996-1997); Partner, Fulbright &
                               Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The
                               William and Flora Hewlett Foundation; Service Source, Inc.
--------------------------------------------------------------------------------------------------------------------
Jean C. Tempel (60)            Managing Partner, First Light Capital (venture capital group)            48
Trustee, 1994-present          (2000-present); formerly, Special Limited Partner, TL Ventures
                               (venture capital fund) (1996-1998); General Partner, TL
                               Ventures (1994-1996); President and Chief Operating Officer,
                               Safeguard Scientifics, Inc. (public technology business
                               incubator company) (1991-1993). Directorships: Sonesta
                               International Hotels, Inc.; Aberdeen Group (technology
                               research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay. Trusteeships: Connecticut
                               College, Chair, Finance Committee; Northeastern University,
                               Chair, Funds and Endowment Committee
--------------------------------------------------------------------------------------------------------------------

                                       62

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                 Fund Complex
Time Served/\1                 Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------
Carl W. Vogt (67)              Senior Partner, Fulbright & Jaworski, L.L.P (law firm);                  48
Trustee, 2002-present          formerly, President (interim) of Williams College (1999-2000);
                               President, certain funds in the Deutsche Asset Management
                               Family of Funds (formerly, Flag Investors Family of Funds)
                               (registered investment companies) (1999-2000). Directorships:
                               Yellow Corporation (trucking); American Science & Engineering
                               (x-ray detection equipment); ISI Family of Funds (registered investment companies; 4 funds overseen); National Railroad
                               Passenger Corporation (Amtrak); formerly, Chairman and Member,
                               National Transportation Safety Board
--------------------------------------------------------------------------------------------------------------------

Interested Trustee and Officers

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                 Fund Complex
Time Served/\1                 Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------

Richard T. Hale/\1,/\2 (58)    Managing Director, Deutsche Investment Management Americas              201
Chairman and Trustee,          Inc. (2003-present); Managing Director, Deutsche Bank
2002-present, Chief Executive  Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and
Officer, 2003-present          Deutsche Asset Management (1999 to present); Director and
                               President, Investment Company Capital Corp. (registered
                               investment advisor) (1996 to present);  Director, Deutsche
                               Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to
                               present), North American Income Fund (2000 to present)
                               (registered investment companies); Director, Scudder Global
                               Opportunities Fund (since 2003); Director/Officer
                               Deutsche/Scudder Mutual Funds (various dates); President,
                               Montgomery Street Securities, Inc. (2002 to present)
                               (registered investment companies); Vice President, Deutsche
                               Asset Management, Inc. (2000 to present); formerly, Director,
                               ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
--------------------------------------------------------------------------------------------------------------------
Brenda Lyons (40)              Managing Director, Deutsche Asset Management                            n/a
President, 2003-present
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch/\3 (49)       Managing Director, Deutsche Asset Management (2002-present)             n/a
Vice President and Assistant   and Director, Deutsche Global Funds Ltd. (2002-present);
Secretary, 2002-present        formerly, Director, Deutsche Asset Management (1999-2002);
                               Principal, BT Alex. Brown Incorporated (now Deutsche Bank
                               Securities Inc.), (1998-1999); Assistant General Counsel,
                               United States Securities and Exchange Commission (1993-1998)

--------------------------------------------------------------------------------------------------------------------
John Millette (41)             Director, Deutsche Asset Management                                     n/a
Vice President and Secretary,
1999-present
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy (39)            Vice President of Deutsche Asset Management (2000-present);             n/a
Vice President, 2002-present   formerly, Director, John Hancock Signature Services
                               (1992-2000); Senior Manager, Prudential Mutual Fund Services
                               (1987-1992)
--------------------------------------------------------------------------------------------------------------------

                                       63

Name, Age, Position(s) Held                                                                    Number of Funds in
with the Fund and Length of    Principal Occupation(s) During Past 5 Years and                 Fund Complex
Time Served/\1                 Other Directorships Held                                        Overseen
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo (46)          Director, Deutsche Asset Management (April 2000-present).               n/a
Treasurer, 2002-present        Formerly, Vice President and Department Head, BT Alex. Brown
                               Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                               Senior Manager, Coopers & Lybrand L.L.P. (now
                               PricewaterhouseCoopers LLP) (1993-1998)
--------------------------------------------------------------------------------------------------------------------
Lisa Hertz/\4 (33)             Assistant Vice President, Deutsche Asset Management                     n/a
Assistant Secretary,
2003-present
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson (41)          Managing Director, Deutsche Asset Management                            n/a
Assistant Secretary,
1997-present
--------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo      Director, Deutsche Asset Management                                     n/a
(46) Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone (37)       Director, Deutsche Asset Management                                     n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------
Lucinda Stebbins (57)          Director, Deutsche Asset Management                                     n/a
Assistant Treasurer,
2003-present
--------------------------------------------------------------------------------------------------------------------

/\1      Length of time served  represents  the date that each Trustee was first elected  to the common  board of  Trustees  which  oversees a number of investment companies,  including the funds, managed by the Advisor. For the Officers of each fund,  length of time served  represents  the date that each Officer was first  elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.

/\2      Mr. Hale is considered an  "interested  person" of the Funds because of his affiliation with the Funds' Advisor.  Interested persons receive no compensation from the Funds.

/\3      Address: One South Street, Baltimore, Maryland

/\4      Address: 345 Park Avenue, New York, New York

Trustee's and Officer's Role with Principal  Underwriter:  Scudder Distributors,
Inc.

Kenneth Murphy:                 Vice President
Caroline Pearson:               Secretary

Trustees' Responsibilities.  The primary responsibility of the Board of Trustees is to  represent  the  interests  of each  Fund's  shareholders  and to  provide oversight  of the  management  of each  Fund.  Currently,  seven of the  Board's members are Independent Trustees; that is, they are not "interested persons" (as defined in the 1940 Act) of the Trust or the Advisor.

The  Trustees  meet  multiple  times  during the year to review  the  investment performance of each Fund and other operational  matters,  including policies and procedures designed to assure compliance with regulatory and other requirements.
In 2002,  the  Trustees  conducted  over 36  meetings  to deal with fund  issues
(including  regular and special board and committee  meetings).  These  meetings were held over the course of 24 different  days. In addition,  various  Trustees participated as members of the Board's Valuation Committee  throughout the year.
Furthermore,  the  Independent  Trustees review the fees paid to the Advisor and its affiliates for investment  advisory  services and other  administrative  and shareholder services. The Trustees have adopted specific policies and guidelines that,  among other  things,  seek to further  enhance the  effectiveness  of the
Independent  Trustees in performing  their duties.  Many

                                       64

of these are similar to those  suggested in the Investment  Company  Institute's
1999 Report of the Advisory  Group on Best  Practices  for Fund  Directors.  For
example,  the Independent Trustees select independent legal counsel to work with them in  reviewing  fees,  advisory  and other  contracts  and  overseeing  fund matters.  The  Trustees  are  also  assisted  in  this  regard  by  each  Fund's independent public accountants and other independent  experts retained from time to time for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors.  In addition,  the  Independent  Trustees from time to time have appointed task forces and subcommittees  from their members to focus on particular  matters such as  investment,  accounting  and  shareholders servicing issues.

For a discussion of the factors  considered by the Board in connection  with its most recent approval of the  continuation of each Fund's  management  contracts, please refer to "Management of the Funds -- Board  Considerations  in Connection
with Annual Renewal of Investment Management Agreements."

Board Committees.  Each Fund's board has the following standing committees:

Audit  Committee:  The  Audit  Committee  makes  recommendations  regarding  the selection of independent  auditors for each Fund,  reviews the  independence  of such firm,  reviews  the scope of audit and  internal  controls,  considers  and reports to the Board on matters relating to each Fund's accounting and financial reporting  practices,  and  performs  such other  tasks as the full Board  deems necessary or appropriate.  The Audit Committee  receives annual  representations from the auditors as to their  independence.  The members of the Audit Committee are Henry P.  Becton,  Jr.,  Dawn-Marie  Driscoll,  Keith R. Fox,  Louis E. Levy
(Chair),  Jean  Gleason  Stromberg,  Jean C.  Tempel and Carl W.  Vogt.  For the
purposes of the Sarbanes-Oxley  Act, the Audit Committee has at least one member who is a financial  expert.  The Trust's  Audit  Committee  held three  meetings during each Fund's last calendar year.

Committee on Independent Trustees: The Committee on Independent Trustees selects
and  nominates   Independent   Trustees*;   establishes  Trustee   compensation,
retirement,  fund ownership and other corporate governance policies and conducts periodic reviews of independent  legal counsel.  The members of the Committee on
Independent  Trustees are Henry P. Becton,  Jr.,  Dawn-Marie  Driscoll  (Chair),
Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg,  Jean C. Tempel and Carl W.
Vogt. The Trust's Committee on Independent  Trustees held eleven meetings during each Fund's last calendar year.

Valuation  Committee:  The Valuation  Committee oversees fund valuation matters, reviews Valuation Procedures adopted by the Board, determines fair value of each
Fund's  securities as needed in accordance  with the Valuation  Procedures  when actual market values are  unavailable  and performs such other tasks as the full
Board deems necessary.  The members of the Valuation  Committee are Keith R. Fox and Richard T. Hale.  The  Alternate  Valuation  Committee  members are Henry P.
Becton, Jr., Dawn-Marie Driscoll, Jean Gleason Stromberg and Jean C. Tempel. The
Trust's Valuation Committee held seven meetings during each Fund's last calendar year.

Investment  Oversight  Committee:  The  Board  has  established  two  Investment
Oversight  Committees,  one  focusing  on funds  primarily  investing  in equity securities  (the  "Equity  Oversight  Committee")  and  one  focusing  on  funds primarily  investing in fixed income  securities  (the "Fixed  Income  Oversight
Committee").  These  Committees meet regularly with fund portfolio  managers and other investment  personnel to review the relevant funds' investment  strategies and investment  performance.  The members of the Equity Oversight  Committee are
Henry P. Becton,  Jr.  (Chair),  Jean C. Tempel and Carl W. Vogt. The members of the Fixed Income  Oversight  Committee are  Dawn-Marie  Driscoll,  Keith R. Fox,
Louis E. Levy and Jean Gleason  Stromberg  (Chair).  Each  Investment  Oversight
Committee held four meetings during calendar year 2002.

Shareholder Servicing Committee: The Shareholder Servicing Committee reviews and reports  to the Board on  matters  relating  to the  quality,  type and level of
services   provided   to  fund   shareholders   and  the   quality  of  type  of
distribution-related  services  provided  to  the  funds.  The  members  of  the
Shareholder  Servicing  Committee  are Keith R. Fox  (Co-Chair),  Jean C. Tempel
(Co-Chair),  Henry P. Becton,  Jr.,  Dawn-Marie  Driscoll,  Louis E. Levy,  Jean
Gleason Stromberg, and Carl W. Vogt. The Trust's Shareholder Servicing Committee
held four meetings during each Fund's last fiscal year.

*        Fund  Shareholders  may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the secretary of each Fund.

                                       65

Remuneration.  Each Independent Trustee receives compensation from the Funds for his or her services, which includes an annual retainer and an attendance fee for each meeting  attended.  No additional  compensation  is paid to any Independent
Trustee  for travel  time to  meetings,  attendance  at  director's  educational
seminars  or  conferences,   service  on  industry  or  association  committees,
participation  as  speakers  at  directors'  conferences  or  service on special director task forces or subcommittees.  Independent  Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board of  Trustees  who are  officers,  directors,  employees  or stockholders  of the Advisor or its  affiliates  receive no direct  compensation from each Fund,  although they are  compensated as employees of the Advisor,  or its affiliates,  and as a result may be deemed to benefit from fees paid by each
Fund.  The following  table shows  compensation  received by each Trustee from a fund and aggregate compensation from all of the funds in the fund complex during the most recent calendar year.

                                                                     Compensation      Pension or
                    Compensation    Compensation     Compensation    from Scudder      Retirement         Total
                     from Large      from Small      from Scudder   Tax Advantaged      Benefits      Compensation
                   Company Value   Company Value    Small Company      Dividend     Accrued as Part     Paid to
Name of Trustee         Fund            Fund          Stock Fund        Fund(7)     of Fund Expenses   Trustees(6)
---------------         ----            ----          ----------        -------     ----------------   --------
Henry P. Becton,       $8,635          $1,467            $905             $0               $0           $170,000
Jr.
Dawn-Marie             $9,229          $1,536            $932             $0               $0           $180,000
Driscoll(1)
Edgar R.               $8,638          $1,467            $905             $0               $0           $176,397
Fiedler(5)
Keith R. Fox           $8,620          $1,465            $904             $0               $0           $170,000
Louis E.               $6,841          $1,148            $694             $0               $0           $151,346
Levy(2)(4)*
Jean Gleason           $8,457          $1,441            $895             $0               $0           $165,000
Stromberg
Jean C. Tempel         $8,417          $1,418            $874             $0               $0           $164,000
Carl W. Vogt(3)*       $7,091          $1,168            $703             $0               $0           $153,846

*        Newly elected Trustees, effective April 8, 2002.

(1)      Includes $10,000 in annual retainer fees in Ms. Driscoll's role as Lead
         Trustee.

(2)      Includes deferred fees in the amount of $34,499.

(3)      Includes  deferred fees in the amount of $29,570.  In addition to these
         payments,   Mr.  Vogt  received   payments  in  the  amount  of  $9,506
         (representing  amounts  earned  in prior  years  and  gain or  interest thereon)  from funds  existing  prior to the Deutsche  Bank purchase of
         Scudder Investments.

(4)      For each Trustees, (effective April 8, 2002 for Mr. Levy and Mr. Vogt), total compensation  includes  compensation for service on the boards of
         19 trusts/corporations  comprised of 53 funds/portfolios.  In addition, for Mr. Levy and Mr. Vogt, the total includes compensation through July
         30, 2002, for service on the boards of 20 trusts/corporations comprised of 73 funds/portfolios.  Each Trustee currently serves on the boards of
         19 DeAM trusts/corporations comprised of 47 funds/portfolios.

(5)      Total  compensation for Mr. Fiedler includes $6,397 in respect of prior services  rendered to The Brazil Fund, Inc. These amounts were borne by the Advisor.

                                       66

(6)      Aggregate  compensation  reflects  amounts  paid  to the  Trustees  for numerous special meetings in connection with the sale of the Advisor to
         Deutsche  Bank AG. Such  amounts  totaled  $19,000 for Messrs.  Becton,
         Fiedler,  Fox and Ms.  Driscoll,  $7,000  for  Messrs.  Levy and  Vogt,
         $14,000 for Ms.  Stromberg  and $13,000 for Ms.  Tempel.  These meeting fees were borne by the Advisor.

(7)      Scudder Tax Advantaged Dividend Fund commenced operations on August 29,
         2003 and  therefore has no  information  to report for the above listed period.

Trustee Fund Ownership

The  following  sets forth ranges of Trustee  beneficial  share  ownership as of
December 31, 2002.

                                                                                                 Aggregate Dollar
                                                                                                     Range of
                   Dollar Range of     Dollar Range of     Dollar Range of     Dollar Range of    Securities Owned
                     Securities          Securities          Securities          Securities        in All Funds in
                  Owned in Scudder    Owned in Scudder    Owned in Scudder    Owned in Scudder    the Fund Complex
                    Large Company       Small Company       Small Company      Tax Advantaged     Overseen by the
Name of Trustees     Value Fund          Value Fund          Stock Fund        Dividend Fund*         Trustees
----------------     ----------          ----------          ----------        --------------         --------
Henry P.              $1-10,000       $10,001 - $50,000   $10,001 - $50,000         None
Becton, Jr.                                                                                      Over $100,000
Dawn-Marie              None            $1 - $10,000        $1 - $10,000            None
Driscoll                                                                                         Over $100,000
Keith Fox             $1-10,000             None                None                None         Over $100,000
Louis E. Levy           None                None                None                None         Over $100,000
Richard T. Hale         None                None                None                None         Over $100,000
Jean Gleason      $10,001 - $50,000         None                None                None
Stromberg                                                                                        Over $100,000
Jean C. Tempel          None                None                None                None         Over $100,000
Carl W. Vogt            None                None                None                None         Over $100,000

* The Scudder Tax Advantaged  Dividend Fund  commenced  operations on August 29,
2003 and  therefore  was not an available  investment  choice as of December 31,
2002.

Ownership in Securities of the Advisors and Related Companies

As  reported to each fund,  the  information  in the  following  table  reflects ownership by the  Independent  Trustees and their  immediate  family  members of certain  securities as of December 31, 2002. An immediate family member can be a spouse,  children  residing in the same  household  including  step and adoptive children and any dependents. The securities represent ownership in an investment advisor or  principal  underwriter  of each Fund and any  persons  (other than a registered  investment company) directly or indirectly  controlling,  controlled by, or under common control with an investment advisor or principal  underwriter of the Funds (including Deutsche Bank AG).

                                                                                   Value of
                               Owner and                                        Securities on       Percent of
                              Relationship                                       an Aggregate      Class on an
Independent Trustees          to Trustees        Company      Title of Class        Basis        Aggregate Basis
--------------------          -----------        -------      --------------        -----        ---------------

Henry P. Becton, Jr.                              None

                                      67

                                                                                   Value of
                               Owner and                                        Securities on       Percent of
                              Relationship                                       an Aggregate      Class on an
Independent Trustees          to Trustees        Company      Title of Class        Basis        Aggregate Basis
--------------------          -----------        -------      --------------        -----        ---------------
Dawn-Marie Driscoll                               None
Keith Fox                                         None
Louis E. Levy                                     None
Richard T. Hale                                   None
Jean Gleason Stromberg                            None
Jean C. Tempel                                    None
Carl W. Vogt                                      None

Securities Beneficially Owned

As of November 3, 2003,  all Trustees and Officers of the funds as a group owned beneficially  (as that  term is  defined  is  section  13(d)  of the  Securities
Exchange Act of 1934) less than 1% of the outstanding securities of each Fund.

To the best of each fund's  knowledge,  as of November 3, 2003,  no person owned beneficially  more  than 5% of each  class  of each  Fund's  outstanding  shares
(except as noted below).

As of  November  3, 2003,  603,725  shares in the  aggregate,  or 15.52% of the outstanding shares of Scudder Large Company Value Fund, Class A were held in the name of Morton Buildings Inc., ESOP/401K Plan #062948 ATTN: Asset Recon P.O. Box
1757,  Salem,  NH  03079-1143  who may be deemed to be the  beneficial  owner of certain of these shares.

As of  November  3,  2003,  45,614  shares  in the  aggregate,  or 10.63% of the outstanding shares of Scudder Large Company Value Fund, Class I were held in the name of State  Street Bank and Trust  Company,  Custodian  for  Scudder  Pathway
Series, Conservative Portfolio, 1 Heritage Drive #P5S, Quincy, MA 02171-2105 who
may be deemed to be the beneficial owner of certain of these shares.

As of  November  3,  2003,  276,256  shares in the  aggregate,  or 64.38% of the outstanding shares of Scudder Large Company Value Fund, Class I were held in the name of State  Street Bank and Trust  Company,  Custodian  for  Scudder  Pathway
Series,  Growth Portfolio,  1 Heritage Drive #P5S, Quincy, MA 02171-2105 who may
be deemed to be the beneficial owner of certain of these shares.

As of  November  3,  2003,  8,852  shares  in the  aggregate,  or  5.19%  of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of Scudder Trust Company, FBO Jackson Iron & Metal Company,  Profit Sharing
Plan #062261, ATTN: Account Reconciliation Department,  P.O. Box 1757, Salem, NH
03079-1143  who may be deemed to be the  beneficial  owner of  certain  of these shares.

As of  November  3,  2003,  10,432  shares  in the  aggregate,  or  6.11% of the outstanding shares of Scudder Small Company Value Fund, Class A were held in the name of Deutsche  Bank Trust Company  Americas,  FBO  2576932424,  Church Street
Station,  P.O. Box 9005,  New York,  NY  10256-0006  who may be deemed to be the beneficial owner of certain of these shares.

As of  November  3,  2003,  2,416  shares  in the  aggregate,  or  6.11%  of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of PTC Cust IRA FBO  Patricia A. Strand A/C  6211-8338,  9785 Towne  center
Drive,  San Diego, CA 92121-1968 who may be deemed to be the beneficial owner of certain of these shares.

                                       68

As of  November  3,  2003,  2,598  shares  in the  aggregate,  or  6.57%  of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Elizabeth R. Smith C/O Jane Stacy,  1101 dealers Lane,  New Orleans,  LA
70123-2203  who may be deemed to be the  beneficial  owner of  certain  of these shares.

As of  November  3,  2003,  2,336  shares  in the  aggregate,  or  5.91%  of the outstanding shares of Scudder Small Company Value Fund, Class C were held in the name of Scudder  Trust  Company  Cust IRA R/O  Dominic J. Rondo 1714  Cannongate
Road, Forest Hill, MD 21050-2203 who may be deemed to be the beneficial owner of certain of these shares.

As of  November  3,  2003,  5,196  shares  in the  aggregate,  or  5.31%  of the outstanding shares of Scudder Small Company Stock Fund, Class B were held in the name of MLPF&S For the sole benefits of its customers, ATTN: Fund Administration
97D93, 4800 Deer Lake Drive East 2nd Floor, Jacksonville,  FL 32246-6484 who may
be deemed to be the beneficial owner of certain of these shares.

As of  November  3,  2003,  4,931  shares  in the  aggregate,  or  5.04%  of the outstanding shares of Scudder Small Company Stock Fund, Class B were held in the name of USBankCorp Piper Jaffray A/C 8079-0731,  800 Nicollet Mall, Minneapolis,
MN 55402-7000 who may be deemed to be the  beneficial  owner of certain of these shares.

As of  November  3,  2003,  2,440  shares  in the  aggregate,  or  5.29%  of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of Sterling  Trust  Company FBO Marvin J St. Pe IRA, P.O. Box 2518 Waco, TX
76702-2518  who may be deemed to be the  beneficial  owner of  certain  of these shares.

As of  November  3,  2003,  2,731  shares  in the  aggregate,  or  5.93%  of the outstanding shares of Scudder Small Company Stock Fund, Class C were held in the name of McDonald Investments, Inc. FBO 65369320 4900 Tiedeman Road, Brooklyn, OH
44144-2338  who may be deemed to be the  beneficial  owner of  certain  of these shares.

                                FUND ORGANIZATION

Organizational Description

Scudder  Small  Company  Stock  Fund  is  a  series  of  Investment   Trust,   a
Massachusetts  business  trust  established  under a Declaration  of Trust dated
September  20, 1984,  as amended.  The name of the Trust was changed,  effective
March 6, 1991,  from Scudder  Growth and Income Fund,  and on June 10, 1998 from
Scudder  Investment  Trust.  The Fund  changed its name from AARP Small  Company
Stock  Fund on July 17,  2000 and was  formerly a series of AARP  Growth  Trust.
Investment Trust is currently  divided into five series:  Scudder Capital Growth
Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder
Small Company  Stock Fund and Scudder S&P 500 Index Fund.  The Fund is currently divided into five  classes of shares:  Class A, Class B, Class C, Class AARP and
Class S shares.

Scudder  Small  Company  Value  Fund is a series of  Scudder  Securities  Trust, formerly Scudder  Development  Fund, a Massachusetts  business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust is currently divided into five series:  Scudder  Development Fund, Scudder Health Care Fund, Scudder Small
Company Value Fund, Scudder Technology  Innovation Fund and Scudder 21st Century
Growth Fund. The Fund is currently divided into four classes of shares: Class A,
Class B, Class C and Class S.

Scudder Large  Company  Value Fund is a series of Value Equity  Trust,  formerly
Scudder  Equity  Trust,  a  Massachusetts  business  trust  established  under a
Declaration of Trust dated October 16, 1985, as amended. The Trust's predecessor was organized in 1966 as a Delaware corporation under the name "Scudder Duo-Vest
Inc." as a closed-end,  diversified  dual-purpose investment company.  Effective
April 1, 1982, its original  dual-purpose nature was terminated and it became an open-end  investment  company  with only one class of shares  outstanding.  At a
Special Meeting of  Shareholders  held May 18, 1982, the  shareholders  voted to amend the investment  objective to seek to maximize  long-term growth of capital and to change the name of the corporation to "Scudder Capital

                                       69

Growth Fund, Inc." ("SCGF, Inc."). The fiscal year end of SCGF, Inc. was changed from  March 31 to  September  30 by action  of its  Directors  on May 18,  1982.
Effective as of September 30, 1982,  Scudder  Special Fund, Inc. was merged into
SCGF,  Inc. In October 1985,  the Fund's form of  organization  was changed to a
Massachusetts  business  trust upon approval of the  shareholders.  The Trust is currently divided into three series:  Scudder Large Company Value Fund,  Scudder
Select 500 Fund and Scudder Tax Advantaged  Dividend Fund. The Fund is currently divided into six classes of shares: Class AARP, Class S, Class A, Class B, Class
C and Class I.

Scudder Tax Advantaged Dividend Fund is a series of Value Equity Trust, formerly
Scudder  Equity  Trust,  a  Massachusetts  business  trust  established  under a
Declaration of Trust dated October 16, 1985, as amended. The Trust's predecessor was organized in 1966 as a Delaware corporation under the name "Scudder Duo-Vest
Inc." as a closed-end,  diversified  dual-purpose investment company.  Effective
April 1, 1982, its original  dual-purpose nature was terminated and it became an open-end  investment  company  with only one class of shares  outstanding.  At a
Special Meeting of  Shareholders  held May 18, 1982, the  shareholders  voted to amend the investment  objective to seek to maximize  long-term growth of capital and to change the name of the corporation to "Scudder Capital Growth Fund, Inc."
("SCGF,  Inc.").  The fiscal year end of SCGF, Inc. was changed from March 31 to
September  30 by  action  of its  Directors  on May 18,  1982.  Effective  as of
September 30, 1982,  Scudder  Special Fund,  Inc. was merged into SCGF,  Inc. In
October 1985,  the Fund's form of  organization  was changed to a  Massachusetts business trust upon approval of the shareholders. The Trust is currently divided into three series: Scudder Large Company Value Fund, Scudder Select 500 Fund and
Scudder Tax Advantaged  Dividend  Fund. The Fund is currently  divided into four classes of shares: Class A, Class B, Class C and Institutional Class.

Each Trust's  authorized  capital  consists of an unlimited  number of shares of beneficial  interest,  par value  $0.01 per share.  Each Fund's  activities  are supervised  by each  Trust's  Board of  Trustees.  Each Trust has adopted a plan pursuant  to Rule 18f-3 (the  "Plan")  under the 1940 Act to permit the Trust to establish a multiple class distribution system.

The Trustees have the authority to create  additional Funds and to designate the relative  rights and  preferences as between the different  Funds.  The Trustees also may  authorize  the  division of shares of a Fund into  different  classes, which may bear different  expenses.  All shares issued and outstanding are fully paid and non-assessable,  transferable, have no pre-emptive or conversion rights and are  redeemable as described in the SAI and in the Fund's  prospectus.  Each share has equal rights with each other share of the same Class of the Fund as to voting, dividends, exchanges, conversion features and liquidation.  Shareholders are  entitled  to one vote for each full  share  held and  fractional  votes for fractional  shares held.  The Trustees may also  terminate  any Fund or Class by notice to the shareholders without shareholder approval.

The Funds generally are not required to hold meetings of its shareholders. Under the Agreement and  Declaration  of Trust of the Fund  ("Declaration  of Trust"),
however,  shareholder  meetings  will be held in  connection  with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose;  (b) the adoption of any contract for which approval by shareholders is required  by the 1940  Act;  (c) any  termination  of the Fund or a class to the extent  and as  provided  in the  Declaration  of Trust;  (d)  certain  material amendments of the Declaration of Trust (such as other than  amendments  changing the name of the Fund,  supplying any  omission,  curing any ambiguity or curing, correcting or supplementing  any defective or inconsistent  provision  thereof);
and (e) such  additional  matters as may be required by law, the  Declaration of
Trust,  the By-laws of the Fund, or any registration of the Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The  Declarations of Trust for each Fund provides that  obligations of the Trust are not binding upon the Trustees individually but only upon the property of the
Trust,  that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law,  and that a Trust will  indemnify  its  Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner  provided in the Declaration of Trust that they have not acted in good faith in the reasonable  belief that their actions were in the best  interests  of the Trust.  However,  nothing in the  Declarations  of Trust protects or  indemnifies a Trustee or officer  against any liability to which he would otherwise be subject by

                                       70

reason  of  willful  misfeasance,  bad  faith,  gross  negligence,  or  reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law,  shareholders of a Massachusetts  business trust could, under certain  circumstances,  be held  personally  liable for  obligations of a
Fund. The Declaration of Trust,  however,  disclaims  shareholder  liability for acts or obligations of each Fund and requires that notice of such  disclaimer be given in each agreement, obligation, or instrument entered into or executed by a
Fund or the Trust's  Trustees.  Moreover,  the Declaration of Trust provides for indemnification  out of  Fund  property  for  all  losses  and  expenses  of any shareholder  held personally  liable for the obligations of a Fund and each Fund may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not  material,  since it is limited to  circumstances  in which a disclaimer  is inoperative and such Fund itself is unable to meet its obligations.

If a series were unable to meet its obligations,  the assets of all other series may in some  circumstances be available to creditors for that purpose,  in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of  shareholders,  if any, called for the purpose of electing  Trustees and until the election and  qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

Any of the Trustees may be removed  (provided the  aggregate  number of Trustees after  such  removal  shall not be less than one) with  cause,  by the action of two-thirds of the remaining Trustees.  Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the  outstanding  shares.  The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the  question  of removal of any such  Trustee or  Trustees  when  requested  in writing to do so by the holders of not less than ten percent of the  outstanding
shares,   and  in  that  connection,   the  Trustees  will  assist   shareholder
communications to the extent provided for in Section 16(c) under the 1940 Act.

It is possible  that a Fund might  become  liable for a  misstatement  regarding another Fund.  The Trustees of each Fund have  considered  this and approved the use of a combined SAI for the Funds.

Proxy Voting Guidelines

Each Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general  oversight.  Each Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted  consistent  with each  Fund's  best  economic  interests.  The  Advisor has adopted its own Proxy
Voting  Policies  and  Procedures   ("Policies")  and  Proxy  Voting  Guidelines
("Guidelines")  for this  purpose.  The Policies  address,  among other  things, conflicts of interest that may arise between the interests of each Fund, and the interests of the Advisor and its  affiliates,  including  each Fund's  principal underwriter.  The Guidelines set forth the Advisor's general position on various proposals, such as:

o        Shareholder  Rights -- The Advisor  generally  votes against  proposals that restrict shareholder rights.

o        Corporate  Governance -- The Advisor  generally votes for  confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o        Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem  poison  pills,  and votes  "against"  the adoption of poison pills if they are submitted for shareholder  ratification.  The Advisor generally votes for fair price proposals.

o        Routine Matters -- The Advisor  generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

                                       71

The general provisions described above do not apply to investment companies. The
Advisor generally votes proxies solicited by investment  companies in accordance with the  recommendations  of an  independent  third-party,  except for  proxies solicited by or with respect to investment companies for which the Advisor or an affiliate  serves as investment  Advisor or principal  underwriter  ("affiliated investment companies").  The Advisor votes affiliated investment company proxies
in  the  same  proportion  as  the  vote  of  the  investment   company's  other
shareholders  (sometimes called "mirror" or "echo" voting).  Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the  Guidelines  set forth the Advisor's  general  voting  positions on various proposals,  the Advisor may, consistent with each Fund's best interests, determine under some circumstances to vote contrary to those positions.

The  Guidelines  on a  particular  issue  may or may  not  reflect  the  view of individual members of the board, or of a majority of the board. In addition, the
Guidelines may reflect a voting position that differs from the actual  practices of the public  company(ies)  within the  Deutsche  Bank  organization  or of the investment  companies for which the Advisor or an affiliate serves as investment
Advisor or sponsor.

The  Advisor  may  consider  the views of a portfolio  company's  management  in deciding how to vote a proxy or in establishing general voting positions for the
Guidelines, but management's views are not determinative.

As mentioned above, the Policies  describe the way in which the Advisor resolves
conflicts  of  interest.  To  resolve  conflicts,   the  Advisor,  under  normal
circumstances,  votes proxies in accordance with its Guidelines.  If the Advisor departs  from  the  Guidelines  with  respect  to a  particular  proxy or if the
Guidelines do not specifically  address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy,  however,  the  Advisor's  conflicts  review  committee  will  conduct an investigation to determine whether any potential  conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines  that the Advisor has a material  conflict  of  interest,  or certain individuals on the proxy voting committee  should be recused from  participating in a  particular  proxy vote,  it will  inform the proxy  voting  committee.  If notified  that the Advisor has a material  conflict,  or fewer than three voting members are eligible to  participate  in the proxy vote,  typically  the Advisor will  engage an  independent  third  party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances,  the Advisor may not be able to vote proxies or the
Advisor  may find that the  expected  economic  costs from voting  outweigh  the benefits  associated with voting. For example,  the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs.  The Advisor generally  does  not vote  proxies  on  securities  subject  to  share  blocking restrictions.

                              FINANCIAL STATEMENTS

The financial  statements,  including the investment  portfolio of Scudder Large
Company  Value  Fund,  together  with the  Report  of  Independent  Accountants,
Financial  Highlights and notes to financial  statements in the Annual Report to the  Shareholders  of the Fund dated July 31, 2003, are  incorporated  herein by reference  and are  hereby  deemed to be a part of this  combined  Statement  of
Additional Information.

The financial  statements,  including the investment  portfolio of Scudder Small
Company  Value  Fund,  together  with the  Report  of  Independent  Accountants,
Financial  Highlights and notes to financial  statements in the Annual Report to the  Shareholders  of the Fund dated July 31, 2003, are  incorporated  herein by reference  and are  hereby  deemed to be a part of this  combined  Statement  of
Additional Information.

The financial  statements,  including the investment  portfolio of Scudder Small
Company  Stock  Fund,  together  with the  Report  of  Independent  Accountants,
Financial  Highlights and notes to financial  statements in the Annual Report to the Shareholders of the Fund dated September 30, 2002, are  incorporated  herein by reference and are hereby  deemed to be a part of this  combined  Statement of
Additional Information.

                                       72

Scudder Tax Advantaged Dividend Fund commenced operations on August 29, 2003 and therefore  has no  financial  information  to  report  for the  above  mentioned periods.

                             ADDITIONAL INFORMATION

The CUSIP number of Scudder Large Company Value Fund -- Class A is 920390-861.

The CUSIP number of Scudder Large Company Value Fund -- Class B is 920390-853.

The CUSIP number of Scudder Large Company Value Fund -- Class C is 920390-846.

The CUSIP number of Scudder Large Company Value Fund -- Class I is 920390-383.

Scudder Large Company Value Fund has a fiscal year end of July 31.

The CUSIP number of Scudder Small Company Value Fund -- Class A is 811196-724.

The CUSIP number of Scudder Small Company Value Fund -- Class B is 811196-716.

The CUSIP number of Scudder Small Company Value Fund -- Class C is 811196-690.

Scudder Small Company Value Fund has a fiscal year end of July 31.

The CUSIP number of Scudder Small Company Stock Fund -- Class A is 460965-585.

The CUSIP number of Scudder Small Company Stock Fund -- Class B is 460965-577.

The CUSIP number of Scudder Small Company Stock Fund -- Class C is 460965-569.

Scudder Small Company Stock Fund has a fiscal year end of September 30.

The CUSIP number of Scudder Tax  Advantaged  Dividend  Fund -- Class A is 920390
754 .

The CUSIP number of Scudder Tax  Advantaged  Dividend  Fund -- Class B is 920390
747.

The CUSIP number of Scudder Tax  Advantaged  Dividend  Fund -- Class C is 920390
739.

The CUSIP number of Scudder Tax Advantaged  Dividend Fund -- Institutional Class
is 920390 721.

The Fund has a fiscal year end of July 31.

This  Statement of Additional  Information  contains the  information of Scudder
Large  Company  Value Fund,  Scudder  Small  Company  Value Fund,  Scudder Small
Company Stock Fund and Scudder Tax Advantaged  Dividend Fund. Each Fund, through its combined  prospectus,  offers only its own share classes, yet it is possible that one Fund might become liable for a  misstatement  regarding the other Fund.
The Trustees of each Fund have  considered  this,  and have  approved the use of this Statement of Additional Information.

The Funds' prospectus and this Statement of Additional  Information omit certain information  contained in the Registration  Statement which the Funds have filed with the SEC under the  Securities  Act of 1933 and  reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities  offered hereby.  This Registration  Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                       73

                                    APPENDIX

The  following is a  description  of (a) the ratings given by S&P and Moody's to corporate  bonds,  (b) Fitch long-term and short-term debt ratings,  (c) S&P and
Moody's commercial paper rating and (d) Moody's and S&P Municipal note ratings.

                           Ratings of Corporate Bonds

S&P:  Debt rated AAA has the highest  rating  assigned  by S&P.  Capacity to pay interest  and repay  principal  is  extremely  strong.  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated  issues only in small  degree.  Debt rated A has a strong  capacity to pay interest and repay  principal  although it is somewhat more  susceptible  to the adverse effects of changes in circumstances and economic conditions than debt in higher  rated  categories.  Debt  rated BBB is  regarded  as having an  adequate capacity to pay  interest  and repay  principal.  Whereas it  normally  exhibits
adequate  protection   parameters,   adverse  economic  conditions  or  changing
circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly  speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates  the least degree of  speculation  and C the highest.  While such debt will  likely  have  some  quality  and  protective  characteristics,  these  are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues.  However,  it faces major ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions  which  could lead to  inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BBB-  rating.  Debt rated B has a greater  vulnerability  to default but currently has the capacity to meet interest  payments and principal  repayments.
Adverse business,  financial, or economic conditions will likely impair capacity or willingness  to pay interest and repay  principal.  The B rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently  identifiable  vulnerability  to default,  and is dependent upon favorable  business,  financial,  and economic conditions to meet timely  payment of interest and repayment of principal.  In the event of adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay  principal.  The CCC rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied
B or B- rating.  The rating CC  typically  is  applied to debt  subordinated  to senior  debt that is  assigned  an actual or implied  CCC  rating.  The rating C typically  is applied to debt  subordinated  to senior debt which is assigned an actual  or  implied  CCC-  debt  rating.  The C  rating  may be used to  cover a situation where a bankruptcy  petition has been filed, but debt service payments are  continued.  The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest  payments or principal  payments are not made on the date due even if the  applicable  grace period had not expired,  unless S&P believes that such payments will be made during such grace  period.  The D rating also will be used upon  the  filing  of  a  bankruptcy  petition  if  debt  service  payments  are jeopardized.

Moody's:  Bonds which are rated Aaa are judged to be of the best  quality.  They carry the smallest  degree of investment  risk and are generally  referred to as
"gilt edge." Interest  payments are protected by a large or by an  exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally  strong position of such issues.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best  bonds  because  margins  of  protection  may not be as large as in Aaa securities or fluctuation of protective  elements may be of greater amplitude or there  may be other  elements  present  which  make the long term  risks  appear somewhat  larger than in Aaa  securities.  Bonds which are rated A possess  many favorable  investment  attributes and are to be considered as upper

                                       74

medium grade obligations.  Factors giving security to principal and interest are considered  adequate but elements may be present which suggest a  susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective  elements may be lacking or may be  characteristically  unreliable over any great length of time.
Such  bonds  lack  outstanding  investment  characteristics  and  in  fact  have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both good and bad times over the future.
Uncertainty of position characterizes bonds in this class. Bonds which are rated
B generally  lack  characteristics  of the  desirable  investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present  elements of danger with  respect to principal or interest.
Bonds which are rated Ca represent  obligations  which are speculative in a high degree.  Such  issues are often in default  or have other  marked  shortcomings.
Bonds which are rated C are the lowest  rated class of bonds and issues so rated can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

                          Fitch Long-Term Debt Ratings

AAA.  Highest credit  quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit  quality.  "AA" ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A. High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB.  Speculative.  "BB" ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B. Highly  speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC, C. High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D. Default.  The ratings of  obligations  in this category are based on their prospects for achieving  partial or full recovery in a  reorganization  or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD" obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.

                                       75

"DD" indicates potential  recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

                          Fitch Short-Term Debt Ratings

F1.  Highest credit  quality.  Indicates the Best capacity for timely payment of financial commitments;  may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin  of  safety  is not as great as in the case of the higher ratings.

F3.  Fair  credit  quality.   The  capacity  for  timely  payment  of  financial
commitments is adequate;  however,  near-term  adverse changes could result in a reduction to non-investment grade.

B.  Speculative.  Minimal capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and economic conditions.

C. High  default  risk.  Default is a real  possibility.  Capacity  for  meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D. Default. Denotes actual or imminent payment default.

                            Commercial Paper Ratings

Commercial  paper rated by Standard & Poor's  Ratings  Services  ("S&P") has the
following   characteristics:   Liquidity   ratios  are  adequate  to  meet  cash
requirements.  Long-term  senior  debt is rated "A" or  better.  The  issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow  have an  upward  trend  with  allowance  made for  unusual  circumstances.
Typically, the issuer's industry is well established and the issuer has a strong position  within the industry.  The  reliability  and quality of management  are unquestioned.  Relative  strength  or weakness  of the above  factors  determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings  Prime-1 and Prime-2 are the two highest  commercial  paper  ratings assigned  by Moody's  Investors  Service,  Inc.  ("Moody's").  Among the factors considered by it in assigning  ratings are the following:  (1) evaluation of the management of the issuer;  (2) economic  evaluation of the issuer's  industry or industries and an appraisal of  speculative-type  risks which may be inherent in
certain  areas;  (3)  evaluation  of  the  issuer's   products  in  relation  to
competition and customer  acceptance;  (4) liquidity;  (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years;  (7) financial strength of a parent company and the relationships  which exist with the issuer;
and (8) recognition by the management of obligations which may be present or may arise as a result of public  interest  questions and  preparations  to meet such obligations.  Relative  strength  or weakness  of the above  factors  determines whether the issuer's commercial paper is rated Prime-1 or 2.

                                 Municipal Notes

Moody's: The highest ratings for state and municipal short-term  obligations are
"MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1"
are judged to be of the "best  quality".  Notes rated "MIG 2" or "VMIG 2" are of
"high  quality," with margins or protection  "ample  although not as large as in the  preceding  group".  Notes  rated  "MIG  3"

                                       76

or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P:  The  "SP-1"  rating  reflects  a "very  strong or strong  capacity  to pay principal and interest". Notes issued with "overwhelming safety characteristics"
will be rated "SP-1+".  The "SP-2" rating reflects a "satisfactory  capacity" to pay principal and interest.

Fitch:  The highest ratings for state and municipal  short-term  obligations are
"F-1+," "F-1," and "F-2."

                                       77

                            PART C. OTHER INFORMATION

Item 23   Exhibits
-------   --------

          (a)     (1)    Amended and Restated Declaration of Trust dated
                         December 21, 1987, incorporated by reference to
                         Post-Effective Amendment No. 43 to the Registration
                         Statement.

                  (2)    Amendment to Amended and Restated Declaration of Trust,
                         dated December 13, 1990, is incorporated by reference
                         to Post-Effective Amendment No. 43 to the Registration
                         Statement.

                  (3)    Amendment to Amended and Restated Declaration of Trust
                         to change the name of the Trust, dated July 21, 1995,
                         is incorporated by reference to Post-Effective
                         Amendment No. 35 to the Registration Statement.

                  (4)    Amendment to Amended and Restated Declaration of Trust
                         to add new series, dated July 21, 1995, is incorporated
                         by reference to Post-Effective Amendment No. 35 to the
                         Registration Statement.

                  (5)    Establishment and Designation of Series of Shares of
                         Beneficial Interest, $0.01 par value, with respect to
                         Scudder Development Fund, Scudder Small Company Value
                         Fund, Scudder Micro Cap Fund, and Scudder 21st Century
                         Growth Fund, dated June 6, 1996, is incorporated by
                         reference to Post-Effective Amendment No. 40 to the
                         Registration Statement.

                  (6)    Establishment and Designation of Series of Shares of
                         Beneficial Interest, $0.01 par value, with respect to
                         Scudder Development Fund, Scudder Financial Services
                         Fund, Scudder Health Care Fund, Scudder Micro Cap Fund,
                         Scudder Small Company Value Fund, Scudder Technology
                         Fund, and Scudder 21st Century Growth Fund, dated June
                         3, 1997, is incorporated by reference to Post-Effective
                         Amendment No. 46 to the Registration Statement.

                  (7)    Establishment and Designation of Classes of Shares of
                         Beneficial Interest, $0.01 par value, with respect to
                         Scudder 21st Century Growth Fund (Class A Shares, Class
                         B Shares, Class C Shares and Class S Shares), dated
                         February 8, 2000, is incorporated by reference to
                         Post-Effective Amendment 70 to the Registration
                         Statement.

                  (8)    Establishment and Designation of Classes of Shares of
                         Beneficial Interest, $.01 Par Value, with respect to
                         Scudder 21st Century Growth Fund (Class A Shares, Class
                         B Shares, Class C Shares, Class S Shares and Class AARP
                         Shares), dated April 19, 2000, is Incorporated by
                         reference to Post-Effective Amendment No. 72 to the
                         Registration Statement.

                  (9)    Establishment and Designation of Classes of Shares of
                         Beneficial Interest, $.01 Par Value, Scudder Health
                         Care Fund - Class S Shares and Scudder Health Care Fund
                         - AARP Shares, dated April 19, 2000, is incorporated by
                         reference to Post-Effective Amendment No. 72 to the
                         Registration Statement.

                                       1

                  (10)   Establishment and Designation of Classes of Shares of
                         Beneficial Interest, $.01 Par Value, Scudder Small
                         Company Value Fund - Class S Shares and Scudder Small
                         Company Value Fund - AARP Shares, dated April 19, 2000,
                         is incorporated by reference to Post-Effective
                         Amendment No. 72 to the Registration Statement.

                  (11)   Establishment and Designation of Classes of Shares of
                         Beneficial Interest, $.01 Par Value, Scudder Technology
                         Fund - Class S Shares and Scudder Technology Fund -
                         AARP Shares, dated April 19, 2000 is incorporated by
                         reference to Post-Effective Amendment No. 72 to the
                         Registration Statement.

                  (12)   Amended and Restated Establishment and Designation of
                         Shares of Beneficial Interest, Classes A,B,C and I with
                         respect to Scudder Health Care Fund, is incorporated by
                         reference to Post-Effective Amendment No. 76 to the
                         Registration Statement.

                  (13)   Amended and Restated Establishment and Designation of
                         Shares of Beneficial Interest, Classes A,B and C with
                         respect to Scudder Technology Innovation Fund, is
                         incorporated by reference to Post-Effective Amendment
                         No. 76 to the Registration Statement.

                  (14)   Amended and Restated Establishment and Designation of
                         Shares of Beneficial Interest, Class I with respect to
                         Scudder 21st Century Growth Fund is incorporated by
                         reference to Post-Effective Amendment No. 79 to the
                         Registration Statement.

                  (15)   Amended and Restated Establishment and Designation of
                         Shares of Beneficial Interest, Classes A, B and C with
                         respect to Scudder Small Company Value Fund is
                         incorporated by reference to Post-Effective Amendment
                         No. 79 to the Registration Statement .

          (b)     (1)    By-Laws as of October 16, 1985, are incorporated by
                         reference to Post-Effective Amendment No. 43 to the
                         Registration Statement.

                  (2)    Amendment to the Bylaws of Registrant, as amended
                         through December 9, 1985 is incorporated by reference
                         to Post-Effective Amendment No. 43 to the Registration
                         Statement.

                  (3)    Amendment to the By-Laws, Article IV: Notice of
                         Meetings, dated December 12, 1991, is incorporated by
                         reference to Post-Effective Amendment No. 43 to the
                         Registration Statement.

                  (4)    Amendment to the By-Laws of Registrant, dated February
                         7, 2000, is incorporated by reference to Post-Effective
                         Amendment No. 72 to the Registration Statement.

                  (5)    Amendment to the By-Laws of Registrant, dated November
                         13, 2000, is incorporated by reference to
                         Post-Effective Amendment No. 76 to the Registration
                         Statement.

                                       2

                  (6)    Amendment to the By-Laws of Registrant, dated December
                         10, 2002, is incorporated by reference to
                         Post-Effective Amendment No. 82 to the Registration
                         Statement.

          (c)            Inapplicable.

          (d)     (1)    Investment Management Agreement between the Registrant
                         (on behalf of Scudder Development Fund) and Scudder
                         Kemper Investments, Inc., dated September 7, 1998, is
                         incorporated by reference to Post-Effective Amendment
                         No. 62 to the Registration Statement.

                  (2)    Investment Management Agreement between the Registrant
                         (on behalf of Scudder Small Company Value Fund) and
                         Scudder Kemper Investments, Inc., dated September 7,
                         1998, is incorporated by reference to Post-Effective
                         Amendment No. 62 to the Registration Statement.

                  (3)    Investment Management Agreement between the Registrant
                         (on behalf of Scudder Micro Cap Fund) and Scudder
                         Kemper Investments, Inc., dated September 7, 1998, is
                         incorporated by reference to Post-Effective Amendment
                         No. 62 to the Registration Statement.

                  (4)    Investment Management Agreement between the Registrant
                         (on behalf of Scudder Financial Services Fund) and
                         Scudder Kemper Investments, Inc., dated September 7,
                         1998, is incorporated by reference to Post-Effective
                         Amendment No. 62 to the Registration Statement.

                  (5)    Investment Management Agreement between the Registrant
                         (on behalf of Scudder Health Care Fund) and Scudder
                         Kemper Investments, Inc., dated September 7, 1998, is
                         incorporated by reference to Post-Effective Amendment
                         No. 62 to the Registration Statement.

                  (6)    Investment Management Agreement between the Registrant
                         (on behalf of Scudder Technology Fund) and Scudder
                         Kemper Investments, Inc., dated September 7, 1998, is
                         incorporated by reference to Post-Effective Amendment
                         No. 62 to the Registration Statement.

                  (7)    Investment Management Agreement between the Registrant
                         (on behalf of Scudder 21st Century Growth Fund) and
                         Scudder Kemper Investments, Inc., dated September 7,
                         1998, is incorporated by reference to Post-Effective
                         Amendment No. 62 to the Registration Statement.

                  (8)    Investment Management Agreement between the Registrant,
                         on behalf of Scudder 21st Century Growth Fund, and
                         Scudder Kemper Investments, Inc., dated October 2,
                         2000, is incorporated by reference to Post-Effective
                         Amendment No. 74 to the Registration Statement.

                  (9)    Investment Management Agreement between the Registrant,
                         on behalf of Scudder Development Fund, and Scudder
                         Kemper Investments, Inc., dated October 2, 2000, is
                         incorporated by reference to Post-Effective Amendment
                         No. 74 to the Registration Statement.

                                       3

                  (10)   Amended and Restated Investment Management Agreement
                         between the Registrant, on behalf of Scudder Healthcare
                         Fund, and Scudder Kemper Investments, Inc., dated
                         October 2, 2000, is incorporated by reference to
                         Post-Effective Amendment No. 76 to the Registration
                         Statement.

                  (11)   Amended and Restated Investment Management Agreement
                         between the Registrant, on behalf of Scudder Technology
                         Fund, and Scudder Kemper Investments, Inc., dated
                         October 2, 2000, is incorporated by reference to
                         Post-Effective Amendment No. 76 to the Registration
                         Statement.

                  (12)   Investment Management Agreement between the Registrant,
                         on behalf of Scudder Health Care Fund, and Deutsche
                         Investment Management Americas Inc. dated April 5,
                         2002, is incorporated by reference to Post-Effective
                         Amendment No. 80 to the Registration Statement.

                  (13)   Investment Management Agreement between the Registrant,
                         on behalf of Scudder Technology Innovation Fund, and
                         Deutsche Investment Management Americas Inc. dated
                         April 5, 2002, is incorporated by reference to
                         Post-Effective Amendment No. 80 to the Registration
                         Statement.

                  (14)   Investment Management Agreement between the Registrant,
                         on behalf of Scudder 21st Century Growth Fund, and
                         Deutsche Investment Management Americas Inc. dated
                         April 5, 2002 is incorporated by reference to
                         Post-Effective Amendment No. 81 to the Registration
                         Statement.

                  (15)   Investment Management Agreement between the Registrant,
                         on behalf of Scudder Development Fund, and Deutsche
                         Investment Management Americas Inc. dated April 5, 2002
                         is incorporated by reference to Post-Effective
                         Amendment No. 81 to the Registration Statement.

                  (16)   Investment Management Agreement between the Registrant,
                         on behalf of Scudder Small Company Value Fund, and
                         Deutsche Investment Management Americas Inc. dated
                         April 5, 2002 is incorporated by reference to
                         Post-Effective Amendment No. 81 to the Registration
                         Statement.

          (e)     (1)    Underwriting Agreement between the Registrant and
                         Scudder Investor Services, Inc., dated September 7,
                         1998, is incorporated by reference to Post-Effective
                         Amendment No. 62 to the Registration Statement.

                  (2)    Underwriting Agreement between the Registrant and
                         Kemper Distributors Inc., dated May 1, 2000, is
                         incorporated by reference to Post-Effective Amendment
                         No. 71 to the Registration Statement.

                  (3)    Underwriting Agreement between the Registrant and
                         Scudder Investor Services, Inc., dated May 8, 2000, is
                         incorporated by reference to Post-Effective Amendment
                         No. 72 to the Registration Statement.

                                        4

                             (4)      Underwriting and Distribution Services
                                      Agreement between the Registrant and
                                      Kemper Distributors, Inc., dated November
                                      13, 2000, is incorporated by reference to
                                      Post-Effective Amendment No. 76 to the
                                      Registration Statement.

                             (5)      Underwriting and Distribution Services
                                      Agreement between the Registrant and
                                      Scudder Distributors, Inc. dated December
                                      1, 2001, is incorporated by reference to
                                      Post-Effective Amendment No. 79 to the
                                      Registration Statement.

                             (6)      Underwriting Agreement between the
                                      Registrant and Scudder Investor Services,
                                      Inc. dated April 5, 2002, is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 80 to the Registration Statement.

                             (7)      Underwriting and Distribution Services
                                      Agreement between the Registrant and
                                      Scudder Distributors, Inc. dated April 5,
                                      2002, is incorporated by reference to
                                      Post-Effective Amendment No. 80 to the
                                      Registration Statement.

                             (8)      Underwriting Services Agreement between
                                      the Registrant and Scudder Distributors,
                                      Inc. dated September 30, 2002, is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 80 to the
                                      Registration Statement.

                    (f)               Inapplicable.

                    (g)      (1)      Custodian Contract between the Registrant
                                      and State Street Bank and Trust Company,
                                      dated September 6, 1995, is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 35 to the Registration Statement.

                             (2)      Fee schedule for Exhibit (g)(1) is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 35 to the
                                      Registration Statement.

                             (3)      Amendment to Custody Contract between the
                                      Registrant and State Street Bank and Trust
                                      Company, dated March 1, 1999, is
                                      incorporated by referenced to
                                      Post-Effective Amendment No. 69 to the
                                      Registration Statement.

                             (4)      Sub-custodian Agreement between Brown
                                      Brothers Harriman & Co. and The Bank of
                                      New York, London office, dated January 30,
                                      1979, is incorporated by reference to
                                      Post-Effective Amendment No. 43 to the
                                      Registration Statement.

                             (5)      Fee schedule for Exhibit (g)(4) is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 43 to the
                                      Registration Statement.

                             (6)      Amendment to Custodian Contract between
                                      the Registrant and State Street Bank and
                                      Trust Company, dated November 17, 2000, is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 76 to the
                                      Registration Statement.

                                       5

                             (7)      Amendment to Custodian Contract between
                                      the Registrant and State Street Bank and
                                      Trust Company, dated July 2, 2001 is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 77 to the
                                      Registration Statement.

                    (h)      (1)      Transfer Agency and Service Agreement
                                      between the Registrant and Scudder Service
                                      Corporation, dated October 2, 1989, is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 43 to the
                                      Registration Statement.

                             (2)      Revised fee schedule for Exhibit (h)(1) is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 37 to the
                                      Registration Statement.

                             (3)      Service Agreement between Copeland
                                      Associates, Inc. (on behalf of Scudder
                                      Development Fund) and Scudder Service
                                      Corporation, dated June 8, 1995, is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 35 to the
                                      Registration Statement.

                             (4)      Agency Agreement between the Registrant
                                      and Kemper Service Company, dated November
                                      13, 2000, is incorporated by reference to
                                      Post-Effective Amendment No. 76 to the
                                      Registration Statement.

                             (5)      COMPASS Service Agreement between the
                                      Registrant and Scudder Trust Company,
                                      dated January 1, 1990, is incorporated by
                                      reference to Post-Effective Amendment No.
                                      43 to the Registration Statement.

                             (6)      Fee schedule for Exhibit (h)(4) is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 43 to the
                                      Registration Statement.

                             (7)      Shareholder Services Agreement between the
                                      Registrant and Charles Schwab & Co., Inc.,
                                      dated June 1, 1990, is incorporated by
                                      reference to Post-Effective Amendment No.
                                      43 to the Registration Statement.

                             (8)      Fund Accounting Services Agreement between
                                      the Registrant (on behalf of Scudder
                                      Development Fund) and Scudder Fund
                                      Accounting Corporation, dated March 21,
                                      1995, is incorporated by reference to
                                      Post-Effective Amendment No. 35 to the
                                      Registration Statement.

                             (9)      Fund Accounting Services Agreement between
                                      the Registrant (on behalf of Scudder Small
                                      Company Value Fund) and Scudder Fund
                                      Accounting Corporation, dated October 6,
                                      1995, is incorporated by reference to
                                      Post-Effective Amendment No. 37 to the
                                      Registration Statement.

                             (10)     Fund Accounting Services Agreement between
                                      the Registrant (on behalf of Scudder Micro
                                      Cap Fund) and Scudder Fund Accounting
                                      Corporation, dated August 12, 1996, is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 41 to the
                                      Registration Statement.

                             (11)     Fund Accounting Services Agreement between
                                      the Registrant (on behalf of Scudder 21st
                                      Century Growth Fund) and Scudder Fund
                                      Accounting Corporation, dated September 9,
                                      1996, is incorporated by reference to
                                      Post-Effective Amendment No. 41 to the
                                      Registration Statement.

                                       6

                             (12)     Fund Accounting Services Agreement between
                                      the Registrant (on behalf of Scudder
                                      Financial Services Fund) and Scudder Fund
                                      Accounting Corporation, dated September
                                      11, 1997, is incorporated by reference to
                                      Post-Effective Amendment No. 50 to the
                                      Registration Statement.

                             (13)     Fund Accounting Services Agreement between
                                      the Registrant (on behalf of Scudder
                                      Health Care Fund) and Scudder Fund
                                      Accounting Corporation, dated December 4,
                                      1997, is incorporated by reference to
                                      Post-Effective Amendment No. 62 to the
                                      Registration Statement.

                             (14)     Fund Accounting Services Agreement between
                                      the Registrant (on behalf of Scudder
                                      Technology Fund) and Scudder Fund
                                      Accounting Corporation, dated December 4,
                                      1997, is incorporated by reference to
                                      Post-Effective Amendment No. 62 to the
                                      Registration Statement.

                             (15)     Revised Fund Accounting Services Agreement
                                      between the Registrant (on behalf of
                                      Scudder Technology Fund) and Scudder Fund
                                      Accounting Corporation, dated November 13,
                                      2000, is incorporated by reference to
                                      Post-Effective Amendment No. 76 to the
                                      Registration Statement.

                             (16)     Revised Fund Accounting Services Agreement
                                      between the Registrant (on behalf of
                                      Scudder Healthcare Fund) and Scudder Fund
                                      Accounting Corporation, dated November 13,
                                      2000, is incorporated by reference to
                                      Post-Effective Amendment No. 76 to the
                                      Registration Statement.

                             (17)     Administrative Services Agreement between
                                      Scudder 21/st/ Century Growth Fund and
                                      Kemper Distributors, Inc., dated May 1,
                                      2000, is incorporated by reference to
                                      Post-Effective Amendment No. 71 to the
                                      Registration Statement.

                             (18)     Agency Agreement between the Registrant
                                      (on behalf of Scudder 21/st/ Century
                                      Growth Fund) and Kemper Service Company,
                                      dated May 1, 2000, is incorporated by
                                      reference to Post-Effective Amendment No.
                                      71 to the Registration Statement.

                             (19)     Agency Agreement between the Registrant
                                      (on behalf of Scudder Small Company Value
                                      Fund) and Kemper Service Company, dated
                                      November 13, 2000 is incorporated by
                                      reference to Post-Effective Amendment No.
                                      79 to the Registration Statement.

                             (20)     Fund Accounting Agreement between Scudder
                                      21st Century Growth Fund and Scudder Fund
                                      Accounting Corporation, dated May 1, 2000,
                                      is incorporated by reference to
                                      Post-Effective Amendment No. 71 to the
                                      Registration Statement.

                                       7

                             (21)     Administrative Services Agreement (and Fee
                                      Schedule thereto) between the Registrant,
                                      on behalf of Scudder 21/st/ Century Growth
                                      Fund, Scudder Development Fund, Scudder
                                      Health Care Fund, Scudder Small Company
                                      Value Fund and Scudder Technology Fund,
                                      Inc., and Scudder Kemper Investments,
                                      Inc., dated October 2, 2000, is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 76 to the
                                      Registration Statement.

                             (22)     Amended and Restated Administrative
                                      Services Agreement between the Registrant
                                      and Scudder Kemper Investments, Inc.,
                                      dated November 13, 2000, is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 76 to the Registration Statement.

                             (23)     Amended and Restated Administrative
                                      Services Agreement between the Registrant
                                      and Scudder Kemper Investments, Inc.,
                                      dated December 29, 2000, is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 79 to the Registration Statement.

                             (24)     Shareholder Services Agreement between the
                                      Registrant and Kemper Distributors, Inc.,
                                      dated November 13, 2000, is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 76 to the Registration Statement.

                             (25)     Shareholder Services Agreement between the
                                      Registrant and Scudder Distributors, Inc.,
                                      dated December 29, 2000, is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 79 to the Registration Statement.

                             (26)     Shareholder Services Agreement between the
                                      Registrant and Scudder Distributors, Inc.
                                      dated April 5, 2002, is incorporated by
                                      reference to Post-Effective Amendment No.
                                      80 to the Registration Statement.

                             (27)     Amendment No.1 to the Transfer Agency and
                                      Service Agreement between the Registrant
                                      and Scudder Service Corporation, dated
                                      June 11, 2002 is incorporated by reference
                                      to Post-Effective Amendment No. 81 to the
                                      Registration Statement.

                             (28)     Amendment to the Amended and Restated
                                      Administrative Services Agreement between
                                      the Registrant and Scudder Kemper
                                      Investments, Inc. dated December 29,2000,
                                      effective January 1, 2003, is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 82 to the Registration Statement.

                    (i)               Legal Opinion and Consent of Counsel is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 81 to the
                                      Registration Statement.

                    (j)               Consent of Independent Auditors. (Filed
                                      herein.)

                    (k)               Inapplicable.

                    (l)               Inapplicable.

                                       8

                    (m)      (1)      Rule 12b-1 Plan for Class B and Class C
                                      Shares of Scudder 21st Century Growth
                                      Fund, dated May 1, 2000, is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 71 to the Registration Statement.

                             (2)      Rule 12b-1 Plan between the Registrant, on
                                      behalf of Scudder Technology Fund (Class
                                      A,B and C shares), dated November 13,
                                      2000, is incorporated by reference to
                                      Post-Effective Amendment No. 76 to the
                                      Registration Statement.

                             (3)      Rule 12b-1 Plan between the Registrant, on
                                      behalf of Scudder Healthcare Fund (Class
                                      A,B and C shares), dated November 13,
                                      2000, is incorporated by reference to
                                      Post-Effective Amendment No. 76 to the
                                      Registration Statement.

                             (4)      Rule 12b-1 Plan between the Registrant, on
                                      behalf of Scudder Small Company Value Fund
                                      (Class A,B and C shares) dated December 1,
                                      2001, is incorporated by reference to
                                      Post-Effective Amendment No. 79 to the
                                      Registration Statement.

                    (n)      (1)      Mutual Funds Multi-Distribution System
                                      Plan Pursuant to Rule 18f-3 is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 70 to the
                                      Registration Statement.

                             (2)      Amended Plan With Respect to Scudder
                                      21/st/ Century Growth Fund Pursuant to
                                      Rule 18f-3, dated March 14, 2000, is
                                      incorporated by reference to
                                      Post-Effective Amendment No. 72 to the
                                      Registration Statement.

                             (3)      Plan With Respect to Scudder Health Care
                                      Fund Pursuant to Rule 18f-3, dated March
                                      14, 2000, is incorporated by reference to
                                      Post-Effective Amendment No. 72 to the
                                      Registration Statement.

                             (4)      Plan With Respect to Scudder Small Company
                                      Value Fund Pursuant to Rule 18f-3, dated
                                      March 14, 2000, is incorporated by
                                      reference to Post-Effective Amendment No.
                                      72 to the Registration Statement.

                             (5)      Amended and Restated Plan With Respect to
                                      Scudder Technology Fund Pursuant to Rule
                                      18f-3, dated May 8, 2000, is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 72 to the Registration Statement.

                             (6)      Amended and Restated Plan pursuant to Rule
                                      18f-3 is incorporated by reference to
                                      Post-Effective Amendment No. 76 to the
                                      Registration Statement.

                             (7)      Amended and Restated Plan with respect to
                                      Scudder Small Company Value Fund and
                                      Scudder 21/st/ Century Growth Fund
                                      pursuant to Rule 18f-3, dated December 29,
                                      2000, is incorporated by reference to
                                      Post-Effective Amendment No. 79 to the
                                      Registration Statement.

                             (8)      Amended and Restated Multi-Distribution
                                      System Plan (Rule 18f-3), dated May 15,
                                      2002 is incorporated by reference to
                                      Post-Effective Amendment No. 81 to the
                                      Registration Statement.

                                        9

                  (p)        (1)      Code of Ethics of Scudder Securities Trust
                                      is incorporated by reference to
                                      Post-Effective Amendment No. 71 to the
                                      Registration Statement.

                             (2)      Amended Code of Ethics of Scudder
                                      Securities Trust, is incorporated by
                                      reference to Post-Effective Amendment No.
                                      77 to the Registration Statement.

                             (3)      Scudder Kemper Investments, Inc. and
                                      certain of its subsidiaries including
                                      Kemper Distributors, Inc. and Scudder
                                      Investor Services, Inc., is incorporated
                                      by reference to Post-Effective Amendment
                                      No. 72 to the Registration Statement.

                             (4)      Amended Code of Ethics of Scudder Kemper
                                      Investments, Inc. and certain of its
                                      subsidiaries including Scudder
                                      Distributors, Inc. and Scudder Investments
                                      Services, Inc., is incorporated by
                                      reference to Post-Effective Amendment No.
                                      77 to the Registration Statement.

                             (5)      Code of Ethics for Deutsche Asset
                                      Management dated May 2000, as revised July
                                      2001, is incorporated by reference to
                                      Post-Effective Amendment No. 80 to the
                                      Registration Statement.

                             (6)      Code of Ethics for Scudder Funds, as of
                                      April 5, 2002, is incorporated by
                                      reference to Post-Effective Amendment No.
                                      80 to the Registration Statement.

                             (7)      Code of Ethics for Deutsche Asset
                                      Management - U.S., effective September 3,
                                      2002, is incorporated by reference to
                                      Post-Effective Amendment No. 80 to the
                                      Registration Statement.

                             (8)      Code of Ethics for Deutsche Asset
                                      Management - U.S., effective April 15,
                                      2003, is incorporated by reference to
                                      Post-Effective Amendment No. 82 to the
                                      Registration Statement.

Item 24           Persons Controlled by or under Common Control with Registrant

                  None

Item 25           Indemnification

                  Article VIII of the Registrant's Agreement and Declaration of
         Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and
         Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Each of the trustees who is not an "interested person" (as defined under the Investment Company Act of 1940) of Registrant (a
         "Non-interested Trustee") has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested
         Trustee and is not affected by amendment of the Agreement and
         Declaration of Trust. In addition, the

                                       10

         indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses, more timely, efficient and certain. In accordance with
         Section 17(h) of the Investment Company Act of 1940, the
         indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc.
         ("Scudder"), the investment adviser, now known as Deutsche Investment
         Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant
         (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by
         Deutsche Bank in connection with the Independent Trustees'
         consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

Item 26. Business and Other Connections of Investment Advisor

                  During the last two fiscal years, no director or officer of
         Deutsche Investment Management Americas Inc., the Fund's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27. Principal Underwriters

         (a)

         Scudder Distributors, Inc. acts as principal underwriter of the
         Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by
         Deutsche Investment Management Americas Inc., Deutsche Asset Management
         Inc. and Investment Company Capital Corp.

                                       11

         (b)

         Information on the officers and directors of Scudder Distributors,
         Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago,
         Illinois 60606.

                    (1)                           (2)                                     (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------
         Thomas F. Eggers              Chairman and Director                    None
         345 Park Avenue
         New York, NY 10154

         Jonathan R. Baum              Chief Executive Officer, President and   None
         345 Park Avenue               Director
         New York, NY 10154

         Michael L. Gallagher          Vice President and Director              None
         222 South Riverside Plaza
         Chicago, IL  60606

         John W. Edwards, Jr.          Chief Financial Officer and Treasurer    None
         60 Wall St.
         New York, NY 10005

         C. Perry Moore                Chief Operating Officer and Vice         None
         222 South Riverside Plaza     President
         Chicago, IL 60606

         Caroline Pearson              Secretary                                Assistant Secretary
         Two International Place
         Boston, MA 02110-4103

         Linda J. Wondrack             Vice President and Chief Compliance      None
         Two International Place       Officer
         Boston, MA 02110-4103

         David Edlin                   Vice President                           None
         222 South Riverside Plaza
         Chicago, IL 60606

         Robert Froelich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL 60606

         M. Patrick Donovan            Vice President                           None
         Two International Place
         Boston, MA 02110-4103

         Kenneth P. Murphy             Vice President                           None
         Two International Place
         Boston, MA 02110-4103

                                       12

                    (1)                           (2)                                     (3)
         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------
         Philip J. Collora             Assistant Secretary                      Vice President and Assistant
         222 South Riverside Plaza                                              Secretary
         Chicago, IL  60606

         (c)      Not applicable

Item 28           Location of Accounts and Records

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules
                  promulgated thereunder are maintained by Deutsche Investment
                  Management Americas Inc., Two International Place, Boston, MA
                  02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust
                  Company, Heritage Drive, North Quincy, Massachusetts. Records
                  relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International
                  Place, Boston, Massachusetts.

Item 29           Management Services

                  Inapplicable.

Item 30           Undertakings

                  Inapplicable.

                                       13

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration
Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Baltimore and the
State of Maryland on the 26/th/ day of November 2003.

                                                  SCUDDER SECURITIES TRUST

                                                  By: /s/ Richard T. Hale
                                                      --------------------------
                                                      Richard T. Hale
                                                      Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----
/s/ Richard T. Hale
-------------------------------------
Richard T. Hale                            Trustee, Chairman and Chief Executive        November 26, 2003
                                           Officer

/s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo                           Treasurer (Chief Financial Officer)          November 26, 2003

/s/ Henry P. Becton, Jr.
-------------------------------------
Henry P. Becton, Jr.*                      Trustee                                      November 26, 2003

/s/ Dawn-Marie Driscoll
-------------------------------------
Dawn-Marie Driscoll*                       Trustee                                      November 26, 2003

/s/ Keith R. Fox
-------------------------------------
Keith R. Fox*                              Trustee                                      November 26, 2003

/s/ Louis E. Levy
-------------------------------------
Louis E. Levy*                             Trustee                                      November 26, 2003

/s/ Jean Gleason Stromberg
-------------------------------------
Jean Gleason Stromberg*                    Trustee                                      November 26, 2003

/s/ Jean C. Tempel
-------------------------------------
Jean C. Tempel*                            Trustee                                      November 26, 2003

/s/ Carl W. Vogt
-------------------------------------
Carl W. Vogt*                              Trustee                                      November 26, 2003

*By:     /s/ Caroline Pearson
         --------------------
         Caroline Pearson**
         Assistant Secretary

**       Attorney-in-fact pursuant to powers of attorney contained in and incorporated by reference to Post-Effective Amendment No. 82 to the
         Registration Statement, filed September 29, 2003, Post-Effective
         Amendment No. 62 to the Registration Statement, filed August 2, 1999,
         Post-Effective Amendment No. 72 to the Registration Statement, filed
         August 1, 2000, and Post-Effective Amendment No. 80 to the Registration
         Statement, filed October 1, 2002.

                                                                File No. 2-36238
                                                               File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 84

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 68

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                            SCUDDER SECURITIES TRUST

                            SCUDDER SECURITIES TRUST

                                  EXHIBIT INDEX

                                       (j)

                                        2